As filed with the Securities and Exchange Commission on April 28, 2016

Registration No. 333-187916

811- 08750

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 4	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 125	☒

SEPARATE ACCOUNT VA BNY

(Exact Name of Registrant)

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

(Name of Depositor)

440 Mamaroneck Avenue

Harrison, NY 10528

(Address of Depositor’s Administrative Offices)

Depositor’s Telephone Number: (213) 742-5216

Alison Ryan, Esquire

Transamerica Financial Life Insurance Company

c/o Office of the General Counsel, MS#2520

440 Mamaroneck Avenue

Harrison, NY 10528

(Name and Address of Agent for Service)

Title of Securities Being Registered:                                                          Flexible Premium Variable Annuity Policies

It is proposed that this filing become effective:

☐ immediately upon filing pursuant to paragraph (b) of Rule 485

☒ on May 1, 2016 pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ on                     pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment

TRANSAMERICA LIBERTYSM NY VARIABLE ANNUITY
Issued Through
SEPARATE ACCOUNT VA BNY
By
TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY
This flexible premium deferred annuity policy has many investment choices. There is a separate account that currently provides a means of investing in various underlying fund portfolios. There is also a fixed account, which offers interest at rates that are guaranteed by Transamerica Financial Life Insurance Company. You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the separate account.
The policy is no longer available for purchase by new policyowners.
This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference.
If you would like more information about the Transamerica LibertySM NY Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2016. Please call us at (800) 525-6205 or write us at: Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the variable annuity can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-732-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.
The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Prospectus Date: May 1, 2016
Statement of Additional Information Date: May 1, 2016

The subaccounts available under this policy invest in the following underlying fund portfolios:
SUBACCOUNT	UNDERLYING FUND PORTFOLIO
AB Balanced Wealth Strategy Portfolio - Class B	AB Balanced Wealth Strategy Portfolio - Class B
AB Growth and Income Portfolio – Class B	AB Growth and Income Portfolio – Class B
American Funds - Asset Allocation FundSM - Class 2	American Funds - Asset Allocation FundSM - Class 2
American Funds - Bond FundSM - Class 2	American Funds - Bond FundSM - Class 2
American Funds - Growth FundSM - Class 2	American Funds - Growth FundSM - Class 2
American Funds - Growth-Income FundSM - Class 2	American Funds - Growth-Income FundSM - Class 2
American Funds - International FundSM - Class 2	American Funds - International FundSM - Class 2
Fidelity VIP Balanced Portfolio - Service Class 2	Fidelity VIP Balanced Portfolio - Service Class 2
Fidelity VIP Contrafund® Portfolio – Service Class 2	Fidelity VIP Contrafund® Portfolio – Service Class 2
Fidelity VIP Mid Cap Portfolio – Service Class 2	Fidelity VIP Mid Cap Portfolio – Service Class 2
Fidelity VIP Value Strategies Portfolio – Service Class 2	Fidelity VIP Value Strategies Portfolio – Service Class 2
GE Investments Total Return Fund - Class 3	GE Investments Total Return Fund - Class 3
TA AB Dynamic Allocation - Service Class	Transamerica AB Dynamic Allocation VP - Service Class
TA Aegon High Yield Bond - Service Class	Transamerica Aegon High Yield Bond VP – Service Class
TA Aegon Government Money Market - Service Class	Transamerica Aegon Government Money Market VP – Service Class
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP – Service Class
TA American Funds Managed Risk - Balanced - Service Class	Transamerica American Funds Managed Risk VP - Service Class
TA Asset Allocation - Conservative - Service Class	Transamerica Asset Allocation - Conservative VP – Service Class
TA Asset Allocation - Growth - Service Class	Transamerica Asset Allocation - Growth VP – Service Class
TA Asset Allocation - Moderate - Service Class	Transamerica Asset Allocation - Moderate VP – Service Class
TA Asset Allocation - Moderate Growth - Service Class	Transamerica Asset Allocation - Moderate Growth VP – Service Class
TA Barrow Hanley Dividend Focused - Service Class	Transamerica Barrow Hanley Dividend Focused VP – Service Class
TA BlackRock Equity Smart Beta 100	Transamerica BlackRock Equity Smart Beta 100 VP
TA BlackRock Global Allocation - Service Class	Transamerica BlackRock Global Allocation VP - Service Class
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Balanced VP - Service Class
TA BlackRock Global Allocation Managed Risk - Growth - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Growth VP - Service Class
TA BlackRock Smart Beta 50	Transamerica BlackRock Smart Beta 50 VP
TA BlackRock Smart Beta 75	Transamerica BlackRock Smart Beta 75 VP
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class
TA Clarion Global Real Estate Securities - Service Class	Transamerica Clarion Global Real Estate Securities VP – Service Class
TA International Moderate Growth - Service Class	Transamerica International Moderate Growth VP – Service Class
TA JPMorgan Core Bond - Service Class	Transamerica JPMorgan Core Bond VP - Service Class
TA JPMorgan Enhanced Index - Service Class	Transamerica JPMorgan Enhanced Index VP – Service Class
TA JPMorgan Mid Cap Value - Service Class	Transamerica JPMorgan Mid Cap Value VP–Service Class
TA JPMorgan Tactical Allocation - Service Class	Transamerica JPMorgan Tactical Allocation VP - Service Class
TA Janus Balanced - Service Class	Transamerica Janus Balanced VP–Service Class
TA Janus Mid-Cap Growth - Service Class	Transamerica Janus Mid-Cap Growth VP – Service Class
TA Jennison Growth - Service Class	Transamerica Jennison Growth VP– Service Class
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class
TA Legg Mason Dynamic Allocation - Growth - Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class
TA MFS International Equity - Service Class	Transamerica MFS International Equity VP – Service Class

SUBACCOUNT	UNDERLYING FUND PORTFOLIO
TA Managed Risk - Balanced ETF - Service Class	Transamerica Managed Risk - Balanced ETF VP - Service Class
TA Managed Risk - Conservative ETF - Service Class	Transamerica Managed Risk - Conservative ETF VP - Service Class
TA Managed Risk - Growth ETF - Service Class	Transamerica Managed Risk - Growth ETF VP - Service Class
TA Market Participation Strategy - Service Class	Transamerica Market Participation Strategy VP - Service Class
TA Morgan Stanley Capital Growth - Service Class	Transamerica Morgan Stanley Capital Growth VP – Service Class
TA Multi-Managed Balanced - Service Class	Transamerica Multi-Managed Balanced VP – Service Class
TA PineBridge Inflation Opportunities- Service Class	Transamerica PineBridge Inflation Opportunities VP - Service Class
TA PIMCO Tactical - Balanced - Service Class	Transamerica PIMCO Tactical–Balanced VP–Service Class
TA PIMCO Tactical - Conservative - Service Class	Transamerica PIMCO Tactical–Conservative VP–Service Class
TA PIMCO Tactical - Growth - Service Class	Transamerica PIMCO Tactical–Growth VP–Service Class
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class
TA QS Investors Active Asset Allocation - Conservative - Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP - Service Class
TA QS Investors Active Asset Allocation - Moderate - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP - Service Class
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP - Service Class
TA Systematic Small Mid Cap Value - Service Class	Transamerica Systematic Small/Mid Cap Value VP – Service Class
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class
TA TS&W International Equity - Service Class	Transamerica TS&W International Equity VP – Service Class
TA Torray Concentrated Growth - Service Class	Transamerica Torray Concentrated Growth VP – Service Class
TA WMC US Growth - Service Class	Transamerica WMC US Growth VP – Service Class

TABLE OF CONTENTS continued
APPENDIX
PAM METHOD TRANSFERS	102
APPENDIX
Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders	104
APPENDIX
Hypothetical Example of the Withdrawal Base Calculation - Retirement Income Max® Rider	108
APPENDIX
RIDER GRID VARIATIONS	109
v

GLOSSARY OF TERMS
accumulation unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.
Administrative Office—Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.
annuitant—The person on whose life any annuity payments involving life contingencies will be based.
annuitize (annuitization)—When you switch from the accumulation phase to the income phase and we begin to make annuity payments to you (or your designee).
annuity commencement date—The date upon which annuity payments are to commence.
annuity payment option—A method of receiving a stream of annuity payments selected by the owner.
assumed investment return or AIR— The annual effective rate shown in the contract that is used in the calculation of each variable annuity payment.
fixed account—One or more investment options under the policy that are part of the Company's general assets and are not in the separate account.
free amount—The amount that can be withdrawn each year without incurring any surrender charges.
guaranteed lifetime withdrawal benefit—Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider.
guaranteed period options—The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.
owner (you, your)—The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and before the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.
policy date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
policy value—On or before the annuity commencement date, the policy value is equal to the owner's:
•	premium payments; minus
•	gross partial surrenders (partial surrenders plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge plus taxes (on the withdrawal)); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
•	accumulated losses in the separate account; minus
•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.
policy year—A policy year begins on the policy date and on each anniversary thereafter.
separate account—Separate Account VA BNY, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
separate account value—The portion of the policy value that is invested in the separate account.
subaccount—A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.
valuation period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made on each business day.
written notice—Written notice, signed by the owner, that gives the Company the information it requires and is received in good order at the Administrative Office. For some transactions, the Company may accept an electronic notice such as telephone instructions or any other means acceptable to the Company. Such electronic notice must meet the requirements for good order that the Company establishes for such notices.

SUMMARY
The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.
THE ANNUITY POLICY
The flexible premium deferred variable annuity policy offered by Transamerica Financial Life Insurance Company (the Company, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts of the separate account and the fixed account of the Company. The policy is intended to accumulate money for retirement or other long-term investment purposes.
This policy currently offers subaccounts that are listed in the “Appendix–Portfolios Associated with the Subaccounts” in this prospectus. Each subaccount invests exclusively in shares of one of the underlying fund portfolios. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.
The fixed account offers an interest rate that the Company guarantees.
The policy, like all deferred annuity policies, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you annuitize and begin receiving regular annuity payments from your policy. The money you can accumulate during the accumulation phase will largely determine the payments you receive during the income phase.
PURCHASE
The initial premium payment for nonqualified policies must be at least $5,000 or more, and at least $1,000 for qualified policies, under most circumstances. You must obtain prior Company approval to purchase a policy with an amount less than the stated minimum. You can generally add as little as $50 at any time during the accumulation phase.
INVESTMENT CHOICES
You can allocate your premium payments to one of several underlying fund portfolios listed in the “Appendix–Portfolios Associated with the Subaccounts” in this prospectus and described in the underlying fund prospectuses. Depending upon their investment performance, you can make or lose money in any of the subaccounts.
You can also allocate your premium payments to the fixed account.
We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limitations on transfers.
EXPENSES
Note: The following section on expenses and the Annuity Policy Fee Table and expense examples only apply to policies issued on or after the date of this prospectus.
No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.
We may deduct a surrender charge of up to 8% of premium payments surrendered within four years after the premium is paid. We will calculate surrender charges by taking the earnings, if any, out before premium payments.
We deduct daily mortality and expense risk fees and administrative charges from the assets in each subaccount during the accumulation phase, at an annual rate (as a percentage of the subaccount's value) that depends on the death benefit option that you select, as follows:
•	1.65% if you choose the Return of Premium Death Benefit
•	1.85% if you choose the Annual Step-Up Death Benefit
During the accumulation phase, we deduct an annual service charge of no more than $30 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.
Upon full surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable.

We deduct a daily fund facilitation fee from the assets in certain investment choices at an annual rate (as a percentage of the subaccount's value) as follows:
•	0.30% if you choose the American Funds - Asset Allocation FundSM - Class 2
•	0.30% if you choose the American Funds - Bond FundSM - Class 2
•	0.30% if you choose the American Funds - Growth FundSM - Class 2
•	0.30% if you choose the American Funds - Growth-Income FundSM - Class 2
•	0.30% if you choose the American Funds - International FundSM - Class 2
•	0.20% if you choose the AB Balanced Wealth Strategy Portfolio - Class B
•	0.20% if you choose the GE Investments Total Return Fund - Class 3
•	0.15% if you choose the Franklin Founding Funds Allocation VIP Fund - Class 4
If you elect the Living Benefits Rider, then there is an annual rider fee during the accumulation phase of 1.25% of the “principal back” total withdrawal base on each anniversary (“rider anniversary”) of the date the rider was elected.
If you elect the Retirement Income Max® Rider, there is an annual rider fee of 1.25% (1.00% for riders issued prior to December 12, 2011) on an annual basis of the withdrawal base which is charged quarterly during the accumulation phase.
If you elect the Retirement Income Choice® 1.6 Rider, there is a rider fee during the accumulation phase of 0.70% to 1.45% (on an annual basis) of the withdrawal base (0.70% to 1.55% for riders issued prior to May 1, 2014), which is charged quarterly, depending on what designated investment options you choose. There are additional optional rider benefits that each have an annual fee charged quarterly during the accumulation phase that is also a percentage of the withdrawal base; this fee is in addition to the rider fee for the base benefit.
The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.
ACCESS TO YOUR MONEY
You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies).
You may generally take out up to the free amount free of surrender charges. Amounts surrendered in excess of this free amount may be subject to surrender charges. You may have to pay income tax and a tax penalty on any money you take out.
Access to amounts held in qualified policies may be restricted or prohibited by law or regulation or the terms of the policy.
Partial surrenders will reduce your policy value. Depending on its amount and timing, a partial surrender may considerably reduce or eliminate some of the benefits and guarantees provided by your Policy. You should carefully consider whether a partial surrender under a particular circumstance will have a negative impact to your benefits or guarantees. The impact of partial and full surrenders (generally) on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.
ANNUITY PAYMENTS (THE INCOME PHASE)
The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, then the dollar amount of your annuity payments may go up or down.
DEATH BENEFIT
If the sole annuitant dies before the income phase begins, then the beneficiary will generally receive a death benefit. If the owner is not the annuitant, then no death benefit is paid if the owner dies; however required distribution rules require that the policy value be distributed upon the death of any owner.
Naming different persons as owner and annuitant can affect to whom and whether amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.
When you purchase a policy you may generally choose an optional guaranteed minimum death benefit:
•	Annual Step-Up Death Benefit
Charges are lower if you do not choose an optional guaranteed minimum death benefit.
After the policy is issued, a guaranteed minimum death benefit cannot be added, and the death benefit cannot be changed.

The death benefit is paid first to a surviving owner, if any; it is paid only to the beneficiary if there is no surviving owner.
TAXES
Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. For nonqualified and certain qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the income phase are, in many cases, considered as all taxable income. If you are younger than 59½ when you take money out, you may incur a 10% federal penalty tax on the taxable earnings.
ADDITIONAL FEATURES
This policy has additional features that might interest you. These features may not be available for all policies, may vary for certain policies, may not each be available in combination with other optional benefits under the policy, and may not be suitable for your particular situation.
These features include, but are not limited to, the following:
•	You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the “Systematic Payout Option” (“SPO”). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.
•	Under certain medically related circumstances, you may surrender all or a portion of the policy value without any surrender charge. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”
•	You may generally make transfers and/or change the allocation of additional premium payments by electronic means acceptable to the Company. We may restrict or eliminate this feature.
•	You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment choices into one or more subaccounts. This feature is known as “Dollar Cost Averaging.”
•	We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing.”
•	You may elect to purchase an optional rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed lifetime withdrawal benefit. This feature is called the “Living Benefits Rider.” If you elect this rider, we will monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts back and forth between investment choices that we designate and the variable investment choices that you have selected. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.
•	You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Retirement Income Max® Rider.” If you elect the Retirement Income Max® Rider, you must allocate 100% of your policy value to one or more “designated investment option(s).” (See “Appendix - Designated Investment Options”.) The designated investment options differ from the designated investment options for the other guaranteed lifetime withdrawal benefits. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.
•	You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Retirement Income Choice® 1.6 Rider.” If you elect the Retirement Income Choice® 1.6 Rider, you must allocate 100% of your policy value in certain designated investment choices. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.
OTHER INFORMATION
Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 20 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account; if state law requires, we will refund your original premium payment(s). The policy will then be deemed void.
No Probate. Usually, the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for transfer and inheritance tax purposes.

Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, market timing, or if you cannot take the risk of losing money that you put in.
There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, and additional features, make this policy appropriate for your needs.
Financial Statements. Financial Statements for the Company and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation by year end December 31, 2015) are in “Appendix – Condensed Financial Information” to this prospectus and the SAI.
INQUIRIES
If you need more information or want to make a transaction, please contact us at:
Transamerica Financial Life Insurance Company
Administrative Office
Attention: Customer Care Group
4333 Edgewood Road NE
Cedar Rapids, IA 52499-0001
(800) 525-6205
You may check your policy at www.transamerica.com. Follow the logon procedures. We cannot guarantee that you will be able to access this site.
You should protect your logon information, because on-line (or telephone) options may be available and could be made by anyone who knows your logon information. We may not be able to verify that the person providing instructions using your logon information is you or someone authorized by you.

Annuity Policy FEE TABLE AND EXPENSE EXAMPLES
The following describes the fees and expenses that you will pay when buying, owning, and surrendering the policy. Please be certain to review the notes following the fee table and expense examples for further information about the fees and charges presented. The order of the notes follows the order in which the fees and charges under the policy are presented in the fee tables and the expense examples.
The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase the fees may be different than those described in the Fee Table. See EXPENSES.
The first section describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)
Base Policy	8%
Transfer Fee	$0-$10
Special Service Fee	$0-$25
The next section describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
Annual Service Charge	$0-$30 per policy
Separate Account Annual Expenses (as a percentage, annually, of average separate account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee	1.50%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.65%
Optional Separate Account Expenses: (You may only elect one of the guaranteed minimum death benefits listed below)
Annual Step-Up Death Benefit	0.20%
Fund Facilitation Fee	0.30%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	2.15%

	Maximum	Current
Optional Guaranteed Lifetime Withdrawal Benefit Riders: (You may only elect one of the optional riders listed below)
Living Benefits Rider (annual charge - a % of Principal Back Total Withdrawal Base)	1.25%	1.25%
Retirement Income Max® Rider (annual charge - a % of withdrawal base): (for riders issued on or after December 12, 2011)
Base Benefit	2.00%	1.25%
Retirement Income Max® Rider (annual charge - a % of withdrawal base): (for riders issued before December 12, 2011)
Base Benefit	1.75%	1.00%
Retirement Income Choice® 1.6 Rider (annual charge - a % of withdrawal base): (for riders issued on or after May 1, 2014)
Base Benefit Designated Allocation Group A	2.20%	1.45%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with the Retirement Income Choice® 1.6 Rider:
Death Benefit (Single Life Option)	0.40%	0.40%

	Maximum	Current
Death Benefit (Joint Life Option)	0.35%	0.35%
Total Retirement Income Choice® 1.6 Rider Fees (Single Life) with Highest Combination of Benefits and Allocation Options	2.60%	1.85%
Retirement Income Choice® 1.6 Rider (annual charge - a % of withdrawal base): (for riders issued before May 1, 2014)
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with the Retirement Income Choice® 1.6 Rider:
Death Benefit (Single Life Option)	0.40%	0.40%
Death Benefit (Joint Life Option)	0.35%	0.35%
Total Retirement Income Choice® 1.6 Rider Fees (Single Life) with Highest Combination of Benefits and Allocation Options	2.70%	1.95%

Optional Guaranteed Lifetime Withdrawal Benefit Riders - No Longer Available:
5 for LifeSM Rider (annual charge - a % of Total Withdrawal Base)	1.35%
5 for LifeSM with Growth (with additional death benefit)	1.60%
5 for LifeSM with Growth (without additional death benefit)	1.35%

	Single	Joint
Income SelectSM for Life - Single and Joint Life Option (annual charge - a % of Total Withdrawal Base):
Base Benefit	1.15%	1.35%
Additional Benefits available with Income SelectSM for Life Rider:
Growth Benefit	0.25%	—
Death Benefit	0.25%	0.20%
Total Income SelectSM for Life Rider Fees with Highest Combination of Benefits	1.65%	1.55%

	Maximum	Current
Retirement Income Choice® Rider - Single Life Option: (annual charge - a % of Withdrawal Base)
Base Benefit	2.10%	1.35%
Additional Benefits available with the Retirement Income Choice® Rider:
Death Benefit	0.25%	0.25%
Total Retirement Income Choice® Rider Fees (Single Life) with Highest Combination of Benefits	2.35%	1.60%
Retirement Income Choice® with Double Initial Withdrawal Base Benefit Rider - Single Life Option (annual charge - a % of Withdrawal Base):
Base Benefit	2.40%	1.65% (1)
Additional Benefits available with the Retirement Income Choice® with Double Initial Withdrawal Base Benefit Rider:
Death Benefit	0.25%	0.25%
Total Retirement Income Choice® with Double Initial Withdrawal Base Benefit Rider Fees (Single Life) with Highest Combination of Benefits	2.65%	1.90%
Retirement Income Choice® with Double Initial Withdrawal Base Benefit Rider - Joint Life Option (annual charge - a % of Withdrawal Base):
Base Benefit	2.40%	1.65% (1)
Additional Benefits available with the Retirement Income Choice® with Double Initial Withdrawal Base Benefit Rider:
Death Benefit	0.20%	0.20%
Total Retirement Income Choice® with Double Initial Withdrawal Base Benefit Rider Fees (Joint Life) with Highest Combination of Benefits	2.60%	1.85%

	Maximum	Current
Retirement Income Choice® 1.4 Rider (annual charge - a % of withdrawal base):
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with the Retirement Income Choice® 1.4 Rider:
Death Benefit (Single Life Option)	0.40%	0.40%
Death Benefit (Joint Life Option)	0.35%	0.35%
Total Retirement Income Choice® 1.4 Rider Fees (Single Life) with Highest Combination of Benefits	2.70%	1.95%
Retirement Income Choice® 1.2 Rider (annual charge - a % of withdrawal base):
Base Benefit Open Allocation Option	2.30%	1.55%
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with the Retirement Income Choice® 1.2 Rider:
Death Benefit (Single Life Option)	0.40%	0.40%
Death Benefit (Joint Life Option)	0.35%	0.35%
Total Retirement Income Choice® 1.2 Rider Fees (Single Life) with Highest Combination of Benefits and Allocation Options	2.70%	1.95%
(1) The current fee is 1.55% for policyowners who purchase the base benefit only with no additional benefits elected.
The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2015 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.
Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses):
Lowest Gross	0.54%
Highest Gross	1.44%
The following Examples are intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.
The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your policy has a 5% return each year, the highest Total Portfolio Annual Operating Expenses of any of the portfolios for the year ended December 31, 2015, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the highest Fund Facilitation Fee, Annual Step-Up Death Benefit, and Retirement Income Choice® 1.6 Rider – Single Life Option with additional Death Benefit (prior to May 1, 2014). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Examples:
If the policy is surrendered at the end of the applicable time period:
1 Year	$1,274
3 Years	$2,316
5 Years	$2,855
10 Years	$5,941

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy:
1 Year	$ 554
3 Years	$1,686
5 Years	$2,855
10 Years	$5,941
The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your policy has a 5% return each year, the highest Total Portfolio Annual Operating Expenses of any of the portfolios for the year ended December 31, 2015, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the highest Fund Facilitation Fee, Annual Step-Up Death Benefit and Retirement Income Choice® 1.6 Rider - Single Life Option with additional Death Benefit (on or after May 1, 2014). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Examples:
If the policy is surrendered at the end of the applicable time period:
1 Year	$1,264
3 Years	$2,286
5 Years	$2,804
10 Years	$5,834
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy:
1 Year	$ 544
3 Years	$1,656
5 Years	$2,804
10 Years	$5,834
Please remember that these Examples are illustrations and do not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Examples. Similarly, your rate of return may be more or less than the 5% assumed in the Examples.
For information concerning compensation paid for the sale of the policies, see OTHER INFORMATION - Distributor of the Policies.
Notes to Fee Table and Expense Examples
Owner Transaction Expenses:
Maximum Surrender Charge: The surrender charge, if any is imposed, applies to each premium payment, regardless of how policy value is allocated among the investment options. The surrender charge decreases based on the number of years since the premium payment was made.
Transfer Fee: The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment choices. There is no fee for the first 12 transfers per policy year. For additional transfers, the Company may charge a fee of $10 per transfer.
Special Service Fees: We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. We may charge a fee for each service performed. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require us to incur additional processing costs.
Annual Service Charge:
Annual Service Charge: The annual service charge is assessed per policy on each policy anniversary and at surrender. The charge is waived if your policy value, or the sum of your premiums less all partial surrenders, is at least $50,000.

Separate Account Annual Expenses:
Mortality and Expense Risk Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit.
Optional Separate Account Expenses: Any optional separate account expense is in addition to the mortality and expense risk and administrative fees.
Fund Facilitation Fee: This daily fee is applied only to policy value in the subaccounts invested in the American Funds - Asset Allocation Fund - Class 2 (0.30%), American Funds - Bond Fund - Class 2 (0.30%), American Funds - Growth Fund - Class 2 (0.30%), American Funds - Growth-Income Fund - Class 2 (0.30%), American Funds - International Fund - Class 2 (0.30%), AllianceBernstein Balanced Wealth Strategy Portfolio - Class B (0.20%), GE Investments Total Return Fund - Class 3 (0.20%) and the Franklin Templeton VIP Founding Funds Allocation Fund - Class 4 (0.15%).
We charge a fund facilitation fee in order to make certain subaccounts available as investment choices under the policies. We apply the fee to subaccounts that invest in underlying funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify.
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses: This reflects the base separate account expenses, the Annual Step-Up Death Benefit fee, plus the Fund Facilitation fee, but does not include any annual optional rider fees. The death benefits are mutually exclusive.
OPTIONAL RIDERS
In some cases, riders to the policy are available that provide optional benefits. There are additional fees (annualized fee charged on a yearly or quarterly basis, depending on the rider) for those riders.
Optional Guaranteed Lifetime Withdrawal Benefit Riders:
Living Benefits Rider: The annual fee is a percentage of the “principal back” Total Withdrawal Base. The “principal back” Total Withdrawal Base on the rider date is the policy value. After the rider date, the “principal back” Total Withdrawal Base is equal to: the “principal back” Total Withdrawal Base on the rider date; plus subsequent premium payments; less subsequent “principal back” adjusted partial withdrawals.
Maximum Total Retirement Income Max® Rider Fees: After the first rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. The Withdrawal Base on the rider date is the policy value. This fee total reflects the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.
Retirement Income Choice® 1.6 Rider - base benefit: The fee is a percentage of the Withdrawal Base. The Withdrawal Base on the rider date is the policy value. During any rider year, the Withdrawal Base is equal to the Withdrawal Base on the rider date or most recent rider anniversary; plus subsequent premium payments, less subsequent Withdrawal Base adjustments.
Retirement Income Choice® 1.6 Rider - Additional Benefits (Single Life and Joint Life Options): You may elect the Retirement Income Choice® 1.6 Rider with the following option - Death Benefit. The charge for this option is a percentage of the Withdrawal Base and is in addition to the base benefit fee.
Maximum Total Retirement Income Choice® 1.6 Rider Fees with Highest Combination of Benefits: After the fifth rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. These fee totals reflect the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.
Maximum Total Retirement Income Choice® 1.6 Rider Fees (Single Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Maximum) plus the Death Benefit (Single Life Option).
Current Total Retirement Income Choice® 1.6 Rider Fees (Single Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Current) plus the Death Benefit (Single Life Option).
Optional Guaranteed Lifetime Withdrawal Benefit Riders - No Longer Available
5 for LifeSM Rider, 5 for LifeSM with Growth Rider and Income SelectSM for Life Rider - base benefit: The annual fee is a percentage of the Withdrawal Base. The Withdrawal Base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). During any rider year, the Withdrawal Base is equal to the Withdrawal Base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent Withdrawal Base adjustments. The Withdrawal Base may be referred to as “Total Withdrawal Base” in your policy statement and other documents.

Income SelectSM for Life Rider - Additional Benefits (Single Life and Joint Life Options): If you elected the Income SelectSM for Life Rider with one or more of the following options - Growth Option, Additional Death Payment Option and Joint Life Option. The charge for each of these options is a percentage of the withdrawal base and is in addition to the Income SelectSM for Life Rider base benefit fee.
Retirement Income Choice® Rider, Retirement Income Choice® with Double Withdrawal Base Benefit Rider, Retirement Income Choice® 1.4 Rider and Retirement Income Choice® 1.2 Rider - base benefit: The fee is a percentage of the Withdrawal Base. The Withdrawal Base on the rider date is the policy value. During any rider year, the Withdrawal Base is equal to the Withdrawal Base on the rider date or most recent rider anniversary; plus subsequent premium payments, less subsequent Withdrawal Base adjustments.
Retirement Income Choice® Rider, Retirement Income Choice® with Double Withdrawal Benefit Rider, Retirement Income Choice® 1.4 Rider and Retirement Income Choice® 1.2 Rider - Additional Benefits (Single Life and Joint Life Options): If you elected the Retirement Income Choice® Rider, Retirement Income Choice® with Double Withdrawal Benefit Rider, Retirement Income Choice® 1.4 Rider or Retirement Income Choice® 1.2 Rider with the following option - Death Benefit. The charge for this option is a percentage of the Withdrawal Base and is in addition to the base benefit fee.
Maximum Total Retirement Income Choice® 1.4 and Retirement Income Choice® 1.2 Rider Fees with Highest Combination of Benefits: After the fifth rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. These fee totals reflect the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.
Maximum Total Retirement Income Choice® 1.4 and Retirement Income Choice® 1.2 Rider Fees (Single Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Maximum) and the Death Benefit (Single Life Option).
Current Total Retirement Income Choice® 1.4 and Retirement Income Choice® 1.2 Rider Fees (Single Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Current) and the Death Benefit (Single Life Option).
Total Portfolio Annual Operating Expenses:
Total Portfolio Annual Operating Expenses: The fee table information relating to the underlying fund portfolios was provided to the Company by the underlying fund portfolios, their investment advisers or managers, and the Company has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table. “Gross” expense figures do not reflect any fee waivers or expense reimbursements. Actual expenses may have been lower than those shown in the Table.
Expense Examples:
Expense Examples: The Example does not reflect special service fees or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.

THE ANNUITY POLICY
This prospectus describes the Transamerica LibertySM NY Variable Annuity policy offered by the Company. This prospectus generally describes policies issued on or after the date of this prospectus. Policies issued before that date may have different features (such as different death benefits or annuity payment options) and different charges.
An annuity is a contract between you, the owner, and an insurance company (in this case the Company), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.
The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.
The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional premium payments of $50 or more until the annuity commencement date. You are not required to make any additional premium payments.
The policy is a “variable” annuity because the value of your policy can go up or down based on the performance of your subaccounts. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your subaccounts. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive from the separate account also depends upon the investment performance of your subaccounts for the income phase.
The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.
Do not purchase this policy if you plan to use it, or any of its riders, for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme. Your contract is not intended or designed to be traded on any stock exchange or secondary market. By purchasing this contract, you represent and warrant that you are not using the contract, or any of its riders for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme.
PURCHASE
Policy Issue Requirements
The Company will not issue a policy unless:
•	the Company receives in good order (See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order) all information needed to issue the policy;
•	the Company receives in good order (at our Administrative Office) a minimum initial premium payment; and
•	the annuitant, owner, and any joint owner are age 85 or younger (the limit may be lower for qualified policies).
•	the owner and annuitant have an immediate familial relationship.
Please note, certain riders described herein may require a younger age. Please carefully read the applicable rider sections regarding any age limitations.
We reserve the right to reject any application or premium payment.
Premium Payments
You should make checks for premium payments payable only to Transamerica Financial Life Insurance Company and send them to the Administrative Office. Your check must be honored in order for us to pay any associated annuity payments and benefits due under the policy.
We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to Transamerica Financial Life Insurance Company, however, in some circumstances, at our discretion we may accept third party checks that are from a rollover or transfer from other financial institutions. Any third party checks not accepted by us will be returned.
We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.

Initial Premium Requirements
The initial premium payment for nonqualified policies must be at least $5,000, and at least $1,000 for qualified policies. You must obtain prior company approval to purchase a policy with an amount less than the stated minimum. There is generally no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium payment must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information in good order. If we are unable to credit your initial premium payment, we will contact you or your financial intermediary, if applicable, within five business days and explain why. We will also return your initial premium payment at that time unless you instruct us to hold it and credit it within two business days after your information is both complete and in good order.
The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.
There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining whether the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.
Additional Premium Payments
You are not required to make any additional premium payments. However, you can generally make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50 . We will credit additional premium payments to your policy as of the business day we receive your premium and required information in good order at our Administrative Office. Additional premium payments must be received before the close of a regular business session of the New York Stock Exchange (usually 4:00 p.m. Eastern time) to get same-day pricing of the additional premium payment.
Maximum Total Premium Payments
For issue ages 0-80, we reserve the right to require prior approval of any cumulative premium payments over $1,000,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. For issue ages over 80, we reserve the right to require prior approval of any cumulative premium payments over $500,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. If you do not obtain prior approval for premium payments in excess of the dollar amounts listed above, the business will be deemed not in good order.
Allocation of Premium Payments
When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation. You could lose the amount you allocate to the subaccounts.
If you allocate premium payments to the Dollar Cost Averaging program, (if it is available), you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.
You may change allocations for future additional premium payments by sending written instructions to our Administrative Office. The allocation change will apply to premium payments received on or after the date we receive the change request in good order.
We reserve the right to restrict or refuse any premium payment.
Policy Value
You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange usually closes at 4:00 p.m., Eastern time. Holidays are generally not business days.
INVESTMENT OPTIONS
The Transamerica LibertySM NY Variable Annuity offers you a means of investing in various underlying fund portfolios offered by different investment companies (by investing in the corresponding subaccounts). The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this Policy are listed in the “Appendix - Portfolios Associated with the Subaccounts”.

The general public may not purchase shares of any of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.
More detailed information, including an explanation of the portfolios' fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.
Note: If you received a summary prospectus for any of the portfolios listed in “Appendix - Portfolios Associated with the Subaccounts”, please follow the instructions on the first page of the summary prospectus to obtain a copy of the full fund prospectus or its statement of additional information.
Selection of Underlying Fund Portfolios
The underlying fund portfolios offered through this variable annuity are selected by us, and we may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, volatility, hedgeability, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premium payments and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).
We have developed this variable annuity product in cooperation with one or more distributors, and may include certain underlying fund portfolios based on their recommendations. Their selection criteria may differ from our selection criteria.
You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered. We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.
In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that are available to you, including each underlying fund portfolio's prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the fund's website provide more current information, including information about any regulatory actions or investigations relating to a fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.
You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.
We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.
We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We reserve the right, subject to compliance with applicable law, to make certain changes to the separate account and its investments. We reserve the right to add new portfolios (or portfolio classes), close existing portfolios (or portfolio classes), or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. We will not add, delete or substitute any underlying fund portfolio shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law.
We reserve the right to limit the number of subaccounts you are invested in at any one time.
If you elect certain optional riders, you will be subject to investment restrictions. In the future, we may change the investment restrictions.
Not all subaccounts may be available for all policies.
Addition, Deletion, or Substitution of Investment Options
We cannot and do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We retain the right, subject to any applicable law, to make certain changes in the separate account and its investment options. We reserve the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in our judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.
New subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by us. Each additional subaccount will purchase shares in an underlying fund portfolio, or other investment vehicle. We may also close or liquidate one or more subaccounts if, in our sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is closed or liquidated, we will notify you and request a reallocation of the amounts invested in the closed or liquidated subaccount. If we do not receive additional instructions, any subsequent premium payments or transfers (including dollar cost averaging transactions or asset rebalance programs transactions) into a closed or liquidated subaccount will be re-allocated to the remaining available investment options according to the investment allocation instructions you previously provided. If your previous investment allocation instructions do not include any available investment options, we will require new instructions. If we do not receive new instructions, the requested transaction will be canceled and any premium payment will be returned. Under asset rebalance programs the value remaining in the closed subaccount will be excluded from any future rebalancing. The value of the closed subaccount will continue to fluctuate due to portfolio performance, and may exceed the original rebalance percentages you requested. As you consider your overall investment strategy within your annuity, you should also consider whether or not to re-allocate the value remaining in the closed subaccount to another investment option. If you decide to re-allocate the value of the closed subaccount, you will need to provide us with instructions to achieve your goal. Under certain situations involving annuitizations (e.g., policy reached maximum annuity commencement date) if an investment option is closed to new investment, the amount that would have been allocated thereto will instead be used to purchase annuity units pro-rata in the other investment options you have purchased accumulation units in and which are open to new investment. Moreover, in certain situations involving death benefit adjustments for continued policies, if an investment option is closed to new investment, the amount that would have been allocated thereto will instead be allocated pro-rata to the other current investment options you have value allocated to and which are open to new investment.
In the event of any such substitution or change, we may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, we also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying fund portfolios, or substitute a new underlying fund portfolio for an existing underlying fund portfolio.
The Fixed Account
Premium payments allocated and amounts transferred to the fixed account become part of our general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.
While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment option by giving us notice within 30 days before the end of the expiring guaranteed period.
We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable non-forfeiture law at the time the policy is issued.

If you select the fixed account, your money will be placed with our other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase. The interest credited as well as principal invested in the fixed account is based on our claims-paying ability.
We reserve the right to refuse any premium payment or transfer to the fixed account.
Transfers
During the accumulation phase, you may make transfers to or from any investment option within certain limitations.
Transfers out of a guaranteed period option of the fixed account are limited to the following:
•	Transfers at the end of a guaranteed period.
•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.
In general, each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
The number of transfers permitted may be limited and a $10 charge for each transfer in excess of 12 in any policy year may apply. We reserve the right to prohibit transfers to the fixed account.
During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.
Market Timing and Disruptive Trading
Statement of Policy. This variable annuity policy was not designed to accommodate market timing or frequent or large transfers among the subaccounts or between the subaccounts and the fixed account. (Both frequent and large transfers may be considered disruptive.)
Market timing and disruptive trading can adversely affect you, other owners, beneficiaries and underlying fund portfolios. The adverse effects may include: (1) dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as (a) impeding a portfolio manager’s ability to seek or sustain an investment objective; (b) causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or (c) causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and (3) increased brokerage and administrative expenses. These costs are borne by all owners invested in those subaccounts, not just those making the transfers.
We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading or have concerns about our inability to detect or prevent any such trading.
Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.
Deterrence. If we determine you or anyone acting on your behalf is engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.
We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the premium payment or transfer, or series of premium payments or transfers, would have a negative impact on an underlying fund portfolio's operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more trades or variable insurance products that we believe are connected by owner or persons engaged in trading on behalf of owners.
In addition, transfers for multiple policies invested in the Transamerica Series Trust underlying fund portfolios which are submitted together may be disruptive at certain levels. At the present time, such aggregated transactions likely will not cause disruption if less than one million dollars total is being transferred with respect to any one underlying fund portfolio (a smaller amount may apply to smaller portfolios). Please note that transfers of less than one million dollars may be disruptive in some circumstances and this general amount may change quickly.
For policies with Portfolio Allocation Method or Open Allocation Method, the effect of transfers pursuant thereto may be considered disruptive for certain underlying fund portfolios. As a result, policy owners using Portfolio Allocation Method or Open Allocation Method may have to change their selected underlying fund portfolios.
Please note: If you engage a third party investment adviser for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment adviser in providing these services.
In addition to our internal policies and procedures, we will administer your variable annuity to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.
Under our current policies and procedures, we do not:
•	impose redemption fees on transfers; or
•	expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or
•	provide a certain number of allowable transfers in a given period.
Redemption fees, transfer limits, and other procedures or restrictions imposed by the underlying funds or our competitors may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.
In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.
Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.
Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Owners should be aware that we do not monitor transfer requests from owners or persons acting on behalf of owners against, nor do we apply, the frequent trading policies and procedures of the respective underlying fund portfolios that would be affected by the transfers.
Owners should be aware that we are required to provide to an underlying fund portfolio or its payee, promptly upon request, certain information about the trading activity of individual owners, and to restrict or prohibit further purchases or transfers by specific owners or persons acting on their behalf, identified by an underlying fund portfolio as violating the frequent trading policies established for the underlying fund portfolio.
Omnibus Orders. Owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios' ability to apply their respective frequent trading policies and procedures.
We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it may affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.
Investment Restrictions
If you are eligible to elect certain optional riders, you will be subject to investment restrictions requiring you to invest in certain underlying portfolios, known as designated investment options. In the future, we may change the investment restrictions.
One or more of the underlying fund portfolios that may be designated investment options under each optional rider in part, may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. Our requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with these riders. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial adviser whether to invest in underlying fund portfolios with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the riders. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the riders that do not invest in funds that utilize volatility control strategies.
For more information about the underlying fund portfolios and the investment strategies they employ, please refer to the underlying fund portfolios' current prospectuses.
EXPENSES
Note: The following section on expenses and the ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES only apply to policies issued on or after the date of this prospectus.
There are charges and expenses associated with your policy that reduce the return on your investment in the policy.
Surrender Charges
During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for expenses relating to sales, including commissions to registered representatives and other promotional expenses.
You can surrender up to the greater of (i) 10% of your premium payments or (ii) any gains in the policy each year free of surrender charges. This amount is referred to as the free amount and is determined at the time of surrender. (The free amount is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If the surrender is in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.
The following schedule shows the surrender charges that apply during the four years following payment of each premium payment:
Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1	8%
1 – 2	8%
2 – 3	7%
3 – 4	6%
more than 4	0%
For example, assume your premium is $100,000 and your policy value is $106,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your surrender charge free amount ($10,000), you would pay a surrender charge of $1600 on the remaining $20,000 [8% of ($30,000 - $10,000)].
Likewise, assume your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $7,200 [8% of ($100,000 - ($100,000 x 10%))].
You can generally choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge from your remaining policy value. You receive your cash value upon full surrender.
For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next.
Surrender charges are waived if you surrender money under the Nursing Care and Terminal Condition Withdrawal Option.
Keep in mind that surrenders may be taxable and, if made before age 59½, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from taxable earnings first.
Mortality and Expense Risk Fees
We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy (including distribution related expenses), and assuming the risk that the current charges will be insufficient in the future to cover costs of selling, distributing and administering the policy.

During the accumulation phase:
•	For the Return of Premium Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.50%.
•	For the Annual Step-Up Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.70%.
During the income phase, the mortality and expense risk fee is at an annual rate of 1.10%.
If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.
Premium Taxes
Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:
•	you begin receiving annuity payments;
•	you surrender the policy; or
•	a death benefit is paid.
Federal, State and Local Taxes
We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.
Special Service Fees
We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. We may charge a fee for each service performed. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require us to incur additional processing costs.
Transfer Fee
You are generally allowed to make 12 free transfers per policy year before the annuity commencement date. If you make more than 12 transfers per policy year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of your free transfers. All transfer requests made at the same time are treated as a single transfer.
Service Charge
During the accumulation phase, an annual service charge of $35 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.
Administrative Charges
We deduct a daily administrative charge to cover the costs of supporting and administering the policy (including certain distribution-related expenses). This charge is equal to an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.
Fund Facilitation Fee
We charge a fund facilitation fee in order to make certain subaccounts available as investment options under the policies. We apply the fee to subaccounts that invest in underlying funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify. The fund facilitation fee, expressed as an annual rate is:
•	0.30% if you choose the American Funds - Asset Allocation FundSM - Class 2
•	0.30% if you choose the American Funds - Bond FundSM - Class 2
•	0.30% if you choose the American Funds - Growth FundSM - Class 2
•	0.30% if you choose the American Funds - Growth-Income FundSM - Class 2
•	0.30% if you choose the American Funds - International FundSM - Class 2
•	0.20% if you choose the AB Balanced Wealth Strategy Portfolio - Class B

•	0.20% if you choose the GE Investments Total Return Fund - Class 3
•	0.15% if you choose the Franklin Founding Funds Allocation VIP Fund - Class 4
Living Benefits Rider
If you elect the Living Benefits Rider, there is an annual rider fee of 1.25% of the “principal back” total withdrawal base on each rider anniversary before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted even if your policy value exceeds your total withdrawal base.
We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.
Retirement Income Max® Rider Fees
If you elect the Retirement Income Max® rider, there is an annual rider fee which is currently 1.25% (1.00% for riders issued prior to December 12, 2011) on an annual basis of the withdrawal base which is charged quarterly during the accumulation phase. We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice. The rider fee may increase due to an automatic step-up but will not exceed the maximum rider fee percentage in the fee table.
Retirement Income Choice® 1.6 Rider Fees
If you elect the Retirement Income Choice® 1.6 rider, then the rider fee, which is charged quarterly before annuitization, is 1.45%, 1.10% and 0.70% (on an annual basis) of the withdrawal base (1.55%, 1.10% and 0.70% for riders issued prior to May 1, 2014) for allocating 100% of your policy value in Designated Allocation Group A, Designated Allocation Group B, or Designated Allocation Group C, respectively. If you elect a combination of designated investment options among various classes, then your fee will be based on a weighted average of your choices. If you elect options with the Retirement Income Choice® 1.6 rider, then for each option you elect, you will be charged a fee that is a percentage of the withdrawal base on each rider quarter before annuitization, and is in addition to the rider fee for the base benefit. The additional fees, on an annual basis, are as follows:
Options	Single Life Option	Joint Life Option
Death Benefit	0.40%	0.35%
We will also deduct any rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice. The rider fee percentage may increase due to an automatic step-up but will not exceed the maximum rider fee percentage in the fee table.
Portfolio Fees and Expenses
The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest underlying fund portfolio expenses for the previous calendar year are found in the ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.
Reduced Fees and Charges
We may at our discretion, reduce or eliminate certain fees and charges for certain policies (including employer-sponsored savings plans) which may result in decreased costs and expenses.
Revenue We Receive
This prospectus describes generally the payments that we (and/or our affiliates) may directly or indirectly receive from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other support services we (and/or our affiliates) provide and expenses we incur in offering and selling our variable insurance products. These arrangements are described further below. While only certain of the types of payments described below may be made in connection with your particular policy, all such payments may nonetheless influence or impact actions we (and/or our affiliates) take, and recommendations we (and our affiliates) make, regarding each of the variable insurance products that we (and our affiliates) offer, including your policy.

We (and/or our affiliates) may receive some or all of the following types of payments:
• Rule 12b-1 Fees. We and/or our affiliate, Transamerica Capital, Inc. (“TCI”) who is the principal underwriter for the policies, indirectly receive 12b-1 fees from certain underlying fund portfolios available as investment options under our variable insurance products. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.35% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue.
• Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, subadviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment adviser or subadviser realized on the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.
The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis. Please Note: Some of the underlying funds listed in the chart below may not currently be available under your policy:
Incoming Payments to the Company and/or TCI
Fund	Maximum Fee % of assets
TRANSAMERICA SERIES TRUST	0.25%
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	0.50%
AB VARIABLE PRODUCTS SERIES FUND, INC.	0.45%
AMERICAN FUNDS INSURANCE SERIES® TRUST	0.25%
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND	0.395%
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	0.50%
GE INVESTMENTS FUNDS, INC.	0.45%
JANUS ASPEN SERIES	0.35%
MFS ® VARIABLE INSURANCE TRUST	0.45%
NOTES TO INCOMING PAYMENTS TABLE:
Maximum Fee % of assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We and/or TCI may continue to receive 12b-1 fees and administrative fees on funds invested in subaccounts that are closed to new premium payments, depending on the terms of the agreements supporting those payments and on the services provided.
TST: Because TST is managed by TAM, an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us and to provide administrative services to the policyholders who invest in subaccounts that invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is subadvised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are subadvised by non-affiliated entities. During 2015 we received $13,893,152.71 in benefits from TAM pursuant to these arrangements. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.
Fidelity ® Variable Insurance Products Fund: We receive this percentage once $100 million in fund shares are held by the subaccounts of the Company and its affiliates.
Other Payments. TCI also serves as the wholesale distributor for the policies, and in that capacity directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and subadvisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products and/or mutual funds that are issued by us and our affiliates.

These amounts may be derived, in whole or in part, from the profits the investment adviser or subadviser receives from the advisory fee deducted from underlying fund portfolio assets. Owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and subadvisers of the underlying fund portfolios (or their affiliates):
•	may each directly or indirectly pay TCI conference sponsorship or marketing allowance payments that provides such advisers and subadvisers with access to TCI's wholesalers at TCI's national and regional sales conferences as well as internal and external meetings and events that are attended by TCI's wholesalers and/or other TCI employees.
•	may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies.
•	may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to assist with their promotional efforts. The amounts may be significant and these arrangements provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.
For the calendar year ended December 31, 2015, TCI and its affiliates received payments that totaled approximately $1,102,000. The firms that paid to participate in TCI sponsored events included but were not limited to the following: Aegon USA Investment Management • American Century Investment Management, Inc.• AQR Capital Management, LLC• Barrow, Hanley, Mewhinney & Strauss • Belle Haven Investments • BlackRock Investment Management, LLC • Capital Research and Management CompanySM • Fidelity Management & Research Company • Franklin Templeton Service, LLC • Janus Capital Management LLC • Jennison Associates LLC • JP Morgan Investment Management Inc. • Kayne Anderson Capital Advisors, LP • Logan Circle Investment Partners • MainStay Capital Management LLC • MFS Investment Management• Milliman Financial Risk Management LLC • Morgan Stanley Investment Management Inc. • Morningstar Advisers • Oppenheimer Funds, Inc. • Pacific Investment Management Company • PineBridge Investments LLC • Pioneer Investment Management, Inc. • QS Legg Mason Global Asset Allocation, LLC • Ridgeworth Investments • Rockefeller & Co. • RS Investments • Schroder Investment Management • Systematic Financial Management • The Vanguard Group, Inc. • Thompson Siegel & Walmsley, LLC • Torray, LLC • Wadell & Reed Companies • Wellington Management Company.
Please note some of the aforementioned managers and/or subadvisers may not be associated with underlying fund portfolios currently available in this product.
Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the subadvisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.
For further details about the compensation payments we make in connection with the sale of the policies, see OTHER INFORMATION - Distribution of the Policies in this prospectus.
ACCESS TO YOUR MONEY
During the accumulation phase, you can have access to the money in your policy in the following ways:
•	by making a surrender (either a full or partial surrender); or
•	by taking systematic payouts (See ADDITIONAL FEATURES - Systematic Payout Option for more details).
Surrenders
During the accumulation phase, if you take a full surrender, you will receive your cash value.
If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment options in proportion to the policy value. Surrenders may be referred to as withdrawals on your policy statement and other documents.
You may elect to take up to the free amount once each policy year without incurring a surrender charge. Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See DEATH BENEFIT, for more details. A partial surrender also may have a negative impact on certain other benefits and guarantees of your policy.
Surrenders may be subject to a surrender charge. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.
Surrenders from qualified policies may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial.
If your policy was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.
During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial.
Delay of Payment and Transfers
Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive in good order all required information at our Administrative Office. We may defer such payment from the separate account if:
•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;
•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
•	the SEC permits a delay for the protection of owners.
Transfers of amounts from the subaccounts also may be deferred under these circumstances. In addition, if, pursuant to SEC rules, the Transamerica Aegon Money Market VP portfolio (or any money market portfolio offered under this policy) suspends payment of redemption proceeds in connection with a liquidation of the portfolio, then we may delay payment of any transfer, surrender (either full or partial), loan, or death benefit from the TA Aegon Money Market subaccount until the portfolio is liquidated.
Any payment or transfer request which is not in good order will cause a delay. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” an owner's account. If these laws apply in a particular situation, we would not be allowed to pay any request for surrenders (either full or partial), or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.
Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.
Signature Guarantee
As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:
•	Any surrenders over $250,000 unless it is a custodial owned annuity;
•	Any non-electronic disbursement request made on or within 15 days of a change to the address of record for a policy owner’s account;
•	Any electronic fund transfer instruction changes on or within 15 days of an address change;
•	Any surrender when we have been directed to send proceeds to a different personal address from the address of record for that contract owner's account. PLEASE NOTE: This requirement will not apply to requests made in connection with exchanges of one annuity for another with the same owner in a “tax-free exchange”;
•	Any surrender when we do not have an originating or guaranteed signature on file unless it is a custodial owned annuity;
•	Any other transaction we require.
We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at (800)525-6205.

You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.
ANNUITY PAYMENTS (THE INCOME PHASE)
Upon the annuity commencement date, which is the date your policy is annuitized and annuity payments begin, your annuity switches from the accumulation phase to the income phase. You can generally change the annuity commencement date by giving us 30 days notice with the new date or age. The earliest annuity commencement date is at least 30 days after you purchase your policy. Unless required by state law, the latest annuity commencement date cannot be after the date specified in your policy unless a later date is agreed to by us.
Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse is eligible to and elects to continue the policy). If the annuitant dies after the annuity commencement date, no death benefit is payable and the amount payable will depend on the annuity income option.
Your policy may not be “partially” annuitized, i.e., you may not apply a portion of your policy value to an annuity option while keeping the remainder of your policy in force.
After the annuitant's death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.
Annuity Payment Options
The policy provides several annuity payment options (also known as income options) that are described below. You may choose any combination of annuity payment options. We will use your policy value to provide these annuity payments. If the policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)
In deciding on which annuity payment option to elect, you must decide if fixed or variable payments are better for you. If you choose to receive fixed payments, then the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s) you select. The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain constant. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease.
You must also decide if you want your annuity payments to be guaranteed for the annuitant's lifetime, a period certain, or a combination thereof. Generally, payments will be lower if you combine a period certain, guaranteed amount, or liquidity with a lifetime guarantee (e.g., Life Income with 10 years Certain and Life with Guaranteed Return of Policy proceeds). Likewise, annuity payments will also generally be lower the longer the period certain (because you are guaranteed payments for a longer time).
The annuity payment options currently available are explained below. Some options are fixed only.
Income for a Specified Period (fixed only). We will make level annuity payments only for a fixed period. No funds will remain at the end of the period. If your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.
Income of a Specified Amount (fixed only). Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level annuity payments followed by a smaller final annuity payment.
If your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.
Life Income. You may choose between:
•	No Period Certain (fixed or variable) - Payments will be made only during the annuitant's lifetime. The last annuity payment will be the payment immediately before the annuitant's death.

•	10 Years Certain (fixed or variable) - Payments will be made for the longer of the annuitant's lifetime or ten years.
•	Guaranteed Return of Policy Proceeds (fixed only) - Payments will be made for the longer of the annuitant's lifetime or until the total dollar amount of annuity payments we made to you equals the annuitized amount (i.e., the adjusted policy value).
Joint and Survivor Annuity. You may choose:
•	No Period Certain (fixed or variable) - Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Annuity payments will be made as long as either person is living.
•	10 Year Certain (fixed only) - Payments will be made for the longer of the lifetime of the annuitant and joint annuitant or ten years.
Other annuity payment options may be arranged by agreement with the Company. Some annuity payment options may not be available for all policies, all ages or we may limit certain annuity payment options to ensure they comply with the applicable tax law provisions.
NOTE CAREFULLY
IF:
•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and
•	the annuitant dies (or both joint annuitants die) before the due date of the second (third, fourth, etc.) annuity payment;
THEN:
•	we may make only one (two, three, etc.) annuity payments.
IF:
•	you choose Income for a Specified Period, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
•	the person receiving annuity payments dies prior to the end of the guaranteed period;
THEN:
•	the remaining guaranteed annuity payments will be continued to a new payee, or their present value may be paid in a single sum.
We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving annuity payments is responsible for keeping us informed of his/her current address.
You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels) or a later date if agreed to by us. If you do not elect an annuity payment option, the default option will be Life with 10 Years Certain (subject to certain exceptions for qualified policies). If any portion of the default annuitization is a variable payout option, then annuity units will be purchased proportionally based off your available current investment allocations. Please note, all benefits (including guaranteed minimum death benefits and living benefits) terminate upon annuitization. The only benefits that remain include the guarantees provided under the terms of the annuity option.
DEATH BENEFIT
We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option (if you pick a variable annuity payment option fees and expenses will apply), or may choose to receive the death benefit via partial withdrawals, or lump sum withdrawal. The guarantees of these death benefits are based on our claims-paying ability. No death benefit will be payable upon or after the annuity commencement date. Please note that there is a mandatory annuity commencement date.
We will determine the amount of and process the death benefit proceeds, if any are payable on a policy, upon receipt at our Administrative Office of satisfactory proof of the annuitant's death, directions regarding how to process the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”). For policies with multiple beneficiaries, we will process the death benefit when the first beneficiary provides us with due proof of their share of the death proceeds. We will not pay any remaining beneficiary their share until we receive due proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk until they submit due proof of death. Please note, we may be required to remit the death benefit proceeds to a state prior to receiving “due proof of death.” See OTHER INFORMATION - Abandoned or Unclaimed Property.
Please Note: Such due proof of death must be received in good order to avoid a delay in processing the death benefit claim. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
The death benefit proceeds remain invested in the separate account in accordance with the allocations made by the policy owner until the beneficiary has provided us with due proof of death. Once we receive due proof of death, investments in the separate account may be reallocated in accordance with the beneficiary's instructions.
We may permit the beneficiary to give a “one-time” written instruction to reallocate the policy value in the separate account to the money market fund after the death of the annuitant. If there is more than one beneficiary, all beneficiaries must agree to the reallocation instructions. This one-time reallocation will be permitted if the beneficiary provides satisfactory evidence of the annuitant's death.
When We Pay A Death Benefit
We will pay a death benefit IF:
•	you are both the annuitant and sole owner of the policy; and
•	you die before the annuity commencement date.
We will pay a death benefit to you (owner) IF:
•	you are not the annuitant; and
•	the annuitant dies before the annuity commencement date.
If the sole beneficiary receiving the death benefit is the surviving spouse of the owner, then he or she may elect, if eligible, to continue the policy as the new annuitant and owner, instead of receiving the death benefit. See DEATH BENEFIT - Spousal Continuation. All surrender charges will be waived.
When We Do Not Pay A Death Benefit
We will not pay a death benefit IF:
•	you are not the annuitant; and
•	you die prior to the annuity commencement date.
Please note the new owner (unless it is the deceased owner's spouse) must generally surrender the policy within five years of your death.
Distribution requirements apply to the policy value upon the death of any owner. Generally, upon the owner's death (who is not the annuitant) the entire interest must be distributed within five years. See TAX INFORMATION for a more detailed discussion of the distribution requirements under the Code.
Deaths After the Annuity Commencement Date
The amount payable, if any, on or after the annuity commencement date depends on the annuity income option.
IF:
•	you are not the annuitant; and
•	you die on or after the annuity commencement date; and
•	the guaranteed amount in the policy has not been paid;
THEN:
•	the remaining portion of the guaranteed amount in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.
IF:
•	you are the owner and annuitant; and
•	you die after the annuity commencement date; and
•	the annuity payment option you selected did not have or no longer has a guaranteed period;
THEN:
•	no additional payments will be made.

Succession of Ownership
If an owner (who is not the annuitant) dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:
•	any surviving owner;
•	primary beneficiary;
•	contingent beneficiary; or
•	owner's estate.
Spousal Continuation
If the sole primary beneficiary is the spouse, upon the owner's or the annuitant's death, the beneficiary may elect to continue the policy in his or her own name. Upon the annuitant's death if such election is made, the policy value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the annuitant. Any excess of the death benefit amount over the policy value will be allocated to each applicable investment option in the ratio that the policy value in the investment option bears to the total policy value. The terms and conditions of the policy that applied prior to the annuitant's death will continue to apply, with certain exceptions described in the policy. For purposes of the death benefit on the continued policy, the death benefit is calculated in the same manner as it was prior to continuation on the date the spouse continues the policy. See TAX INFORMATION - Same Sex Relationships for more information concerning spousal continuation involving same sex spouses.
For these purposes, if the sole primary beneficiary of the policy is a revocable grantor trust and the spouse of the owner/annuitant is the sole grantor, trustee, and beneficiary of the trust and the trust is using the spouse of the owner/annuitant's social security number at the time of claim, she or he shall be treated as the owner/annuitant's spouse. In those circumstances, the owner/annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
For these purposes, if the owner is an individual retirement account within the meaning of IRC sections 408 or 408A and if the annuitant's spouse is the sole primary beneficiary of the annuitant's interest in such account, the annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
Amount of Death Benefit
The death benefit may be paid as a lump sum, as annuity payments or as otherwise permitted by the Company in accordance with applicable law. The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, you choose when you buy the policy. The “base policy” death benefit will generally be the greater of:
•	the policy value on the date we receive the required information in good order at our Administrative Office;
•	minimum required cash value on the date we receive the required information in good order at our Administrative Office; and
•	the guaranteed minimum death benefit, if any, (discussed below), plus premium payments, less gross withdrawals, from the date of death to the date the death benefit is paid. Please see “Appendix - Death Benefit” for illustrative examples regarding death benefit calculations.
Please note: The death benefit terminates upon annuitization and there is a maximum annuity commencement date.
Guaranteed Minimum Death Benefit
The following generally applies to policies issued on or after the date of this prospectus.
The guaranteed minimum death benefit terminates upon annuitization and there is a mandatory annuity commencement date. On the policy application, you may generally choose a guaranteed minimum death benefit (age limitations may apply) for an additional fee. After the policy is issued, you cannot make an election and the death benefit cannot be changed.
Annual Step-Up Death Benefit
Under this option, on each policy anniversary prior to your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. This “step-up” death benefit is equal to:
•	the largest policy value on the policy date or on any policy anniversary prior to the earlier of the annuitant's date of death or the annuitant's 81st birthday; plus

•	any premium payments since the date of any policy anniversary with the largest policy value; minus
•	any adjusted partial surrenders (please see “Appendix - Death Benefit”) since the date of the policy anniversary with the largest policy value.
The Annual Step-Up Death Benefit is not available if you or the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit of 0.20% annually.
Return of Premium Death Benefit
The Return of Premium Death Benefit is equal to:
•	total premium payments; less
•	any adjusted partial surrenders (please see “Appendix - Death Benefit”) as of the date of death.
This benefit is not available if you or the annuitant is 86 or older on the policy date. The Return of Premium Death Benefit will be in effect if you do not choose another death benefit option when you purchase your policy.
Please note: You will not receive an optional guaranteed minimum death benefit if you do not choose one when you purchase your policy.
The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering a guaranteed minimum death benefit at any time.
Adjusted Partial Surrender
When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments.
The formula used to calculate the adjusted partial surrender amount is: adjusted partial surrender = (amount of the gross partial surrender * value of the current death proceeds immediately prior to the gross partial surrender ) / policy value immediately prior to the gross surrender.
We have included a detailed explanation of this adjustment with examples in the “Appendix - Death Benefit.” This is referred to as “adjusted partial surrender” in your policy. If you have a qualified policy, minimum required distributions rules may require you to request a partial surrender.
TAX INFORMATION
NOTE: We have prepared the following information on federal taxes as a general discussion of the subject. It is not intended as tax advice to any taxpayer. The federal tax consequences discussed herein reflects our understanding of current law, and the law may change. No representation is made regarding the likelihood of continuation of the present federal tax law or of the current interpretations by the Internal Revenue Service. The discussion briefly references federal estate, gift and generation-skipping transfer taxes, but principally discusses federal income taxes. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the policy. You should consult your own tax adviser about your own circumstances.
Introduction
Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code (the “Code”) for annuities. Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until withdrawn. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes. Thus, the owner must generally include in income any increase in the policy value over the investment in the policy during each taxable year.
There are different rules as to how you will be taxed depending on how you take the money out and the type of policy-qualified or nonqualified.
If you purchase the policy as an individual retirement annuity or as a part of a 403(b) plan, 457 plan, a pension plan, a profit sharing plan (including a 401(k) plan), or certain other employer sponsored retirement programs, your policy is referred to as a qualified policy. There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate. To the extent there is a conflict between a plan's provisions and a policy's provisions, the plan's provisions will control.
If you purchase the policy other than as part of any arrangement described in the preceding paragraph, the policy is referred to as a nonqualified policy.
You will generally not be taxed on increases in the value of your policy, whether qualified or nonqualified, until a distribution occurs (e.g., as a surrender, withdrawal, or as annuity payments). However, you may be subject to current taxation if you assign or pledge or enter into an agreement to assign or pledge any portion of the policy. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. All amounts received from the policy that are includible in income are taxed at ordinary income rates; no amounts received from the policy are taxable at the lower rates applicable to capital gains.
The Internal Revenue Service (“IRS”) has not reviewed the policy for qualification as an IRA annuity, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.
The value of living and death benefit options and riders elected may need to be taken into account in calculating minimum required distributions from a qualified plan/or policy.
We may occasionally enter into settlements with owners and beneficiaries to resolve issues relating to the policy. Such settlements will be reported on the applicable tax form (e.g., Form 1099) provided to the taxpayer and the taxing authorities.
Taxation of Us
We are at present taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as a part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account. We may benefit from any dividends received or foreign tax credits attributable to taxes paid by certain underlying fund portfolios to foreign jurisdictions to the extent permitted under federal tax law.
Tax Status of a Nonqualified Policy
Diversification Requirements. In order for a nonqualified variable policy which is based on a segregated asset account to qualify as an annuity policy under Section 817(h) of the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations apply a diversification requirement to each of the subaccounts. Each separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations but we do not have control over the underlying fund portfolio companies. The owners bear the risk that the entire contract could be disqualified as an annuity policy under the Code due to the failure of a subaccount to be deemed to be “adequately diversified.”
Owner Control. In some circumstances, owners of variable policies who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. In Revenue Ruling 2003-91, the IRS stated that whether the owner of a variable policy is to be treated as the owner of the assets held by the insurance company under the policy will depend on all of the facts and circumstances.
Revenue Ruling 2003-91 also gave an example of circumstances under which the owner of a variable policy would not possess sufficient control over the assets underlying the policy to be treated as the owner of those assets for federal income tax purposes. To the extent the circumstances relating to the issuance and ownership of a policy vary from those described in Revenue Ruling 2003-91, owners bear the risk that they will be treated as the owner of Separate Account assets and taxed accordingly.
We believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets. Concerned owners should consult their own tax advisers regarding the tax matter discussed above.

Distribution Requirements . The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity starting date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the annuity starting date, the entire interest in the policy must generally be distributed (1) within 5 years after such owner's date of death or (2) be used to provide payments to a designated beneficiary for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. The designated beneficiary must be an individual and payments must begin within one year of such owner’s death. However, if upon such owner's death the owner's surviving spouse is the sole beneficiary of the policy, then the policy may be continued with the surviving spouse as the new owner. If any owner is a non-natural person (except in the case of certain grantor trusts), then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner.
In certain instances a designated beneficiary may be permitted to elect a “stretch” payment option as a means of disbursing death proceeds from a nonqualified annuity. The only method we use for making distribution payments from a nonqualified “stretch” payment option is the required minimum distribution method as set forth in Revenue Ruling 2002-62. The applicable payments are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1.
The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.
Taxation of a Nonqualified Policy
The following discussion assumes the policy qualifies as an annuity policy for federal income tax purposes.
In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value as collateral for a loan generally will be treated as a distribution of such portion. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. The taxable portion of a distribution is taxable as ordinary income.
Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these rules with a competent tax adviser. A policy owned by a trust using the grantor's social security number as its taxpayer identification number will be treated as owned by the grantor (natural person) for the purposes of our application of Section 72 of the Code. Consult a tax adviser for more information on how this may impact your policy.
Different Individual Owner and Annuitant
If the owner and annuitant on the policy are different individuals, there may be negative tax consequences to the owner and/or beneficiaries under the policy if the annuitant predeceases the owner including, but not limited, to the assessment of penalty tax and the loss of certain death benefit distribution options. You may wish to consult your legal counsel or tax adviser if you are considering designating a different individual as the annuitant on your policy to determine the potential tax ramifications of such a designation.
Annuity Starting Date
This section makes reference to the annuity starting date as defined in Section 72 of the Code and the applicable regulations. Generally, the definition of annuity starting date will correspond with the definition of annuity commencement date used in your policy and the dates will be the same. However, in certain circumstances, your annuity starting date and annuity commencement date will not be the same date. If there is a conflict between the definitions, we will interpret and apply the definitions in order to ensure your policy maintains its status as an annuity policy for federal income tax purposes. You may wish to consult a tax adviser for more information on when this issue may arise.
It is possible that at certain advanced ages a policy might no longer be treated as an annuity contract if the policy has not been annuitized before that age or have other tax consequences. You should consult with a tax adviser about the tax consequences in such circumstances.

Taxation of Annuity Payments
Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.
In general, the excludable portion of each annuity payment you receive will be determined as follows:
•	Fixed payments-by dividing the “investment in the policy” on the annuity starting date by the total expected return under the policy (determined under Treasury regulations) for the term of the payments. This is the percentage of each annuity payment that is excludable.
•	Variable payments-by dividing the “investment in the policy” on the annuity starting date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.
The remainder of each annuity payment is includable in gross income. Once the “investment in the policy” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income. The “investment in the policy” is generally equal to the premiums you pay for the policy, reduced by any amounts you have previously received from the policy that are excludible from gross income.
If you select more than one annuity payment option, special rules govern the allocation of the policy's entire “investment in the policy” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.
If, after the annuity starting date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the policy” as of the annuity starting date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction on your tax return.
Taxation of Surrenders and Partial Withdrawals - Nonqualified Policies
When you surrender your policy, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the policy”. The “investment in the policy” is generally equal to the premiums you pay for the policy, reduced by any amounts you have previously received from the policy that are excludible from gross income. Partial withdrawals are generally treated first as taxable income to the extent of the excess in the policy value over the “investment in the policy.” Distributions made under the systematic payout option are treated for tax purposes as partial withdrawal, not annuity payments. In general, loans, pledges, and collateral assignments as security for a loan are taxed in the same manner as partial withdrawals and surrenders. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. All taxable amounts received under a policy are subject to tax at ordinary rather than capital gain tax rates.
If your policy contains an excess interest adjustment feature (also known as a market value adjustment), then your policy value immediately before a policy withdrawal (or transaction taxed like a withdrawal) may have to be increased by any positive excess interest adjustments that result from the transaction. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax adviser.
The Code also provides that amounts received from the policy that are includible in gross income (including the taxable portion of some annuity payments) may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrender withdrawals and other amounts will be exempt from the penalty tax. Amounts received that are not subject to the penalty tax include, among others, any amounts: (1) paid on or after the taxpayer reaches age 59½; (2) paid after an owner (or where the owner is a non-natural person, an annuitant) dies; (3) paid if the taxpayer becomes disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) over the life of the taxpayer or the joint life of the taxpayer and the taxpayer's designated beneficiary; (5) paid under an immediate annuity; or (6) which come from premium payments made prior to August 14, 1982. Regarding the disability exception, because we cannot verify that the owner is disabled, we will report such withdrawals to the IRS as early withdrawals with no known exception from the penalty tax.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You may wish to consult a tax adviser for more information regarding the imposition of penalty tax.
Guaranteed Lifetime Withdrawal Benefits
For policies with a guaranteed lifetime withdrawal benefit or a guaranteed lifetime withdrawal benefit the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. It is possible that the withdrawal base (with respect to the guaranteed lifetime withdrawal benefits) and the guaranteed future value (with respect to the guaranteed maximum accumulation benefit) could be taken into account to determine the policy value that is used to calculate required distributions and the amount of the distribution that would be included in income. The proper treatment of the Income Enhancement Option under a guaranteed lifetime withdrawal benefit is unclear. It is possible that the IRS could determine that the benefit provides some form of long term care insurance. In that event, the Internal Revenue Service may determine the Income Enhancement Option is an incidental benefit with adverse consequences for qualification as an Individual Retirement annuity, you could be treated as in receipt of some amount of income attributable to the value of the benefit even though you have not received a payment from your policy, and the amount of income attributable to guaranteed lifetime withdrawal payments could be affected. In addition, where the Income Enhancement Benefit causes an increase in payments calculated to meet the Required Minimum Distribution requirements it may violate the rules governing such distributions with adverse tax consequences. In view of this uncertainty, you should consult a tax adviser with any questions.
Aggregation
All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner (policyholder) during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distribution (other than annuity payments) occurs. If you are considering purchasing multiple policies from us (or our affiliates) during the same calendar year, you may wish to consult with your tax adviser regarding how aggregation will apply to your policies.
Tax-Free Exchanges of Nonqualified Policies
We may issue the nonqualified policy in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the policy immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional premium payment made as part of the exchange. Your policy value immediately after the exchange may exceed your investment in the policy. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the policy (e.g., as a partial withdrawal, surrender, annuity income payment or death benefit).
If you exchange part of an existing contract for the policy, and within 180 days of the exchange you received a payment other than certain annuity payments (e.g., you make a partial withdrawal) from either contract, the exchange may not be treated as a tax free exchange. Rather, some or all of the amount exchanged into the policy could be includible in your income and subject to a 10% penalty tax.
You should consult your tax adviser in connection with an exchange of all or part of an annuity contract for the policy, especially if you may make a withdrawal from either contract within 180 days after the exchange.
Medicare Tax
Distributions from nonqualified annuity policies are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts. We are required to report distributions made from nonqualified annuity policies as being potentially subject to this tax. While distributions from qualified policies are not subject to the tax, such distributions may be includable in income for purposes of determining whether certain Medicare Tax thresholds have been met. As such, distributions from your qualified policy could cause your other investment income to be subject to the tax. Please consult a tax adviser for more information.
Same Sex Relationships
Same sex couples have the right to marry in all states. The parties to each marriage that is valid under the law of any state will each be treated as a spouse as defined in this policy. Individuals in other arrangements, such as civil unions, registered domestic partnerships, or other similar arrangements, that are not recognized as marriage under the relevant state law, will not be treated as married or as spouses as defined in this policy. Therefore, exercise of the spousal continuation provisions of this policy or any riders by individuals who do not meet the definition of “spouse” may have adverse tax consequences and/or may not be permissible. Please consult a tax adviser for more information on this subject.
Taxation of Death Benefit Proceeds
Amounts may be distributed from the policy because of your death or the death of the annuitant. Generally, such amounts should be includable in the income of the recipient: (1) if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; (2) if distributed via partial withdrawals, these amounts are taxed in the same manner as partial surrenders; or (3) if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Transfers, Assignments or Exchanges of Policies
A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the exchange of a policy and certain other transactions, or a change of annuitant other than the owner, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transaction or designation should contact a competent tax adviser with respect to the potential tax effects.
Charges
It is possible that the IRS may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the IRS may treat fees associated with certain optional benefits as a taxable partial withdrawal, which might also be subject to a tax penalty if the partial withdrawal occurs prior to age 59½. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable partial withdrawals, the tax rules associated with these benefits are unclear, and we advise that you consult your tax adviser prior to selecting any optional benefit under the policy.
Federal Estate, Gift and Generation-Skipping Transfer Taxes
Beginning in 2016, the federal estate tax, gift tax and generation-skipping transfer (“GST”) tax exemptions and maximum rate is $5,450,000 indexed for inflation and 40% respectively.
The uncertainty as to how the current law might be modified in the future underscores the importance of seeking guidance from a competent adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.
Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the policy in detail, a purchaser should keep in mind that the value of an annuity policy owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity policy, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.
Qualified Policies
The qualified policy is designed for use with several types of tax-qualified retirement plans which are briefly described below. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59½ (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. The distribution rules under Section 72(s) of the Code do not apply to annuities provided under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code, but other similar rules may. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, employers, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.
Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code for the year, except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders according to the requirements in the IRS regulations (minimum required distributions) must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70½; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the individual retirement annuity (other than nondeductible contributions) generally are taxed only when distributed from the annuity. Distributions prior to age 59½ (unless certain exceptions apply) are subject to a 10% penalty tax.
SIMPLE and SEP IRAs are types of IRAs that allow employers to contribute to IRAs on behalf of their employees. SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions. Subject to certain exceptions, distributions prior to age 59½ are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee's participation in the plan. SEP IRAs permit employers to make contributions to IRAs on behalf of their employees, up to a specified dollar amount for the year and subject to certain eligibility requirements as provided by Section 408(k) of the Code. Distributions from SEP IRAs are subject to the same rules that apply to IRA distributions and are taxed as ordinary income.
The IRS has not reviewed this policy for qualification as a traditional IRA, SIMPLE IRA or SEP IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.
Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA, a traditional IRA or other allowed qualified plan. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. The ability to make cash contributions to Roth IRAs is available to individuals with earned income and whose modified adjusted gross income is under a specified dollar amount for the year. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is an amount specified in the Code for the year. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after one of the following: attaining age 59½, to pay for qualified first time home buyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Please note that specific tax ordering rules apply to Roth IRA distributions. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, minimum required distributions at death are generally the same as for traditional IRAs.
The IRS has not reviewed this policy for qualification as a ROTH IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.
Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are generally excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to Federal Insurance Contributions Act (FICA or Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989, unless certain events have occurred. Specifically distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59½, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a guaranteed lifetime withdrawal benefit prior to age 59½. For policies issued after 2008, amounts attributable to non-elective contributions may be subject to distribution restrictions specified in the employer's section 403(b) plan. Employers using the policy in connection with Section 403(b) plans may wish to consult with their tax adviser.
Pursuant to tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request from a 403(b) policy comply with applicable tax requirements before we process your request. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) policies or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.
Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties.

Deferred Compensation Plans. Section 457(b) of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans established and maintained by state and local governments (and their agencies and instrumentalities) and tax exempt organizations. Under such plans a participant may be able to specify the form of investment in which his or her participation will be made. For non-governmental Section 457(b) plans, all such investments, however, are typically owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457(b) plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable in the year paid (or in the year paid or made available in the case of a non-governmental 457(b) plan). Distributions from non-governmental 457(b) plans are subject to federal income tax withholding as wages, distributions from governmental 457(b) plans are subject to withholding as “eligible rollover distributions” as described in the section entitled “Withholding.” below. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties. Deferred compensation plans of governments and tax-exempt entities that do not meet the requirements of Section 457(b) are taxed under Section 457(f), which means compensation deferred under the plan is included in gross income in the first year in which the compensation is not subject to substantial risk of forfeiture.
Ineligible Owners-Qualified
We currently will not issue new policies to/or for the following plans: 403(a), 403(b), 412(i)/412(e)(3), 419, 457 (we will in certain limited circumstances accept 457(f) plans), employee stock ownership plans, Keogh/H.R.-10 plans and any other types of plans at our sole discretion.
Taxation of Surrenders and Partial Withdrawals - Qualified Policies
In the case of a withdrawal under a qualified policy (other than from a deferred compensation plan under Section 457 of the Code), a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the policy” to your total account balance or accrued benefit under the retirement plan. Your “investment in the policy” generally equals the amount of any non-deductible premium payments made by you or on your behalf. If you do not have any non-deductible premium payments, your investment in the contract will be treated as zero.
In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59½, unless you meet one of the exceptions to this rule which are similar to the penalty exceptions for distributions from nonqualified policies discussed above. However, the exceptions applicable for qualified policies differ from those provided to nonqualified policies. You may wish to consult a tax adviser for more information regarding the application of these exceptions to your circumstances. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy.
Qualified Plan Required Distributions
For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70½ or (ii) retires, and must be made in a specified form or manner. If a participant is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA which is not subject to the lifetime required minimum distribution rules), distributions generally must begin no later than April 1 of the year following the calendar year in which the owner (or plan participant) reaches age 70½. The actuarial present value of death and/or living benefit options and riders elected may need to be taken into account in calculating minimum required distributions. Consult a competent tax adviser before purchasing an optional living or death benefit.
Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules. We do not attempt to provide more than general information about the use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.
The Code generally requires that interest in a qualified policy be non-forfeitable. If your policy contains a bonus rider with a recapture, forfeiture, or “vesting” feature, it may not be consistent with those requirements. Consult a tax adviser before purchasing a bonus rider as part of a qualified policy.
You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.

Optional Living Benefits
For policies with a guaranteed lifetime withdrawal benefit or a guaranteed maximum accumulation benefit the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. The tax rules for qualified policies may impact the value of these optional benefits. Additionally, the actions of the qualified plan as contract holder may cause the qualified plan participant to lose the benefit of the guaranteed lifetime withdrawal benefit. In view of this uncertainty, you should consult a tax adviser before purchasing this policy as a qualified policy.
Withholding
The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The amount of withholding varies according to the type of distribution. The withholding rates applicable to the taxable portion of periodic payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. A 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee's spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or 403(b) tax-sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.
Annuity Purchases by Residents of Puerto Rico
The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity policies issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.
Annuity Policies Purchased by Non-resident Aliens and Foreign Corporations
The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.
Foreign Account Tax Compliance Act (“FATCA”)
If the payee of a distribution from the policy is a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Code as amended by the Foreign Account tax Compliance Act (“FATCA”), the distribution could be subject to U.S. federal withholding tax on the taxable amount of the distribution at a 30% rate irrespective of the status of any beneficial owner of the policy or the distribution. The rules relating to FATCA are complex, and a tax adviser should be consulted if an FFI or NFFE is or may be designated as a payee with respect to the policy.
Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.
We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive.

ADDITIONAL FEATURES
Systematic Payout Option
You can select at any time (during the accumulation phase) to receive regular surrenders (i.e., partial surrenders) from your policy by using the systematic payout option. Under this option, you can receive the greater of (1) or (2), divided by the number of surrenders made per year, where: (1) up to 10% of your premium payments (reduced by prior surrenders in that policy year); and (2) is any gains in the policy. For amounts greater than 10% of your premium payments, you must receive prior Company approval. The amount of your payment is established when you select the option. The amount available is recalculated on each policy anniversary thereafter while the Systematic Payout Option is in effect.
This amount may be taken free of surrender charges.
Any systematic withdrawal in excess of the remaining rider withdrawal amount could affect your rider values (if elected). Systematic surrenders can be made monthly, quarterly, semi-annually, or annually. Each surrender must be at least $50. Monthly and quarterly surrenders must generally be made by electronic funds transfer directly to your checking or savings account.
If you request an additional surrender that exceeds the surrender charge free amount while a Systematic Payout Option is in effect, then the Systematic Payout Option will terminate. If the request does not exceed the surrender charge free amount, future systematic payment will be recalculated based on the remaining free amounts.
Keep in mind that surrenders under the systematic payout option may be taxable, and if made before age 59½, may be subject to a 10% federal penalty tax. There is no charge for this benefit.
Nursing Care and Terminal Condition Withdrawal Option
No surrender charges, will apply if you make a surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:
•	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or
•	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).
You may exercise this benefit at any time during the accumulation phase. This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. There is no restriction on the maximum amount you may surrender under this benefit. There is no charge for this benefit.
The Nursing Care and Terminal Condition Withdrawal Option may vary for certain policies and may not be available for all policies, in all states or at all times.
Electronic Transactions
Currently, certain transactions may be made using electronic means acceptable to us upon our receipt of the appropriate authorization. We may discontinue this option at any time. To access information and perform transactions electronically, we require you to create an account with a username and password, and to maintain a valid e-mail address.
We will not be liable for following instructions communicated electronically we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. We may also require written confirmation of the request. When someone contacts our Administrative Office and follows our procedures, we will assume you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of any loss, theft or unauthorized use of your password.
Electronic transactions must be received while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Please note that the electronic devices may not always be available. Any electronic device, whether it is yours, your service provider's, or your financial representative's can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request if the volume of transactions is unusually high, we might not have anyone available, to take your transaction. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Administrative Office.
We reserve the right to revoke your electronic transaction privileges at any time without revoking all owners' privileges. We may deny electronic transaction privileges to market timers or disruptive traders.

Dollar Cost Averaging Program
During the accumulation phase, you may instruct us to automatically make transfers into one or more subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.
Dollar Cost Averaging programs that may be available under your policy:
•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started. A minimum of $500 per transfer is required. The minimum number of transfers is 6 monthly or 4 quarterly, and the maximum is 24 monthly or 8 quarterly. You can elect to transfer from the fixed account, money market or other specified subaccount.
•	Special —You may only elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment option into a Special Dollar Cost Averaging program. This program is only available for new premium payments, requires transfers from a fixed source, and may credit a higher or lower interest rate than a traditional program. A minimum of $500 per transfer is required ($3,000 or $6,000 to start a 6-month or 12-month program, respectively).
A Dollar Cost Averaging program will begin the next business day after we have received in good order all necessary information and the minimum required amount. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order. Please note: Dollar Cost Averaging programs will not begin on the 29th, 30th, or 31st. If a program would have started on one of those dates, it will start on the 1st business day of the following month. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.
NOTE CAREFULLY:
New Dollar Cost Averaging instructions are required to start a new Dollar Cost Averaging program once the previous Dollar Cost Averaging program has completed. Additional premium payments, absent new allocation instructions, received after a Dollar Cost Averaging program has completed, will be allocated according to the current premium payment allocations at that time but will not reactivate a completed Dollar Cost Averaging program.
IF:
•	we do not receive all necessary information to begin or restart a Dollar Cost Averaging program;
THEN:
•	any amount allocated to a fixed source will be invested in that fixed source but will be transferred to the money market investment option within 30 days of allocation to fixed source if new Dollar Cost Averaging instructions are not received;
•	any amount in a variable source will be invested in that variable source and will remain in that variable investment option; and
•	new Dollar Cost Averaging instructions will be required to begin a Dollar Cost Averaging program.
You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions. A Dollar Cost Averaging program can be used in conjunction with Asset Rebalancing and a guaranteed lifetime withdrawal benefit (subject to any investment restrictions involving the source). There is no charge for this benefit.
The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies, in all states or at all times. See your policy for availability of the fixed account options.
Asset Rebalancing
During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue asset rebalancing. New instructions are required to start asset rebalancing. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually. Asset rebalancing can be used in conjunction with a guaranteed lifetime withdrawal benefit. Please note, any amounts rebalanced may be immediately transferred to the Portfolio Allocation Method (PAM) investment options or Open Allocation subaccounts as applicable under the Portfolio Allocation Method or Open Allocation Method (OAM). There is no charge for this benefit.

Guaranteed Lifetime Withdrawal Benefits
You may elect one of the following optional riders under the policy that offers guaranteed lifetime withdrawal benefits - the Living Benefits Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider. Important aspects of each of these riders are summarized in the “Appendix - Guaranteed Lifetime Withdrawal Benefit Comparison Table” and are described in more detail below. You should consult with tax and financial professionals to determine which of these riders, if any, is appropriate for you.
The following benefits are no longer available, but if you have previously elected one of these riders you can still upgrade:
•	5 for LifeSM Rider
•	5 for LifeSM with Growth Rider
•	Income SelectSM for Life Rider
•	Retirement Income Choice® Rider
•	Retirement Income Choice® with Double Withdrawal Base Benefit Rider
•	Retirement Income Choice® 1.4 Rider
•	Retirement Income Choice® 1.2 Rider
See Rider Grid for additional information on each of these riders.
Living Benefits Rider
You may elect to purchase the optional Living Benefits Rider (also known as Guaranteed Principal SolutionSM Rider) which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The Living Benefits Rider is only available during the accumulation phase. The Living Benefits Rider is only available for annuitant issue ages through age 0-80. The maximum issue age may be lower if required by state law. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option.
You should view the Living Benefits Rider as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by the Living Benefits Rider.
Please note:
•	Certain protections under the rider are available only if you hold the rider for ten years.
•	If you elect the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment options under the policy (including guaranteed period options in the fixed account) and the variable investment options you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider. See Portfolio Allocation Method below.
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
•	Because the guaranteed minimum withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take the maximum advantage of the tax deferral aspect of the policy.
•	The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Living Benefits Rider for a qualified policy.
Guaranteed Minimum Accumulation Benefit of Living Benefit Rider
If you elect the Living Benefits Rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment options you select.
Guaranteed Future Value. We guarantee that, on the guaranteed future value date (ten years after you elect the rider), your policy value will at least equal your guaranteed future value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value. After the rider date and before the guaranteed future value date, the guaranteed future value is equal to:
•	the guaranteed future value on the rider date; plus

•	a percentage of subsequent premium payments (as described below); less
•	subsequent adjusted partial withdrawals (as described below).
After the guaranteed future value date, the guaranteed future value equals zero.
Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:
Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%
Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, even withdrawals under the guaranteed minimum withdrawal benefits, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:
•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or
•	the gross partial withdrawal amount.
(The gross partial withdrawal amount is the amount you request, plus any surrender charge adjustment that may be applicable.)
In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount we reduce your policy value.
See the “Appendix - Living Benefits Rider Adjusted Partial Withdrawals” to this prospectus for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross partial withdrawal.
Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will calculate an amount equal to the difference to your policy value (the policy value will then be subject to investment risk) which will be added on the next valuation date following the guaranteed future value date. This addition will not increase your “principal back” or “for life” total withdrawal bases. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.
Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. If, on the guaranteed future value date, your policy value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000–$90,000) to your policy value.
Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the policy with the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments (or if you must begin taking required minimum distributions) before the guaranteed future value date, electing the rider may not be in your best interests.

Guaranteed Minimum Withdrawal Benefit of Living Benefit Rider
If you elect the Living Benefits Rider, we will provide a maximum annual withdrawal amount (first as withdrawals from your policy value or, if necessary, as payments from us) regardless of your policy value. This benefit is intended to provide a level of benefits regardless of the performance of the variable investment options you select.
Withdrawal Guarantees. We account for the withdrawals you take under the rider by applying two different withdrawal guarantees:
•	“principal back,” for withdrawals of up to 7% of your total withdrawal base.
•	“for life,” for withdrawals of up to 5% of your total withdrawal base.
When you make a withdrawal, you do not need to specify it as being under either withdrawal guarantee. Any withdrawals that you take while the rider is in effect could have different impacts under each of the withdrawal guarantees - on your maximum annual withdrawal amount, on your total withdrawal base, and on your minimum remaining withdrawal amount. For example, withdrawals that are compliant with the “principal back” maximum withdrawal amount could result in excess withdrawals under the “for life” withdrawal guarantee and, consequently, would reduce the maximum annual withdrawal amount, the total withdrawal base, and the minimum remaining withdrawal amount under the “for life” withdrawal guarantee. (See Adjusted Partial Withdrawals below.)
Example: Assume you make a single premium payment of $100,000 and you have not made any withdrawals or additional premium payments. If you withdraw $6,000, that would be an excess withdrawal of $1,000 ($6,000 - $5,000) under the for life guarantee but not under the principal back guarantee.
Your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero.
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix - Living Benefits Rider Adjusted Partial Withdrawals,” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.
Please note:
•	Any amount withdrawn in a rider year (including any surrender charge) in excess of the maximum withdrawal amount is an excess withdrawal.
•	The amount of your excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee on a greater than dollar-for-dollar basis. (See Maximum Annual Withdrawal Benefit, Total Withdrawal Base, and Minimum Remaining Withdrawal Amount, below.)
•	We will not refund rider charges that have been paid up to the point of terminating the policy or receiving annuity payments.
Withdrawals under the guaranteed minimum withdrawal benefit also:
•	reduce your policy value;
•	reduce the guaranteed future value;
•	reduce your death benefit and other benefits;
•	may be subject to surrender charges;
•	may be subject to income taxes and federal tax penalties (See TAX INFORMATION).
Maximum Annual Withdrawal Amount. Under this benefit:
•	you can withdraw up to 7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero.
Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $7,000 (7% of $100,000) each rider year for the next fourteen years and $2,000 in the year immediately thereafter so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).
•	or, you can withdraw up to 5% of your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant's 59th birthday and lasting until the annuitant's death, unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see Adjusted Partial Withdrawals, below). A penalty tax may be assessed on amounts surrendered from the policy before the taxpayer reaches age 59½.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $5,000 (5% of $100,000) each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).

You can receive up to the maximum annual withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us) under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments, and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount (which cannot exceed the maximum annual withdrawal amount at that time) and frequency (annually, semi-annually, quarterly or monthly) of future withdrawals. Once selected, the amount and frequency of future withdrawals cannot be changed.
Please note:
•	Withdrawals under the 5% “for life” guarantee cannot begin until after the rider anniversary following the annuitant's 59th birthday.
•	Any withdrawal before the rider anniversary following the annuitant's 59th birthday will reduce the benefits under the 5% “for life” guarantee.
•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).
•	You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the maximum annual withdrawal amount during a rider year, you cannot take more than the maximum annual withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	If you have a qualified policy, minimum required distribution rules may force you to take excess withdrawals to avoid the imposition of a 50% penalty. Further, some qualified policies have withdrawal restrictions that may (with limited exceptions) prevent you from taking withdrawals before age 59½. You should consult a tax advisor before purchasing this rider with a qualified policy.
Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value. After the rider date, the total withdrawal base is equal to:
•	the total withdrawal base on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).
We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.
Please note: We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your total withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value. After the rider date, the minimum remaining withdrawal amount is equal to:
•	the minimum remaining withdrawal amount on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).
We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees. It is important to calculate separate minimum remaining withdrawal amounts because they can provide different payment amounts not only upon reaching exhaustion but also in certain situations involving continuation after the annuitant's death.
Adjusted Partial Withdrawals. Each rider year, for each withdrawal guarantee (i.e., “principal back” and “for life”), gross partial withdrawals (the amount that you request be withdrawn, plus any surrender charge that may be applicable) up to the maximum annual withdrawal amount for that withdrawal guarantee, will reduce the minimum remaining withdrawal amount for that withdrawal guarantee on a dollar-for-dollar basis, but will not reduce the total withdrawal base for that withdrawal guarantee. For each withdrawal guarantee, gross partial withdrawals in excess of the maximum annual withdrawal amount for that withdrawal guarantee will reduce the total withdrawal base and minimum remaining withdrawal amount for that withdrawal guarantee by the greater of the dollar amount of the excess withdrawal or a pro rata amount (possibly to zero). See “Appendix - Living Benefits Rider Adjusted Partial Withdrawals,” which provides examples showing the effect of a withdrawal. Excess withdrawals may cause you to lose the withdrawal guarantees under this rider.

Please note: Gross partial withdrawals that are compliant with the “principal back” withdrawal guarantee (i.e., withdrawals of the “principal back” maximum annual withdrawal amount) and any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, will result in an excess partial withdrawal under the “for life” guarantee, and will reduce the “for life” maximum annual withdrawal amount, the “for life” total withdrawal base, and the “for life” minimum remaining withdrawal amount. Such reduction may be on a greater than dollar-for-dollar basis if the policy value is less than the applicable base.
Rider Fee. A rider fee, 1.25% of the “principal back” total withdrawal base on each rider anniversary, is charged annually before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment option in proportion to the amount of policy value in each investment option. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).
We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.
Please note: Because the rider fee is a percentage of your “principal back” total withdrawal base on each rider anniversary, the fee can be substantially more than 1.25% of your policy value if that total withdrawal base is higher than your policy value.
Portfolio Allocation Method
If you elect the Living Benefits Rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the Living Benefits Rider. Using PAM, we will monitor your policy value and may transfer amounts back and forth between the PAM TA Aegon U.S. Government Securities - Service Class subaccount (which invests in the Transamerica Aegon U.S. Government Securities VP - Service Class portfolio of the Transamerica Series Trust) or certain guaranteed period options of the fixed account (each a “PAM investment option” and collectively, the “PAM investment options”) and the variable investment options you choose. You should read the underlying fund prospectus for the variable PAM investment option(s) carefully before you elect the Living Benefits Rider. We will transfer amounts from your variable investment options to the PAM investment options to the extent we deem necessary to support the guarantees under the rider. We will transfer amounts to the PAM investment options proportionally from all your variable investment options. Currently, PAM transfers are being made to the PAM TA Aegon U.S. Government Securities - Service Class subaccount. We will not transfer amounts to the PAM investment options if your policy value is greater than guarantees under the rider.
PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment options to the PAM investment options to the extent we deem necessary to help manage portfolio risk and support the guarantees under the Living Benefits Rider. You should not view the Living Benefits Rider nor PAM as a “market timing” or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment options to the PAM investment options, less of your policy value may be available to participate in any future positive investment performance of your variable investment options. This may potentially provide a lower policy value than if you did not select the Living Benefits Rider.
Under PAM, the mathematical model compares a number of interrelated factors including your policy value and the guarantees under the rider to be provided in the future. The mathematical model also uses assumptions for interest rates, the duration of the policy and stock market volatility. The following table sets forth the most influential of these factors and indicates how each one (assuming all other factors remain constant) could trigger a transfer into or out of the PAM subaccounts.
Factor	Direction of Transfer
Policy Value Increases	Transfer to the investment options
Policy Value Decreases	Transfer to the PAM subaccounts
Interest Rates Increase	Transfer to the investment options
Volatility Increases	Transfer to the PAM subaccounts
The amount of the transfer will vary depending on the magnitude and direction of the change in these factors. We may transfer some or all of your policy value to or from the PAM investment options.
Transactions you make also affect the number of PAM transfers including:
•	additional premium payments; and
•	excess withdrawals.
These transactions will change the policy value relative to the guarantees under the rider and may result in additional PAM transfers.

You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment option is at our discretion . Any transfer we make out of PAM investment options to your variable investment options will be allocated into your variable investment options in proportion to the amount of policy value in each variable investment option. Please note that if your policy value is 100% allocated to the fixed account, we will be unable to transfer any of your policy value out of PAM investment options.
Generally, transfers to the PAM investment options first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment options when the policy value drops by a cumulative amount of less than 3% in relation to the guarantees. If the policy value continues to fall, more transfers to the PAM investment options will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment option(s) we deem appropriate. The policy value allocated to the PAM investment options will remain there unless the performance of your chosen investment options recovers sufficiently to enable us to transfer amounts back to your investment options while maintaining the guarantees under the Living Benefits Rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.
The Daily Rebalancing Formula Under the Mathematical Model: As noted above, to limit our exposure under the rider, we transfer policy value from your investment options to the PAM subaccounts, to the extent called for by a mathematical model that will not change once you purchase the policy. We do this in order to minimize the need to provide payments (for example, when your policy value goes to zero by other than an excess withdrawal), or to extend the time before any payment is required. When payments become more likely (because your policy value is approaching zero), the mathematical model will tend to allocate more policy value to the PAM subaccounts. If, on the other hand, the policy value is much higher than the guarantees under the rider, then payments may not be necessary, and therefore, the mathematical model will tend to allocate more policy value to the investment options.
Each business day the mathematical model computes a “target allocation,” which is the portion of the policy value that is to be allocated to the investment options.
The target allocation depends on several factors, including the policy value as compared to the guarantees under the rider, the time until payments are likely required, and interest rates. However, as time passes, these factors change. Therefore, the target allocation changes from one business day to the next.
See “Appendix - PAM Method Transfers” for more detail regarding the workings of the mathematical model.
Upgrades
Prior to the annuitant's 86th birthday and after the third rider anniversary, you can upgrade the total withdrawal base and guaranteed future value to the policy value by providing us the required notice. The minimum remaining withdrawal amounts will also be upgraded to the policy value and the maximum annual withdrawal amounts will be recalculated.
If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back” and “for life” withdrawal percentages will not change. The new rider date will be the date the Company receives all necessary information.
Annuitization
If you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your 5% “for life” maximum annual withdrawal amount.
Termination
The Living Benefits Rider will terminate upon the earliest of the following:
•	the date we receive written notice from you in good order requesting termination of the Living Benefits Rider (you may not terminate the rider before the third rider anniversary);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your 5% “for life” maximum annual withdrawal amount);
•	the date the policy to which this rider is attached is assigned or the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.

Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
The Living Benefits Rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Retirement Income Max® Rider
If you elect the Retirement Income Max® Rider identified below, which provides certain guaranteed benefits, the Company requires your policy value to be allocated into designated investment options. One or more of the designated investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefit. The Company's requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to invest in funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Retirement Income Max® Rider. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the Retirement Income Max® Rider that do not invest in funds that utilize volatility control strategies.
You may elect to purchase the optional Retirement Income Max® rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options which are designed to help manage our risk and support the guarantees under the rider. If you elect the Retirement Income Max® rider you cannot elect another GLWB. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Retirement Income Max® rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
Retirement Income Max® – Base Benefit
Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us for life), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or surviving spouse's if the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage and growth percentage that are used to determine your rider withdrawal amount will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us.
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion.
See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Please note:
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantee provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to a limited number of specified investment options. You should consult with your registered representative to assist you in determining whether these certain investment options are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base on a greater than dollar-for-dollar basis and may cause you to lose the benefit of this rider.
•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income Max® rider terminates and all benefits thereunder cease.
Like all withdrawals, withdrawals while this rider is in effect also:
•	reduce your policy value;
•	reduce your base policy death benefit and other benefits;
•	may be subject to surrender charges;
•	may be subject to income taxes and federal tax penalties; and
•	may be limited or restricted under certain qualified policies.
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments below.
The rider withdrawal amount is zero if the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see applicable Rate Sheet Prospectus Supplement or the Appendix in the Statement of Additional Information, depending on when you purchased your rider).
For qualified policies: If the plan participant (generally the annuitant) is at least 70½ years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).
Only amounts calculated as set forth above can be used as the rider withdrawal amount.
If your policy value reaches zero:
•	due to a non-excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees.
•	due to an excess withdrawal, then this rider terminates (as does the policy).

Please note:
•	If the rider is added prior to the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, however, you will still be charged a rider fee prior to this time.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	All policy value must be allocated to a limited number of specified investment options. (See - Designated Investment Options below.)
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday.
As noted above, the withdrawal percentage is disclosed in Rate Sheet Prospectus Supplements which may be amended by us from time to time. In order to receive the applicable withdrawal percentage: (1) your application must be signed and received within the stated time period during which such withdrawal percentages are applicable and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Withdrawal percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us to receive a Rate Sheet Prospectus Supplement applicable to you. For riders issued prior to May 1, 2015, the applicable withdrawal percentages are set forth in the May 1, 2015 Statement of Additional Information.
Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value . During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
On each rider anniversary, the withdrawal base will equal the greatest of:
•	the current withdrawal base;
•	the withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see Growth below);
•	the policy value on any monthiversarySM (the same day of the month as the rider date, or the next business day if our Administrative Office or the New York Stock Exchange are closed) within the current rider year, including the current rider anniversary (see Automatic Step-Up below).
See “Appendix - Hypothetical Example of the Withdrawal Base Calculation - Retirement Income Max® Rider” which illustrates the hypothetical example of the withdrawal base calculation.
Growth. On each of the first ten rider anniversaries, we will add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
As noted above, the growth percentage is disclosed in Rate Sheet Prospectus Supplements which may be amended by us from time to time. In order to receive the applicable growth percentage: (1) your application must be signed within the stated time period during which such growth percentages are applicable and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Growth percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us to receive a Rate Sheet Prospectus Supplement applicable to you. For riders issued prior to May 1, 2015, the applicable growth percentages are set forth in the May 1, 2015 Statement of Additional Information.
Please note: Because a withdrawal will eliminate the potential application of the growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.
Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base, or the withdrawal base is increased by any growth percentage, no automatic step-up will occur. The withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
On each rider anniversary the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is amplified if the policy value is less than the withdrawal base.
Please Note: You retain all responsibility for monitoring excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or additional premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an assumed annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the assumed withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)
Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.
See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options approved for the Retirement Income Max® Rider. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.

Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next business day after you terminate your rider, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.
Please note:
•	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first business day after the fifth rider anniversary. You will be required to terminate the rider first (and lose its benefits).
•	We can eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.
Retirement Income Max® – Joint Life Option
If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION – Tax Status of a Nonqualified Policy – Distribution Requirements). If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.
Please note:
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option. (Please see Spousal Continuation section for more detail regarding annuitant's spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
•	The withdrawal percentage for each “age at the time of the first withdrawal” is lower if you elect this option.
Retirement Income Max® Rider Fees
Retirement Income Max® Rider Fee. The rider fee is calculated on the rider date and at the beginning of each rider quarter. The rider fee will be adjusted for any premium additions and excess withdrawals. It will be deducted automatically from your policy value at the end of each rider quarter.
On an annual basis, in general terms, the rider fee is the rider fee percentage times the withdrawal base. Specifically, the quarterly fee is calculated by multiplying (A) by (B) multiplied by (C), where:
(A)	is the withdrawal base;
(B)	is the rider fee percentage; and
(C)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Initial Premium = $100,000; Withdrawal Base = $100,000; Rider Fee percentage = 1.25%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for first quarter rider fee. The rider fee is:
= 100,000*0.0125*(91/365)
= 1,250*(91/365)
= $311.64
We will assess a prorated rider fee upon full surrender of the policy or other termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
On each rider anniversary the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up results in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.

Please note regarding the rider fee:
•	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000; and 30 remaining days in the rider quarter.
Example 2: Calculation for first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000*0.0125*(30/365)
= 125*(30/365)
= $10.27
Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):
= 311.64 + 10.27
= $321.91
We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider.
Retirement Income Max® Rider Issue Requirements
We will not issue the Retirement Income Max® rider unless:
•	the annuitant is at least age 56 and not yet age 86 for Single Life and at least age 65 but not yet age 86 for Joint Life (lower if required by state law);
•	the annuitant is also an owner (except in the case of non-natural owners);
•	there are no more than two owners; and
•	if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).
The use of joint life option may not be permitted in the case of certain non-natural owners.
Termination
The Retirement Income Max® rider will terminate upon the earliest of the following:
•	the date we receive written notice from you requesting termination of the rider if such notice is received before midnight of the 30th calendar day after you receive the rider;
•	the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.
The Retirement Income Max® rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options for electing a benefit, please contact your financial intermediary or our Administrative Office.
Retirement Income Choice® 1.6 Rider
If you elect the Retirement Income Choice® 1.6 Rider identified below, which provides certain guaranteed benefits, the Company requires your policy value to be allocated into designated investment options. One or more of the designated investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefit. The Company's requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to invest in funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Retirement Income Choice® 1.6 Rider. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the Retirement Income Choice® 1.6 Rider that do not invest in funds that utilize volatility control strategies.
You may elect to purchase the optional Retirement Income Choice® 1.6 Rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options which are designed to help manage our risk and support the guarantees under the rider. If you elect the Retirement Income Choice® 1.6 rider you cannot elect another GLWB. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Retirement Income Choice® 1.6 rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
Retirement Income Choice® 1.6 – Base Benefit
Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments and Rider Death Benefit Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage and growth percentage that are used to determine your rider withdrawal amount will be disclosed in a Rate Sheet Prospectus Supplement attached to your prospectus.
Of course you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix – Hypothetical Adjusted Partial Surrenders – Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.

Please note:
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to a limited number of specified investment options. You should consult with your registered representative to assist you in determining whether these investment options are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis and may eliminate the benefit.
•	Any withdrawal will reduce your rider death benefit (if applicable).
•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income Choice® 1.6 rider terminates and all benefits thereunder cease.
Like all withdrawals, withdrawals while this rider is in effect also:
•	reduce your policy value;
•	reduce your base policy death benefit and other benefits;
•	may be subject to surrender charges;
•	may be subject to income taxes and federal tax penalties; and
•	may be limited or restricted under certain qualified policies.
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments and Rider Death Benefit Adjustments below.
The rider withdrawal amount is zero if the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see applicable Rate Sheet Prospectus Supplement or the Appendix in the Statement of Additional Information, depending on when you purchased your rider).
For qualified policies: If the plan participant (generally the annuitant) is at least 70½ years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).
Only amounts calculated as set forth above can be used as the rider withdrawal amount.
If your policy value reaches zero:

•	due to a non-excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees
•	due to an excess withdrawal, then the rider terminates (as does the policy).
Please note:
•	If the rider is added prior to the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, however, you will still be charged a rider fee prior to this time.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	All policy value must be allocated to a limited number of specified funds. (See Designated Investment Options below.)
Retirement Income Choice® 1.6 – Base Benefit – Withdrawal Percentage
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday.
As noted above, the withdrawal percentage is disclosed in Rate Sheet Prospectus Supplements included with your prospectus. In order for you to receive the withdrawal percentage reflected in the Rate Sheet Prospectus Supplement, your application must be signed within the time period disclosed in the Rate Sheet Prospectus Supplement. We must also receive your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time. Withdrawal percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at to receive a Rate Sheet Prospectus Supplement applicable to you. For riders issued prior to May 1, 2015, the applicable withdrawal percentages are set forth in the May 1, 2015 Statement of Additional Information.
Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups, see Automatic Step-Up section in the prospectus.
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value . During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
On each rider anniversary, the withdrawal base will equal the greatest of:
•	current withdrawal base;
•	the withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see Growth below);
•	the policy value on any monthiversarySM (the same day of the month as of the rider date, or the next market day if our Administrative Office or the New York Stock Exchange are closed) within the current rider year, including the current rider anniversary (see Automatic Step-Up below).

Retirement Income Choice® 1.6 – Base Benefit – Growth
Growth. On each of the first ten rider anniversaries, we will add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
As noted above, the growth percentage is disclosed in Rate Sheet Prospectus Supplements included with your prospectus. In order for you to receive the growth percentage reflected in the Rate Sheet Prospectus Supplement, your application must be signed within the time period disclosed in the Rate Sheet Prospectus Supplement. We must also receive your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time. Growth percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at to receive a Rate Sheet Prospectus Supplement applicable to you. For riders issued prior to May 1, 2015, the applicable growth percentages are set forth in the May 1, 2015 Statement of Additional Information.
Please note: Because a withdrawal will eliminate the potential application of the growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.
All Rate Sheet Prospectus Supplements are also available on the Edgar system at (File 333-187916).
Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base or the withdrawal base increased by any growth credit, no automatic step-up will occur. The withdrawal percentage (as indicated in the withdrawal percentage table) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. Charges as a result of the automatic step-up feature will be reversed. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is magnified if the policy value is less than the withdrawal base. See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical excess withdrawals in more detail.
Please Note: You retain all responsibility for monitoring excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or subsequent premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an assumed annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the assumed withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)
Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.
See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options available under the respective designated allocation groups that have been approved for the Retirement Income Choice® 1.6 Rider. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary) you can terminate this rider. Starting the next business day, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.
Please note:
•	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first business day after the fifth rider anniversary. You will be required to terminate the rider first. If you terminate the rider you will lose all of its benefits.
•	We can change a designated allocation group or eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.
Manual Resets. You can effectively “reset” the withdrawal base to the policy value using a manual process under which your current rider is terminated and a new rider is issued. You can elect a reset during the 30 day periods following each successive fifth rider anniversary and if all other rider issue requirements are met. When the new rider is issued, the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. Your new rider will have a new rider date, new rider fee percentage (which may be higher than your current rider fee percentage), and its own terms and benefits (which may not be as advantageous as the current rider). The new rider date will be the date we receive all necessary information in good order. Please note that this “reset” procedure may be referred to as a “manual upgrade” in your policy rider and other materials.
Please note:
•	Manual resets, unlike automatic step-ups, occur only if you so elect during the 30 day window following each successive fifth rider anniversary.
•	Manual resets result in the purchase of a new rider whose terms may be more or less favorable than the current rider whereas automatic step-ups do not require termination of the existing rider and repurchase of a new rider (although fees may increase at the time of an automatic step-up).
•	Owners may decide to terminate an existing rider if it no longer meets their needs and then elect a new available rider that does.
Retirement Income Choice® 1.6 - Additional Options
You may elect the following options with this rider (the options are not mutually exclusive):
•	Death Benefit; and
•	Joint Life.
There is an additional fee if you elect the Death Benefit option under the rider. If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower. Furthermore, if you elect the Joint Life option in combination with the Death Benefit option, then the fee for each of those additional options will be different than under the Single Life option. See Retirement Income Choice® 1.6 Rider Fees. There may be different issue ages depending upon which options you elect.

Death Benefit. If you elect this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the death of the annuitant’s spouse if later). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. The additional amount can be zero. See DEATH BENEFIT.
Rider Death Benefit. The rider death benefit on the rider date is the policy value . After the rider date, the rider death benefit is equal to:
•	the rider death benefit on the rider date; plus
•	subsequent premium payments; less
•	adjustments for withdrawals (as described under Rider Death Benefit Adjustments, below).
Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value), and possibly to zero. See “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.
Please note:
•	No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.
•	Excess withdrawals may eliminate the additional death benefit available with this rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.
•	Manual resets to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.
•	If an owner who is not the annuitant dies and the surviving spouse is eligible to and elects to continue the policy, then no additional amount is payable. If the policy is not continued, then the surviving owner (who is also the sole beneficiary) may elect to receive lifetime annuity payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value. See TAX INFORMATION – Tax Status of a Nonqualified Policy – Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
•	The additional death benefit adjustment differs from the adjusted partial surrender amount for the Guaranteed Minimum Death Benefits described in DEATH BENEFIT - Guaranteed Minimum Death Benefits. Accordingly, withdrawals may effect the additional death benefit differently than the Guaranteed Minimum Death Benefits.
The additional death benefit payment option may be referred to as “rider death benefit” on your policy statement and other documents.
Joint Life Benefit. If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION – Tax Status of a Nonqualified Policy – Distribution Requirements).
Please note:
•	The withdrawal percentage for each “age at the time of first withdrawal” is lower if you elect this option.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option. (Please see Spousal Continuation section for more detail regarding annuitant’s spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
•	The rider death benefit is not payable until the death of the surviving spouse, if you elect this option.
•	You cannot elect a manual reset if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).

Retirement Income Choice® 1.6 Fees
Retirement Income Choice® 1.6 Base Rider Fee. The base rider fee is calculated on the rider date and at the beginning of each rider quarter. The base rider fee will be adjusted for any premium additions, excess withdrawals, or transfers between designated investment groups. It will be deducted automatically from your policy value at the end of each rider quarter.
On an annual basis, in general terms, the base rider fee is the applicable rider fee percentage times the withdrawal base.
The base quarterly fee is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:
(A)	is the withdrawal base;
(B)	is the sum of each designated investment group's rider fee percentage multiplied by the applicable designated investment group's value;
(C)	is the total policy value; and
(D)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Initial Premium = $100,000; Fund Allocations such that Group A = $50,000, Group B = $30,000, and Group C = $20,000; Withdrawal Base = $100,000; Policy Value = $100,000; Investment Group fee percentages of Group A = 1.45%, Group B = 1.10% and Group C = 0.70%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for the first quarter fee. The rider fee is:
= 100,000 * [(50,000*0.0145) + (30,000*0.0110) + (20,000*0.0070)] / 100,000 * (91/365)
= 100,000 * (725 + 330 + 140) / 100,000 * (91/365)
= 100,000 * 1,195/100,000 * (91/365)
= 1,195 * (91/365)
= $297.93
We will assess a prorated rider fee upon full surrender of the policy or other termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up will result in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
Please note regarding the base rider fee:
•	Because the base rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the base rider fee is a percentage of the withdrawal base, the amount of the base rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
•	If you make a transfer from one designated allocation group to another designated allocation group that has a higher rider fee percentage, then the resulting rider fee will be higher.
Base Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000, allocated such that Group A = $5,000, Group B = $3,000, and Group C = $2,000; and 30 remaining days in the rider quarter.
Example 2: Calculation of the first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000 * [(5,000*0.0145) + (3,000*0.0110) + (2,000*0.0070)] / 10,000 * (30/365)
= 10,000 * (72.50 + 33 + 14) / 10,000 * (30/365)
= 10,000 * 119.50/10,000 * (30/365)
= 119.50 * (30/365)
= $9.82
Total fee assessed at end of first rider quarter (assuming no further fee adjustments):
= 297.93 + 9.82
= $307.75

We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider.
Base Rider Fee Adjustment for Transfers. For transfers that you make between different designated investment options in different designated allocation groups on other than the first business day of a rider quarter, a rider fee adjustment will be applied. This adjustment is necessary because of differences in the rider fee percentages. The adjustment in the rider fee percentage will ensure that you are charged the correct overall rider fee for that quarter. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1, as well as a subsequent premium payment as in Example 2; Withdrawal Base = $110,000; Policy Value = $90,000; Fund Transfer from Group A = $5,000, into Group B = $3,000, and into Group C = $2,000; and 15 remaining days in the rider quarter.
Example 3: Calculation of the first quarter rider fee adjustment for a fund transfer. The fee adjustment is:
= 110,000 * [(-5,000*0.0145) + (3,000*0.0110) + (2,000*0.0070)] / 90,000 * (15/365)
= 110,000 * (-72.50 + 33 + 14) / 90,000 * (15/365)
= 110,000 * -25.50/90,000 * (15/365)
= -31.17 * (15/365)
= $-1.28
Total fee assessed at end of the first rider quarter (assuming no further rider fee adjustments):
= 307.75 - 1.28
= $306.47
Additional Option Fees. If you elect options with this rider, then you will be charged a fee for each option you elect that is in addition to the rider fee for the base benefit. Each additional fee is charged quarterly before annuitization and is a percentage of the withdrawal base on each rider anniversary.
We will also deduct all rider fees, including additional option fees, pro rata upon surrender of the policy or other termination of the rider.
Retirement Income Choice® 1.6 Rider Issue Requirements
We will not issue the Retirement Income Choice® 1.6 rider if:
•	the annuitant is 86 or older (lower if required by state law);
•	the annuitant is not an owner (except in the case of non-natural owners);
•	there are more than two owners; and
•	the joint life option is elected, and the annuitant’s spouse is 86 or older (lower if required by state law) and (1) is not a joint owner along with the annuitant or (2) is not the sole primary beneficiary (and there is no joint owner).
Termination
The Retirement Income Choice® 1.6 rider and any additional options will terminate upon the earliest of the following:
•	the date we receive written notice from you requesting termination of the rider if such notice is received before midnight of the 30th calendar day after you receive the rider;
•	the date we receive written notice from you requesting termination or manual reset of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount (this option also guarantees that if the annuitant dies before the sum of all annuity payments equals the policy value, and rider benefit if elected, on the maximum annuity commencement date, the annuitant's beneficiary will receive a final payment equal to the difference). Please contact us for more information concerning your options.
The Retirement Income Choice® 1.6 rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options for electing a benefit, please contact your financial intermediary or our Administrative Office.
OTHER INFORMATION
Ownership
You, as owner of the policy, exercise all rights under the policy. You can generally change the owner at any time by notifying us in writing at our Administrative Office. If we do not have an originating signature or guaranteed signature on file or if the Company suspects fraud, we may require a notarized signature. There may be limitations on your ability to change the ownership of a qualified policy. An ownership change may be a taxable event.
Beneficiary
The beneficiary designation will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to the Company. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.). The Company will not be liable for any payment made before the written notice is received in our Administrative Office. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If, upon the death of the annuitant, there is a surviving owner(s), then the surviving owner(s) automatically takes the place of any beneficiary designation.
Right to Cancel Period
You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 20 days after you receive the policy (for replacements the right cancel period is generally 30 days), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account. You bear the risk of any decline in policy value during the right to cancel period. We will pay the refund within seven days after we receive in good order within the applicable period at our Administrative Office, written notice of cancellation and the returned policy. The policy will then be deemed void.
Assignment
You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment in good order at our Administrative Office and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be liable for any payment or other action we take in accordance with the policy before we approve the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.
Termination for Low Value
If a partial surrender or fee (including an optional rider fee, administrative fee, or owner transaction fee) reduces your cash value below the minimum specified in your policy, we reserve the right to terminate your policy and send you a full distribution of your remaining cash value. All benefits associated with your annuity policy will be terminated. Federal law may impose restrictions on our right to terminate certain qualified policies. We do not currently anticipate exercising this right if you have certain optional benefits, however, we reserve the right to do so. For all other policies, including policies with certain other optional benefits, we intend to exercise this termination provision.
Sending Forms and Transaction Requests in Good Order
We cannot process your requests for transactions relating to the policy until they are received in good order. “Good order” means the actual receipt of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extent applicable to the transaction: your completed application; the policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Subaccounts affected by the requested transaction; the signatures of all owners (exactly as registered on the Policy) if necessary; Social Security Number or Taxpayer I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner's consents. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
“Received” or receipt in good order generally means that everything necessary must be received by us, at our Administrative Office specified in the Glossary of Terms. We reserve the right to reject electronic transactions that do not meet our requirements.
Regulatory Modifications to Policy
We reserve the right to amend the policy or any riders attached thereto as necessary to comply with specific direction provided by state or federal regulators, through change of law, rule, regulation, bulletin, regulatory directives or agreements.
Certain Offers
From time to time, we have (and we may again) offered you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits.
When we make an offer, we may vary the offer amount, up or down, among the same group of policy owners based on certain criteria such as account value, the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of policy owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining policy owners in the same group.
If you accept an offer that requires you to terminate a guaranteed benefit and you retain your policy, we will no longer charge you for the benefit, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.
Mixed and Shared Funding
The underlying fund portfolios may serve as investment vehicles for variable life insurance policies, variable annuity policies and retirement plans (“mixed funding”) and shares of the underlying fund portfolios also may be sold to separate accounts of other insurance companies (“shared funding”). While we currently do not foresee any disadvantages to owners and participants arising from either mixed or shared funding, it is possible that the interests of owners of various policies and/or participants in various plans for which the underlying fund portfolios serve as investments might at some time be in conflict. We and each underlying fund portfolio’s Board of Directors intend to monitor events in order to identify any material conflicts and to determine what action, if any, to take. Such action could include the sale of underlying fund portfolio shares by one or more of the separate accounts, which could have adverse consequences. Such action could also include a decision that separate funds should be established for variable life and variable annuity separate accounts. In such an event, we would bear the attendant expenses, but owners and plan participants would no longer have the economies of scale resulting from a larger combined fund. Please read the prospectuses for the underlying fund portfolios, which discuss the underlying fund portfolios’ risks regarding mixed and shared funding, as applicable.
Exchanges and/or Reinstatements
You can generally exchange a nonqualified annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code or transfer qualified policies directly to another life insurance company as a “trustee-to-trustee transfer”. Before making an exchange or transfer, you should compare both annuities carefully. Remember that if you exchange or transfer another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity, and there may be a new surrender charge period under this annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange or transfer another annuity for this one unless you determine, after knowing all the facts, that the exchange or transfer is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange, transfer or otherwise).
You may ask us to reinstate your policy after such an exchange, transfer or full or partial surrender and in certain limited circumstances we will allow you to do so by returning the same total dollar amount of funds distributed to the applicable investment options. The dollar amount will be used to purchase new accumulation units at the then current price. In the event any subaccount previously invested in is closed and we don’t receive additional instructions, funds will be reallocated to the remaining available investment options according to the investment allocation instructions you previously provided. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. Generally, unless you return the original company check, your annuity policy is nonqualified and a portion of the prior withdrawal was taxable, we are required to report the taxable amount from the distribution to the IRS even though the funds have been reinstated. The cost basis will be adjusted accordingly. The taxable amount will be reported on Form 1099-R which you will receive in January of the year following the distribution. We recommend that you consult a tax professional to explain the possible tax consequences of reinstatements.
Voting Rights
To the extent required by law, the Company will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and/or other individuals that have voting interests in the portfolios. We will send you and/or other individuals requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.
Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.
Abandoned or Unclaimed Property
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity, life and other insurance policies) under various circumstances. In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information and identifying information for owners, insureds, annuitants, beneficiaries and other payees. Such updates should be communicated in a form and manner satisfactory to us.
Legal Proceedings
We, like other life insurance companies, are subject to regulatory and legal proceedings, including class action lawsuits, in the ordinary course of our business. Such legal and regulatory matters include proceedings specific to us and other proceedings generally applicable to business practices in the industry in which we operate. In some lawsuits and regulatory proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or regulatory proceeding cannot be predicted with certainty, at the present time, we believe that there are no pending or threatened proceedings or lawsuits that are likely to have a material adverse impact on the separate account, on TCI's ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.
We are currently being audited on behalf of multiple states' treasury and controllers' offices for compliance with laws and regulations concerning the identification, reporting and escheatment of unclaimed benefits or abandoned funds. The audits focus on insurance company processes and procedures for identifying unreported death claims, and their use of the Social Security Master Death File to identify deceased policy and policy holders. In addition, we are the subject of multiple state Insurance Department inquiries and market conduct examinations with a similar focus on the handling of unreported claims and abandoned property. The audits and related examination activity have resulted in or may result in additional payments to beneficiaries, escheatment of funds deemed abandoned, administrative penalties and changes in our procedures for the identification of unreported claims and handling of escheatable property. We do not believe that any regulatory actions or agreements that have resulted from or will result from these examinations has had or will have a material adverse impact on the separate account, on TCI's ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.
Cyber Security
We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service provides may adversely affect us and your policy value. For instance, cyber-attacks may: interfere with our processing of policy transactions, including the processing of orders from our website or with the underlying funds; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. There can be no assurance that we, the underlying funds or our service providers will avoid losses affecting your policy that result from cyber-attacks or information security breaches in the future.
For a complete description regarding Transamerica’s policies for its websites, including the Privacy Policy and Terms of Use for such websites, please visit: https://www.transamerica.com/individual/privacy-policy and https://www.transamerica.com/individual/terms-of-use.
Transamerica Financial Life Insurance Company
Transamerica Financial Life Insurance Company was incorporated under the laws of the State of New York on October 3, 1947. It is engaged in the sale of life and health insurance and annuity policies. The Company is a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by Aegon N.V. of The Netherlands, the securities of which are publicly traded. Aegon N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. The Company is licensed in all states and the District of Columbia.
All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of the Company. Accordingly, no financial institution, brokerage firm or insurance agency is responsible for the financial obligations of the Company arising under the policies.
Financial Condition of the Company
We pay benefits under your policy from our general account assets and/or from your policy value held in the separate account. It is important that you understand that payments of the benefits are not assured and depend upon certain factors discussed below.
Assets in the Separate Account. You assume all of the investment risk for your policy value that is allocated to the subaccounts of the separate account. Your policy value in those subaccounts constitutes a portion of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. You also may be permitted to make allocations to guaranteed period options of the fixed account, which are supported by the assets in our general account. Any guarantees under a policy that exceed policy value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the separate account). Therefore, any amounts that we may be obligated to pay under the policy in excess of policy value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the separate account, however, are also available to cover the liabilities of our general account, but only to the extent that the separate account assets exceed the separate account liabilities arising under the policies supported by it.
We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.
As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligation we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. In addition, we hedge our investments in our general account, and may require purchasers of certain of the variable insurance products that we offer to allocate premium payments and policy value in accordance with specified investment requirements. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments. We may also experience liquidity risk if our general account assets cannot be readily converted into cash to meet obligations to our policy owners or to provide the collateral necessary to finance our business operations.
How to Obtain More Information. We encourage both existing and prospective policy owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the New York State Insurance Department as well as the financial statements of the separate account—are located in the statement of Additional Information (SAI). For a free copy of the SAI, simply call or write us at the phone number or address of our Administrative Office referenced in this prospectus. In addition, the SAI is available on the

SEC's website at http://www.sec.gov. Our financial strength ratings which reflect the opinions of leading independent rating agencies of our ability to meet our obligations to our policy owners are available on our website (https://www.transamerica.com/individual/what-we-do/about-us/financial-strength/), and the websites of these nationally recognized statistical ratings organizations – A.M. Best Company (www.ambest.com), Moody’s Investors Service (www.moodys.com), Standard & Poor’s Rating Services (www.standardandpoors.com) and Fitch, Inc. (www.fitchratings.com).
The Separate Account
The Company established a separate account, called Separate Account VA BNY, under the laws of the State of New York on September 27, 1994. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.
The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or the Company. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to the Company's other income, gains or losses.
The assets of the separate account are held in the Company's name on behalf of the separate account and belong to the Company. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business the Company may conduct. The separate account may include other subaccounts that are not available under these policies.
The Funds
At the time you purchase your policy, you may allocate your premium to subaccounts. These are subdivisions of our separate account, an account that keeps your policy assets separate from our company assets. The subaccounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your investment professional even though they may have similar investment strategies and the same portfolio managers. Each underlying fund portfolio has varying degrees of investment risk. Underlying fund portfolios are also subject to separate fees and expenses such as management fees and operating expenses. “Master-feeder” or “fund of funds” invest substantially all of their assets in other funds and will therefor bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Read the underlying fund portfolio prospectuses carefully before investing. We do not guarantee the investment results of any underlying fund portfolio. Certain underlying fund portfolios may not be available in all states and in all share classes. Please see “Appendix - Portfolios Associated with the Subaccounts” for additional information.
Other Transamerica Policies
We offer a variety of fixed and variable annuity policies. They may offer features, including investment options, and have fees and charges, that are different from those in the policy offered by this Prospectus. Not every policy we issue is offered through every financial intermediary. Some financial intermediaries may not offer and/or limit the offering of certain features or options, as well as limit the availability of the policies, based on issue age, or other criteria established by the financial intermediary. Upon request, your financial professional can show you information regarding other Transamerica annuity policies that he or she distributes. You can also contact us to find out more about the availability of any of the Transamerica annuity policies.
You should work with your financial professional to decide whether this policy is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.
Distribution of the Policies
Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (TCI), for the distribution and sale of the policies. We pay commissions to TCI which are passed through to selling firms. (See below). We also pay TCI an “override” that is a percentage of total commissions paid on sales of our policies which is not passed through to the selling firms and we may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies. TCI markets the policies through bank affiliated firms, national brokerage firms, regional and independent broker-dealers and independent financial planners.
We have discontinued new sales of the policies. You may, however, continue to make premium payments to fund your policy pursuant to its terms, and exercise all other rights and options under your policy - such as reallocating your policy value among investment options, making surrenders (full or partial), and making changes of ownership of your policy.

Compensation to Broker-Dealers Who Sold the Policies. The policies have been offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies. We pay ongoing commissions through TCI to the selling firms for their past sales of the policies.
The selling firms that have selling agreements with us and TCI were paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions varies depending on the selling agreement, but the maximum commission is 5.50% of premium payment (additional amounts may be paid as overrides to wholesalers).
To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules, TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms and their sales representatives that may be based, in part on premiums paid after the initial premium. These arrangements are described further below.
The sales representative who sold you the policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may continue to receive in connection with your policy. Also inquire about any ongoing compensation arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.
You should be aware that a selling firm or its sales representatives may have received different compensation or incentives for selling one product over another. In some cases, these differences may have created an incentive for the selling firm or its sales representatives to have recommended or sold this policy to you.
Special Compensation Paid to Affiliated Firms. We and/or our affiliates provide paid-in capital to TCI and pay the cost of TCI's operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. We and/or our affiliates also provide TCI with a percentage of total commissions paid on sales of our policies and provide TCI with capital payments that are not contingent on sales.
TCI's registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan forgiveness or loan guarantees.
Additional Compensation That We, TCI and/or Our Affiliates Pay to Selected Selling Firms. TCI, may continue to pay certain selling firms additional cash amounts in order to receive enhanced marketing services and increased access to their sales representatives. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.
In addition, TCI paid selling firms other special fees based on new sales and/or assets under management. During 2015, TCI had paid such fees to at least 64 broker-dealers and other financial intermediaries. Some of the more significant entities were:
BBVA Securities, Inc. • Bruderman Brothers, LLC • Cambridge Investment Research, Inc. •  CCO Investments •  Centarus Financial, Inc. • Cetera Advisor Networks LLC • Cetera Advisors LLC • Cetera Financial Specialists LLC • Cetera Investment Services LLC •  CFD Investments, Inc • Commonwealth Financial Network • Comprehensive Asset Management and Servicing, Inc.• Edward D. Jones & Co., L.P.• Equity Services, Inc. • Fifth Third Securities, Inc. • First Allied Holdings, Inc. • FSC Securities Corporation •  Geneos Wealth Management, Inc. • Girard Securities, Inc. • Hantz Financial Services, Inc. • Invest Financial Corporation • Investacorp, Inc. • Investment Centers of America, Inc. • Investors Capital Holding, Inc. • James T. Borello & Co, • Janney Montgomery Scott, LLC • JP Turner & Company • Key Investment Services, Inc. • Legend Equities Corporation • Lincoln Financial Advisors Corporation • Lincoln Financial Securities Corporation • LPL Financial, LLC. • M&T Securities Product Management • Merrill Lynch, Pierce, Fenner & Smith Inc. • MetLife Securities, Inc. • Money Concepts Capital Corporation • Morgan Stanley Smith Barney, Inc. • Mutual of Omaha Inv. Serv. • National Planning Corporation • NFP Securities Inc. • Park Avenue Securities, LLC • Raymond James & Associates, Inc. • Raymond James Financial Services, Inc. • Royal Alliance Associates, Inc. • SagePoint Financial, Inc. • Santander Securities LLC • Securian Financial Services, Inc. • Securities America, Inc. •  Sigma Financial Corporation • Signator Financial Services, Inc. • Signator Investors, Inc. • SII Investments, Inc. • Summit Financial Service Group, Inc. • SunTrust Investment Services • The Huntington Investment Company • Transamerica Financial Advisors, Inc. • UBS Financial Services • US Bancorp Investments, Inc. • VOYA Financial Partners, LLC • VSR Financial Services, Inc. • Wells Fargo Advisors Financial Network, LLC • Wells Fargo Advisors, LLC • Wells Fargo Investments LLC • Woodbury Financial

For the calendar year ended December 31, 2015 TCI paid approximately $27,600,000 to various brokers and other financial intermediaries in connection with revenue sharing arrangements.
No specific charge is assessed directly to owners or the separate account to cover commissions, non-cash compensation, and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the policy and other corporate revenue.
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
Glossary of Terms
The Policy - General Provisions
Certain Federal Income Tax Consequences
Investment Experience
Performance
Historical Performance Data
Published Ratings
State Regulation of Transamerica Financial Life Insurance Company
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Independent Registered Public Accounting Firm
Other Information
Financial Statements

APPENDIX
UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS
The following is a list of current underlying fund portfolios available under the policy, which are subject to change as discussed in this Prospectus. Please Note: The Company reserves the right to change investment choices made by purchasers of the Living Benefits Rider and Retirement Income Choice® 1.2 Rider (if the Open Allocation option is elected) as we deem necessary to support the guarantees under these riders.
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
AB VARIABLE PRODUCTS SERIES FUND, INC. (3)
AB Balanced Wealth Strategy Portfolio - Class B	AB Balanced Wealth Strategy Portfolio - Class B	AllianceBernstein L.P.
Investment Objective: Maximize total return consistent with the Adviser's determination of reasonable risk.
AB Growth and Income Portfolio – Class B	AB Growth and Income Portfolio – Class B	AllianceBernstein L.P.
Investment Objective: Long-term growth of capital.
AMERICAN FUNDS INSURANCE SERIES® TRUST
American Funds - Asset Allocation FundSM - Class 2	American Funds - Asset Allocation FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: High total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds - Bond FundSM - Class 2	American Funds - Bond FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: To provide as high a level of current income as is consistent with the preservation of capital.
American Funds - Growth FundSM - Class 2	American Funds - Growth FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: Growth of capital.
American Funds - Growth-Income FundSM - Class 2	American Funds - Growth-Income FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: Long-term growth of capital and income.
American Funds - International FundSM - Class 2	American Funds - International FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: Capital growth.
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Balanced Portfolio - Service Class 2	Fidelity VIP Balanced Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks income and capital growth consistent with reasonable risk.
Fidelity VIP Contrafund® Portfolio – Service Class 2	Fidelity VIP Contrafund® Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Long term capital appreciation.
Fidelity VIP Mid Cap Portfolio – Service Class 2	Fidelity VIP Mid Cap Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Long-term growth of capital.
Fidelity VIP Value Strategies Portfolio – Service Class 2	Fidelity VIP Value Strategies Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Capital appreciation
GE INVESTMENTS FUNDS, INC.
GE Investments Total Return Fund - Class 3	GE Investments Total Return Fund - Class 3	GE Asset Management, Inc.
Investment Objective:Highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.
TRANSAMERICA SERIES TRUST
TA AB Dynamic Allocation - Service Class	Transamerica AB Dynamic Allocation VP - Service Class	Alliance Bernstein L.P.
Investment Objective: Capital appreciation and current income.
TA Aegon High Yield Bond - Service Class	Transamerica Aegon High Yield Bond VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: High level of current income by investing in high-yield debt securities.
TA Aegon Government Money Market - Service Class(2)(3)	Transamerica Aegon Government Money Market VP – Service Class(2)(3)	Aegon USA Investment Management, LLC
Investment Objective: Maximum current income from money market securities consistent with liquidity and preservation of capital.
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: High level of total return as is consistent with prudent investment strategies.
TA American Funds Managed Risk - Balanced - Service Class	Transamerica American Funds Managed Risk VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA Asset Allocation - Conservative - Service Class	Transamerica Asset Allocation - Conservative VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: Current income and preservation of capital.
TA Asset Allocation - Growth - Service Class	Transamerica Asset Allocation - Growth VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: Long-term capital appreciation.
TA Asset Allocation - Moderate - Service Class	Transamerica Asset Allocation - Moderate VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation and current income.
TA Asset Allocation - Moderate Growth - Service Class	Transamerica Asset Allocation - Moderate Growth VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation with current income as a secondary objective.
TA Barrow Hanley Dividend Focused - Service Class	Transamerica Barrow Hanley Dividend Focused VP – Service Class	Barrow, Hanley, Mewhinney, & Strauss, LLC
Investment Objective: Seeks total return gained from the combination of dividend yield, growth of dividends and capital appreciation.
TA BlackRock Equity Smart Beta 100	Transamerica BlackRock Equity Smart Beta 100 VP	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation.
TA BlackRock Global Allocation - Service Class	Transamerica BlackRock Global Allocation VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: High total investment return. Total investment return is the combination of capital appreciation and investment income.
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Balanced VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide capital appreciation and income while seeking to manage volatility.
TA BlackRock Global Allocation Managed Risk - Growth - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Growth VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide capital appreciation and income while seeking to manage volatility.
TA BlackRock Smart Beta 50	Transamerica BlackRock Smart Beta 50 VP	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation and capital preservation.
TA BlackRock Smart Beta 75	Transamerica BlackRock Smart Beta 50 VP	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation with capital preservation as a secondary objective.
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class	BlackRock Financial Management, Inc.
Investment Objective: Capital appreciation with current income as secondary objective.
TA Clarion Global Real Estate Securities - Service Class	Transamerica Clarion Global Real Estate Securities VP – Service Class	CBRE Clarion Securities, LLC
Investment Objective: Long-term total return from investments primarily in equity securities of real estate companies. Total return consists of realized and unrealized capital gains and losses plus income.
TA International Moderate Growth - Service Class	Transamerica International Moderate Growth VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation with current income as a secondary objective.
TA JPMorgan Core Bond - Service Class	Transamerica JPMorgan Core Bond VP - Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Total return, consisting of current income and capital appreciation.
TA JPMorgan Enhanced Index - Service Class	Transamerica JPMorgan Enhanced Index VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Earn a total return modestly in excess of the total return performance of the Standard & Poor's 500 Index (including the reinvestment of dividends) while maintaining a volatility of return similar to the S&P 500 Index.
TA JPMorgan Mid Cap Value - Service Class	Transamerica JPMorgan Mid Cap Value VP–Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Growth from capital appreciation.
TA JPMorgan Tactical Allocation - Service Class	Transamerica JPMorgan Tactical Allocation VP - Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Current income and preservation of capital.
TA Janus Balanced - Service Class	Transamerica Janus Balanced VP–Service Class	Janus Capital Management LLC
Investment Objective: Long-term capital growth, consistent with the preservation of capital and balanced by current income.
TA Janus Mid-Cap Growth - Service Class(4)	Transamerica Janus Mid-Cap Growth VP – Service Class(4)	Janus Capital Management LLC(4)
Investment Objective: Capital appreciation.

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA Jennison Growth - Service Class	Transamerica Jennison Growth VP– Service Class	Jennison Associates LLC
Investment Objective: Long-term growth of capital.
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class	QS Legg Mason Global Asset Allocation, LLC
Investment Objective: Seeks capital appreciation and income.
TA Legg Mason Dynamic Allocation - Growth - Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class	QS Legg Mason Global Asset Allocation, LLC
Investment Objective: Seeks capital appreciation and income.
TA MFS International Equity - Service Class	Transamerica MFS International Equity VP – Service Class	MFS ® Investment Management
Investment Objective: Capital growth.
TA Managed Risk - Balanced ETF - Service Class	Transamerica Managed Risk - Balanced ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Balance capital appreciation and income.
TA Managed Risk - Conservative ETF - Service Class	Transamerica Managed Risk - Conservative ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Current income and preservation of capital.
TA Managed Risk - Growth ETF - Service Class	Transamerica Managed Risk - Growth ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Capital appreciation as a primary objective and income as a secondary objective.
TA Market Participation Strategy - Service Class	Transamerica Market Participation Strategy VP - Service Class	Quantitative Management Associates LLC
Investment Objective: Seeks capital appreciation.
TA Morgan Stanley Capital Growth - Service Class	Transamerica Morgan Stanley Capital Growth VP – Service Class	Morgan Stanley Investment Management Inc.
Investment Objective: Maximize long-term growth.
TA Multi-Managed Balanced - Service Class	Transamerica Multi-Managed Balanced VP – Service Class	J.P. Morgan Investment Management Inc. and Aegon USA Investment Management, LLC
Investment Objective: High total investment return through investments in a broadly diversified portfolio of stock, bonds and money market instruments.
TA PIMCO Tactical - Balanced - Service Class	Transamerica PIMCO Tactical–Balanced VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks combination of capital appreciation and income.
TA PIMCO Tactical - Conservative - Service Class	Transamerica PIMCO Tactical–Conservative VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks combination of capital appreciation and income.
TA PIMCO Tactical - Growth - Service Class	Transamerica PIMCO Tactical–Growth VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks combination of capital appreciation and income.
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class	Pacific Investment Management Company LLC
Investment Objective: Maximum total return consistent with preservation of capital and prudent investment management.
TA PineBridge Inflation Opportunities- Service Class	Transamerica PineBridge Inflation Opportunities VP - Service Class	PineBridge Investments LLC
Investment Objective: Maximum real return consistent with preservation of real capital and prudent investment management.
TA QS Investors Active Asset Allocation - Conservative - Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP - Service Class	QS Investors, LLC
Investment Objective: Current income and preservation of capital.
TA QS Investors Active Asset Allocation - Moderate - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP - Service Class	QS Investors, LLC
Investment Objective: Capital appreciation and current income.
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP - Service Class	QS Investors, LLC
Investment Objective: Capital appreciation with current income as secondary objective.
TA Systematic Small Mid Cap Value - Service Class	Transamerica Systematic Small/Mid Cap Value VP – Service Class	Systematic Financial Management L.P.
Investment Objective: Maximize total return.

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class	T. Rowe Price Associates, Inc.
Investment Objective: Long-term growth of capital by investing primarily in common stocks of small growth companies.
TA Torray Concentrated Growth - Service Class	Transamerica Torray Concentrated Growth VP – Service Class	Torray, LLC
Investment Objective: Seeks long-term capital appreciation.
TA TS&W International Equity - Service Class	Transamerica TS&W International Equity VP – Service Class	Thompson, Siegel & Walmsley LLC
Investment Objective: Seeks maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of primarily non-U.S. issuers.
TA WMC US Growth - Service Class	Transamerica WMC US Growth VP – Service Class	Wellington Management Company, LLP
Investment Objective: Maximize long-term growth.
(1)	Some subaccounts may be available for certain policies and may not be available for all policies. You should work with your registered representative to decide which subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objective, investment goals, time horizons, and risk tolerance.
(2)	There can be no assurance that the Transamerica Aegon Government Money Market VP - Service Class portfolio will be able to maintain a stable net asset value per share during extended periods of low interest rates, and partly as a result of policy charges, the yield on the TA Aegon Government Money Market - Service Class subaccount may become extremely low and possibly negative.
(3)	Effective May 1, 2016, Transamerica Aegon Money Market VP was renamed Transamerica Aegon Government Money Market VP.
(4)	Effective May 1, 2016, Transamerica Morgan Stanley Mid-Cap Growth VP subadvised by Morgan Stanley Investment Management Inc. was renamed Janus Mid-Cap Growth VP and is subadvised by Janus Capital Management.
Certain subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any subaccount at any time. In some cases, a subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a subaccount, please contact your financial intermediary or our Administrative Office.

CLOSED INVESTMENT OPTIONS:
The following subaccounts are only available to owners that held an investment in these subaccounts on December 9, 2011. However, if any such owner surrenders all of his or her money from these subaccounts after December 9, 2011, that owner may not reinvest in those subaccounts.
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
Invesco V.I. Value Opportunities Fund – Series II Shares	Invesco V.I. Value Opportunities Fund – Series II Shares	Invesco Advisers, Inc.
Investment Objective: Long-term growth of capital.
Invesco V.I. American Franchise Fund – Series II Shares	Invesco V.I. American Franchise Fund – Series II Shares	Invesco Advisers, Inc.
Investment Objective: Long-term growth of capital.
AB VARIABLE PRODUCTS SERIES FUND, INC. (1)
AB Large Cap Growth Portfolio – Class B(2)	AB Large Cap Growth Portfolio – Class B(2)	AllianceBernstein L.P.
Investment Objective: Long-term growth of capital.
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Equity-Income Portfolio – Service Class 2	Fidelity VIP Equity-Income Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Reasonable income with a potential for capital appreciation.
Fidelity VIP Growth Portfolio – Service Class 2	Fidelity VIP Growth Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Capital appreciation.
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Mutual Shares VIP Fund - Class 2	Franklin Mutual Shares VIP Fund - Class 2	Franklin Mutual Advisers, LLC
Investment Objective: Capital appreciation with income as secondary goal.
JANUS ASPEN SERIES
Janus Aspen – Enterprise Portfolio – Service Shares	Janus Aspen – Enterprise Portfolio – Service Shares	Janus Capital Management LLC
Investment Objective: Long-term growth of capital.
Janus Aspen – Global Research Portfolio – Service Shares	Janus Aspen – Global Research Portfolio – Service Shares	Janus Capital Management LLC
Investment Objective: Long-term growth of capital.
MFS ® VARIABLE INSURANCE TRUST
MFS ® Total Return Series – Service Class	MFS ® Total Return Series – Service Class	MFS ® Investment Management
Investment Objective: Total return.
(1)	Effective May 1, 2015, AllianceBernstein Variable Products Series Fund, Inc. will be renamed AB Variable Products Series Fund, Inc.
(2)	Effective May 1, 2015, AllianceBernstein Large Cap Growth Portfolio will be renamed AB Large Cap Growth Portfolio.
\Effective open of business on September 17, 2012, the following subaccounts are closed to new investments.
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Income VIP Fund - Class 2	Franklin Income VIP Fund - Class 2	Franklin Advisers, Inc.
Investment Objective: Maximize income while maintaining prospects for capital appreciation.
Templeton Foreign VIP Fund - Class 2	Templeton Foreign VIP Fund - Class 2	Templeton Investment Counsel LLC
Investment Objective: Long term capital growth.
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Founding Funds Allocation VIP Fund - Class 4	Franklin Founding Funds Allocation VIP Fund - Class 4	Franklin Templeton Services, LLC
Investment Objective: Capital appreciation with a secondary goal of income.
MFS ® VARIABLE INSURANCE TRUST
MFS ® New Discovery Series – Service Class	MFS ® New Discovery Series – Service Class	MFS ® Investment Management
Investment Objective: Capital appreciation.

APPENDIX
Designated Investment Options
The table below identifies the Designated Investment Options available for use with the Guaranteed Minimum Death Benefits and our Guaranteed Lifetime Withdrawal Benefits.
	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider Designated Allocation Groups
Funds	Before 12/12/11	12/12/11 to 11/9/14	11/10/14 and After	A	B	C
AB Balanced Wealth Strategy Portfolio - Class B
American Funds - Asset Allocation FundSM - Class 2
American Funds - Bond FundSM - Class 2	√	√	√			√
Fidelity VIP Balanced Portfolio - Service Class 2
GE Investments Total Return Fund - Class 3
TA AB Dynamic Allocation - Service Class	√					√
TA Aegon Government Money Market - Service Class	√	√	√			√
TA Aegon U.S. Government Securities - Service Class	√	√	√			√
TA American Funds Managed Risk - Balanced - Service Class(1)	√	√			√
TA Asset Allocation - Conservative - Service Class(1)	√	√	√			√
TA Asset Allocation - Moderate - Service Class(1)	√	√			√
TA Asset Allocation - Moderate Growth - Service Class(1)				√
TA BlackRock Equity Smart Beta 100				√
TA BlackRock Global Allocation - Service Class				√
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(1)	√	√			√
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(1)				√
TA BlackRock Tactical Allocation - Service Class(1)					√
TA International Moderate Growth - Service Class(1)				√
TA JPMorgan Core Bond - Service Class	√	√	√			√
TA JPMorgan Tactical Allocation - Service Class	√	√	√			√
TA Janus Balanced - Service Class				√
TA Legg Mason Dynamic Allocation - Balanced - Service Class(1)	√	√	√		√
TA Legg Mason Dynamic Allocation - Growth - Service Class(1)				√
TA Managed Risk - Balanced ETF - Service Class(1)	√	√	√		√
TA Managed Risk - Conservative ETF - Service Class(1)	√	√	√			√
TA Managed Risk - Growth ETF - Service Class(1)				√
TA Market Participation Strategy - Service Class	√	√			√
TA Multi-Managed Balanced - Service Class				√
TA PIMCO Tactical - Balanced - Service Class(1)		√			√
TA PIMCO Tactical - Conservative - Service Class(1)		√	√			√
TA PIMCO Tactical - Growth - Service Class(1)				√
TA PIMCO Total Return - Service Class	√	√	√			√
TA PineBridge Inflation Opportunities- Service Class	√	√	√			√
TA QS Investors Active Asset Allocation - Conservative - Service Class(1)	√	√	√			√
TA QS Investors Active Asset Allocation - Moderate - Service Class(1)	√	√			√

Designated Investment Options — (Continued)
	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider Designated Allocation Groups
Funds	Before 12/12/11	12/12/11 to 11/9/14	11/10/14 and After	A	B	C
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(1)				√
Fixed Account	√	√	√			√
(1)	This subaccount invests in an underlying fund that utilized a volatility management strategy as part of its investment objective and/or principal investment strategy. See “Investment Restrictions” earlier in the prospectus for information on how volatility management strategies may impact your policy value in certain optional riders.
Certain designated investment options may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any designated investment option at any time. In some cases, a designated investment option not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a designated investment option, please contact your financial intermediary or our Administrative Office.

APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses (including any applicable fund facilitation fees) available on December 31, 2015. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:
Calling:	(800) 525-6205
Writing:	Transamerica Financial Life Insurance Company 4333 Edgewood Road NE Cedar Rapids, IA 52499-0001

Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.684242 $1.604688 $1.408399 $1.267844 $1.334562 $1.234764 $1.012506 $1.000000	$1.671756 $1.684242 $1.604688 $1.408399 $1.267844 $1.334562 $1.234764 $1.012506	329,857.594 341,817.524 331,897.011 361,683.440 261,376.231 105,618.761 27,766.779 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.443466 $1.345202 $1.017951 $0.884374 $0.849153 $0.766719 $0.648864 $1.000000	$1.437467 $1.443466 $1.345202 $1.017951 $0.884374 $0.849153 $0.766719 $0.648864	226,063.185 229,724.987 225,487.026 163,472.029 132,818.515 14,939.804 5,995.495 0.000
AB Large Cap Growth Portfolio – Class B Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.605612 $1.436512 $1.067949 $0.932118 $0.986356 $0.914663 $0.679461 $1.000000	$1.747576 $1.605612 $1.436512 $1.067949 $0.932118 $0.986356 $0.914663 $0.679461	12,504.991 23,281.733 82,871.285 89,141.720 97,415.734 94,511.078 14,441.083 14,471.332
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.563990 $1.515831 $1.251855 $1.100704 $1.109924 $1.007757 $0.989772	$1.552490 $1.563990 $1.515831 $1.251855 $1.100704 $1.109924 $1.007757	1,849,639.660 1,861,846.612 873,446.749 789,805.899 590,106.167 532,471.262 0.000
American Funds - Bond FundSM - Class 2(3) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.094921 $1.062391 $1.109181 $1.075369 $1.035242 $0.993473 $1.000893	$1.074812 $1.094921 $1.062391 $1.109181 $1.075369 $1.035242 $0.993473	449,565.607 515,390.929 480,415.586 443,029.453 215,490.343 18,002.949 0.000
American Funds - Growth FundSM - Class 2(3) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.704342 $1.604463 $1.259737 $1.091648 $1.164887 $1.002616 $0.986475	$1.782896 $1.704342 $1.604463 $1.259737 $1.091648 $1.164887 $1.002616	1,667,775.372 1,702,861.254 793,969.648 633,100.261 691,293.014 410,697.746 404,788.135

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Growth-Income FundSM - Class 2(3) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.720159 $1.588241 $1.215261 $1.056766 $1.099564 $1.008005 $0.986796	$1.708446 $1.720159 $1.588241 $1.215261 $1.056766 $1.099564 $1.008005	641,680.791 646,710.625 578,808.861 535,738.161 63,010.716 21,976.086 0.000
American Funds - International FundSM - Class 2(3) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.134980 $1.190996 $1.000207 $0.866634 $1.028927 $0.980131 $0.982906	$1.060794 $1.134980 $1.190996 $1.000207 $0.866634 $1.028927 $0.980131	510,570.978 531,101.154 556,487.130 231,594.421 148,020.749 66,855.458 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.404187 $1.299933 $1.109951 $0.984660 $1.042736 $0.901874 $0.664068 $1.000000	$1.383644 $1.404187 $1.299933 $1.109951 $0.984660 $1.042736 $0.901874 $0.664068	1,261,022.897 1,232,404.429 1,182,703.741 1,564,069.451 1,275,579.164 319,030.033 253,945.587 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.500276 $1.368536 $1.064384 $0.933500 $0.977967 $0.851856 $0.640460 $1.000000	$1.479139 $1.500276 $1.368536 $1.064384 $0.933500 $0.977967 $0.851856 $0.640460	730,989.750 717,202.585 723,674.585 500,202.564 463,202.865 72,670.916 26,365.285 0.000
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.388678 $1.303810 $1.038837 $0.903977 $0.914681 $0.810662 $0.635692 $1.000000	$1.305658 $1.388678 $1.303810 $1.038837 $0.903977 $0.914681 $0.810662 $0.635692	54,808.808 55,536.649 56,448.567 88,521.711 104,790.471 0.000 0.000 0.000
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.454275 $1.334235 $0.999194 $0.889645 $0.906359 $0.745285 $0.593199 $1.000000	$1.526451 $1.454275 $1.334235 $0.999194 $0.889645 $0.906359 $0.745285 $0.593199	47,076.392 60,293.680 67,284.400 71,670.890 115,006.862 51,087.864 7,922.045 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.588023 $1.525405 $1.143456 $1.016663 $1.161485 $0.920074 $0.670542 $1.000000	$1.533780 $1.588023 $1.525405 $1.143456 $1.016663 $1.161485 $0.920074 $0.670542	327,707.957 374,706.062 366,353.924 247,155.838 161,197.874 33,933.412 1,217.119 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.591770 $1.522084 $1.190793 $0.954573 $1.068798 $0.861623 $0.558417 $1.000000	$1.512990 $1.591770 $1.522084 $1.190793 $0.954573 $1.068798 $0.861623 $0.558417	199,891.229 224,388.146 282,820.688 172,276.119 176,821.001 43,336.099 2,204.620 0.000
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount inception date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.813623 $1.800367 $1.484760 $1.315087 $1.364151 $1.262175 $0.989834 $1.000000	$1.667103 $1.813623 $1.800367 $1.484760 $1.315087 $1.364151 $1.262175 $0.989834	222,474.856 243,539.721 305,913.440 344,992.166 147,418.379 83,182.907 14,557.594 0.000
Franklin Income VIP Fund - Class 2 Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.370579 $1.334345 $1.192751 $1.078478 $1.072808 $0.969753 $0.728407 $1.000000	$1.250750 $1.370579 $1.334345 $1.192751 $1.078478 $1.072808 $0.969753 $0.728407	505,706.359 532,099.160 548,321.907 563,988.628 579,207.647 268,248.953 0.000 0.000
Franklin Mutual Shares VIP Fund - Class 2 Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.328589 $1.263199 $1.003075 $0.894331 $0.920438 $0.843067 $0.681225 $1.000000	$1.240060 $1.328589 $1.263199 $1.003075 $0.894331 $0.920438 $0.843067 $0.681225	92,583.613 94,759.955 96,865.502 99,050.212 266,288.756 32,425.737 0.000 0.000
GE Investments Total Return Fund - Class 3(2) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.299032 $1.261659 $1.123081 $1.021117 $1.075335 $1.003397 $0.988804	$1.255838 $1.299032 $1.261659 $1.123081 $1.021117 $1.075335 $1.003397	124,122.318 126,682.512 140,590.074 174,404.385 88,339.456 16,509.579 0.000
Invesco V.I. American Franchise Fund – Series II Shares Subaccount inception date April 27, 2012	2015 2014 2013 2012	$1.401063 $1.319222 $0.961131 $1.000000	$1.440954 $1.401063 $1.319222 $0.961131	37,664.071 38,186.977 38,939.245 39,601.122
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.207337 $1.155860 $0.883339 $0.764749 $0.806245 $0.767822 $0.529332 $1.000000	$1.059095 $1.207337 $1.155860 $0.883339 $0.764749 $0.806245 $0.767822 $0.529332	73,777.549 74,501.329 75,446.954 76,317.694 258,194.335 10,180.240 4,826.095 0.000
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.757866 $1.595119 $1.230406 $1.071294 $1.109404 $0.900194 $0.634742 $1.000000	$1.790954 $1.757866 $1.595119 $1.230406 $1.071294 $1.109404 $0.900194 $0.634742	17,714.355 18,124.136 18,526.332 19,290.070 73,500.649 1,062.459 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Global Research Portfolio – Service Shares Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.235458 $1.174010 $0.933590 $0.793380 $0.939457 $0.828283 $0.613959 $1.000000	$1.182289 $1.235458 $1.174010 $0.933590 $0.793380 $0.939457 $0.828283 $0.613959	73,350.535 74,387.076 75,371.572 94,323.218 270,807.301 28,580.120 7,654.377 0.000
MFS ® New Discovery Series – Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.917561 $2.111279 $1.522688 $1.282905 $1.459792 $1.093694 $0.683716 $1.000000	$1.842333 $1.917561 $2.111279 $1.522688 $1.282905 $1.459792 $1.093694 $0.683716	102,325.612 113,096.177 142,422.984 149,321.543 158,771.033 52,804.858 6,864.678 0.000
MFS ® Total Return Series – Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.350840 $1.271144 $1.090345 $1.001154 $1.003730 $0.932473 $0.806742 $1.000000	$1.318618 $1.350840 $1.271144 $1.090345 $1.001154 $1.003730 $0.932473 $0.806742	83,572.000 84,749.097 86,091.940 103,969.058 322,185.064 65,034.845 5,939.828 0.000
Templeton Foreign VIP Fund - Class 2 Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.011899 $1.159717 $0.960530 $0.827515 $0.943095 $0.886044 $0.658517 $1.000000	$0.929007 $1.011899 $1.159717 $0.960530 $0.827515 $0.943095 $0.886044 $0.658517	243,593.719 252,277.801 259,956.691 291,382.435 304,787.772 28,980.035 3,159.797 0.000
TA AB Dynamic Allocation - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.062859 $1.027492 $0.979079 $0.942654 $0.944319 $0.881152 $0.684218 $1.000000	$1.039173 $1.062859 $1.027492 $0.979079 $0.942654 $0.944319 $0.881152 $0.684218	1,139,335.932 1,064,817.705 1,174,928.505 1,063,024.021 860,732.020 118,071.359 5,965.822 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.498539 $1.473157 $1.411126 $1.227463 $1.195869 $1.085851 $0.753059 $1.000000	$1.408060 $1.498539 $1.473157 $1.411126 $1.227463 $1.195869 $1.085851 $0.753059	330,214.932 314,518.955 312,224.043 310,124.237 297,325.117 68,364.454 53,263.562 0.000
TA Aegon Government Money Market - Service Class(4) Subaccount inception date November 1, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$0.954948 $0.972561 $0.990495 $1.008860 $1.027423 $1.046386 $1.065635 $1.062426 $1.032942 $1.006977	$0.937654 $0.954948 $0.972561 $0.990495 $1.008860 $1.027423 $1.046386 $1.065635 $1.062426 $1.032942	217,574.082 242,210.741 328,496.915 1,369,481.974 2,579,260.605 627,797.435 511,799.040 366,210.346 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon U.S. Government Securities - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.149320 $1.121015 $1.170868 $1.137319 $1.079643 $1.055054 $1.031288 $1.000000	$1.126462 $1.149320 $1.121015 $1.170868 $1.137319 $1.079643 $1.055054 $1.031288	431,559.822 463,385.715 545,402.650 1,098,559.312 1,161,538.858 1,063,020.381 243,187.371 12,572.024
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.149320 $1.121015 $1.170868 $1.137319 $1.079643 $1.055054 $1.031288 $1.000000	$1.126462 $1.149320 $1.121015 $1.170868 $1.137319 $1.079643 $1.055054 $1.031288	2,000,332.155 1,824,756.548 2,030,618.590 8,699.332 8,765.784 6,578.134 6,891.253 7,030.574
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999498	$9.502299	6,786.661
TA Asset Allocation - Conservative - Service Class Subaccount inception date February 9, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.377823 $1.376491 $1.285126 $1.221160 $1.215054 $1.138407 $0.928285 $1.202992 $1.154410 $1.077220	$1.323785 $1.377823 $1.376491 $1.285126 $1.221160 $1.215054 $1.138407 $0.928285 $1.202992 $1.154410	2,424,756.776 2,519,130.537 3,290,701.188 3,945,151.802 3,267,356.838 1,595,462.698 1,382,410.883 1,693,799.711 1,098,141.414 1,050,707.773
TA Asset Allocation - Growth - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.216220 $1.209260 $0.974477 $0.883164 $0.953791 $0.847313 $0.666176 $1.000000	$1.168850 $1.216220 $1.209260 $0.974477 $0.883164 $0.953791 $0.847313 $0.666176	516,317.227 645,111.438 688,379.303 523,600.362 382,609.457 58,176.903 47,075.089 27,503.401
TA Asset Allocation - Moderate - Service Class Subaccount inception date February 9, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.477370 $1.466436 $1.319011 $1.231357 $1.250439 $1.156343 $0.933246 $1.287953 $1.217724 $1.115143	$1.414613 $1.477370 $1.466436 $1.319011 $1.231357 $1.250439 $1.156343 $0.933246 $1.287953 $1.217724	6,383,827.140 7,431,826.505 8,078,271.471 6,093,970.740 3,838,092.987 2,374,643.372 1,396,389.076 958,046.663 817,471.476 701,620.351
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date February 9, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.521542 $1.512668 $1.294200 $1.194376 $1.244756 $1.127877 $0.898363 $1.364177 $1.291911 $1.158857	$1.456268 $1.521542 $1.512668 $1.294200 $1.194376 $1.244756 $1.127877 $0.898363 $1.364177 $1.291911	9,950,967.578 10,384,277.252 11,188,808.990 10,754,302.223 9,694,784.974 10,306,247.595 9,368,052.034 7,864,970.455 4,657,778.127 1,877,328.306

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.359196 $1.236726 $0.969476 $0.885892 $0.880613 $0.814239 $0.729294 $1.000000	$1.283368 $1.359196 $1.236726 $0.969476 $0.885892 $0.880613 $0.814239 $0.729294	377,998.633 369,817.446 325,432.390 331,851.125 107,692.820 38,087.295 7,047.767 7,060.591
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.473501 $1.476298 $1.315261 $1.219381 $1.292577 $1.200425 $1.000000	$1.428977 $1.473501 $1.476298 $1.315261 $1.219381 $1.292577 $1.200425	1,588,407.287 1,768,400.296 1,951,945.377 1,798,422.892 1,666,535.890 1,038,113.167 212,505.652
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$10.229709	$9.390223	2,209.143
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2015	$10.219797	$9.194369	5,280.264
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.646557 $1.596096 $1.446990 $1.339734 $1.315228 $1.204175 $1.000000	$1.614628 $1.646557 $1.596096 $1.446990 $1.339734 $1.315228 $1.204175	2,846,272.313 3,276,472.696 3,339,950.239 2,663,609.293 1,193,381.736 779,745.441 128,537.172
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.196475 $1.075615 $1.056340 $0.860931 $0.932888 $0.824058 $0.631030 $1.000000	$1.164495 $1.196475 $1.075615 $1.056340 $0.860931 $0.932888 $0.824058 $0.631030	347,220.413 465,731.164 348,954.890 318,456.752 123,565.043 56,510.631 19,456.323 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2006	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.015093 $1.042092 $0.943729 $0.854595 $0.941300 $0.869641 $0.684863 $1.095389 $1.028417 $1.000000	$0.977859 $1.015093 $1.042092 $0.943729 $0.854595 $0.941300 $0.869641 $0.684863 $1.095389 $1.028417	2,888,071.891 3,497,229.530 3,750,760.282 2,932,087.486 2,301,383.626 2,153,213.758 1,803,833.525 946,934.262 337,924.638 48,324.972
TA Janus Balanced - Service Class Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.193667 $1.127483 $0.964835 $0.873576 $0.997558 $0.985441 $0.986565	$1.173415 $1.193667 $1.127483 $0.964835 $0.873576 $0.997558 $0.985441	1,564,179.526 1,405,873.130 1,131,437.876 487,259.019 110,731.844 26,308.037 2,821.958
TA Janus Mid-Cap Growth - Service Class(5) Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.639143 $1.673845 $1.227999 $1.149924 $1.258194 $0.959324 $0.610219 $1.000000	$1.524659 $1.639143 $1.673845 $1.227999 $1.149924 $1.258194 $0.959324 $0.610219	120,237.324 138,834.276 142,855.029 154,022.290 269,318.805 31,788.357 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Jennison Growth - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.701897 $1.578829 $1.171186 $1.033678 $1.060942 $0.965008 $0.698605 $1.000000	$1.856656 $1.701897 $1.578829 $1.171186 $1.033678 $1.060942 $0.965008 $0.698605	109,156.723 110,708.577 101,367.981 82,462.692 90,009.826 19,927.648 0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.062178 $1.029309 $1.071166 $1.041565 $1.000000	$1.046379 $1.062178 $1.029309 $1.071166 $1.041565	638,906.142 662,195.828 674,503.392 732,806.585 259,630.420
TA JPMorgan Enhanced Index - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.610391 $1.439150 $1.109295 $0.973280 $0.986582 $0.874872 $0.689051 $1.000000	$1.575538 $1.610391 $1.439150 $1.109295 $0.973280 $0.986582 $0.874872 $0.689051	85,949.960 150,425.915 56,086.349 70,325.660 25,820.228 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$2.132600 $1.888952 $1.463400 $1.239745 $1.241163 $1.029234 $0.985149	$2.032328 $2.132600 $1.888952 $1.463400 $1.239745 $1.241163 $1.029234	181,334.259 246,799.167 250,992.517 166,893.132 94,266.940 50,699.936 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.130010 $1.082905 $1.047517 $0.992849 $1.000000	$1.105028 $1.130010 $1.082905 $1.047517 $0.992849	2,330,324.453 2,454,429.018 2,635,367.710 2,292,519.849 454,532.831
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.151347 $1.080957 $1.006593 $1.000000	$1.106955 $1.151347 $1.080957 $1.006593	807,563.852 837,370.995 894,706.760 282,353.514
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.207596 $1.136951 $1.001649 $1.000000	$1.150693 $1.207596 $1.136951 $1.001649	1,718,504.300 1,025,093.983 493,215.911 62,353.520
TA Managed Risk - Balanced ETF - Service Class(6) Subaccount inception date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.208075 $1.176881 $1.075684 $1.010803 $1.014580 $0.933525 $0.815922 $1.000000	$1.165141 $1.208075 $1.176881 $1.075684 $1.010803 $1.014580 $0.933525 $0.815922	5,378,227.230 5,845,161.011 5,687,163.561 3,940,247.238 2,489,027.467 260,714.124 27,599.503 26,990.850
TA Managed Risk - Conservative ETF - Service Class(7) Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.239422 $1.199485 $1.136766 $1.086035 $1.072050 $0.997845 $0.999950	$1.208532 $1.239422 $1.199485 $1.136766 $1.086035 $1.072050 $0.997845	2,778,152.850 2,825,267.476 2,386,599.510 2,010,921.600 1,036,534.370 195,808.888 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Growth ETF - Service Class(8) Subaccount inception date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.223038 $1.198088 $1.027307 $0.938024 $0.966294 $0.870910 $0.720097 $1.000000	$1.158624 $1.223038 $1.198088 $1.027307 $0.938024 $0.966294 $0.870910 $0.720097	9,592,007.765 11,301,315.260 11,334,738.576 6,670,821.245 3,541,349.901 2,683,785.578 1,425,935.433 9,121.350
TA Market Participation Strategy - Service Class Subaccount inception date September 17, 2012	2015 2014 2013 2012	$1.177085 $1.109592 $0.988770 $1.000000	$1.118246 $1.177085 $1.109592 $0.988770	214,550.550 185,628.385 206,687.516 30,713.029
TA MFS International Equity - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.134016 $1.221058 $1.056013 $0.882588 $1.001197 $0.924448 $0.712018 $1.000000	$1.110710 $1.134016 $1.221058 $1.056013 $0.882588 $1.001197 $0.924448 $0.712018	309,953.464 297,896.144 237,038.209 171,785.885 173,254.964 39,641.006 7,525.135 4,519.018
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.692676 $1.629668 $1.122354 $0.992348 $1.075052 $0.861561 $0.687880 $1.000000	$1.852232 $1.692676 $1.629668 $1.122354 $0.992348 $1.075052 $0.861561 $0.687880	84,385.799 98,254.392 100,739.045 101,849.279 210,862.977 5,908.241 5,967.062 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.555950 $1.434171 $1.240446 $1.124156 $1.103510 $0.907237 $0.733703 $1.000000	$1.526726 $1.555950 $1.434171 $1.240446 $1.124156 $1.103510 $0.907237 $0.733703	218,022.465 171,862.608 172,813.338 146,138.281 295,884.716 123,463.243 55,764.410 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.057137 $0.998496 $0.909250 $0.917152 $0.967038 $1.020258 $0.998153	$1.011508 $1.057137 $0.998496 $0.909250 $0.917152 $0.967038 $1.020258	386,304.676 366,716.945 376,665.563 63,567.918 2,289.325 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.008308 $0.944566 $0.889496 $0.892439 $0.982197 $1.022007 $0.997259	$0.969436 $1.008308 $0.944566 $0.889496 $0.892439 $0.982197 $1.022007	158,798.662 207,872.848 213,622.058 130,816.067 45,110.219 35,342.431 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.022888 $0.979196 $0.853828 $0.863748 $0.995312 $1.020927 $0.996391	$0.969595 $1.022888 $0.979196 $0.853828 $0.863748 $0.995312 $1.020927	831,119.059 583,696.332 631,097.380 137,097.770 514.336 19,055.129 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Total Return - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.175278 $1.147243 $1.201695 $1.140522 $1.096349 $1.044209 $0.918798 $1.000000	$1.159903 $1.175278 $1.147243 $1.201695 $1.140522 $1.096349 $1.044209 $0.918798	3,046,274.248 3,766,799.668 6,875,669.493 7,416,684.205 2,381,964.241 926,789.795 489,705.155 37,139.444
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.000877 $0.986086 $1.110355 $1.063998 $1.000000	$0.954522 $1.000877 $0.986086 $1.110355 $1.063998	1,350,165.297 1,565,000.716 2,328,032.234 3,071,625.939 774,691.937
TA ProFunds UltraBear Fund - Service Class OAM Subaccount inception date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$0.086500 $0.118390 $0.219668 $0.317082 $0.403424 $0.561040 $1.000000	$0.078727 $0.086500 $0.118390 $0.219668 $0.317082 $0.403424 $0.561040	1,805,952.284 672,649.039 284,656.883 1,918,284.676 2,782,883.119 10,226.372 23,931.770
TA QS Investors Active Asset Allocation - Conservative - Service Class(9) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.096421 $1.077834 $1.025287 $0.978034 $1.000000	$1.051087 $1.096421 $1.077834 $1.025287 $0.978034	594,049.596 640,573.899 684,135.232 964,932.436 461,311.520
TA QS Investors Active Asset Allocation - Moderate - Service Class(10) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.130789 $1.111517 $1.018838 $0.958272 $1.000000	$1.062749 $1.130789 $1.111517 $1.018838 $0.958272	1,461,524.780 1,730,448.752 1,839,066.436 957,187.461 11,379.330
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class 11) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.159012 $1.143576 $0.999714 $0.917767 $1.000000	$1.063591 $1.159012 $1.143576 $0.999714 $0.917767	1,704,851.682 1,910,643.041 2,150,022.370 683,541.591 223,861.943
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.766258 $1.714352 $1.283510 $1.126643 $1.181205 $0.925057 $0.659317 $1.000000	$1.686755 $1.766258 $1.714352 $1.283510 $1.126643 $1.181205 $0.925057 $0.659317	117,565.736 124,230.774 94,907.800 75,410.736 168,187.239 34,506.153 7,726.005 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$2.120865 $2.033145 $1.441034 $1.271821 $1.275993 $0.969402 $0.713745 $1.000000	$2.127214 $2.120865 $2.033145 $1.441034 $1.271821 $1.275993 $0.969402 $0.713745	311,506.924 340,718.989 400,133.714 260,571.097 285,594.114 63,069.699 1,188.461 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.637499 $1.519668 $1.165416 $1.016129 $1.061798 $0.909732 $0.638635 $1.000000	$1.578234 $1.637499 $1.519668 $1.165416 $1.016129 $1.061798 $0.909732 $0.638635	47,264.253 58,443.473 71,734.554 56,058.200 70,248.584 9,322.253 4,663.056 4,671.535

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA TS&W International Equity - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$0.963697 $1.037346 $0.851549 $0.744933 $0.888053 $0.835905 $0.677428 $1.000000	$0.956030 $0.963697 $1.037346 $0.851549 $0.744933 $0.888053 $0.835905 $0.677428	135,455.692 149,405.678 152,440.419 164,115.947 213,501.298 19,503.737 13,860.251 0.000
TA WMC US Growth - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.308866 $1.202780 $0.927119 $0.836741 $0.887043 $0.769016 $0.607655 $1.000000	$1.370037 $1.308866 $1.202780 $0.927119 $0.836741 $0.887043 $0.769016 $0.607655	48,946.020 39,675.131 47,264.260 44,953.110 51,312.770 0.000 0.000 0.000

Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.704674 $1.620969 $1.419893 $1.275667 $1.340179 $1.237531 $1.012783 $1.000000	$1.695364 $1.704674 $1.620969 $1.419893 $1.275667 $1.340179 $1.237531 $1.012783	364,062.179 390,284.352 380,492.650 191,434.063 119,812.289 40,698.619 815.029 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.463339 $1.361034 $1.027905 $0.891262 $0.854090 $0.769663 $0.650077 $1.000000	$1.460117 $1.463339 $1.361034 $1.027905 $0.891262 $0.854090 $0.769663 $0.650077	148,618.010 147,865.331 169,643.082 108,561.606 90,393.336 70,755.547 16,502.570 16,502.570
AB Large Cap Growth Portfolio – Class B Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.627711 $1.453418 $1.078387 $0.939376 $0.992081 $0.918167 $0.680726 $1.000000	$1.775109 $1.627711 $1.453418 $1.078387 $0.939376 $0.992081 $0.918167 $0.680726	10,664.503 10,848.616 10,945.542 11,048.602 11,165.325 6,585.185 6,294.962 0.000
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.579780 $1.528136 $1.259542 $1.105275 $1.112364 $1.007990 $0.989778	$1.571239 $1.579780 $1.528136 $1.259542 $1.105275 $1.112364 $1.007990	4,805,214.170 4,931,764.807 4,465,131.395 2,886,105.800 2,585,482.111 1,661,951.865 0.000
American Funds - Bond FundSM - Class 2(3) Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.105983 $1.071010 $1.115985 $1.079841 $1.037506 $0.993701 $1.000899	$1.087803 $1.105983 $1.071010 $1.115985 $1.079841 $1.037506 $0.993701	997,053.334 1,130,171.043 914,334.982 965,035.596 580,043.023 88,551.024 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Growth FundSM - Class 2(3) Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.721495 $1.617436 $1.267444 $1.096170 $1.167433 $1.002849 $0.986481	$1.804370 $1.721495 $1.617436 $1.267444 $1.096170 $1.167433 $1.002849	1,174,242.061 1,283,469.921 960,366.934 313,732.171 177,440.979 105,192.432 0.000
American Funds - Growth-Income FundSM - Class 2(3) Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.737497 $1.601106 $1.222710 $1.061152 $1.101971 $1.008240 $0.986802	$1.729054 $1.737497 $1.601105 $1.222710 $1.061152 $1.101971 $1.008240	3,398,197.956 3,478,537.865 2,330,123.538 226,194.163 131,926.383 70,777.809 0.000
American Funds - International FundSM - Class 2(3) Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.146447 $1.200663 $1.006350 $0.870231 $1.031180 $0.980359 $0.982911	$1.073615 $1.146447 $1.200663 $1.006350 $0.870231 $1.031180 $0.980359	740,731.479 699,511.522 652,122.783 181,965.996 83,358.429 48,295.876 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.422741 $1.314527 $1.120209 $0.991794 $1.048229 $0.904846 $0.664950 $1.000000	$1.404697 $1.422741 $1.314527 $1.120209 $0.991794 $1.048229 $0.904846 $0.664950	1,918,102.177 1,502,494.418 1,229,336.353 1,185,591.582 824,748.081 647,350.617 308,414.064 44,793.734
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.520889 $1.384615 $1.074780 $0.940758 $0.983643 $0.855116 $0.641644 $1.000000	$1.502418 $1.520889 $1.384615 $1.074780 $0.940758 $0.983643 $0.855116 $0.641644	1,151,809.336 1,207,586.424 792,726.058 637,541.395 429,468.101 262,299.328 22,726.419 0.000
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.407781 $1.319157 $1.049003 $0.911015 $0.919991 $0.813769 $0.636875 $1.000000	$1.326229 $1.407781 $1.319157 $1.049003 $0.911015 $0.919991 $0.813769 $0.636875	47,046.938 48,883.883 50,615.676 52,427.263 54,323.120 13,534.802 8,813.228 0.000
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.474322 $1.349970 $1.008997 $0.896592 $0.911651 $0.748153 $0.594306 $1.000000	$1.550527 $1.474322 $1.349970 $1.008997 $0.896592 $0.911651 $0.748153 $0.594306	50,484.658 51,069.972 63,041.805 63,810.101 66,520.725 30,420.042 6,721.402 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.609870 $1.543346 $1.154644 $1.024578 $1.168241 $0.923603 $0.671795 $1.000000	$1.557943 $1.609870 $1.543346 $1.154644 $1.024578 $1.168241 $0.923603 $0.671795	833,733.851 892,821.575 397,974.069 269,325.531 137,716.924 68,449.204 13,195.972 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.613653 $1.539983 $1.202443 $0.962019 $1.075026 $0.864938 $0.559463 $1.000000	$1.536811 $1.613653 $1.539983 $1.202443 $0.962019 $1.075026 $0.864938 $0.559463	438,880.237 509,505.676 77,662.800 71,628.727 54,241.614 38,683.169 23,592.376 0.000
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount inception date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.835614 $1.818636 $1.496889 $1.323222 $1.369903 $1.265010 $0.990107 $1.000000	$1.690636 $1.835614 $1.818636 $1.496889 $1.323222 $1.369903 $1.265010 $0.990107	238,489.495 282,700.750 469,789.953 507,257.036 462,948.408 404,344.124 191,920.537 0.000
Franklin Income VIP Fund - Class 2 Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.389421 $1.350032 $1.204392 $1.086854 $1.079026 $0.973455 $0.729760 $1.000000	$1.270432 $1.389421 $1.350032 $1.204392 $1.086854 $1.079026 $0.973455 $0.729760	369,806.739 408,125.868 440,895.782 501,808.419 336,401.281 138,066.718 64,135.157 31,222.447
Franklin Mutual Shares VIP Fund - Class 2 Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.346844 $1.278040 $1.012874 $0.901291 $0.925781 $0.846299 $0.682487 $1.000000	$1.259567 $1.346844 $1.278040 $1.012874 $0.901291 $0.925781 $0.846299 $0.682487	107,074.683 108,034.154 108,833.734 109,667.777 120,973.361 76,612.512 59,307.528 32,015.601
GE Investments Total Return Fund - Class 3(2) Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.312152 $1.271904 $1.129979 $1.025368 $1.077697 $1.003631 $0.988810	$1.271012 $1.312152 $1.271904 $1.129979 $1.025368 $1.077697 $1.003631	111,457.820 128,554.931 125,949.167 109,066.055 104,599.951 2,889.029 0.000
Invesco V.I. American Franchise Fund – Series II Shares Subaccount inception date April 27, 2012	2015 2014 2013 2012	$1.408466 $1.323585 $0.962417 $1.000000	$1.451420 $1.408466 $1.323585 $0.962417	0.000 0.000 0.000 0.000
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.223924 $1.169443 $0.891965 $0.770683 $0.810903 $0.770752 $0.530309 $1.000000	$1.075755 $1.223924 $1.169443 $0.891965 $0.770683 $0.810903 $0.770752 $0.530309	66,602.629 67,540.547 76,851.690 77,734.693 82,188.988 49,338.309 9,882.396 0.000
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.782020 $1.613859 $1.242420 $1.079631 $1.115844 $0.903633 $0.635920 $1.000000	$1.819134 $1.782020 $1.613859 $1.242420 $1.079631 $1.115844 $0.903633 $0.635920	8,308.879 13,497.494 13,872.254 14,258.670 14,626.523 0.000 9,553.426 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Global Research Portfolio – Service Shares Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.252471 $1.187831 $0.942735 $0.799571 $0.944924 $0.831468 $0.615104 $1.000000	$1.200933 $1.252471 $1.187831 $0.942735 $0.799571 $0.944924 $0.831468 $0.615104	62,108.198 62,859.681 72,953.309 73,745.174 78,938.896 39,779.659 33,649.569 7,957.073
MFS ® New Discovery Series – Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.943930 $2.136111 $1.537575 $1.292886 $1.468263 $1.097886 $0.684986 $1.000000	$1.871339 $1.943930 $2.136111 $1.537575 $1.292886 $1.468263 $1.097886 $0.684986	116,986.770 133,807.031 155,710.090 174,654.594 160,314.777 30,622.076 6,665.984 0.000
MFS ® Total Return Series – Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.369457 $1.286122 $1.101021 $1.008958 $1.009566 $0.936049 $0.808242 $1.000000	$1.339428 $1.369457 $1.286122 $1.101021 $1.008958 $1.009566 $0.936049 $0.808242	165,269.661 168,012.507 170,431.941 184,007.265 186,684.364 130,179.397 31,453.267 0.000
Templeton Foreign VIP Fund - Class 2 Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.025811 $1.173357 $0.969917 $0.833957 $0.948576 $0.889448 $0.659735 $1.000000	$0.943637 $1.025811 $1.173357 $0.969917 $0.833957 $0.948576 $0.889448 $0.659735	250,351.820 341,329.757 376,193.414 387,872.706 351,348.569 126,274.999 16,106.717 0.000
TA AB Dynamic Allocation - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.077469 $1.039560 $0.988625 $0.949971 $0.949802 $0.884529 $0.685489 $1.000000	$1.055536 $1.077469 $1.039560 $0.988625 $0.949971 $0.949802 $0.884529 $0.685489	1,738,216.499 2,477,061.266 2,491,514.750 2,402,492.088 1,856,101.388 107,523.393 6,945.450 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.519095 $1.490430 $1.424871 $1.236976 $1.202779 $1.089989 $0.754457 $1.000000	$1.430181 $1.519095 $1.490430 $1.424871 $1.236976 $1.202779 $1.089989 $0.754457	393,639.892 509,513.294 545,677.474 247,996.741 192,226.885 110,920.945 15,185.279 0.000
TA Aegon Government Money Market - Service Class(4) Subaccount inception date November 1, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$0.974189 $0.990234 $1.006533 $1.023172 $1.039935 $1.057067 $1.074385 $1.069043 $1.037336 $1.009283	$0.958450 $0.974189 $0.990234 $1.006533 $1.023172 $1.039935 $1.057067 $1.074385 $1.069043 $1.037336	464,989.314 1,799,433.800 5,036,738.491 1,788,145.694 2,276,242.733 472,955.115 328,534.370 413,939.616 50,497.423 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon U.S. Government Securities - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.165110 $1.134198 $1.182315 $1.146167 $1.085909 $1.059101 $1.033204 $1.000000	$1.144185 $1.165110 $1.134198 $1.182315 $1.146167 $1.085909 $1.059101 $1.033204	1,502,471.691 1,242,226.068 1,661,001.415 2,993,794.144 1,826,953.634 876,816.400 455,986.852 26,115.517
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.165110 $1.134198 $1.182315 $1.146167 $1.085909 $1.059101 $1.033204 $1.000000	$1.144185 $1.165110 $1.134198 $1.182315 $1.146167 $1.085909 $1.059101 $1.033204	89,634.118 88,128.515 97,757.954 50,476.007 50,124.997 0.000 0.000 1,687.091
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999552	$9.514847	17,208.120
TA Asset Allocation - Conservative - Service Class Subaccount inception date February 9, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.405649 $1.401528 $1.305926 $1.238471 $1.229865 $1.150032 $0.935922 $1.210491 $1.159307 $1.079672	$1.353168 $1.405649 $1.401528 $1.305926 $1.238471 $1.229865 $1.150032 $0.935922 $1.210491 $1.159307	4,158,563.456 4,737,566.507 5,364,044.563 5,195,112.319 4,205,324.943 2,743,809.791 2,062,261.844 1,506,205.215 1,270,650.482 1,041,227.375
TA Asset Allocation - Growth - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.232966 $1.223492 $0.984003 $0.890037 $0.959330 $0.850553 $0.667413 $1.000000	$1.187272 $1.232966 $1.223492 $0.984003 $0.890037 $0.959330 $0.850553 $0.667413	717,785.844 772,497.497 1,111,900.179 869,773.148 644,811.649 692,690.711 489,132.979 128,677.712
TA Asset Allocation - Moderate - Service Class Subaccount inception date February 9, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.507200 $1.493110 $1.340378 $1.248828 $1.265686 $1.168150 $0.940920 $1.295976 $1.222894 $1.117689	$1.446014 $1.507200 $1.493110 $1.340378 $1.248828 $1.265686 $1.168150 $0.940920 $1.295976 $1.222894	17,821,345.412 19,796,225.924 21,472,392.712 18,698,015.037 11,496,633.299 5,511,302.638 4,597,543.451 2,624,887.972 1,376,850.427 742,568.629
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date February 9, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.552291 $1.540207 $1.315174 $1.211331 $1.259950 $1.139392 $0.905761 $1.372685 $1.297401 $1.161501	$1.488619 $1.552291 $1.540207 $1.315174 $1.211331 $1.259950 $1.139392 $0.905761 $1.372685 $1.297401	12,427,640.059 14,199,439.778 14,743,537.150 14,967,773.468 14,011,813.362 15,887,824.086 15,177,051.026 13,017,757.814 8,182,629.162 5,385,150.762

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.377898 $1.251275 $0.978951 $0.892795 $0.885726 $0.817361 $0.730649 $1.000000	$1.303586 $1.377898 $1.251275 $0.978951 $0.892795 $0.885726 $0.817361 $0.730649	285,867.475 284,152.475 253,439.327 266,686.318 189,072.146 131,156.142 48,125.767 23,090.800
TA BlackRock Global Allocation - Service Class Subaccount inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.490001 $1.489899 $1.324782 $1.225779 $1.296818 $1.201990 $1.000000	$1.447826 $1.490001 $1.489899 $1.324782 $1.225779 $1.296818 $1.201990	3,399,475.775 3,743,601.160 4,156,514.996 3,576,118.361 3,179,129.336 2,112,035.118 472,341.526
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$10.239350	$9.411446	4,346.276
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2015	$10.229425	$9.215142	612.809
TA BlackRock Tactical Allocation - Service Class Subaccount inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.665005 $1.610813 $1.457464 $1.346777 $1.319555 $1.205764 $1.000000	$1.635938 $1.665005 $1.610813 $1.457464 $1.346777 $1.319555 $1.205764	5,012,678.892 5,291,796.450 4,928,358.991 3,972,503.595 1,824,012.684 1,044,592.541 227,784.412
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.212913 $1.088257 $1.066665 $0.867629 $0.938309 $0.827221 $0.632208 $1.000000	$1.182818 $1.212913 $1.088257 $1.066665 $0.867629 $0.938309 $0.827221 $0.632208	412,458.682 453,345.684 480,198.579 243,002.272 203,768.873 115,453.864 26,661.298 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2006	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.032510 $1.057889 $0.956156 $0.864146 $0.949963 $0.875915 $0.688460 $1.098976 $1.029756 $1.000000	$0.996591 $1.032510 $1.057889 $0.956156 $0.864146 $0.949963 $0.875915 $0.688460 $1.098976 $1.029756	3,248,078.424 3,352,102.897 3,736,624.933 4,195,890.974 4,089,863.116 4,725,821.270 4,674,914.335 4,016,643.203 2,428,709.365 359,042.616
TA Janus Balanced - Service Class Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.205750 $1.136652 $0.970775 $0.877223 $0.999750 $0.985671 $0.986571	$1.187626 $1.205750 $1.136652 $0.970775 $0.877223 $0.999750 $0.985671	1,262,951.163 1,211,417.274 1,230,636.191 583,107.599 317,684.841 95,823.995 0.000
TA Janus Mid-Cap Growth - Service Class(5) Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.661693 $1.693534 $1.240007 $1.158876 $1.265509 $0.962999 $0.611350 $1.000000	$1.548682 $1.661693 $1.693534 $1.240007 $1.158876 $1.265509 $0.962999 $0.611350	153,750.796 176,680.318 189,751.481 212,570.670 206,449.049 12,313.379 7,298.434 7,298.434

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Jennison Growth - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.725312 $1.597412 $1.182645 $1.041725 $1.067109 $0.968717 $0.699909 $1.000000	$1.885896 $1.725312 $1.597412 $1.182645 $1.041725 $1.067109 $0.968717 $0.699909	250,751.336 250,590.459 252,731.681 123,634.202 78,467.704 62,231.938 1,848.927 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.069846 $1.034718 $1.074687 $1.042923 $1.000000	$1.055999 $1.069846 $1.034718 $1.074687 $1.042923	1,050,921.375 1,187,330.214 837,311.568 684,781.581 77,773.623
TA JPMorgan Enhanced Index - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.632508 $1.456048 $1.120122 $0.980840 $0.992292 $0.878213 $0.690332 $1.000000	$1.600313 $1.632508 $1.456048 $1.120122 $0.980840 $0.992292 $0.878213 $0.690332	66,353.974 57,904.684 57,904.684 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$2.154162 $1.904313 $1.472415 $1.244913 $1.243896 $1.029468 $0.985154	$2.056922 $2.154162 $1.904313 $1.472415 $1.244913 $1.243896 $1.029468	785,193.902 608,492.537 609,055.459 175,663.300 69,699.935 23,970.983 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.138191 $1.088602 $1.050962 $0.994146 $1.000000	$1.115218 $1.138191 $1.088602 $1.050962 $0.994146	2,845,741.204 2,881,408.315 2,792,064.911 2,000,306.370 258,966.240
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.157393 $1.084499 $1.007913 $1.000000	$1.114959 $1.157393 $1.084499 $1.007913	3,089,986.731 2,638,289.243 2,487,701.541 652,021.562
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.213957 $1.140694 $1.002962 $1.000000	$1.159018 $1.213957 $1.140694 $1.002962	1,203,867.827 1,096,739.213 736,901.249 225,517.226
TA Managed Risk - Balanced ETF - Service Class(6) Subaccount inception date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.224036 $1.190094 $1.085619 $1.018128 $1.019934 $0.936613 $0.817007 $1.000000	$1.182854 $1.224036 $1.190094 $1.085619 $1.018128 $1.019934 $0.936613 $0.817007	12,943,911.184 12,822,127.175 14,105,700.976 9,693,753.008 5,272,048.793 2,009,845.356 803,646.654 4,686.691
TA Managed Risk - Conservative ETF - Service Class(7) Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.251978 $1.209253 $1.143767 $1.090563 $1.074408 $0.998075 $0.999955	$1.223188 $1.251978 $1.209253 $1.143767 $1.090563 $1.074408 $0.998075	2,666,120.389 2,750,793.441 3,144,420.729 2,460,875.699 1,600,082.834 521,845.344 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Growth ETF - Service Class(8) Subaccount inception date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.239185 $1.211522 $1.036789 $0.944813 $0.971384 $0.873783 $0.721052 $1.000000	$1.176223 $1.239185 $1.211522 $1.036789 $0.944813 $0.971384 $0.873783 $0.721052	16,818,334.475 18,647,053.447 18,917,963.408 12,526,261.861 9,924,194.121 6,632,421.639 2,707,913.163 196,545.583
TA Market Participation Strategy - Service Class Subaccount inception date September 17, 2012	2015 2014 2013 2012	$1.182385 $1.112403 $0.989330 $1.000000	$1.125495 $1.182385 $1.112403 $0.989330	746,878.357 745,499.657 813,007.307 18,783.735
TA MFS International Equity - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.149620 $1.235436 $1.066349 $0.889470 $1.007030 $0.927994 $0.713341 $1.000000	$1.128213 $1.149620 $1.235436 $1.066349 $0.889470 $1.007030 $0.927994 $0.713341	242,333.566 194,473.826 191,496.996 191,189.752 134,097.775 31,975.977 19,826.678 7,388.124
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.715926 $1.648824 $1.133321 $1.000068 $1.081284 $0.864855 $0.689156 $1.000000	$1.881358 $1.715926 $1.648824 $1.133321 $1.000068 $1.081284 $0.864855 $0.689156	57,903.053 78,384.164 92,732.781 99,448.821 141,866.136 61,087.652 6,636.059 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.57735 $1.451026 $1.252578 $1.132912 $1.109926 $0.910713 $0.735067 $1.000000	$1.550741 $1.577325 $1.451026 $1.252578 $1.132912 $1.109926 $0.910713 $0.735067	784,085.384 847,309.402 855,098.470 455,027.298 353,654.298 231,023.800 164,827.081 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.067847 $1.006637 $0.914867 $0.920990 $0.969182 $1.020496 $0.998158	$1.023770 $1.067847 $1.006637 $0.914867 $0.920990 $0.969182 $1.020496	2,849,720.242 2,912,949.095 2,978,451.267 1,071,626.575 550,076.203 550,708.647 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.018540 $0.952272 $0.895001 $0.896169 $0.984370 $1.022242 $0.997265	$0.981190 $1.018540 $0.952272 $0.895001 $0.896169 $0.984370 $1.022242	1,115,161.950 1,019,529.364 458,203.537 241,259.515 186,990.712 106,856.149 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.033259 $0.987191 $0.859112 $0.867357 $0.997506 $1.021163 $0.996396	$0.981356 $1.033259 $0.987191 $0.859112 $0.867357 $0.997506 $1.021163	818,974.475 706,182.091 897,584.468 349,702.443 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Total Return - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.91428 $1.160718 $1.213419 $1.149373 $1.102698 $1.048199 $0.920505 $1.000000	$1.178158 $1.191428 $1.160718 $1.213419 $1.149373 $1.102698 $1.048199 $0.920505	5,529,839.582 5,966,226.793 7,107,067.394 7,020,161.981 3,103,543.610 1,670,803.876 579,205.632 17,438.513
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.008117 $0.991263 $1.113998 $1.065381 $1.000000	$0.963316 $1.008117 $0.991263 $1.113998 $1.065381	2,309,238.810 2,635,769.935 2,818,091.119 3,324,328.868 1,234,329.098
TA ProFunds UltraBear Fund - Service Class OAM Subaccount inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$0.087474 $0.119484 $0.221268 $0.318752 $0.404748 $0.561781 $1.000000	$0.079767 $0.087474 $0.119484 $0.221268 $0.318752 $0.404748 $0.561781	3,138,608.551 1,206,335.970 1,216,263.357 3,485,732.946 3,338,126.967 192,158.769 14,653.586
TA QS Investors Active Asset Allocation - Conservative - Service Class(9) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.104343 $1.083499 $1.028652 $0.979309 $1.000000	$1.060764 $1.104343 $1.083499 $1.028652 $0.979309	1,875,622.919 1,992,124.842 2,055,162.233 1,709,920.929 754,865.619
TA QS Investors Active Asset Allocation - Moderate - Service Class(10) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.139005 $1.117388 $1.022199 $0.959537 $1.000000	$1.072581 $1.139005 $1.117388 $1.022199 $0.959537	5,573,203.574 6,156,335.732 6,402,350.543 1,170,844.161 1,304.056
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(11) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.167401 $1.149589 $1.002996 $0.918962 $1.000000	$1.073401 $1.167401 $1.149589 $1.002996 $0.918962	2,412,304.781 2,810,863.626 2,776,004.730 997,918.741 557,092.481
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.790493 $1.734470 $1.296030 $1.135393 $1.188049 $0.928586 $0.660541 $1.000000	$1.713278 $1.790493 $1.734470 $1.296030 $1.135393 $1.188049 $0.928586 $0.660541	219,117.659 291,046.044 295,555.954 253,126.078 211,147.785 113,943.098 29,500.818 6,839.756
TA T. Rowe Price Small Cap - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$2.149973 $2.057005 $1.455085 $1.281686 $1.283366 $0.973095 $0.715068 $1.000000	$2.160646 $2.149973 $2.057005 $1.455085 $1.281686 $1.283366 $0.973095 $0.715068	618,065.033 718,410.574 601,518.643 373,285.060 179,688.111 37,288.225 7,174.733 7,174.733
TA Torray Concentrated Growth - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.660036 $1.537566 $1.176830 $1.024047 $1.067975 $0.913226 $0.639823 $1.000000	$1.603094 $1.660036 $1.537566 $1.176830 $1.024047 $1.067975 $0.913226 $0.639823	94,234.698 125,755.073 134,167.050 131,422.284 119,548.903 5,174.948 7,486.531 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA TS&W International Equity - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$0.976952 $1.049537 $0.859867 $0.750727 $0.893198 $0.839096 $0.678678 $1.000000	$0.971078 $0.976952 $1.049537 $0.859867 $0.750727 $0.893198 $0.839096 $0.678678	29,284.637 29,652.419 33,092.489 31,661.983 33,276.949 22,173.141 9,855.814 0.000
TA WMC US Growth - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.326909 $1.216972 $0.936214 $0.843274 $0.892217 $0.771968 $0.608782 $1.000000	$1.391656 $1.326909 $1.216972 $0.936214 $0.843274 $0.892217 $0.771968 $0.608782	281,333.168 265,457.698 246,543.473 67,323.966 54,318.052 0.000 0.000 0.000
(1)	The beginning and ending AUV for this fund also reflects a 0.15% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(4)	Effective May 1, 2016, TA Aegon Money Market was renamed TA Aegon Government Money Market.
(5)	Effective May 1, 2016, TA Morgan Stanley Mid Cap Growth was renamed Janus Mid-Cap Growth.
(6)	Formerly known as TA Vanguard ETF - Balanced.
(7)	Formerly known as TA Vanguard ETF - Conservative.
(8)	Formerly known as TA Vanguard ETF – Growth.
(9)	Formerly known as TA Aegon Tactical Vanguard ETF – Conservative.
(10)	Formerly known as TA Aegon Tactical Vanguard ETF – Balanced.
(11)	Formerly known as TA Aegon Tactical Vanguard ETF – Growth.
The TA BlackRock Equity Smart Beta 100, TA BlackRock Smart Beta 50 and TA BlackRock Smart Beta 75 had not commenced operation as of December 31, 2015, therefore, comparable data is not available.

APPENDIX
Death Benefit
Adjusted Withdrawals. If you make a partial surrender (withdrawal), then your guaranteed minimum death benefit is reduced by an amount called the adjusted withdrawal. The amount of the reduction depends on the relationship between your death proceeds and policy value. The adjusted withdrawal is equal to the gross withdrawal multiplied by the death proceeds immediately prior to the withdrawal divided by the policy value immediately prior to the withdrawal. The formula is AW = GW x (DP/PV) where:
AW = adjusted withdrawal
GW= gross withdrawal
DP = death proceeds prior to the withdrawal = greatest of (PV, CV, or GMDB)
PV = policy value prior to the withdrawal
GMDB = guaranteed minimum death benefit prior to the withdrawal
CV = cash value prior to the withdrawal
The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.
Example 1: Death Proceeds Greater than Policy Value
Assumptions:
GMDB = $75,000
PV = $50,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$50,000) = $23,241
Summary:
Reduction in guaranteed minimum death benefit	=$23,241
Reduction in policy value	=$15,494
New guaranteed minimum death benefit amount	=$51,759
New policy value (after withdrawal)	=$34,506
The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value immediately prior to the withdrawal.
Example 2: Death Proceeds Equal to Policy Value
Assumptions:
GMDB = $50,000
PV = $75,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$75,000) = $15,494
Summary:
Reduction in guaranteed minimum death benefit	=$15,494
Reduction in policy value	=$15,494
New guaranteed minimum death benefit amount	=$34,506
New policy value (after withdrawal)	=$59,506
The guaranteed minimum death benefit and policy value are reduced by the same amount because the policy value was greater than the guaranteed minimum death benefit immediately prior to the withdrawal.
These examples are for illustrative purposes only. The purpose of these illustrations is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

Death Benefit — (Continued)
Hypothetical Example
In this example, certain death benefit values at various points in time are depicted based on hypothetical assumed rates of performance. This example is for illustrative purposes only and assumes a single $100,000 premium payment by a sole owner and annuitant who is age 50. It further assumes no subsequent premium payments or withdrawals.
End of Year	Net Rate of Return for Fund*	Policy Value (No GMDB Elected)	Policy Value (Return of Premium GMDB Elected)	Return of Premium GMDB	Policy Value (Annual Step-up GMDB Elected)	Annual Step-Up GMDB
Issue	N/A	$100,000	$100,000	$100,000	$100,000	$100,000
1	-4%	$ 94,850	$ 94,700	$100,000	$ 94,500	$100,000
2	18%	$110,832	$110,515	$100,000	$110,093	$110,093
3	15%	$126,182	$125,655	$100,000	$124,955	$124,955
4	-7%	$115,899	$115,226	$100,000	$114,334	$124,955
5	2%	$116,884	$116,033	$100,000	$114,905	$124,955
6	10%	$127,228	$126,127	$100,000	$124,672	$124,955
7	14%	$143,577	$142,146	$100,000	$140,257	$140,257
8	-3%	$137,618	$136,033	$100,000	$133,945	$140,257
9	17%	$159,431	$157,391	$100,000	$154,706	$154,706
10	6%	$167,163	$164,788	$100,000	$161,668	$161,668
* The assumed rate does reflect the deduction of a hypothetical fund fee but does not reflect the deduction of any other fees, charges or taxes. The death benefit values do reflect the deduction of the hypothetical base policy fees and hypothetical death benefit fees. For purposes of this example we assumed a Mortality and Expense Risk Fee and Administrative Charge of 1.15% for Policy Value, 1.30% for Return of Premium and 1.50% for Annual Step-Up. Different hypothetical returns and fees would produce different results.

APPENDIX
Guaranteed Lifetime Withdrawal Benefit Comparison Table
Important aspects of the Living Benefits Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider are summarized in the following chart.
Note: The Living Benefits Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider and any additional options available under these riders, may vary for certain policies and may not be available for all policies or in all states. You should consult with tax and financial professionals to determine which of these riders is appropriate for you.
Living Benefits Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider
Benefit:
Provides:
(1) Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value (calculated as described below). After that date, the guaranteed future value equals zero.
(2) Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount (calculated as described below) regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.
Benefit:

Provides:
(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a series of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment choices that you select.
(2) Growth—On each of the first 10 rider anniversaries, we add an annual growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
For riders issued on or after
May 1, 2014................................................5.5%
For riders issued prior to
May 1, 2014................................................5.0%
(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.
Benefit:

Provides:
(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e.,a level of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment choices that you select.
(2) Growth—On each of the first 10 rider anniversaries, we add an annual growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
For riders issued on or after
May 1, 2014................................................5.5%
For riders issued prior to
May 1, 2014................................................5.0%
(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.
Upgrades:
(1) Before the annuitant's 86th birthday, you can upgrade the total withdrawal base (for GMWB) and the guaranteed future value (for GMAB) by sending us written notice.
(2) If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee).	Upgrades:
You may request by sending us written notice. If you elect to manually reset, the current rider terminates and a new rider is issued (which may have a higher rider fee percentage and lower growth rate percentage.) If you have elected the joint life option under the rider, you cannot elect a manual reset if the annuitant or the annuitant's spouse is 86 or older (unless state law requires a lower maximum age).
Additional Options:
Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant's spouse. The annuitant's spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner).	Additional Options:
(1) Death Benefit Option—You may add an amount to the death benefit payable under the base policy.
(2) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant's spouse. The annuitant's spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner).
Availability: 0 - 80 (unless state law requires a lower maximum issue age	Availability: At least 55 years old and not yet age 81 (unless state law requires a lower maximum issue age)	Availability: Younger than age 86 (unless state law requires a lower maximum issue age)

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)
Living Benefits Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider
Current Charge: 1.25% of total withdrawal base on each rider anniversary under the “principal back” withdrawal guarantee under the rider.
Current Charge:

Charged annually (single life and joint life) of withdrawal base deducted on each rider quarter.
For riders issued on or after
December 12, 2011........................................1.25%
For riders issued prior to
December 12, 2011........................................1.00%
Current Charge:

(1) for Base Benefit only— (single and joint life) of withdrawal base deducted on each rider quarter:
For riders issued on or after
May 1, 2014................0.70% to 1.45% annually
For riders issued prior to
May 1, 2014................0.70% to 1.55% annually
(2) with Death Benefit Option—0.40% (single life) or 0.35% (joint life) annually of withdrawal base deducted on each rider quarter, in addition to the base benefit fee.
Investment Restrictions:
Portfolio Allocation Method (“PAM”)—We monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts between investment options that we designate and the variable investment choices that you select.	Investment Restrictions: Designated Investment option—You must allocate 100% of your policy value to one or more investment options that we designate.	Investment Restrictions: You must allocate 100% of your policy value to one or more investment options that we designate.
Withdrawal Option:
5% For Life - Policyholder can withdraw up to 5% of the 5% For Life total withdrawal base each year starting with the rider anniversary following the annuitant's 59th birthday until at least the later of the death of the annuitant or the time when the 5% For Life Minimum Remaining Withdrawal Amount has reached zero.
Withdrawal Percentages (Single Life):

For riders issued on or after December 12, 2011.
0-58..................................................................0.0%
59-64................................................................4.3%
65-79................................................................5.3%
80+...................................................................6.3%
For riders issued prior to December 12, 2011.

0-58..................................................................0.0%
59-64................................................................4.5%
65-74................................................................5.5%
75+...................................................................6.5%
Withdrawal Percentages (Single Life):

0-58..................................................................0.0%
59-64................................................................4.0%
65-79................................................................5.0%
80+...................................................................6.0%
Withdrawal Option:
7% Principal Back - Policyholder can withdraw up to 7% of the 7% Principal Back total withdrawal base per year until at least the time at which the 7% Principal Back minimum remaining withdrawal amount has reached zero.
Withdrawal Percentages (Joint Life):

For riders issued on or after May 1, 2014
0-58..................................................................0.0%
59-64................................................................4.0%
65-79................................................................5.0%
80+...................................................................6.0%
For riders issued between December 12, 2011 and April 30, 2014
0-58..................................................................0.0%
59-64................................................................3.8%
65-79................................................................4.8%
80+...................................................................5.8%
For riders issued prior to December 12, 2011.
0-58..................................................................0.0%
59-64................................................................4.1%
65-74................................................................5.1%
75+...................................................................6.1%
Withdrawal Percentages (Joint Life):

For riders issued on or after May 1, 2014
0-58..................................................................0.0%
59-64..............................................................3.75%
65-79..............................................................4.75%
80+.................................................................5.75%
For riders issued prior to May 1, 2014
0-58..................................................................0.0%
59-64................................................................3.5%
65-79................................................................4.5%
80+...................................................................5.5%

APPENDIX
LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS
The following examples show the effect of withdrawals on the benefits under the Living Benefits Rider.
GUARANTEED MINIMUM ACCUMULATION BENEFIT
Gross partial withdrawals will reduce the guaranteed future value by an amount equal to the greater of:
1)	the gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the amount of gross partial withdrawal;
B	is the policy value immediately prior to the gross partial withdrawal; and
C	is the guaranteed future value immediately prior to the gross partial withdrawal.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.
Example 1:
Assumptions:
Policy value prior to withdrawal (“PV”) = $90,000
Guaranteed future value prior to withdrawal (“GFV”) = $100,000
Gross withdrawal amount (“WD”) = $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $90,000) * $100,000 = $11,111.11
Step Two.  Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?
$11,111.11 pro rata amount
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $11,111.11 = $88,888.89
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.
Example 2:
Assumptions:
PV = $120,000
GFV= $100,000
WD= $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $120,000) * $100,000 = $8,333.33
Step Two.  Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?
$10,000 withdrawal
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $10,000 = $90,000
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.
GUARANTEED LIFETIME WITHDRAWAL BENEFIT
Total Withdrawal Base.  Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the total withdrawal base prior to the withdrawal of the excess amount.
Minimum Remaining Withdrawal Amount.  Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed lifetime withdrawal benefit.
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Minimum remaining withdrawal amount (“MRWA”)
2.	Total withdrawal base (“TWB”)
3.	Maximum annual withdrawal amount (“MAWA”)
Example 1 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $7,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)
2.	$100,000 - $7,000 = $93,000.
Result.  In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.
Example 2 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $8,000
EWD = $1,000 ($8,000 - $7,000)
PV = $90,000
You = Owner and Annuitant (Age 60)

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $8,000 - $7,000 = $1,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 7% WD)) * (MRWA - 7% WD)
2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?
$1,120.48 pro rata amount
Step Four.  What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 + $1,120.48 (pro rata excess) = $8,120.48
2.	$100,000 - $8,120.48 = $91,879.52
Result.  The “principal back” minimum remaining withdrawal amount is $91,879.52.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).
New “principal back” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 7% WD)) * TWB before any adjustments
2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?
$1,204.82 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $1,204.82 = $98,795.18
Result.   The new “principal back” total withdrawal base is $98,795.18
New “principal back” maximum annual withdrawal amount:
Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “principal back” maximum annual withdrawal amount?
$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66
Result.  Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.
Example 3 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $5,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct).
2.	$100,000 - $5,000 = $95,000.
Result.  In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.
Example 4 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $7,000 - $5,000 = $2,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)
2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?
$2,235.29 pro rata amount
Step Four.  What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 + $2,235.29 (pro rata excess) = $7,235.29
2.	$100,000 - $7,235.29 = $92,764.71
Result.  The “for life” minimum remaining withdrawal amount is $92,764.71.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).
New “for life” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result.   The new “for life” total withdrawal base is $97,647.06

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
New “for life” maximum annual withdrawal amount:
Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “for life” maximum annual withdrawal amount?
$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35
Result.  Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.

APPENDIX
PAM METHOD TRANSFERS
To make the Living Benefits Rider available, we monitor your policy value and guarantees under the rider daily and periodically transfer amounts between your selected investment options and the PAM Subaccount. We determine the amount and timing of PAM Method transfers between the investment options and the PAM Subaccount according to a mathematical model.
The mathematical model is designed to calculate how much of your policy value should be allocated to the PAM Subaccount. Based on this calculation, transfers into or out of the PAM Subaccount will occur (subject to the previously disclosed thresholds). The formula is:
Percent of Policy Value required in PAM Subaccount (or X) = e-Dividend*Time *(1- NormDist(d1))
Where:
e = Base of the Natural Logarithm
NormDist = Cumulative Standard Normal Distribution
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
In order to calculate the percent of policy value required in the PAM Subaccount, we must first calculate d1:
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
Where:
ln = Natural Logarithm Function
G = Guarantee Ratio
R = Rate
F = Fees
V = Volatility
T = Time
After calculating d1, the percent of policy value required in the PAM Subaccount can be calculated. Once calculated, appropriate transfers into or out of the PAM Subaccount will occur (subject to the thresholds).
Following is a brief discussion of the values used in the formula.
♦	The POLICY VALUE includes the value in both the investment options and in the PAM Subaccount.
♦	The GUARANTEE RATIO is the policy value divided by 7% “Principal Back” Minimum Remaining Withdrawal Amount.
♦	The RATE is the interest rate used for the PAM Method. It is based on a long-term expectation based on historical interest rates and may vary over time.
♦	The FEES is an approximation of average policy fees and charges associated with policies that have elected the Living Benefits Rider. This value may change over time.
♦	The VOLATILITY represents the volatility of the returns of policy value for all in force policies and is based on the long-term expectation of the degree to which the policy values tend to fluctuate. This value may vary over time.
♦	The TIME is an approximation based on actuarial calculations of historical average number of years (including any fraction) which we anticipate remain until any potential payments are made under the benefit. This value may vary over time.
♦	The PERCENT OF POLICY VALUE TO BE ALLOCATED TO THE PAM SUBACCOUNT is computed for each policy. Ultimately the allocation for a policy takes into account the guarantees under the rider and the limit on allocations to the PAM Subaccount.
♦	The CUMULATIVE STANDARD NORMAL DISTRIBUTION function assumes that random events are distributed according to the classic bell curve. For a given value it computes the percentage of such events which can be expected to be less than that value.
♦	The NATURAL LOGARITHM function for a given value, computes the power to which e must be raised, in order to result in that value. Here, e is the base of the natural logarithms, or approximately 2.718282.

PAM METHOD TRANSFERS — (Continued)
Example:
Day 1: Policy Value Declines by 10%
For purposes of this example we will assume that the policy value declines by 10% to $90,000 the day after the rider issue date from the initial premium amount of $100,000 producing a guarantee ratio of 90% ($90,000/$100,000). We will also assume:
Guarantee Ratio = 90%
Rate = 4.5%
Volatility = 10%
Fees = 3%
Time = 20
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(.90)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]
d1=.658832
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1-NormDist(d1))
X= (2.718282 ^ -.03 * 20) * (1 – NormDist(.658832))
X = 13.9948%
Therefore, 13.9948% of the policy value is transferred to the PAM Subaccount, resulting in a total transfer of $12,595.32.
Day 2: Policy Value Recovers to 105% of Initial Value after the 10% Decline
For purposes of this example we will assume that after the policy value declined to $90,000 it recovered the next day to $105,000 producing a guarantee ratio of 105% ($105,000/$100,000). We will also assume:
Guarantee Ratio = 105%
Rate = 4.5%
Volatility = 10%
Fees = 3%
Time = 20
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(1.05)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]
d1= 1.003524
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))
X= (2.718282 ^ -.03 * 20) * (1 – NormDist(1.003524))
X = 8.6605%
While the mathematical model would suggest we transfer only a portion of the policy value in the PAM Subaccount into your investment options (leaving 8.6605% in the PAM Subaccount), all of the policy value in the PAM Subaccount will be transferred into your investment options. If the Guarantee Ratio equals or exceeds 100%, then your policy value is greater than or equal to the value of the guarantee and there is no current need for any policy value to be allocated to the PAM Subaccount.

APPENDIX
Hypothetical Adjusted Partial Surrenders -Guaranteed Lifetime Withdrawal Benefit Riders
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Withdrawal Base (“WB”) (also referred to as Total Withdrawal Base (“TWB”) for some riders);
2.	Rider Withdrawal Amount (“RWA”) (also referred to as Maximum Annual Withdrawal Amount (“MAWA”) for some riders); and
3.	Rider Death Benefit (“RDB”) (also referred to as Minimum Remaining Withdrawal Amount (“MRWA”) for some riders (if applicable)).
Withdrawal Base.  Gross partial withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the withdrawal base prior to the withdrawal of the excess amount.
Rider Death Benefit.  Gross partial withdrawals in a rider year up to the rider withdrawal amount will reduce the rider death benefit by the amount withdrawn (dollar-for-dollar). Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the rider death benefit by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the rider death benefit after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under a guaranteed lifetime withdrawal benefit. The withdrawal percentages shown may not be available on all riders. Certain features (growth and rider death benefits) may not be available on all riders. For information regarding a specific rider, please refer to that rider section in this prospectus.
Example 1 (Base):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
Gross partial withdrawal (“GPWD”) = $5,000
Excess withdrawal (“EWD”) = None
Policy Value (“PV”) = $100,000
Question: Is any portion of the withdrawal greater than the rider withdrawal amount?
No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.
Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.

Hypothetical Adjusted Partial Surrenders -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Example 2 (Excess Withdrawal):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
GPWD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
New withdrawal base:
Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.
Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result. The new withdrawal base is $97,647.06
New rider withdrawal amount:
Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.
Question: What is the new rider withdrawal amount?
$97,647.06 (the adjusted withdrawal base) * 5% = $4,882.35
Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing an excess withdrawal for the guarantee and further reduction of the withdrawal base (assuming there are no future automatic step-ups).
Example 3 (Base demonstrating growth):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 10 = $162,889
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Question:   Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Result.   In this example, because no portion of the withdrawal was in excess of $8,144, the withdrawal base does not change.

Hypothetical Adjusted Partial Surrenders -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Example 4 (Base demonstrating WB growth with Additional Death Payment Option):
Assumptions:
Withdrawal Percentage = 5%
WB at rider issue = $100,000
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Step One.  Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Step Two.  What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (there is no excess to deduct)
2.	$100,000 - $8,144 = $91,856.
Result.  In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the rider death benefit reduces to $91,856.
Example 5 (Base with WB growth with Additional Death Payment Option illustrating excess withdrawal):
Assumptions:
Withdrawal Percentage = 5%.
WB at rider issue = $100,000
Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889.
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken and the growth stops on the 10th rider anniversary.
GPWD = $10,000
EWD = $1,856 ($10,000 - $8,144)
PV = $90,000 in 10 years
Step One.  Is any portion of the total withdrawal greater than the rider withdrawal amount?
Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)
Step Two.  Calculate how much of the rider death benefit is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB - 5% withdrawal)
2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74
Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?
$2,082.74 pro rata amount.
Step Four. What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (RWA) + $2,082.74 (pro rata excess) = $10,226.74
2.	$100,000 - $10,226.74 = $89,773.26.
Result. The rider benefit is $89,773.26.

Hypothetical Adjusted Partial Surrenders -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Note: Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $8,144, the withdrawal base would remain at $162,889 and the rider withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
The 5 For LifeSM,5 For LifeSM with Growth, 5 For LifeSM with Growth and Death, Income SelectSM for Life, Retirement Income Choice®, Retirement Income Choice® with Double Withdrawal Base Benefit, Retirement Income Choice® 1.4, Retirement Income Choice® 1.2, Retirement Income Max® and Retirement Income Choice® 1.6 riders and any additional options they offer may vary for certain policies, may not be available for all policies, and may not be available in all states.
This disclosure explains the material features of the 5 For LifeSM, 5 For LifeSM with Growth, 5 For LifeSM with Growth and Death, Income SelectSM for Life, Retirement Income Choice®, Retirement Income Choice® with Double Withdrawal Base Benefit, Retirement Income Choice® 1.4, Retirement Income Choice® 1.2, Retirement Income Max® and Retirement Income Choice® 1.6 riders.

APPENDIX
Hypothetical Example of the Withdrawal Base Calculation -Retirement Income Max® Rider
The following table demonstrates, on a purely hypothetical basis, the withdrawal base calculation for the Retirement Income Max® Rider using an initial premium payment of $100,000 for a Single Life Option rider at an issue age of 80. All values shown are post transaction values. The assumed withdrawal percentage in the example below is 6.30%
Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	Growth Amount*	High MonthiversarySM Value	Withdrawal Base	Rider Withdrawal Amount
	$100,000	$	$	$		$$100,000	$100,000	$ 6,300
1	$102,000	$	$	$		$$102,000	$100,000	$ 6,300
1	$105,060	$	$	$		$$105,060	$100,000	$ 6,300
1	$107,161	$	$	$		$$107,161	$100,000	$ 6,300
1	$110,376	$	$	$		$$110,376	$100,000	$ 6,300
1	$112,584	$	$	$		$$112,584	$100,000	$ 6,300
1	$115,961	$	$	$		$$115,961	$100,000	$ 6,300
1	$118,280	$	$	$		$$118,280	$100,000	$ 6,300
1	$121,829	$	$	$		$$121,829	$100,000	$ 6,300
1	$124,265	$	$	$		$$124,265	$100,000	$ 6,300
1	$120,537	$	$	$		$$124,265	$100,000	$ 6,300
1	$115,716	$	$	$		$$124,265	$100,000	$ 6,300
1	$109,930	$	$		$$105,000	$124,265	$124,265 [1]	$ 7,829
2	$112,129	$	$	$		$$112,129	$124,265	$ 7,829
2	$115,492	$	$	$		$$115,492	$124,265	$ 7,829
2	$117,802	$	$	$		$$117,802	$124,265	$ 7,829
2	$121,336	$	$	$		$$121,336	$124,265	$ 7,829
2	$124,976	$	$	$		$$124,976	$124,265	$ 7,829
2	$177,476	$50,000	$	$		$$177,476	$174,265	$10,979
2	$175,701	$	$	$		$$177,476	$174,265	$10,979
2	$172,187	$	$	$		$$177,476	$174,265	$10,979
2	$167,022	$	$	$		$$177,476	$174,265	$10,979
2	$163,681	$	$	$		$$177,476	$174,265	$10,979
2	$166,955	$	$	$		$$177,476	$174,265	$10,979
2	$170,294	$	$		$$182,979	$177,476	$182,979 [2]	$11,528
3	$166,888	$	$	$		$$166,888	$182,979	$11,528
3	$171,895	$	$	$		$$171,895	$182,979	$11,528
3	$173,614	$	$	$		$$173,614	$182,979	$11,528
3	$178,822	$	$	$		$$178,822	$182,979	$11,528
3	$175,246	$	$	$		$$178,822	$182,979	$11,528
3	$151,741		$$20,000	$9,676	$		$$173,303	$
3	$154,775	$	$	$	$		$$173,303	$
3	$159,419	$	$	$	$		$$173,303	$
3	$161,013	$	$	$	$		$$173,303	$
3	$165,843	$	$	$	$		$$173,303	$
3	$174,135	$	$	$	$		$$173,303	$
3	$181,101	$	$	$	$		$$181,101 [1]	$11,409
(1)	Automatic Step Up Applied
(2)	Growth Applied
*	Growth Percentage = 5%

APPENDIX
RIDER GRID VARIATIONS
The information below is a summary of riders previously available for purchase but are no longer available. This appendix describes the material features of the riders. Please refer to your personal rider pages and any supplemental mailings for your specific coverage and features regarding these riders. Listed below are the abbreviations that will be used in the following grid for your reference.
Abbreviation	Definition
ADB	Additional Death Benefit
ADD	Additional Death Distribution
ADD+	Additional Death Distribution Plus
DB	Death Benefit
DCA	Dollar Cost Averaging
FIP	Family Income Protector
GFV	Guaranteed Future Value
GMAB	Guaranteed Minimum Accumulation Benefit
GMDB	Guaranteed Minimum Death Benefit
GMIB	Guaranteed Minimum Income Benefit
GMLB	Guaranteed Minimum Living Benefit
GMWB	Guaranteed Minimum Withdrawal Benefit
GPO	Guaranteed Period Option
GPS	Guaranteed Principal SolutionSM
IE	Income EnhancementSM
ISFL	Income SelectSM For Life
Abbreviation	Definition
MAP	Managed Annuity Program
MAV	Minimum Annuitization Value
MAWA	Maximum Annual Withdrawal Amount
MIB	Minimum Income Base
MRWA	Minimum Remaining Withdrawal Amount
N/A	Not Applicable
OAM	Open Allocation Method
PAM	Portfolio Allocation Method
RDB	Rider Death Benefit
RIC	Retirement Income Choice®
RMD	Required Minimum Distribution
RWA	Rider Withdrawal Amount
TWB	Total Withdrawal Base
WB	Withdrawal Base
WD	Withdrawal
Rider Name	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]	Income SelectSM for Life[3]
Rider Form Number[1]	RGMB 9 0305	RGMB 14 0905 (NY - Growth Only) RGMB 15 0905 (NY - Growth and Death)	RGMB 18 0106 (NY)
Purpose of Rider	This is a GLWB Rider that guarantees withdrawals for the annuitant's lifetime, regardless of policy value.
• The policyholder can withdraw the MAWA each calendar year until the death of the annuitant.
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.	This is a GLWB Rider that guarantees withdrawals for the annuitant's lifetime, regardless of policy value.
• The policyholder can withdraw the MAWA each calendar year until the death of the annuitant.
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the MAWA each year until the death of the annuitant.[2]
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.
Availability	• Issue age 0-90, but not yet 91 years old (unless state law requires a lower maximum issue age)
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person, trust or custodial.
• Maximum of 2 living Joint Owners (with one being the Annuitant).
• Cannot be added to a policy with other active GMLB riders.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.	• Issue age at least 55 years old and not yet 81 years old (unless state law requires a lower maximum issue age)
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person, trust or custodial).
• Maximum of 2 living Joint Owners (with one being the Annuitant).
• Cannot be added to a policy with other active GMLB riders.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.	• Issue age is not yet 81 years old (unless state law requires a lower maximum issue age)
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB riders.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.

RIDER GRID VARIATIONS — (Continued)
Rider Name	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]	Income SelectSM for Life[3]
Rider Form Number[1]	RGMB 9 0305	RGMB 14 0905 (NY - Growth Only) RGMB 15 0905 (NY - Growth and Death)	RGMB 18 0106 (NY)
Base Benefit and Optional Fees at issue	Percentage of TWB - 0.60% (prior to 11/4/13)	Growth Only - Percentage of TWB - 0.60% (prior to 11/4/13) Growth and Death - Percentage of TWB - 0.85% (prior to 11/4/13)
Percentage of the TWB. Additional option fees would be added to the base.

Single Life
(5/1/07 - 11/3/13)
Base Fee.....................................0.40%
Growth Benefit Fee...................0.25%
DB Fee......................................0.25%
(prior to 5/1/07)
Base Fee.....................................0.40%
Growth Benefit Fee...................0.25%
DB Fee......................................0.25%
Joint Life
(5/1/07 - 11/3/13)
Base Fee.....................................0.60%
Growth Benefit Fee.......................N/A
DB Fee......................................0.20%
(prior to 5/1/07)
Base Fee.....................................0.60%
Growth Benefit Fee.......................N/A
DB Fee......................................0.20%
Fee Frequency	• Fee is deducted annually during the accumulation phase on each rider anniversary.
• Fee is deducted from variable subaccounts only.
• A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• Fee is deducted annually during the accumulation phase on each rider anniversary.
• Fee is deducted from variable subaccounts only.
• A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• Fee is deducted annually during the accumulation phase on each rider anniversary.
• Fee is deducted from variable subaccounts only.
• A pro-rated fee is deducted at the time the rider is terminated or upgraded.
Death Benefit	Upon the death of the annuitant this rider will pay an additional death benefit amount equal to the excess, if any, of the MRWA over the base policy death benefit and then this rider will terminate.	• Growth Only - N/A
		• Growth and Death - Upon the death of an annuitant this rider will pay an additional death benefit amount equal to the excess, if any, of the MRWA over the base policy death benefit and then this rider will terminate.	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of the annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the MRWA over the base policy death benefit and then this rider will terminate.

RIDER GRID VARIATIONS — (Continued)
Rider Name	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]	Income SelectSM for Life[3]
Rider Form Number[1]	RGMB 9 0305	RGMB 14 0905 (NY - Growth Only) RGMB 15 0905 (NY - Growth and Death)	RGMB 18 0106 (NY)
Designated Funds Available - Policyholders who add these riders may only invest in the investment options listed. Investment options may not be available as a designated fund based on rider issue date.
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
PLEASE NOTE: These investment options may not be available on all products, may vary for certain policies and may not be available for all policies. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.	TA Aegon Money Market
TA Asset Allocation - Conservative
TA Asset Allocation - Moderate
TA Asset Allocation - Growth
TA International Moderate Growth
TA Multi-Managed Balanced
Fixed Account GPOs or DCA Accounts	TA Aegon Money Market
TA Asset Allocation - Conservative
TA Asset Allocation - Moderate
TA Asset Allocation - Growth
TA International Moderate Growth
TA Multi-Managed Balanced
Fixed Account GPOs or DCA Accounts	TA Aegon Money Market
TA Asset Allocation - Conservative
TA Asset Allocation - Moderate
TA Asset Allocation - Moderate Growth
TA International Moderate Growth
TA Multi-Managed Balanced
Fixed Account GPOs or DCA Accounts
Withdrawal Benefits - See “Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” appendix for examples showing the effect of withdrawals on the WB.	The MAWA that can be withdrawn per calendar year under this rider is equal to the TWB multiplied by the For Life Withdrawal Percentage.
• Starting with January 1st following the annuitant's 59th birthday, the withdrawal percentage increases above 0% which creates a MAWA available under the rider for withdrawal.
• On each January 1st the MAWA will be reset equal to the greater of:
 1) The For Life TWB multiplied by the Withdrawal Percentage, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire MAWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.	The MAWA that can be withdrawn per calendar year under this rider is equal to the TWB multiplied by the For Life Withdrawal Percentage.
• Starting with January 1st following the annuitant's 59th birthday, the withdrawal percentage increases above 0% which creates a MAWA available under the rider for withdrawal.
• On each January 1st the MAWA will be reset equal to the greater of:
 1) The For Life TWB multiplied by the Withdrawal Percentage, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire MAWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.	The MAWA that can be withdrawn per calendar year under this rider is equal to the TWB multiplied by the For Life Withdrawal Percentage based on the annuitant's2 attained age at the time of the first withdrawal.
• Starting with January 1st following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a MAWA available under the rider for withdrawal.
• On each January 1st following the Rider Date, the MAWA will be reset equal to the greater of:
 1) The For Life TWB multiplied by the For Life Withdrawal Percentage based on the annuitant's2 attained age, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire MAWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.
Automatic Step-Up Benefit	N/A	N/A	N/A

RIDER GRID VARIATIONS — (Continued)
Rider Name	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]	Income SelectSM for Life[3]
Rider Form Number[1]	RGMB 9 0305	RGMB 14 0905 (NY - Growth Only) RGMB 15 0905 (NY - Growth and Death)	RGMB 18 0106 (NY)
Exercising Rider	• The policyholder is guaranteed to be able to withdraw up to the MAWA each calendar year even if the policy value is zero at the time of the withdrawal.
• If the policy value goes to zero, but the minimum withdrawal benefits are still guaranteed, the policyholder can no longer add premiums or take withdrawals in excess of the MAWA.
• The rider benefits cease when the annuitant has died (the withdrawals do not continue for the lifetime of any spouse who continues the policy when the original annuitant dies).	• The policyholder is guaranteed to be able to withdraw up to the MAWA each calendar year even if the policy value is zero at the time of the withdrawal.
• If the policy value goes to zero, but the minimum withdrawal benefits are still guaranteed, the policyholder can no longer add premiums or take withdrawals in excess of the MAWA.
• The rider benefits cease when the annuitant has died (the withdrawals do not continue for the lifetime of any spouse who continues the policy when the original annuitant dies).	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the MAWA each calendar year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2] this rider will pay an additional death benefit amount equal to the excess, if any, of the MRWA over the base policy death benefit.
Income Benefit or Other Benefit Payout Considerations	N/A	Growth: The TWB will accumulate using the growth rate of 5% until the earlier of the first withdrawal or the 10th rider anniversary.
Growth: This optional feature rewards the policyholder for delaying their first withdrawal. The TWB will accumulate using the growth rate of 5% until the earlier of the first withdrawal or the 10th rider anniversary.

The income benefit percentage is determined by the annuitant's age at the time of the first withdrawal taken on or after January 1st following the annuitant's 59th birthday. The income benefit percentage is as follows:
Age 1st WDFor Life WD%
 55-58..................................0.0%
 59-64..................................4.5%
 65-69..................................5.0%
 70-74..................................5.5%
 75-79..................................6.0%
 80-84..................................6.5%
 85-89..................................7.0%
 90-94..................................7.5%
 95+......................................8.0%
Please note that once established at the time of the first withdrawal, the income benefit percentage will not increase even though the annuitant's age increases.
Rider Upgrade	• May upgrade their rider anytime after the 3rd anniversary as long as the annuitant meets age requirements in effect at that time.
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 90 years old.
• An upgrade will reset the TWB, MRWA and MAWA values.
• Rider Fee will be the fee that applies to the new rider at the time of upgrade.	• May upgrade their rider anytime after the 3rd anniversary as long as the annuitant meets age requirements in effect at that time.
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 81 years old.
• An upgrade will reset the TWB, MRWA and MAWA values.
• Rider Fee will be the fee that applies to the new rider at the time of upgrade.	• Upgrades allowed within 30 day window following the 1st rider anniversary and each rider anniversary thereafter.
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 81 years old.
• An upgrade will reset the MRWA, TWB, MAWA and the Income Benefit Percentage determination.
• Rider Fee will be the fee that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.

RIDER GRID VARIATIONS — (Continued)
Rider Name	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]	Income SelectSM for Life[3]
Rider Form Number[1]	RGMB 9 0305	RGMB 14 0905 (NY - Growth Only) RGMB 15 0905 (NY - Growth and Death)	RGMB 18 0106 (NY)
Rider Termination	• The rider will be terminated upon policy surrender, annuitization, annuitant death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• The policyholder must wait 3 years from the Rider Add Date to terminate.
• After the three-year waiting period, the policyholder may terminate the rider at any time.
• The rider will be terminated the date we receive written notice from you requesting termination.	• The rider will be terminated upon policy surrender, annuitization, annuitant death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• The policyholder must wait 3 years from the Rider Add Date to terminate.
• After the three-year waiting period, the policyholder may terminate the rider at any time.
• The rider will be terminated the date we receive written notice from you requesting termination.	• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each rider anniversary.
• The rider will be terminated the date we receive written notice from you requesting termination.

Rider Name	Living Benefit Rider 2004[3]	Retirement Income Choice®[3]	Retirement Income Choice® with Double Withdrawal Base Benefit[3]
Rider Form Number[1]	RGMB 4 0504 (2004)	RGMB 27 0108 (NY)	RGMB 31 0708 (NY)
Purpose of Rider	This is a Living Benefit Rider and should be viewed as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by this rider.
This rider is a combination of two separate annuity guarantees:
1) A GMWB and
2) A GMAB (a.k.a. principal protection benefit or guarantee future value benefit).
The rider will guarantee that the policy value of the policy will be at least as high as the GFV after a waiting period has expired.	This is a GLWB rider that guarantees withdrawals for the annuitant's lifetime, regardless of policy value.
• The policyholder can withdraw the MAWA each year until the death of the annuitant.
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the RWA each year until the death of the annuitant.[2]
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.
Availability	• Issue age 0-80, but not yet 81 years old (unless state law requires a lower maximum issue age)
• Cannot be added to a policy with other active GMLB riders.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
**Effective 5/1/2005: This rider is only available for states that have not approved the 2005 version of the Living Benefit Rider.	• Issue age at least age 55, but not yet 86 years old (unless state law requires a lower maximum issue age)
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB riders.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.	• Issue age at least age 55, but not yet 86 years old for single life option and at least 71 but not yet 86 for joint life option (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB riders.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Living Benefit Rider 2004[3]	Retirement Income Choice®[3]	Retirement Income Choice® with Double Withdrawal Base Benefit[3]
Rider Form Number[1]	RGMB 4 0504 (2004)	RGMB 27 0108 (NY)	RGMB 31 0708 (NY)
Base Benefit and Optional Fees at issue	Percentage of “Principal Back” TWB - 0.90% (5/1/09 - 11/3/13) Percentage of “Principal Back” TWB - 0.60% (prior to 5/1/09)	Percentage of WB. Additional option fees would be added to the base. Single Life (prior to 11/4/13) Base Fee.....................................0.60% DB Fee......................................0.25%
Percentage of WB. Additional option fees would be added to the base.

Single Life
(1/19/09 - 11/3/13)
Base Fee.....................................0.90%
DB Fee......................................0.25%
(11/10/08 - 1/18/09)
Base Fee.....................................0.75%
DB Fee......................................0.25%
Joint Life
(1/19/09 - 11/3/13)
Base Fee.....................................0.90%
DB Fee......................................0.20%
(11/10/08 - 1/18/09)
Base Fee.....................................0.75%
DB Fee......................................0.20%
Fee Frequency	• Fee is deducted annually during the accumulation phase on each rider anniversary.
• Fee is deducted from variable subaccounts only.
• A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• Fee is deducted annually during the accumulation phase on each rider anniversary.
• Fee is deducted from variable subaccounts only.
• A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• Fee is deducted annually during the accumulation phase on each rider anniversary.
• Fee is deducted from variable subaccounts only.
• A pro-rated fee is deducted at the time the rider is terminated or upgraded.
Death Benefit	N/A	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant, this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.
The RDB does not reset due to the automatic step-up feature.	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.
The RDB does not reset due to the automatic step-up feature.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Living Benefit Rider 2004[3]	Retirement Income Choice®[3]	Retirement Income Choice® with Double Withdrawal Base Benefit[3]
Rider Form Number[1]	RGMB 4 0504 (2004)	RGMB 27 0108 (NY)	RGMB 31 0708 (NY)
Designated Funds Available - Policyholders who add these riders may only invest in the investment options listed. Investment options may not be available as a designated fund based on rider issue date.
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
PLEASE NOTE: These investment options may not be available on all products, may vary for certain policies and may not be available for all policies.. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.	Must adhere to the Portfolio Allocation Method. See below.	AB Balanced Wealth Strategy Portfolio
American Funds - Asset Allocation Fund
America Funds - Bond Fund
Fidelity VIP Balanced Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
GE Investments Total Return Fund
TA Aegon Money Market
TA Aegon U.S. Government Securities
TA AB Dynamic Allocation
TA Asset Allocation - Conservative
TA Asset Allocation - Moderate
TA Asset Allocation - Moderate Growth
TA BlackRock Global Allocation
TA BlackRock Tactical Allocation
TA Efficient Markets
TA International Moderate Growth
TA JPMorgan Core Bond
TA JPMorgan Tactical Allocation
TA Managed Risk – Balanced ETF
TA Managed Risk – Conservative ETF
TA Managed Risk – Growth ETF
TA Multi-Managed Balanced
TA PineBridge Inflation Opportunities
TA PIMCO Total Return
TA QS Investors Active Asset Allocation - Conservative
TA QS Investors Active Asset Allocation - Moderate
TA QS Investors Active Asset Allocation – Moderate Growth
Fixed Account GPOs or DCA Accounts	AB Balanced Wealth Strategy Portfolio
American Funds - Asset Allocation Fund
America Funds - Bond Fund
Fidelity VIP Balanced Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
GE Investments Total Return Fund
TA Aegon Money Market
TA Aegon U.S. Government Securities
TA AB Dynamic Allocation
TA Asset Allocation - Conservative
TA Asset Allocation - Moderate
TA Asset Allocation - Moderate Growth
TA BlackRock Global Allocation
TA BlackRock Tactical Allocation
TA Efficient Markets
TA International Moderate Growth
TA JPMorgan Core Bond
TA JPMorgan Tactical Allocation
TA Managed Risk – Balanced ETF
TA Managed Risk – Conservative ETF
TA Managed Risk – Growth ETF
TA Multi-Managed Balanced
TA PineBridge Inflation Opportunities
TA PIMCO Total Return
TA QS Investors Active Asset Allocation - Conservative
TA QS Investors Active Asset Allocation - Moderate
TA QS Investors Active Asset Allocation – Moderate Growth
Fixed Account GPOs or DCA Accounts
Allocation Methods	Portfolio Allocation Method (PAM):
• This program will automatically allocate assets from the policy holder's separate accounts to a subaccount of our choosing when the policy value has dropped relative to the guaranteed amount.
• If the policy value increases enough in relation to the guaranteed amounts, the money may be moved back into the separate accounts (pro-rata based on the policyholder's current separate account values).
• The allocation of assets between the accounts is at our sole discretion but will initially use modern financial theory to determine the correct allocation.
• The policyholder may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options.
	Current PAM Safe Fund: TA U.S. Government Securities	N/A	N/A

RIDER GRID VARIATIONS — (Continued)
Rider Name	Living Benefit Rider 2004[3]	Retirement Income Choice®[3]	Retirement Income Choice® with Double Withdrawal Base Benefit[3]
Rider Form Number[1]	RGMB 4 0504 (2004)	RGMB 27 0108 (NY)	RGMB 31 0708 (NY)
Withdrawal Benefits - See “Living Benefits Rider Adjusted Partial Withdrawals” and “Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” appendices for examples showing the effect of withdrawals on the WB.	The GMWB guarantees a withdrawal amount regardless of the policy value. The policyholder has 2 withdrawal guarantees available. Once the rider is issued, values for both withdrawal guarantees will be calculated indefinitely as follows:
a) 7% Principal Back: The policyholder can withdraw up to 7% of the 7% Principal Back TWB per year until at least the time at which the 7% Principal Back MRWA has reached zero.
b) 5% For Life: The policyholder can withdraw up to 5% of the 5% For Life TWB each year starting with the Rider Anniversary following the annuitant's 59th birthday until at least the later of the death of the annuitant or the time when the 5% For Life MRWA* has reached zero.
* The MRWA represents the total minimum dollar amount of guaranteed withdrawals the policyholder has remaining provided they take no more than the MAWA each year.
• The policyholder does not have to take the entire MAWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.
The percentage is determined by the attained age of the annuitant at the time of the first withdrawal.

Age 1st WDFor Life WD%
 0-58....................................0.0%
 59-69..................................5.0%
 70-79..................................6.0%
 80+......................................7.0%
• Starting the rider anniversary following the annuitant's 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.
• On each rider anniversary, the RWA will be reset equal to the greater of:
 1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant at the time of their first withdrawal if applicable, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire RWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next rider year.
The percentage is determined by the attained age of the annuitant[2] at the time of the first withdrawal.

Age 1st WDSingle Life WD%
 0-58....................................0.0%
 59-69..................................5.0%
 70-79..................................6.0%
 80+......................................7.0%
Age 1st WDJoint Life WD%
 71-79..................................5.5%
 80+......................................6.5%
• Starting the rider anniversary following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.
• On each rider anniversary, the RWA will be reset equal to the greater of:
 1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire RWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next rider year.
Automatic Step-Up Benefit	N/A	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary;
3) The highest policy value on a rider monthiversarySM*; or
4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**
* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.
** Item 4) is set to zero after the first 10 rider years or if there have been any withdrawals in the current rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage after the 5th rider anniversary.
• If the largest value is 1) or 4) above, this is not considered a step-up.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary;
3) The highest policy value on a rider monthiversarySM*; or
4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**
* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.
** Item 4) is set to zero after the first 10 rider years or if there have been any withdrawals in the current rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage after the 5th rider anniversary.
• If the largest value is 1) or 4) above, this is not considered a step-up.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Living Benefit Rider 2004[3]	Retirement Income Choice®[3]	Retirement Income Choice® with Double Withdrawal Base Benefit[3]
Rider Form Number[1]	RGMB 4 0504 (2004)	RGMB 27 0108 (NY)	RGMB 31 0708 (NY)
Exercising Rider	“For Life” GMWB:
The policyholder is guaranteed to be able to withdraw up to the “For Life” MAWA until the later of 1) the annuitant's death or 2) the “For Life” MRWA is zero.
“Principal Back” GMWB:
The policyholder is guaranteed to be able to withdraw up to the “Principal Back” MAWA until the “Principal Back” MRWA is zero.
“GMAB”:
At the end of the GMAB waiting period (currently 10 years), should the policy value be less than the GFV, the GMAB feature will add the difference to the policy value on a pro-rata basis based on their current account value.
a) The addition to the policy will not be considered premium and should not affect any other policy calculations, including the GMDB calculations.
b) At the end of the waiting period, the GMAB will not provide any more benefits, unless the policyholder chooses to upgrade the rider.	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each calendar year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each calendar year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2] this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.
Income Benefit or Other Benefit Payout Considerations
The GFV is the policy value we are guaranteeing on the GFV date. After the Rider Issue Date, the GFV is equal to the GFV on the Rider Issue Date, plus a percentage of premiums (not including premium enhancements) received after the Rider Date as shown in the table below, less an adjustment for withdrawals.

Year Rec'd% Added to GFV
 1.........................................100%
 2...........................................90%
 3...........................................80%
 4...........................................70%
 5...........................................60%
 6-10.....................................50%
 10+.........................................0%
At the end of the GMAB waiting period (currently 10 years), should the policy value be less than the GFV, we will add the difference to the policy value on a pro-rata basis based on their current policy value.	Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.
NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.	Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.
Double Withdrawal Base Feature: If no withdrawals have been made within the first 10 rider years or before the anniversary following the annuitant's2 attained age 67 (or age 73 for joint life option), the WB on that rider anniversary will be the greater of:
1) the current WB; or
2) premiums applied within 90 days of the rider date multiplied by 2.
NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Living Benefit Rider 2004[3]	Retirement Income Choice®[3]	Retirement Income Choice® with Double Withdrawal Base Benefit[3]
Rider Form Number[1]	RGMB 4 0504 (2004)	RGMB 27 0108 (NY)	RGMB 31 0708 (NY)
Rider Upgrade	• May upgrade anytime after the 5th anniversary by terminating the rider and adding the new rider in place at that time, as long as the covered lives meet the age requirements in effect at that time.
• Must be prior to the annuitant's 86th birthday
• An upgrade will reset the MRWA, TWB, MAWA and the GFV values.
• Rider Fee will be the fee that applies to the new rider at the time of upgrade.	• Upgrades allowed within a 30 day window following each 5th rider anniversary.
• Rider availability and fees may vary at time of upgrade
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.
• An upgrade will reset the WB, RDB, RWA and Income Benefit determination.
• Rider Fee percentage will be the fee percentage that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.	• Upgrades allowed within a 30 day window following each successive 5th rider anniversary.
• Rider availability and fees may vary at time of upgrade
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.
• An upgrade will reset the WB, RDB, RWA and Income Benefit determination.
• Rider Fee percentage will be the fee percentage that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.
Rider Termination	• The rider will be terminated upon policy surrender, annuitization or upgrade.
• The policyholder must wait 5 years from the Rider Start Date to terminate.
• After the five-year waiting period, the policyholder may terminate the rider at any time.
• The rider will be terminated the date we receive written notice from you requesting termination.	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each successive 5th rider anniversary.
• The rider will be terminated the date we receive written notice from you requesting termination.
• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each successive 5th rider anniversary.
• The rider will be terminated the date we receive written notice from you requesting termination.
• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.

Rider Name	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]	Retirement Income Choice® 1.2[3]
Rider Form Number[1]	RGMB 31 0708 (NY)	RGMB 37 0809 (IS) (NY) RGMB 37 0809 (IJ) (NY)	RGMB 35 0109 (IS)(NY) RGMB 35 0109 (AS)(NY)
Purpose of Rider	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the RWA each year until the death of the annuitant.[2]
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the RWA each year until the annuitant's2 death
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the RWA each rider year until the annuitant's2 death.
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]	Retirement Income Choice® 1.2[3]
Rider Form Number[1]	RGMB 31 0708 (NY)	RGMB 37 0809 (IS) (NY) RGMB 37 0809 (IJ) (NY)	RGMB 35 0109 (IS)(NY) RGMB 35 0109 (AS)(NY)
Availability	• Issue age at least age 55, but not yet 86 years old for single life option and at least 71 but not yet 86 for joint life option (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB riders.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.	• Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB riders.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.	• Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB riders.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
Base Benefit and Optional Fees at issue
Percentage of WB. Additional option fees would be added to the base.

Single Life
(1/19/09 - 11/3/13)
Base Fee.....................................0.90%
DB Fee......................................0.25%
(11/10/08 - 1/18/09)
Base Fee.....................................0.75%
DB Fee......................................0.25%
Joint Life
(1/19/09 - 11/3/13)
Base Fee.....................................0.90%
DB Fee......................................0.20%
(11/10/08 - 1/18/09)
Base Fee.....................................0.75%
DB Fee......................................0.20%
Fee based on designated allocation groups and the optional benefits selected. If you elect a combination of designated allocations from among the various groups below, then your fee will be based on a weighted average of your choices.

Base Benefit Fees:
(2/21/11 - 11/3/13)
Group A....................................1.40%
Group B....................................1.00%
Group C....................................0.45%
Additional option fees would be added to the base and are as follows:
DB Single Life...........................0.25%
DB Joint Life.............................0.20%
Base Benefit Fees:
(9/21/09 - 2/20/11)
Group A....................................1.25%
Group B....................................0.90%
Group C....................................0.40%
Additional option fees would be added to the base and are as follows:
DB Single Life...........................0.25%
DB Joint Life.............................0.20%
Fee based on designated allocation groups and the optional benefits selected. If you elect a combination of designated allocations from among the various groups below, then your fee will be based on a weighted average of your choices.

Base Benefit Fees
(12/12/11 - 11/3/13)
OAM Option............................1.25%
Group A....................................1.55%
Group B....................................1.10%
Group C....................................0.70%
Additional option fees would be added to the base and are as follows:
DB Single Life...........................0.25%
DB Joint Life.............................0.20%
Base Benefit Fees
(2/21/11 - 12/11/11)
OAM Option............................1.20%
Group A....................................1.40%
Group B....................................1.00%
Group C....................................0.45%
Additional option fees would be added to the base and are as follows:
DB Single Life...........................0.25%
DB Joint Life.............................0.20%
Base Benefit Fees:
(5/1/09 - 2/20/11)
OAM Option............................1.10%
Group A....................................1.25%
Group B....................................0.90%
Group C....................................0.40%
Additional option fees would be added to the base and are as follows:
DB Single Life...........................0.25%
DB Joint Life.............................0.20%

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]	Retirement Income Choice® 1.2[3]
Rider Form Number[1]	RGMB 31 0708 (NY)	RGMB 37 0809 (IS) (NY) RGMB 37 0809 (IJ) (NY)	RGMB 35 0109 (IS)(NY) RGMB 35 0109 (AS)(NY)
Fee Frequency	• Fee is deducted annually during the accumulation phase on each rider anniversary.
• Fee is deducted from variable subaccounts only.
• A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• The fee is calculated at issue and each subsequent rider quarter for the upcoming quarter based on the fund values and WB at that point in time and stored.
• Deducted at each rider quarter-versary in arrears during the accumulation phase.
• The fee is calculated on a quarterly basis and varies depending on the fund allocation option you have chosen.
• A “rider fee adjustment” will be applied for transfers between allocation groups and for subsequent premium payments and withdrawals that change the withdrawal base.
• The base rider fee adjustment will be calculated using the same formula as the base rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period.
• The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.
• Fee is deducted from variable subaccounts only.
• A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• The fee is calculated at issue and each subsequent rider quarter for the upcoming quarter based on the fund values and WB at that point in time and stored.
• Deducted at each rider quarter-versary in arrears during the accumulation phase.
• The fee is calculated on a quarterly basis and varies depending on the fund allocation option you have chosen.
• A “rider fee adjustment” will be applied for transfers between allocation groups and for subsequent premium payments and withdrawals that change the withdrawal base.
• The base rider fee adjustment will be calculated using the same formula as the base rider fee.
• The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.
• Fee is deducted from variable subaccounts only.
• A pro-rated fee is deducted at the time the rider is terminated or upgraded.
Death Benefit	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.
The RDB does not reset due to the automatic step-up feature.	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.
The RDB does not reset due to the automatic step-up feature.	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.
The RDB does not reset due to the automatic step-up feature.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]	Retirement Income Choice® 1.2[3]
Rider Form Number[1]	RGMB 31 0708 (NY)	RGMB 37 0809 (IS) (NY) RGMB 37 0809 (IJ) (NY)	RGMB 35 0109 (IS)(NY) RGMB 35 0109 (AS)(NY)
Designated Funds Available - Policyholders who add these riders may only invest in the investment options listed. Investment options may not be available as a designated fund based on rider issue date.
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
PLEASE NOTE: These investment options may not be available on all products, may vary for certain policies and may not be available for all policies. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.	AB Balanced Wealth Strategy Portfolio
American Funds - Asset Allocation Fund
American Funds - Bond Fund
Fidelity VIP Balanced Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
GE Investments Total Return Fund
TA Aegon Money Market
TA Aegon U.S. Government Securities
TA AB Dynamic Allocation
TA Asset Allocation - Conservative
TA Asset Allocation - Moderate
TA Asset Allocation - Moderate Growth
TA BlackRock Global Allocation
TA BlackRock Tactical Allocation
TA International Moderate Growth
TA JPMorgan Core Bond
TA JPMorgan Tactical Allocation
TA Managed Risk – Balanced ETF
TA Managed Risk – Conservative ETF
TA Managed Risk – Growth ETF
TA Multi-Managed Balanced
TA PineBridge Inflation Opportunities
TA PIMCO Total Return
TA QS Investors Active Asset Allocation - Conservative
TA QS Investors Active Asset Allocation - Moderate
TA QS Investors Active Asset Allocation – Moderate Growth
Fixed Account GPOs or DCA Accounts	Designated Allocation Group A
AB Balanced Wealth Strategy Portfolio
American Funds - Asset Allocation Fund
Fidelity VIP Balanced Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
GE Investments Total Return Fund
TA Asset Allocation - Moderate Growth
TA BlackRock Equity Smart Beta 100
TA BlackRock Global Allocation Managed Risk - Growth
TA International Moderate Growth
TA Managed Risk - Growth
TA Multi-Managed Balanced
TA QS Investors Active Asset Allocation – Moderate Growth
Designated Allocation Group B
TA American Funds Managed Risk – Balanced
TA Asset Allocation - Moderate
TA BlackRock Global Allocation
TA BlackRock Global Allocation Managed Risk - Balanced
TA BlackRock Tactical Allocation
TA Managed Risk – Balanced ETF
TA QS Investors Active Asset Allocation - Moderate
Designated Allocation Group C
American Funds - Bond Fund
TA Aegon Money Market
TA Aegon U.S. Government Securities
TA AB Dynamic Allocation
TA Asset Allocation - Conservative
TA JPMorgan Core Bond
TA JPMorgan Tactical Allocation
TA Managed Risk – Conservative ETF
TA PineBridge Inflation Opportunities
TA PIMCO Total Return
TA QS Investors Active Asset Allocation - Conservative
Fixed Account.	Designated Allocation Group A
AB Balanced Wealth Strategy Portfolio
American Funds - Asset Allocation Fund
Fidelity VIP Balanced Portfolio
Franklin Templeton VIP Founding Fund
GE Investments Total Return Fund
TA Asset Allocation - Moderate Growth
TA BlackRock Equity Smart Beta 100
TA BlackRock Global Allocation Managed Risk - Growth
TA International Moderate Growth
TA Janus Balanced
TA Legg Mason Dynamic Allocation - Growth
TA Managed Risk – Growth ETF
TA Multi-Managed Balanced
TA PIMCO Tactical - Growth
TA QS Investors Active Asset Allocation – Moderate Growth
Designated Allocation Group B
TA American Funds Managed Risk - Balanced
TA Asset Allocation - Moderate
TA BlackRock Global Allocation
TA BlackRock Global Allocation Managed Risk - Balanced
TA BlackRock Tactical Allocation
TA Legg Mason Dynamic Allocation - Balanced
TA Managed Risk – Balanced ETF
TA Market Participation Strategy
TA PIMCO Tactical - Balanced
TA QS Investors Active Asset Allocation – Moderate
Designated Allocation Group C
American Funds Bond Fund
TA Aegon Money Market
TA Aegon US Government Securities
TA AB Dynamic Allocation
TA Asset Allocation - Conservative
TA JPMorgan Core Bond
TA JPMorgan Tactical Allocation
TA Managed Risk – Conservative ETF
TA PineBridge Inflation Opportunities
TA PIMCO Tactical - Conservative
TA PIMCO Total Return
TA QS Investors Active Asset Allocation - Conservative
Fixed Account

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]	Retirement Income Choice® 1.2[3]
Rider Form Number[1]	RGMB 31 0708 (NY)	RGMB 37 0809 (IS) (NY) RGMB 37 0809 (IJ) (NY)	RGMB 35 0109 (IS)(NY) RGMB 35 0109 (AS)(NY)
Allocation Methods	N/A	N/A	Open Allocation Method (OAM):
• This program will automatically allocate assets from the policyholder's separate accounts to a subaccount of our choosing when the policy value has dropped relative to the guaranteed amount.
• If the policy value increases enough in relation to the guaranteed amounts, the money will be moved back into the separate accounts (pro-rata based on the policy holder's current separate account values).
• The allocation of assets between the accounts is at our sole discretion but will initially use modern financial theory to determine the correct allocation.
• The policyholder may not allocate premium payments to, nor transfer policy value into or out of the OAM investment options.
Current OA Subaccount: TA ProFund UltraBear

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]	Retirement Income Choice® 1.2[3]
Rider Form Number[1]	RGMB 31 0708 (NY)	RGMB 37 0809 (IS) (NY) RGMB 37 0809 (IJ) (NY)	RGMB 35 0109 (IS)(NY) RGMB 35 0109 (AS)(NY)
Withdrawal Benefits - See “Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” appendix for examples showing the effect of withdrawals on the WB.
The percentage is determined by the attained age of the annuitant[2] at the time of the first withdrawal.

Age 1st WDSingle Life WD%
 0-58....................................0.0%
 59-69..................................5.0%
 70-79..................................6.0%
 80+......................................7.0%
Age 1st WDJoint Life WD%
 71-79..................................5.5%
 80+......................................6.5%
• Starting the rider anniversary following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.
• On each rider anniversary, the RWA will be reset equal to the greater of:
 1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire RWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next rider year.
The percentage (after 2/1/2010) is determined by the attained age of the annuitant[2] at the time of the first withdrawal.

Age 1st WDSingle Life WD%
 0 - 58..................................0.0%
 59-64..................................4.0%
 65-74..................................5.0%
 75 + .....................................6.0%
Age 1st WDJoint Life WD%
 0 - 58..................................0.0%
 59-64..................................3.5%
 65-74..................................4.5%
 75 + .....................................5.5%
NOTE: Prior to 2/1/2010 the age bands regarding the withdrawal percentages above were as follows:
 0-58 59-69 70-79 80+
• Starting the rider anniversary following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.
• On each rider anniversary, the RWA will be reset equal to the greater of:
 1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire RWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next rider year.
The percentage (after 12/12/2011) is determined by the attained age of the annuitant[2] at the time of the first withdrawal.

Age 1st WDSingle Life WD%
 0 - 58..................................0.0%
 59-64..................................4.0%
 65-79..................................5.0%
 80 + .....................................6.0%
Age 1st WDJoint Life WD%
 0 - 58..................................0.0%
 59-64..................................3.5%
 65-79..................................4.5%
 80 + .....................................5.5%
NOTE: Prior to 2/1/2010 the age bands regarding the withdrawal percentages above were as follows:
 0-58 59-69 70-79 80+
- After 2/1/2010 and prior to 12/12/2011 the age bands regarding the withdrawal percentages above were as follows:
 0-58 59-64 65-74 75+
• Starting the rider anniversary following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.
• On each rider anniversary, the RWA will be reset equal to the greater of:
 1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire RWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next rider year.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]	Retirement Income Choice® 1.2[3]
Rider Form Number[1]	RGMB 31 0708 (NY)	RGMB 37 0809 (IS) (NY) RGMB 37 0809 (IJ) (NY)	RGMB 35 0109 (IS)(NY) RGMB 35 0109 (AS)(NY)
Automatic Step-Up Benefit	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary;
3) The highest policy value on a rider monthiversarySM*; or
4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**
* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.
** Item 4) is set to zero after the first 10 rider years or if there have been any withdrawals in the current rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage after the 5th rider anniversary.
• If the largest value is 1) or 4) above, this is not considered a step-up.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary;
3) The highest policy value on a rider monthiversarySM*; or
4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**
* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.
** Item 4) is set to zero after the first 10 years or if there have been any withdrawals in the current rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage after the 5th rider anniversary.
• If the largest value is 1) or 4) above, this is not considered a step-up.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.
NOTE: The benefit percentage will also increase if you have crossed into another age band prior to an automatic step-ups after the election date.	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary;
3) The highest policy value on a rider monthiversarySM*; or
4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**
* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.
** Item 4) is set to zero after the first 10 years or if there have been any withdrawals in the current rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage after the 5th rider anniversary.
• If the largest value is 1) or 4) above, this is not considered a step-up.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.
NOTE: The benefit percentage will also increase if you have crossed into another age band prior to an automatic step-ups after the election date.
Exercising Rider	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each calendar year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2] this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each calendar year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit.	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each rider year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]	Retirement Income Choice® 1.2[3]
Rider Form Number[1]	RGMB 31 0708 (NY)	RGMB 37 0809 (IS) (NY) RGMB 37 0809 (IJ) (NY)	RGMB 35 0109 (IS)(NY) RGMB 35 0109 (AS)(NY)
Income Benefit or Other Benefit Payout Considerations	Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.
Double Withdrawal Base Feature: If no withdrawals have been made within the first 10 rider years or before the anniversary following the annuitant's2 attained age 67 (or age 73 for joint life option), the WB on that rider anniversary will be the greater of;
1) the current WB; or
2) premiums applied within 90 days of the rider date multiplied by 2.
NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.	Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.
NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.	Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.
NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.
Rider Upgrade	• Upgrades allowed within a 30 day window following each successive 5th rider anniversary.
• Rider availability and fees may vary at time of upgrade
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.
• An upgrade will reset the WB, RDB, RWA and Income Benefit determination.
• Rider Fee percentage will be the fee percentage that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.	• Upgrades allowed within 30 day window following each successive rider anniversary.
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.
• An upgrade will reset the WB and RDB.
• Rider Fee Percentage will be the fee percentage that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.	• Upgrades allowed within a 30 day window following each successive 5th rider anniversary.
• Rider availability and fees may vary at time of upgrade
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.
• An upgrade will reset the WB and RDB.
• Rider Fee Percentage will be the fee percentage that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]	Retirement Income Choice® 1.2[3]
Rider Form Number[1]	RGMB 31 0708 (NY)	RGMB 37 0809 (IS) (NY) RGMB 37 0809 (IJ) (NY)	RGMB 35 0109 (IS)(NY) RGMB 35 0109 (AS)(NY)
Rider Termination	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each successive 5th rider anniversary.
• The rider will be terminated the date we receive written notice from you requesting termination.
• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each successive 5th rider anniversary.
• The rider will be terminated the date we receive written notice from you requesting termination.
• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each successive 5th rider anniversary.
• The rider will be terminated the date we receive written notice from you requesting termination.
• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.
(1)	Rider form number may be found on the bottom left corner of your rider pages.
(2)	If the rider's Joint Life option has been elected for an additional fee, the benefits and features available could differ from the Single Life Option based on the age of the annuitant's spouse.
(3)	This rider and additional options may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the riders. The application and operation of the riders are governed by the terms and conditions of the rider itself.

TRANSAMERICA LIBERTYSM NY VARIABLE ANNUITY

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

Separate Account VA BNY

Supplement Dated May 1, 2016

to the

Prospectus dated May 1, 2016

We will not accept any premium payment that is allocated to the fixed account or the dollar cost averaging fixed account in excess of $5,000. We also will not accept any premium payment or transfer which would result in the aggregate policy value in the fixed account and the dollar cost averaging fixed account exceeding $5,000.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica LibertySM NY Variable Annuity dated May 1, 2016

Transamerica Variable Annuity Series	Partners Variable Annuity SeriesSM
Transamerica AxiomSM II	Transamerica Advisor EliteSM II
Transamerica PrincipiumSM III	Transamerica PrincipiumSM II Variable Annuity
Transamerica LandmarkSM NY Variable Annuity	Transamerica LibertySM NY Variable Annuity
Transamerica AxiomSM NY Variable Annuity

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA BNY

Supplement dated May 1, 2016

(for Applications signed on or after May 1, 2016)

to the

Prospectus dated May 1, 2016

This Rate Sheet Prospectus Supplement (this “supplement”) applies to the above listed Transamerica variable annuities and should be read and retained with your variable annuity prospectus. If you would like another copy of the current prospectus, please call us at (800) 525-6205.

We are issuing this supplement to provide the growth percentage and withdrawal percentages that we are currently offering for the Retirement Income Choice® 1.6 as described in the Retirement Income Choice® 1.6 – Base Benefit – Withdrawal Percentage and the Retirement Income Choice® 1.6 – Base Benefit –Growth sections of the prospectus. This supplement replaces and supersedes any previously issued Rate Sheet Prospectus Supplement(s), and must be used in conjunction with the above effective variable annuity prospectuses, as amended.

The rates below apply for applications signed between May 1, 2016 and June 30, 2016. The growth percentage and withdrawal percentages may be different than those listed below for applications signed after June 30, 2016. The withdrawal percentage applicable to your policy will not change for the life of your policy (unless subject to an automatic step-up as described in the Automatic Step-Up section of your prospectus). The growth percentage can change upon manual reset, which is a manual process under which your current rider is terminated and a new rider is issued. You can only elect to reset during the 30 day period following each successive fifth rider anniversary and if all other rider issue requirements are met as further described in the Retirement Income Choice® 1.6 – Base Benefit- Manual Resets section of your prospectus. The Rate Sheet Prospectus Supplement applicable to your policy will be included with your prospectus. Please work with your financial professional or visit www.transamerica.com to confirm the current rates.

GROWTH PERCENTAGE

5.50%*

*	For policies with the Joint Life Option, the growth percentage will be 0.50% lower.

WITHDRAWAL PERCENTAGE

Age at time of first withdrawal	Withdrawal Percentage - Single Life Option**	Withdrawal Percentage - Joint Life Option**
0-58	0.00%	0.00%
59-64	4.00%	3.50%
65-79	5.00%	4.50%
≥ 80	6.00%	5.50%

**	The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday.

Please note: In order for you to receive the growth percentage and withdrawal percentages reflected above, your application must be signed within the time period disclosed We must also receive your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time.

Please keep this Rate Sheet Prospectus Supplement for future reference.

STATEMENT OF ADDITIONAL INFORMATION
TRANSAMERICA LIBERTYSM NY VARIABLE ANNUITY
Issued through
SEPARATE ACCOUNT VA BNY
Offered by
TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY
This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Transamerica LibertySM NY Variable Annuity offered by Transamerica Financial Life Insurance Company. You may obtain a copy of the current prospectus, dated May 1, 2016, by calling (800) 525-6205, or write us at: Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.
This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.
Dated: May 1, 2016

ii

GLOSSARY OF TERMS
accumulation unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.
Administrative Office—Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.
annuitant—The person on whose life any annuity payments involving life contingencies will be based.
annuity commencement date—The date upon which annuity payments are to commence.
annuity payment option—A method of receiving a stream of annuity payments selected by the owner.
annuity unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.
assumed investment return or AIR—The annual effective rate shown in the contract that is used in the calculation of each variable annuity payment.
beneficiary—The person who has the right to the death benefit as set forth in the policy.
business day—A day when the New York Stock Exchange is open for regular trading.
cash value—The policy value less any applicable service charge, surrender charge and premium tax charge, if any, and rider fees (imposed upon surrender).
Code—The Internal Revenue Code of 1986, as amended.
enrollment form—A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.
excess partial surrender—The portion of a partial surrender (surrender) that exceeds the free amount.
fixed account—One or more guaranteed period options under the policy that are part of our general assets and are not in the separate account.
free amount—The amount that can be withdrawn each year without incurring any surrender charges.
guaranteed lifetime withdrawal benefit—Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider.
guaranteed period options—The various guaranteed interest rate periods of the fixed account which we may offer and into which premium payments may be paid or amounts transferred.
nonqualified policy—A policy other than a qualified policy.
owner (you, your)—The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and before the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.
policy date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
policy value—On or before the annuity commencement date, the policy value is equal to the owner's:
•	premium payments; minus
•	gross partial surrenders (partial surrenders plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge plus taxes (on the withdrawal)); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
•	accumulated losses in the separate account; minus
•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.
policy year—A policy year begins on the policy date and on each anniversary thereafter.
premium payment—An amount paid to us by the owner or on the owner's behalf as consideration for the benefits provided by the policy.
1

qualified policy—A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.
separate account—Separate Account VA BNY, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
separate account value—The portion of the policy value that is invested in the separate account.
service charge—An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $30, but will not exceed 2% of the policy value.
subaccount—A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.
supportable payment—The amount equal to the sum of the variable annuity unit values multiplied by the number of variable annuity units in each of the selected subaccounts.
surrender charge—A percentage of each premium payment that depends upon the length of time from the date of each premium payment. The surrender charge is assessed on full or partial surrenders from the policy. A surrender charge may also be referred to as a “contingent deferred sales charge.”
valuation period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made on each business day.
variable annuity payments—Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.
written notice—Written notice, signed by the owner, that gives the Company the information it requires and is received in good order at the Administrative Office. For some transactions, the Company may accept an electronic notice, such as telephone instructions. Such electronic notice must meet the requirements for good order that the Company establishes for such notices.
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In order to supplement the description in the prospectus, the following provides additional information about the Company (the Company, we, us or our) and the policy, which may be of interest to a prospective purchaser.
THE POLICY—GENERAL PROVISIONS
Owner
The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with our consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.
Unless we have been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.
Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner's estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.
The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.
When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment we have made or action we have taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.
Entire Contract
The entire contract consists of the policy and any application, endorsements and riders. If any portion of the policy or rider attached thereto shall be found to be invalid, unenforceable or illegal, the remainder shall not in any way be affected or impaired thereby, but shall have the same force and effect as if the invalid, unenforceable or illegal portion had not been inserted.
Misstatement of Age or Sex
During the Accumulation Phase. If the age of any person whose life or age a benefit provided under a guaranteed benefit has been misstated, any such benefit will be that which would have been purchased on the basis of the correct age. If that person would not have been eligible for that guaranteed benefit at the correct age, (i) the benefit will be rescinded; and (ii) any charges that were deducted for the benefit will be refunded and applied to the total account value of the policy.
We reserve the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the policy.
After the Annuity Commencement Date. We may require proof of the annuitant’s or owner’s age and/or sex before any payments associated with any benefits are made. If the age or sex of the annuitant and/or owner has been misstated, we will change the payment associated with any benefits payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by us shall be paid in full with the next payment due such person, beneficiary, or payee. The dollar amount of any overpayment made by us due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest specified in your policy, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to us.
Reallocation of Annuity Units After the Annuity Commencement Date
After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the
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annuity units remaining in an account or subaccount after a reallocation is less than $10, we reserve the right to include the value of those annuity units as part of the transfer. The request must be in writing to our Administrative Office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.
After the annuity commencement date, no transfers may be made from the fixed account to the separate account.
Annuity Payment Options
During the lifetime of the annuitant and before the annuity commencement date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by us in good order at least thirty (30) days before the annuity commencement date (elections less than 30 days require prior approval). If no election is made before the annuity commencement date, annuity payments will be made under (1) life income with level (fixed) payments for 10 years certain, using the existing policy value of the fixed account, or (2) life income with variable payments for 10 years certain using the existing policy value of the separate account, or (3) a combination of (1) and (2). These default options may be restricted with respect to qualified policies.
The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount we have at the death of a payee. Naming these payees cancels any prior choice of a successor payee.
A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells us in writing and we agree.
Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 5% effective annual Assumed Investment Return and the “Annuity 2000” (male, female and unisex if required by law) mortality table projected for improvement using projection scale G. The rates were projected dynamically using an assumed annuity commencement date of 2005. the “Annuity 2000” mortality rates are adjusted based on improvements in mortality to more appropriately reflect increased longevity. The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary. For certain qualified policies the use of unisex mortality tables may be required.
Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state and Federal law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant's actual age nearest birthday, on the annuity commencement date, adjusted as described in your policy. This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.
Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.
Death Benefit
Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death or any other proof satisfactory to us will constitute due proof of death. If the annuitant dies after the annuity commencement date, no death benefit is payable and the amount payable will depend on the annuity income option.
Upon receipt in good order of this proof and an election of a method of settlement, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information about the beneficiary(ies) to make the payment. The death benefit may be paid as a lump sum, as annuity payments or as otherwise permitted by the Company in accordance with applicable law unless a settlement agreement is effective at the death of the owner preventing such election.
If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the policy value. If the new owner is not the deceased owner's spouse, however, (1) the policy value must be distributed within five years after the date of the deceased owner's death, or (2) payments under an annuity payment option must
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begin no later than one year after the deceased owner's death and must be made for the new owner's lifetime or for a period certain (so long as any period certain does not exceed the new owner's life expectancy). If the sole new owner is the deceased owner's surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.
Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending us written notice. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by us. We will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.
Death of Owner
Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See the TAX INFORMATION section in the prospectus for more information about these rules. Other rules may apply to qualified policies.
Assignment
During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on us until a copy has been filed at its Administrative Office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. We assume no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.
Unless you so direct by filing written notice with us, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary's creditors.
Ownership under qualified policies is restricted to comply with the Code.
Evidence of Survival
We reserve the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until we receive such evidence.
Non-Participating
The policy will not share in our surplus earnings; no dividends will be paid.
Amendments
No change in the policy is valid unless made in writing by us and approved by one of our officers. No registered representative has authority to change or waive any provision of the policy.
We reserve the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.
Employee and Agent Purchases
The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of ours or our affiliated companies or their immediate family. In such a case, we in our discretion, may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs we experience on those purchases. We may offer certain employer sponsored savings plans, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which we are not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.
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Present Value of Future Variable Payments
The present value of future period certain variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request (in good order), multiplied by (b) the number of payments remaining, multiplied by a discount rate (such as the assumed investment rate or “AIR”).
INVESTMENT EXPERIENCE
A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.
Accumulation Units
Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.
Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the Administrative Office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for regular trading.
An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.
The net investment factor for any subaccount for any valuation period is determined by dividing (A + B - C) by (D) and subtracting (D) from the result, where the net result of:
A	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus
B	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus
C	a per share credit or charge for any taxes determined by us to have resulted during the valuation period from the investment operations of the subaccount;
D	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and
E	is an amount representing the separate account charge and any optional benefit fees, if applicable.
Illustration of Separate Account Accumulation Unit Value Calculations
Formula and Illustration for Determining the Net Investment Factor
Net Investment Factor =	(A + B - C)	- E
D
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Where:
A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.
Assume A = $11.57
B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
Assume B = 0
C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
Assume C = 0
D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.
Assume D = $11.40
E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees, if applicable. Assume E totals 1.85% on an annual basis; On a daily basis, this equals 0.000050223.

Then, the net investment factor =	(11.57 + 0 – 0)	- 0.000050223 = Z = 1.014862058
(11.40)
Formula for Determining Accumulation Unit Value
Accumulation Unit Value = A * B
Where:
A =	The accumulation unit value for the immediately preceding valuation period.
Assume A = $X
B =	The net investment factor for the current valuation period.
Assume B = Y
Then, the accumulation unit value = $X * Y = $Z
Annuity Unit Value and Annuity Payment Rates
The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to A multiplied by B multiplied by C, where:
A	is the variable annuity unit value for the subaccount on the immediately preceding business day;
B	is the net investment factor for that subaccount for the valuation period; and
C	is the assumed investment return adjustment factor for the valuation period.
The assumed investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.
The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:
(i)	is the result of:
(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus
(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus
(3)	a per share charge or credit for any taxes reserved for, which we determine to have resulted from the investment operations of the subaccount.
(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.
(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of shares held in that subaccount.
The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.
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The annuity payment rates generally vary according to the annuity option elected and the gender and adjusted age of the annuitant at the annuity commencement date. The policy contains a table for determining the adjusted age of the annuitant.
Calculations for Annuity Unit
Value and Variable Annuity Payments
Formula for Determining Annuity Unit Value
Annuity Unit Value = A * B * C
Where:
A =	Annuity unit value for the immediately preceding valuation period.
Assume A = $X
B =	Net investment factor for the valuation period for which the annuity unit value is being calculated.
Assume B = Y
C =	A factor to neutralize the annual assumed investment return of 5% built into the Annuity Tables used.
Assume C = Z
Then, the annuity unit value is: $X * Y * Z = $Q
Formula for Determining Amount of
First Monthly Variable Annuity Payment
First monthly variable annuity payment =	A * B
$1,000

Where:
A =	The adjusted policy value as of the annuity commencement date.
Assume A = $X
B =	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
Assume B = $Y

Then, the first monthly variable annuity payment =	$X * $Y	= $Z
1,000
Formula for Determining the Number of Annuity Units
Represented by Each Monthly Variable Annuity Payment
Number of annuity units =	A
B

Where:
A =	The dollar amount of the first monthly variable annuity payment.
Assume A = $X
B =	The annuity unit value for the valuation date on which the first monthly payment is due.
Assume B = $Y

Then, the number of annuity units =	$X	= Z
$Y
PERFORMANCE
We periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of non-standard performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and
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expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.
Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges.
Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.
Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.
HISTORICAL PERFORMANCE DATA
Money Market Yields
We may from time to time disclose the current annualized yield of the money market subaccount, which invests in the corresponding money market portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the money market subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula.
Current Yield = ((NCS * ES)/UV) * (365/7)
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
Because of the charges and deductions imposed under a policy, the yield for the money market subaccount will be lower than the yield for the corresponding money market portfolio. The yield calculations do not reflect the effect of any premium taxes. The yield calculations also do not reflect surrender charges that may be applicable to a particular policy. Surrender charges range from 8% to 0% of the amount of premium payments surrendered based on the number of years since the premium payment was made. Surrender charges are based on the number of years since the date the premium payment was made, not the policy issue date.
We may also disclose the effective yield of the money market subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula.
Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
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The yield on amounts held in the money market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding money market portfolio, the types and quality of portfolio securities held by the corresponding money market portfolio and its operating expenses.
Total Returns
We may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.
Total returns will be calculated using subaccount unit values which we calculate on each business day based on the performance of the separate account's underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula.
P (1 + T)N = ERV
Where:
T	=	The average annual total return net of subaccount recurring charges.
ERV	=	The ending redeemable value of the hypothetical account at the end of the period.
P	=	A hypothetical initial payment of $1,000.
N	=	The number of years in the period.
Other Performance Data
We may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.
We may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula except that the surrender charge percentage will be assumed to be 0%.
CTR = (ERV / P)-1
Where:
CTR	=	The cumulative total return net of subaccount recurring charges for the period.
ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.
P	=	A hypothetical initial payment of $1,000.
All non-standard performance data will only be advertised if the standard performance data is also disclosed.
Adjusted Historical Performance Data
From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.
PUBLISHED RATINGS
We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect our financial strength. The
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ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms.
STATE REGULATION OF US
We are subject to the laws of jurisdiction governing insurance companies and to regulation by the jurisdiction Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering our operations for the preceding year and our financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine our contract liabilities and reserves so that the Department may determine the items are correct. Our books and accounts are subject to review by the Department of Insurance at all times, and a full examination of our operations are conducted periodically by the National Association of Insurance Commissioners. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which it may operate.
ADMINISTRATION
We perform administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.
RECORDS AND REPORTS
All records and accounts relating to the separate account will be maintained by us. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, we will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments we send to you) you may only receive quarterly confirmations.
DISTRIBUTION OF THE POLICIES
We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (“TCI”), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below).
TCI's home office is located at 1800 California St. Suite 5200 Denver, Colorado 80202. TCI is an indirect, wholly owned subsidiary of AEGON USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of Financial Industry Regulatory Authority (“FINRA”). TCI is not a member of the Securities Investor Protection Corporation.
The policies were offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives with these selling firms are appointed as our insurance agents.
We and our affiliates provide paid-in capital to TCI and pay for TCI's operating and other expenses, including overhead, legal and accounting fees. We also pay TCI an “override” payment based on the pricing of the product which becomes part of TCI's assets. In addition, we pay commission to TCI for policy sales; these commissions are passed through to the selling firms with TCI not retaining any portion of the commissions. During fiscal year 2015, 2014 and 2013 the amounts paid to TCI in connection with all policies sold through the separate account were $2,889,484, $2,636,474 and $5,428,537, respectively.
We and/or TCI or another affiliate may pay certain selling firms additional cash amounts for: (1) marketing allowances, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses of the selling firms. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. Differences in compensation paid to a selling firm or its sales representatives for selling one product over another may create conflicts of interests for such firms or its sales representatives.
11

VOTING RIGHTS
To the extent required by law, we will vote the underlying fund portfolios' shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we will determine that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.
Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.
After the annuity commencement date, you have the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.
The number of votes that you have the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. We will solicit voting instructions by sending you, or other persons entitled to vote, requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by us in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.
Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.
OTHER PRODUCTS
We make other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.
CUSTODY OF ASSETS
We hold assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from our general account assets. We maintain records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by our fidelity bond, presently in the amount of $5,000,000, covering the acts of our officers and employees.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements of the Separate Account VA BNY, as of December 31, 2015 and for the years ended December 31, 2015 and 2014, and the statutory-basis financial statements and schedules of Transamerica Financial Life Insurance Company as of December 31, 2015 and 2014 and for the two years ended December 31, 2015 included in this Statement of Additional Information, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given upon the authority of such firm as experts in accounting and auditing.
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
The statutory-basis statement of operations, changes in capital and surplus and cash flow of Transamerica Financial Life Insurance Company for the year ended December 31, 2013, appearing herein, have been audited by Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.
12

OTHER INFORMATION
A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement and the amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.
FINANCIAL STATEMENTS
The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA BNY, which are available for investment by Transamerica LibertySM NY Variable Annuity policy owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Financial Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of us to meet our obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.
13

APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit values and the number of accumulation units outstanding for the total separate account expenses listed therein (including any applicable fund facilitation fees) for each subaccount available on December 31, 2015.
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.684242 $1.604688 $1.408399 $1.267844 $1.334562 $1.234764 $1.012506 $1.000000	$1.671756 $1.684242 $1.604688 $1.408399 $1.267844 $1.334562 $1.234764 $1.012506	329,857.594 341,817.524 331,897.011 361,683.440 261,376.231 105,618.761 27,766.779 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.443466 $1.345202 $1.017951 $0.884374 $0.849153 $0.766719 $0.648864 $1.000000	$1.437467 $1.443466 $1.345202 $1.017951 $0.884374 $0.849153 $0.766719 $0.648864	226,063.185 229,724.987 225,487.026 163,472.029 132,818.515 14,939.804 5,995.495 0.000
AB Large Cap Growth Portfolio – Class B Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.605612 $1.436512 $1.067949 $0.932118 $0.986356 $0.914663 $0.679461 $1.000000	$1.747576 $1.605612 $1.436512 $1.067949 $0.932118 $0.986356 $0.914663 $0.679461	12,504.991 23,281.733 82,871.285 89,141.720 97,415.734 94,511.078 14,441.083 14,471.332
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.563990 $1.515831 $1.251855 $1.100704 $1.109924 $1.007757 $0.989772	$1.552490 $1.563990 $1.515831 $1.251855 $1.100704 $1.109924 $1.007757	1,849,639.660 1,861,846.612 873,446.749 789,805.899 590,106.167 532,471.262 0.000
American Funds - Bond FundSM - Class 2(3) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.094921 $1.062391 $1.109181 $1.075369 $1.035242 $0.993473 $1.000893	$1.074812 $1.094921 $1.062391 $1.109181 $1.075369 $1.035242 $0.993473	449,565.607 515,390.929 480,415.586 443,029.453 215,490.343 18,002.949 0.000
American Funds - Growth FundSM - Class 2(3) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.704342 $1.604463 $1.259737 $1.091648 $1.164887 $1.002616 $0.986475	$1.782896 $1.704342 $1.604463 $1.259737 $1.091648 $1.164887 $1.002616	1,667,775.372 1,702,861.254 793,969.648 633,100.261 691,293.014 410,697.746 404,788.135
American Funds - Growth-Income FundSM - Class 2(3) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.720159 $1.588241 $1.215261 $1.056766 $1.099564 $1.008005 $0.986796	$1.708446 $1.720159 $1.588241 $1.215261 $1.056766 $1.099564 $1.008005	641,680.791 646,710.625 578,808.861 535,738.161 63,010.716 21,976.086 0.000
14

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - International FundSM - Class 2(3) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.134980 $1.190996 $1.000207 $0.866634 $1.028927 $0.980131 $0.982906	$1.060794 $1.134980 $1.190996 $1.000207 $0.866634 $1.028927 $0.980131	510,570.978 531,101.154 556,487.130 231,594.421 148,020.749 66,855.458 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.404187 $1.299933 $1.109951 $0.984660 $1.042736 $0.901874 $0.664068 $1.000000	$1.383644 $1.404187 $1.299933 $1.109951 $0.984660 $1.042736 $0.901874 $0.664068	1,261,022.897 1,232,404.429 1,182,703.741 1,564,069.451 1,275,579.164 319,030.033 253,945.587 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.500276 $1.368536 $1.064384 $0.933500 $0.977967 $0.851856 $0.640460 $1.000000	$1.479139 $1.500276 $1.368536 $1.064384 $0.933500 $0.977967 $0.851856 $0.640460	730,989.750 717,202.585 723,674.585 500,202.564 463,202.865 72,670.916 26,365.285 0.000
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.388678 $1.303810 $1.038837 $0.903977 $0.914681 $0.810662 $0.635692 $1.000000	$1.305658 $1.388678 $1.303810 $1.038837 $0.903977 $0.914681 $0.810662 $0.635692	54,808.808 55,536.649 56,448.567 88,521.711 104,790.471 0.000 0.000 0.000
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.454275 $1.334235 $0.999194 $0.889645 $0.906359 $0.745285 $0.593199 $1.000000	$1.526451 $1.454275 $1.334235 $0.999194 $0.889645 $0.906359 $0.745285 $0.593199	47,076.392 60,293.680 67,284.400 71,670.890 115,006.862 51,087.864 7,922.045 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.588023 $1.525405 $1.143456 $1.016663 $1.161485 $0.920074 $0.670542 $1.000000	$1.533780 $1.588023 $1.525405 $1.143456 $1.016663 $1.161485 $0.920074 $0.670542	327,707.957 374,706.062 366,353.924 247,155.838 161,197.874 33,933.412 1,217.119 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.591770 $1.522084 $1.190793 $0.954573 $1.068798 $0.861623 $0.558417 $1.000000	$1.512990 $1.591770 $1.522084 $1.190793 $0.954573 $1.068798 $0.861623 $0.558417	199,891.229 224,388.146 282,820.688 172,276.119 176,821.001 43,336.099 2,204.620 0.000
15

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount inception date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.813623 $1.800367 $1.484760 $1.315087 $1.364151 $1.262175 $0.989834 $1.000000	$1.667103 $1.813623 $1.800367 $1.484760 $1.315087 $1.364151 $1.262175 $0.989834	222,474.856 243,539.721 305,913.440 344,992.166 147,418.379 83,182.907 14,557.594 0.000
Franklin Income VIP Fund - Class 2 Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.370579 $1.334345 $1.192751 $1.078478 $1.072808 $0.969753 $0.728407 $1.000000	$1.250750 $1.370579 $1.334345 $1.192751 $1.078478 $1.072808 $0.969753 $0.728407	505,706.359 532,099.160 548,321.907 563,988.628 579,207.647 268,248.953 0.000 0.000
Franklin Mutual Shares VIP Fund - Class 2 Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.328589 $1.263199 $1.003075 $0.894331 $0.920438 $0.843067 $0.681225 $1.000000	$1.240060 $1.328589 $1.263199 $1.003075 $0.894331 $0.920438 $0.843067 $0.681225	92,583.613 94,759.955 96,865.502 99,050.212 266,288.756 32,425.737 0.000 0.000
GE Investments Total Return Fund - Class 3(2) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.299032 $1.261659 $1.123081 $1.021117 $1.075335 $1.003397 $0.988804	$1.255838 $1.299032 $1.261659 $1.123081 $1.021117 $1.075335 $1.003397	124,122.318 126,682.512 140,590.074 174,404.385 88,339.456 16,509.579 0.000
Invesco V.I. American Franchise Fund – Series II Shares Subaccount inception date April 27, 2012	2015 2014 2013 2012	$1.401063 $1.319222 $0.961131 $1.000000	$1.440954 $1.401063 $1.319222 $0.961131	37,664.071 38,186.977 38,939.245 39,601.122
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.207337 $1.155860 $0.883339 $0.764749 $0.806245 $0.767822 $0.529332 $1.000000	$1.059095 $1.207337 $1.155860 $0.883339 $0.764749 $0.806245 $0.767822 $0.529332	73,777.549 74,501.329 75,446.954 76,317.694 258,194.335 10,180.240 4,826.095 0.000
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.757866 $1.595119 $1.230406 $1.071294 $1.109404 $0.900194 $0.634742 $1.000000	$1.790954 $1.757866 $1.595119 $1.230406 $1.071294 $1.109404 $0.900194 $0.634742	17,714.355 18,124.136 18,526.332 19,290.070 73,500.649 1,062.459 0.000 0.000
Janus Aspen – Global Research Portfolio – Service Shares Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.235458 $1.174010 $0.933590 $0.793380 $0.939457 $0.828283 $0.613959 $1.000000	$1.182289 $1.235458 $1.174010 $0.933590 $0.793380 $0.939457 $0.828283 $0.613959	73,350.535 74,387.076 75,371.572 94,323.218 270,807.301 28,580.120 7,654.377 0.000
16

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS ® New Discovery Series – Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.917561 $2.111279 $1.522688 $1.282905 $1.459792 $1.093694 $0.683716 $1.000000	$1.842333 $1.917561 $2.111279 $1.522688 $1.282905 $1.459792 $1.093694 $0.683716	102,325.612 113,096.177 142,422.984 149,321.543 158,771.033 52,804.858 6,864.678 0.000
MFS ® Total Return Series – Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.350840 $1.271144 $1.090345 $1.001154 $1.003730 $0.932473 $0.806742 $1.000000	$1.318618 $1.350840 $1.271144 $1.090345 $1.001154 $1.003730 $0.932473 $0.806742	83,572.000 84,749.097 86,091.940 103,969.058 322,185.064 65,034.845 5,939.828 0.000
Templeton Foreign VIP Fund - Class 2 Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.011899 $1.159717 $0.960530 $0.827515 $0.943095 $0.886044 $0.658517 $1.000000	$0.929007 $1.011899 $1.159717 $0.960530 $0.827515 $0.943095 $0.886044 $0.658517	243,593.719 252,277.801 259,956.691 291,382.435 304,787.772 28,980.035 3,159.797 0.000
TA AB Dynamic Allocation - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.062859 $1.027492 $0.979079 $0.942654 $0.944319 $0.881152 $0.684218 $1.000000	$1.039173 $1.062859 $1.027492 $0.979079 $0.942654 $0.944319 $0.881152 $0.684218	1,139,335.932 1,064,817.705 1,174,928.505 1,063,024.021 860,732.020 118,071.359 5,965.822 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.498539 $1.473157 $1.411126 $1.227463 $1.195869 $1.085851 $0.753059 $1.000000	$1.408060 $1.498539 $1.473157 $1.411126 $1.227463 $1.195869 $1.085851 $0.753059	330,214.932 314,518.955 312,224.043 310,124.237 297,325.117 68,364.454 53,263.562 0.000
TA Aegon Government Money Market - Service Class(4) Subaccount inception date November 1, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$0.954948 $0.972561 $0.990495 $1.008860 $1.027423 $1.046386 $1.065635 $1.062426 $1.032942 $1.006977	$0.937654 $0.954948 $0.972561 $0.990495 $1.008860 $1.027423 $1.046386 $1.065635 $1.062426 $1.032942	217,574.082 242,210.741 328,496.915 1,369,481.974 2,579,260.605 627,797.435 511,799.040 366,210.346 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.149320 $1.121015 $1.170868 $1.137319 $1.079643 $1.055054 $1.031288 $1.000000	$1.126462 $1.149320 $1.121015 $1.170868 $1.137319 $1.079643 $1.055054 $1.031288	431,559.822 463,385.715 545,402.650 1,098,559.312 1,161,538.858 1,063,020.381 243,187.371 12,572.024
17

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.149320 $1.121015 $1.170868 $1.137319 $1.079643 $1.055054 $1.031288 $1.000000	$1.126462 $1.149320 $1.121015 $1.170868 $1.137319 $1.079643 $1.055054 $1.031288	2,000,332.155 1,824,756.548 2,030,618.590 8,699.332 8,765.784 6,578.134 6,891.253 7,030.574
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999498	$9.502299	6,786.661
TA Asset Allocation - Conservative - Service Class Subaccount inception date February 9, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.377823 $1.376491 $1.285126 $1.221160 $1.215054 $1.138407 $0.928285 $1.202992 $1.154410 $1.077220	$1.323785 $1.377823 $1.376491 $1.285126 $1.221160 $1.215054 $1.138407 $0.928285 $1.202992 $1.154410	2,424,756.776 2,519,130.537 3,290,701.188 3,945,151.802 3,267,356.838 1,595,462.698 1,382,410.883 1,693,799.711 1,098,141.414 1,050,707.773
TA Asset Allocation - Growth - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.216220 $1.209260 $0.974477 $0.883164 $0.953791 $0.847313 $0.666176 $1.000000	$1.168850 $1.216220 $1.209260 $0.974477 $0.883164 $0.953791 $0.847313 $0.666176	516,317.227 645,111.438 688,379.303 523,600.362 382,609.457 58,176.903 47,075.089 27,503.401
TA Asset Allocation - Moderate - Service Class Subaccount inception date February 9, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.477370 $1.466436 $1.319011 $1.231357 $1.250439 $1.156343 $0.933246 $1.287953 $1.217724 $1.115143	$1.414613 $1.477370 $1.466436 $1.319011 $1.231357 $1.250439 $1.156343 $0.933246 $1.287953 $1.217724	6,383,827.140 7,431,826.505 8,078,271.471 6,093,970.740 3,838,092.987 2,374,643.372 1,396,389.076 958,046.663 817,471.476 701,620.351
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date February 9, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.521542 $1.512668 $1.294200 $1.194376 $1.244756 $1.127877 $0.898363 $1.364177 $1.291911 $1.158857	$1.456268 $1.521542 $1.512668 $1.294200 $1.194376 $1.244756 $1.127877 $0.898363 $1.364177 $1.291911	9,950,967.578 10,384,277.252 11,188,808.990 10,754,302.223 9,694,784.974 10,306,247.595 9,368,052.034 7,864,970.455 4,657,778.127 1,877,328.306
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.359196 $1.236726 $0.969476 $0.885892 $0.880613 $0.814239 $0.729294 $1.000000	$1.283368 $1.359196 $1.236726 $0.969476 $0.885892 $0.880613 $0.814239 $0.729294	377,998.633 369,817.446 325,432.390 331,851.125 107,692.820 38,087.295 7,047.767 7,060.591
18

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.473501 $1.476298 $1.315261 $1.219381 $1.292577 $1.200425 $1.000000	$1.428977 $1.473501 $1.476298 $1.315261 $1.219381 $1.292577 $1.200425	1,588,407.287 1,768,400.296 1,951,945.377 1,798,422.892 1,666,535.890 1,038,113.167 212,505.652
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$10.229709	$9.390223	2,209.143
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2015	$10.219797	$9.194369	5,280.264
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.646557 $1.596096 $1.446990 $1.339734 $1.315228 $1.204175 $1.000000	$1.614628 $1.646557 $1.596096 $1.446990 $1.339734 $1.315228 $1.204175	2,846,272.313 3,276,472.696 3,339,950.239 2,663,609.293 1,193,381.736 779,745.441 128,537.172
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.196475 $1.075615 $1.056340 $0.860931 $0.932888 $0.824058 $0.631030 $1.000000	$1.164495 $1.196475 $1.075615 $1.056340 $0.860931 $0.932888 $0.824058 $0.631030	347,220.413 465,731.164 348,954.890 318,456.752 123,565.043 56,510.631 19,456.323 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2006	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.015093 $1.042092 $0.943729 $0.854595 $0.941300 $0.869641 $0.684863 $1.095389 $1.028417 $1.000000	$0.977859 $1.015093 $1.042092 $0.943729 $0.854595 $0.941300 $0.869641 $0.684863 $1.095389 $1.028417	2,888,071.891 3,497,229.530 3,750,760.282 2,932,087.486 2,301,383.626 2,153,213.758 1,803,833.525 946,934.262 337,924.638 48,324.972
TA Janus Balanced - Service Class Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.193667 $1.127483 $0.964835 $0.873576 $0.997558 $0.985441 $0.986565	$1.173415 $1.193667 $1.127483 $0.964835 $0.873576 $0.997558 $0.985441	1,564,179.526 1,405,873.130 1,131,437.876 487,259.019 110,731.844 26,308.037 2,821.958
TA Janus Mid-Cap Growth - Service Class(5) Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.639143 $1.673845 $1.227999 $1.149924 $1.258194 $0.959324 $0.610219 $1.000000	$1.524659 $1.639143 $1.673845 $1.227999 $1.149924 $1.258194 $0.959324 $0.610219	120,237.324 138,834.276 142,855.029 154,022.290 269,318.805 31,788.357 0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.701897 $1.578829 $1.171186 $1.033678 $1.060942 $0.965008 $0.698605 $1.000000	$1.856656 $1.701897 $1.578829 $1.171186 $1.033678 $1.060942 $0.965008 $0.698605	109,156.723 110,708.577 101,367.981 82,462.692 90,009.826 19,927.648 0.000 0.000
19

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Core Bond - Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.062178 $1.029309 $1.071166 $1.041565 $1.000000	$1.046379 $1.062178 $1.029309 $1.071166 $1.041565	638,906.142 662,195.828 674,503.392 732,806.585 259,630.420
TA JPMorgan Enhanced Index - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.610391 $1.439150 $1.109295 $0.973280 $0.986582 $0.874872 $0.689051 $1.000000	$1.575538 $1.610391 $1.439150 $1.109295 $0.973280 $0.986582 $0.874872 $0.689051	85,949.960 150,425.915 56,086.349 70,325.660 25,820.228 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$2.132600 $1.888952 $1.463400 $1.239745 $1.241163 $1.029234 $0.985149	$2.032328 $2.132600 $1.888952 $1.463400 $1.239745 $1.241163 $1.029234	181,334.259 246,799.167 250,992.517 166,893.132 94,266.940 50,699.936 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.130010 $1.082905 $1.047517 $0.992849 $1.000000	$1.105028 $1.130010 $1.082905 $1.047517 $0.992849	2,330,324.453 2,454,429.018 2,635,367.710 2,292,519.849 454,532.831
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.151347 $1.080957 $1.006593 $1.000000	$1.106955 $1.151347 $1.080957 $1.006593	807,563.852 837,370.995 894,706.760 282,353.514
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.207596 $1.136951 $1.001649 $1.000000	$1.150693 $1.207596 $1.136951 $1.001649	1,718,504.300 1,025,093.983 493,215.911 62,353.520
TA Managed Risk - Balanced ETF - Service Class(6) Subaccount inception date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.208075 $1.176881 $1.075684 $1.010803 $1.014580 $0.933525 $0.815922 $1.000000	$1.165141 $1.208075 $1.176881 $1.075684 $1.010803 $1.014580 $0.933525 $0.815922	5,378,227.230 5,845,161.011 5,687,163.561 3,940,247.238 2,489,027.467 260,714.124 27,599.503 26,990.850
TA Managed Risk - Conservative ETF - Service Class(7) Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.239422 $1.199485 $1.136766 $1.086035 $1.072050 $0.997845 $0.999950	$1.208532 $1.239422 $1.199485 $1.136766 $1.086035 $1.072050 $0.997845	2,778,152.850 2,825,267.476 2,386,599.510 2,010,921.600 1,036,534.370 195,808.888 0.000
TA Managed Risk - Growth ETF - Service Class(8) Subaccount inception date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.223038 $1.198088 $1.027307 $0.938024 $0.966294 $0.870910 $0.720097 $1.000000	$1.158624 $1.223038 $1.198088 $1.027307 $0.938024 $0.966294 $0.870910 $0.720097	9,592,007.765 11,301,315.260 11,334,738.576 6,670,821.245 3,541,349.901 2,683,785.578 1,425,935.433 9,121.350
TA Market Participation Strategy - Service Class Subaccount inception date September 17, 2012	2015 2014 2013 2012	$1.177085 $1.109592 $0.988770 $1.000000	$1.118246 $1.177085 $1.109592 $0.988770	214,550.550 185,628.385 206,687.516 30,713.029
20

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA MFS International Equity - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.134016 $1.221058 $1.056013 $0.882588 $1.001197 $0.924448 $0.712018 $1.000000	$1.110710 $1.134016 $1.221058 $1.056013 $0.882588 $1.001197 $0.924448 $0.712018	309,953.464 297,896.144 237,038.209 171,785.885 173,254.964 39,641.006 7,525.135 4,519.018
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.692676 $1.629668 $1.122354 $0.992348 $1.075052 $0.861561 $0.687880 $1.000000	$1.852232 $1.692676 $1.629668 $1.122354 $0.992348 $1.075052 $0.861561 $0.687880	84,385.799 98,254.392 100,739.045 101,849.279 210,862.977 5,908.241 5,967.062 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.555950 $1.434171 $1.240446 $1.124156 $1.103510 $0.907237 $0.733703 $1.000000	$1.526726 $1.555950 $1.434171 $1.240446 $1.124156 $1.103510 $0.907237 $0.733703	218,022.465 171,862.608 172,813.338 146,138.281 295,884.716 123,463.243 55,764.410 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.057137 $0.998496 $0.909250 $0.917152 $0.967038 $1.020258 $0.998153	$1.011508 $1.057137 $0.998496 $0.909250 $0.917152 $0.967038 $1.020258	386,304.676 366,716.945 376,665.563 63,567.918 2,289.325 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.008308 $0.944566 $0.889496 $0.892439 $0.982197 $1.022007 $0.997259	$0.969436 $1.008308 $0.944566 $0.889496 $0.892439 $0.982197 $1.022007	158,798.662 207,872.848 213,622.058 130,816.067 45,110.219 35,342.431 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.022888 $0.979196 $0.853828 $0.863748 $0.995312 $1.020927 $0.996391	$0.969595 $1.022888 $0.979196 $0.853828 $0.863748 $0.995312 $1.020927	831,119.059 583,696.332 631,097.380 137,097.770 514.336 19,055.129 0.000
TA PIMCO Total Return - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.175278 $1.147243 $1.201695 $1.140522 $1.096349 $1.044209 $0.918798 $1.000000	$1.159903 $1.175278 $1.147243 $1.201695 $1.140522 $1.096349 $1.044209 $0.918798	3,046,274.248 3,766,799.668 6,875,669.493 7,416,684.205 2,381,964.241 926,789.795 489,705.155 37,139.444
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.000877 $0.986086 $1.110355 $1.063998 $1.000000	$0.954522 $1.000877 $0.986086 $1.110355 $1.063998	1,350,165.297 1,565,000.716 2,328,032.234 3,071,625.939 774,691.937
21

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA ProFunds UltraBear Fund - Service Class OAM Subaccount inception date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$0.086500 $0.118390 $0.219668 $0.317082 $0.403424 $0.561040 $1.000000	$0.078727 $0.086500 $0.118390 $0.219668 $0.317082 $0.403424 $0.561040	1,805,952.284 672,649.039 284,656.883 1,918,284.676 2,782,883.119 10,226.372 23,931.770
TA QS Investors Active Asset Allocation - Conservative - Service Class(9) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.096421 $1.077834 $1.025287 $0.978034 $1.000000	$1.051087 $1.096421 $1.077834 $1.025287 $0.978034	594,049.596 640,573.899 684,135.232 964,932.436 461,311.520
TA QS Investors Active Asset Allocation - Moderate - Service Class(10) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.130789 $1.111517 $1.018838 $0.958272 $1.000000	$1.062749 $1.130789 $1.111517 $1.018838 $0.958272	1,461,524.780 1,730,448.752 1,839,066.436 957,187.461 11,379.330
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class 11) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.159012 $1.143576 $0.999714 $0.917767 $1.000000	$1.063591 $1.159012 $1.143576 $0.999714 $0.917767	1,704,851.682 1,910,643.041 2,150,022.370 683,541.591 223,861.943
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.766258 $1.714352 $1.283510 $1.126643 $1.181205 $0.925057 $0.659317 $1.000000	$1.686755 $1.766258 $1.714352 $1.283510 $1.126643 $1.181205 $0.925057 $0.659317	117,565.736 124,230.774 94,907.800 75,410.736 168,187.239 34,506.153 7,726.005 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$2.120865 $2.033145 $1.441034 $1.271821 $1.275993 $0.969402 $0.713745 $1.000000	$2.127214 $2.120865 $2.033145 $1.441034 $1.271821 $1.275993 $0.969402 $0.713745	311,506.924 340,718.989 400,133.714 260,571.097 285,594.114 63,069.699 1,188.461 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.637499 $1.519668 $1.165416 $1.016129 $1.061798 $0.909732 $0.638635 $1.000000	$1.578234 $1.637499 $1.519668 $1.165416 $1.016129 $1.061798 $0.909732 $0.638635	47,264.253 58,443.473 71,734.554 56,058.200 70,248.584 9,322.253 4,663.056 4,671.535
TA TS&W International Equity - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$0.963697 $1.037346 $0.851549 $0.744933 $0.888053 $0.835905 $0.677428 $1.000000	$0.956030 $0.963697 $1.037346 $0.851549 $0.744933 $0.888053 $0.835905 $0.677428	135,455.692 149,405.678 152,440.419 164,115.947 213,501.298 19,503.737 13,860.251 0.000
22

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA WMC US Growth - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.308866 $1.202780 $0.927119 $0.836741 $0.887043 $0.769016 $0.607655 $1.000000	$1.370037 $1.308866 $1.202780 $0.927119 $0.836741 $0.887043 $0.769016 $0.607655	48,946.020 39,675.131 47,264.260 44,953.110 51,312.770 0.000 0.000 0.000

Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.704674 $1.620969 $1.419893 $1.275667 $1.340179 $1.237531 $1.012783 $1.000000	$1.695364 $1.704674 $1.620969 $1.419893 $1.275667 $1.340179 $1.237531 $1.012783	364,062.179 390,284.352 380,492.650 191,434.063 119,812.289 40,698.619 815.029 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.463339 $1.361034 $1.027905 $0.891262 $0.854090 $0.769663 $0.650077 $1.000000	$1.460117 $1.463339 $1.361034 $1.027905 $0.891262 $0.854090 $0.769663 $0.650077	148,618.010 147,865.331 169,643.082 108,561.606 90,393.336 70,755.547 16,502.570 16,502.570
AB Large Cap Growth Portfolio – Class B Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.627711 $1.453418 $1.078387 $0.939376 $0.992081 $0.918167 $0.680726 $1.000000	$1.775109 $1.627711 $1.453418 $1.078387 $0.939376 $0.992081 $0.918167 $0.680726	10,664.503 10,848.616 10,945.542 11,048.602 11,165.325 6,585.185 6,294.962 0.000
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.579780 $1.528136 $1.259542 $1.105275 $1.112364 $1.007990 $0.989778	$1.571239 $1.579780 $1.528136 $1.259542 $1.105275 $1.112364 $1.007990	4,805,214.170 4,931,764.807 4,465,131.395 2,886,105.800 2,585,482.111 1,661,951.865 0.000
American Funds - Bond FundSM - Class 2(3) Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.105983 $1.071010 $1.115985 $1.079841 $1.037506 $0.993701 $1.000899	$1.087803 $1.105983 $1.071010 $1.115985 $1.079841 $1.037506 $0.993701	997,053.334 1,130,171.043 914,334.982 965,035.596 580,043.023 88,551.024 0.000
American Funds - Growth FundSM - Class 2(3) Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.721495 $1.617436 $1.267444 $1.096170 $1.167433 $1.002849 $0.986481	$1.804370 $1.721495 $1.617436 $1.267444 $1.096170 $1.167433 $1.002849	1,174,242.061 1,283,469.921 960,366.934 313,732.171 177,440.979 105,192.432 0.000
23

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Growth-Income FundSM - Class 2(3) Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.737497 $1.601106 $1.222710 $1.061152 $1.101971 $1.008240 $0.986802	$1.729054 $1.737497 $1.601105 $1.222710 $1.061152 $1.101971 $1.008240	3,398,197.956 3,478,537.865 2,330,123.538 226,194.163 131,926.383 70,777.809 0.000
American Funds - International FundSM - Class 2(3) Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.146447 $1.200663 $1.006350 $0.870231 $1.031180 $0.980359 $0.982911	$1.073615 $1.146447 $1.200663 $1.006350 $0.870231 $1.031180 $0.980359	740,731.479 699,511.522 652,122.783 181,965.996 83,358.429 48,295.876 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.422741 $1.314527 $1.120209 $0.991794 $1.048229 $0.904846 $0.664950 $1.000000	$1.404697 $1.422741 $1.314527 $1.120209 $0.991794 $1.048229 $0.904846 $0.664950	1,918,102.177 1,502,494.418 1,229,336.353 1,185,591.582 824,748.081 647,350.617 308,414.064 44,793.734
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.520889 $1.384615 $1.074780 $0.940758 $0.983643 $0.855116 $0.641644 $1.000000	$1.502418 $1.520889 $1.384615 $1.074780 $0.940758 $0.983643 $0.855116 $0.641644	1,151,809.336 1,207,586.424 792,726.058 637,541.395 429,468.101 262,299.328 22,726.419 0.000
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.407781 $1.319157 $1.049003 $0.911015 $0.919991 $0.813769 $0.636875 $1.000000	$1.326229 $1.407781 $1.319157 $1.049003 $0.911015 $0.919991 $0.813769 $0.636875	47,046.938 48,883.883 50,615.676 52,427.263 54,323.120 13,534.802 8,813.228 0.000
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.474322 $1.349970 $1.008997 $0.896592 $0.911651 $0.748153 $0.594306 $1.000000	$1.550527 $1.474322 $1.349970 $1.008997 $0.896592 $0.911651 $0.748153 $0.594306	50,484.658 51,069.972 63,041.805 63,810.101 66,520.725 30,420.042 6,721.402 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.609870 $1.543346 $1.154644 $1.024578 $1.168241 $0.923603 $0.671795 $1.000000	$1.557943 $1.609870 $1.543346 $1.154644 $1.024578 $1.168241 $0.923603 $0.671795	833,733.851 892,821.575 397,974.069 269,325.531 137,716.924 68,449.204 13,195.972 0.000
24

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.613653 $1.539983 $1.202443 $0.962019 $1.075026 $0.864938 $0.559463 $1.000000	$1.536811 $1.613653 $1.539983 $1.202443 $0.962019 $1.075026 $0.864938 $0.559463	438,880.237 509,505.676 77,662.800 71,628.727 54,241.614 38,683.169 23,592.376 0.000
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount inception date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.835614 $1.818636 $1.496889 $1.323222 $1.369903 $1.265010 $0.990107 $1.000000	$1.690636 $1.835614 $1.818636 $1.496889 $1.323222 $1.369903 $1.265010 $0.990107	238,489.495 282,700.750 469,789.953 507,257.036 462,948.408 404,344.124 191,920.537 0.000
Franklin Income VIP Fund - Class 2 Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.389421 $1.350032 $1.204392 $1.086854 $1.079026 $0.973455 $0.729760 $1.000000	$1.270432 $1.389421 $1.350032 $1.204392 $1.086854 $1.079026 $0.973455 $0.729760	369,806.739 408,125.868 440,895.782 501,808.419 336,401.281 138,066.718 64,135.157 31,222.447
Franklin Mutual Shares VIP Fund - Class 2 Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.346844 $1.278040 $1.012874 $0.901291 $0.925781 $0.846299 $0.682487 $1.000000	$1.259567 $1.346844 $1.278040 $1.012874 $0.901291 $0.925781 $0.846299 $0.682487	107,074.683 108,034.154 108,833.734 109,667.777 120,973.361 76,612.512 59,307.528 32,015.601
GE Investments Total Return Fund - Class 3(2) Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.312152 $1.271904 $1.129979 $1.025368 $1.077697 $1.003631 $0.988810	$1.271012 $1.312152 $1.271904 $1.129979 $1.025368 $1.077697 $1.003631	111,457.820 128,554.931 125,949.167 109,066.055 104,599.951 2,889.029 0.000
Invesco V.I. American Franchise Fund – Series II Shares Subaccount inception date April 27, 2012	2015 2014 2013 2012	$1.408466 $1.323585 $0.962417 $1.000000	$1.451420 $1.408466 $1.323585 $0.962417	0.000 0.000 0.000 0.000
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.223924 $1.169443 $0.891965 $0.770683 $0.810903 $0.770752 $0.530309 $1.000000	$1.075755 $1.223924 $1.169443 $0.891965 $0.770683 $0.810903 $0.770752 $0.530309	66,602.629 67,540.547 76,851.690 77,734.693 82,188.988 49,338.309 9,882.396 0.000
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.782020 $1.613859 $1.242420 $1.079631 $1.115844 $0.903633 $0.635920 $1.000000	$1.819134 $1.782020 $1.613859 $1.242420 $1.079631 $1.115844 $0.903633 $0.635920	8,308.879 13,497.494 13,872.254 14,258.670 14,626.523 0.000 9,553.426 0.000
25

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Global Research Portfolio – Service Shares Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.252471 $1.187831 $0.942735 $0.799571 $0.944924 $0.831468 $0.615104 $1.000000	$1.200933 $1.252471 $1.187831 $0.942735 $0.799571 $0.944924 $0.831468 $0.615104	62,108.198 62,859.681 72,953.309 73,745.174 78,938.896 39,779.659 33,649.569 7,957.073
MFS ® New Discovery Series – Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.943930 $2.136111 $1.537575 $1.292886 $1.468263 $1.097886 $0.684986 $1.000000	$1.871339 $1.943930 $2.136111 $1.537575 $1.292886 $1.468263 $1.097886 $0.684986	116,986.770 133,807.031 155,710.090 174,654.594 160,314.777 30,622.076 6,665.984 0.000
MFS ® Total Return Series – Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.369457 $1.286122 $1.101021 $1.008958 $1.009566 $0.936049 $0.808242 $1.000000	$1.339428 $1.369457 $1.286122 $1.101021 $1.008958 $1.009566 $0.936049 $0.808242	165,269.661 168,012.507 170,431.941 184,007.265 186,684.364 130,179.397 31,453.267 0.000
Templeton Foreign VIP Fund - Class 2 Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.025811 $1.173357 $0.969917 $0.833957 $0.948576 $0.889448 $0.659735 $1.000000	$0.943637 $1.025811 $1.173357 $0.969917 $0.833957 $0.948576 $0.889448 $0.659735	250,351.820 341,329.757 376,193.414 387,872.706 351,348.569 126,274.999 16,106.717 0.000
TA AB Dynamic Allocation - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.077469 $1.039560 $0.988625 $0.949971 $0.949802 $0.884529 $0.685489 $1.000000	$1.055536 $1.077469 $1.039560 $0.988625 $0.949971 $0.949802 $0.884529 $0.685489	1,738,216.499 2,477,061.266 2,491,514.750 2,402,492.088 1,856,101.388 107,523.393 6,945.450 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.519095 $1.490430 $1.424871 $1.236976 $1.202779 $1.089989 $0.754457 $1.000000	$1.430181 $1.519095 $1.490430 $1.424871 $1.236976 $1.202779 $1.089989 $0.754457	393,639.892 509,513.294 545,677.474 247,996.741 192,226.885 110,920.945 15,185.279 0.000
TA Aegon Government Money Market - Service Class(4) Subaccount inception date November 1, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$0.974189 $0.990234 $1.006533 $1.023172 $1.039935 $1.057067 $1.074385 $1.069043 $1.037336 $1.009283	$0.958450 $0.974189 $0.990234 $1.006533 $1.023172 $1.039935 $1.057067 $1.074385 $1.069043 $1.037336	464,989.314 1,799,433.800 5,036,738.491 1,788,145.694 2,276,242.733 472,955.115 328,534.370 413,939.616 50,497.423 0.000
26

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon U.S. Government Securities - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.165110 $1.134198 $1.182315 $1.146167 $1.085909 $1.059101 $1.033204 $1.000000	$1.144185 $1.165110 $1.134198 $1.182315 $1.146167 $1.085909 $1.059101 $1.033204	1,502,471.691 1,242,226.068 1,661,001.415 2,993,794.144 1,826,953.634 876,816.400 455,986.852 26,115.517
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.165110 $1.134198 $1.182315 $1.146167 $1.085909 $1.059101 $1.033204 $1.000000	$1.144185 $1.165110 $1.134198 $1.182315 $1.146167 $1.085909 $1.059101 $1.033204	89,634.118 88,128.515 97,757.954 50,476.007 50,124.997 0.000 0.000 1,687.091
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999552	$9.514847	17,208.120
TA Asset Allocation - Conservative - Service Class Subaccount inception date February 9, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.405649 $1.401528 $1.305926 $1.238471 $1.229865 $1.150032 $0.935922 $1.210491 $1.159307 $1.079672	$1.353168 $1.405649 $1.401528 $1.305926 $1.238471 $1.229865 $1.150032 $0.935922 $1.210491 $1.159307	4,158,563.456 4,737,566.507 5,364,044.563 5,195,112.319 4,205,324.943 2,743,809.791 2,062,261.844 1,506,205.215 1,270,650.482 1,041,227.375
TA Asset Allocation - Growth - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.232966 $1.223492 $0.984003 $0.890037 $0.959330 $0.850553 $0.667413 $1.000000	$1.187272 $1.232966 $1.223492 $0.984003 $0.890037 $0.959330 $0.850553 $0.667413	717,785.844 772,497.497 1,111,900.179 869,773.148 644,811.649 692,690.711 489,132.979 128,677.712
TA Asset Allocation - Moderate - Service Class Subaccount inception date February 9, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.507200 $1.493110 $1.340378 $1.248828 $1.265686 $1.168150 $0.940920 $1.295976 $1.222894 $1.117689	$1.446014 $1.507200 $1.493110 $1.340378 $1.248828 $1.265686 $1.168150 $0.940920 $1.295976 $1.222894	17,821,345.412 19,796,225.924 21,472,392.712 18,698,015.037 11,496,633.299 5,511,302.638 4,597,543.451 2,624,887.972 1,376,850.427 742,568.629
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date February 9, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.552291 $1.540207 $1.315174 $1.211331 $1.259950 $1.139392 $0.905761 $1.372685 $1.297401 $1.161501	$1.488619 $1.552291 $1.540207 $1.315174 $1.211331 $1.259950 $1.139392 $0.905761 $1.372685 $1.297401	12,427,640.059 14,199,439.778 14,743,537.150 14,967,773.468 14,011,813.362 15,887,824.086 15,177,051.026 13,017,757.814 8,182,629.162 5,385,150.762
27

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.377898 $1.251275 $0.978951 $0.892795 $0.885726 $0.817361 $0.730649 $1.000000	$1.303586 $1.377898 $1.251275 $0.978951 $0.892795 $0.885726 $0.817361 $0.730649	285,867.475 284,152.475 253,439.327 266,686.318 189,072.146 131,156.142 48,125.767 23,090.800
TA BlackRock Global Allocation - Service Class Subaccount inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.490001 $1.489899 $1.324782 $1.225779 $1.296818 $1.201990 $1.000000	$1.447826 $1.490001 $1.489899 $1.324782 $1.225779 $1.296818 $1.201990	3,399,475.775 3,743,601.160 4,156,514.996 3,576,118.361 3,179,129.336 2,112,035.118 472,341.526
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$10.239350	$9.411446	4,346.276
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2015	$10.229425	$9.215142	612.809
TA BlackRock Tactical Allocation - Service Class Subaccount inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.665005 $1.610813 $1.457464 $1.346777 $1.319555 $1.205764 $1.000000	$1.635938 $1.665005 $1.610813 $1.457464 $1.346777 $1.319555 $1.205764	5,012,678.892 5,291,796.450 4,928,358.991 3,972,503.595 1,824,012.684 1,044,592.541 227,784.412
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.212913 $1.088257 $1.066665 $0.867629 $0.938309 $0.827221 $0.632208 $1.000000	$1.182818 $1.212913 $1.088257 $1.066665 $0.867629 $0.938309 $0.827221 $0.632208	412,458.682 453,345.684 480,198.579 243,002.272 203,768.873 115,453.864 26,661.298 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2006	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.032510 $1.057889 $0.956156 $0.864146 $0.949963 $0.875915 $0.688460 $1.098976 $1.029756 $1.000000	$0.996591 $1.032510 $1.057889 $0.956156 $0.864146 $0.949963 $0.875915 $0.688460 $1.098976 $1.029756	3,248,078.424 3,352,102.897 3,736,624.933 4,195,890.974 4,089,863.116 4,725,821.270 4,674,914.335 4,016,643.203 2,428,709.365 359,042.616
TA Janus Balanced - Service Class Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.205750 $1.136652 $0.970775 $0.877223 $0.999750 $0.985671 $0.986571	$1.187626 $1.205750 $1.136652 $0.970775 $0.877223 $0.999750 $0.985671	1,262,951.163 1,211,417.274 1,230,636.191 583,107.599 317,684.841 95,823.995 0.000
TA Janus Mid-Cap Growth - Service Class(5) Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.661693 $1.693534 $1.240007 $1.158876 $1.265509 $0.962999 $0.611350 $1.000000	$1.548682 $1.661693 $1.693534 $1.240007 $1.158876 $1.265509 $0.962999 $0.611350	153,750.796 176,680.318 189,751.481 212,570.670 206,449.049 12,313.379 7,298.434 7,298.434
28

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Jennison Growth - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.725312 $1.597412 $1.182645 $1.041725 $1.067109 $0.968717 $0.699909 $1.000000	$1.885896 $1.725312 $1.597412 $1.182645 $1.041725 $1.067109 $0.968717 $0.699909	250,751.336 250,590.459 252,731.681 123,634.202 78,467.704 62,231.938 1,848.927 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.069846 $1.034718 $1.074687 $1.042923 $1.000000	$1.055999 $1.069846 $1.034718 $1.074687 $1.042923	1,050,921.375 1,187,330.214 837,311.568 684,781.581 77,773.623
TA JPMorgan Enhanced Index - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.632508 $1.456048 $1.120122 $0.980840 $0.992292 $0.878213 $0.690332 $1.000000	$1.600313 $1.632508 $1.456048 $1.120122 $0.980840 $0.992292 $0.878213 $0.690332	66,353.974 57,904.684 57,904.684 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$2.154162 $1.904313 $1.472415 $1.244913 $1.243896 $1.029468 $0.985154	$2.056922 $2.154162 $1.904313 $1.472415 $1.244913 $1.243896 $1.029468	785,193.902 608,492.537 609,055.459 175,663.300 69,699.935 23,970.983 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.138191 $1.088602 $1.050962 $0.994146 $1.000000	$1.115218 $1.138191 $1.088602 $1.050962 $0.994146	2,845,741.204 2,881,408.315 2,792,064.911 2,000,306.370 258,966.240
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.157393 $1.084499 $1.007913 $1.000000	$1.114959 $1.157393 $1.084499 $1.007913	3,089,986.731 2,638,289.243 2,487,701.541 652,021.562
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.213957 $1.140694 $1.002962 $1.000000	$1.159018 $1.213957 $1.140694 $1.002962	1,203,867.827 1,096,739.213 736,901.249 225,517.226
TA Managed Risk - Balanced ETF - Service Class(6) Subaccount inception date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.224036 $1.190094 $1.085619 $1.018128 $1.019934 $0.936613 $0.817007 $1.000000	$1.182854 $1.224036 $1.190094 $1.085619 $1.018128 $1.019934 $0.936613 $0.817007	12,943,911.184 12,822,127.175 14,105,700.976 9,693,753.008 5,272,048.793 2,009,845.356 803,646.654 4,686.691
TA Managed Risk - Conservative ETF - Service Class(7) Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.251978 $1.209253 $1.143767 $1.090563 $1.074408 $0.998075 $0.999955	$1.223188 $1.251978 $1.209253 $1.143767 $1.090563 $1.074408 $0.998075	2,666,120.389 2,750,793.441 3,144,420.729 2,460,875.699 1,600,082.834 521,845.344 0.000
29

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Growth ETF - Service Class(8) Subaccount inception date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.239185 $1.211522 $1.036789 $0.944813 $0.971384 $0.873783 $0.721052 $1.000000	$1.176223 $1.239185 $1.211522 $1.036789 $0.944813 $0.971384 $0.873783 $0.721052	16,818,334.475 18,647,053.447 18,917,963.408 12,526,261.861 9,924,194.121 6,632,421.639 2,707,913.163 196,545.583
TA Market Participation Strategy - Service Class Subaccount inception date September 17, 2012	2015 2014 2013 2012	$1.182385 $1.112403 $0.989330 $1.000000	$1.125495 $1.182385 $1.112403 $0.989330	746,878.357 745,499.657 813,007.307 18,783.735
TA MFS International Equity - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.149620 $1.235436 $1.066349 $0.889470 $1.007030 $0.927994 $0.713341 $1.000000	$1.128213 $1.149620 $1.235436 $1.066349 $0.889470 $1.007030 $0.927994 $0.713341	242,333.566 194,473.826 191,496.996 191,189.752 134,097.775 31,975.977 19,826.678 7,388.124
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.715926 $1.648824 $1.133321 $1.000068 $1.081284 $0.864855 $0.689156 $1.000000	$1.881358 $1.715926 $1.648824 $1.133321 $1.000068 $1.081284 $0.864855 $0.689156	57,903.053 78,384.164 92,732.781 99,448.821 141,866.136 61,087.652 6,636.059 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.57735 $1.451026 $1.252578 $1.132912 $1.109926 $0.910713 $0.735067 $1.000000	$1.550741 $1.577325 $1.451026 $1.252578 $1.132912 $1.109926 $0.910713 $0.735067	784,085.384 847,309.402 855,098.470 455,027.298 353,654.298 231,023.800 164,827.081 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.067847 $1.006637 $0.914867 $0.920990 $0.969182 $1.020496 $0.998158	$1.023770 $1.067847 $1.006637 $0.914867 $0.920990 $0.969182 $1.020496	2,849,720.242 2,912,949.095 2,978,451.267 1,071,626.575 550,076.203 550,708.647 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.018540 $0.952272 $0.895001 $0.896169 $0.984370 $1.022242 $0.997265	$0.981190 $1.018540 $0.952272 $0.895001 $0.896169 $0.984370 $1.022242	1,115,161.950 1,019,529.364 458,203.537 241,259.515 186,990.712 106,856.149 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.033259 $0.987191 $0.859112 $0.867357 $0.997506 $1.021163 $0.996396	$0.981356 $1.033259 $0.987191 $0.859112 $0.867357 $0.997506 $1.021163	818,974.475 706,182.091 897,584.468 349,702.443 0.000 0.000 0.000
30

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Total Return - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.91428 $1.160718 $1.213419 $1.149373 $1.102698 $1.048199 $0.920505 $1.000000	$1.178158 $1.191428 $1.160718 $1.213419 $1.149373 $1.102698 $1.048199 $0.920505	5,529,839.582 5,966,226.793 7,107,067.394 7,020,161.981 3,103,543.610 1,670,803.876 579,205.632 17,438.513
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.008117 $0.991263 $1.113998 $1.065381 $1.000000	$0.963316 $1.008117 $0.991263 $1.113998 $1.065381	2,309,238.810 2,635,769.935 2,818,091.119 3,324,328.868 1,234,329.098
TA ProFunds UltraBear Fund - Service Class OAM Subaccount inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$0.087474 $0.119484 $0.221268 $0.318752 $0.404748 $0.561781 $1.000000	$0.079767 $0.087474 $0.119484 $0.221268 $0.318752 $0.404748 $0.561781	3,138,608.551 1,206,335.970 1,216,263.357 3,485,732.946 3,338,126.967 192,158.769 14,653.586
TA QS Investors Active Asset Allocation - Conservative - Service Class(9) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.104343 $1.083499 $1.028652 $0.979309 $1.000000	$1.060764 $1.104343 $1.083499 $1.028652 $0.979309	1,875,622.919 1,992,124.842 2,055,162.233 1,709,920.929 754,865.619
TA QS Investors Active Asset Allocation - Moderate - Service Class(10) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.139005 $1.117388 $1.022199 $0.959537 $1.000000	$1.072581 $1.139005 $1.117388 $1.022199 $0.959537	5,573,203.574 6,156,335.732 6,402,350.543 1,170,844.161 1,304.056
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(11) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.167401 $1.149589 $1.002996 $0.918962 $1.000000	$1.073401 $1.167401 $1.149589 $1.002996 $0.918962	2,412,304.781 2,810,863.626 2,776,004.730 997,918.741 557,092.481
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.790493 $1.734470 $1.296030 $1.135393 $1.188049 $0.928586 $0.660541 $1.000000	$1.713278 $1.790493 $1.734470 $1.296030 $1.135393 $1.188049 $0.928586 $0.660541	219,117.659 291,046.044 295,555.954 253,126.078 211,147.785 113,943.098 29,500.818 6,839.756
TA T. Rowe Price Small Cap - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$2.149973 $2.057005 $1.455085 $1.281686 $1.283366 $0.973095 $0.715068 $1.000000	$2.160646 $2.149973 $2.057005 $1.455085 $1.281686 $1.283366 $0.973095 $0.715068	618,065.033 718,410.574 601,518.643 373,285.060 179,688.111 37,288.225 7,174.733 7,174.733
TA Torray Concentrated Growth - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.660036 $1.537566 $1.176830 $1.024047 $1.067975 $0.913226 $0.639823 $1.000000	$1.603094 $1.660036 $1.537566 $1.176830 $1.024047 $1.067975 $0.913226 $0.639823	94,234.698 125,755.073 134,167.050 131,422.284 119,548.903 5,174.948 7,486.531 0.000
31

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA TS&W International Equity - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$0.976952 $1.049537 $0.859867 $0.750727 $0.893198 $0.839096 $0.678678 $1.000000	$0.971078 $0.976952 $1.049537 $0.859867 $0.750727 $0.893198 $0.839096 $0.678678	29,284.637 29,652.419 33,092.489 31,661.983 33,276.949 22,173.141 9,855.814 0.000
TA WMC US Growth - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.326909 $1.216972 $0.936214 $0.843274 $0.892217 $0.771968 $0.608782 $1.000000	$1.391656 $1.326909 $1.216972 $0.936214 $0.843274 $0.892217 $0.771968 $0.608782	281,333.168 265,457.698 246,543.473 67,323.966 54,318.052 0.000 0.000 0.000
(1)	The beginning and ending AUV for this fund also reflects a 0.15% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(4)	Effective May 1, 2016, TA Aegon Money Market was renamed TA Aegon Government Money Market.
(5)	Effective May 1, 2016, TA Morgan Stanley Mid Cap Growth was renamed Janus Mid-Cap Growth.
(6)	Formerly known as TA Vanguard ETF - Balanced.
(7)	Formerly known as TA Vanguard ETF - Conservative.
(8)	Formerly known as TA Vanguard ETF – Growth.
(9)	Formerly known as TA Aegon Tactical Vanguard ETF – Conservative.
(10)	Formerly known as TA Aegon Tactical Vanguard ETF – Balanced.
(11)	Formerly known as TA Aegon Tactical Vanguard ETF – Growth.
The TA BlackRock Equity Smart Beta 100, TA BlackRock Smart Beta 50 and TA BlackRock Smart Beta 75 had not commenced operation as of December 31, 2015, therefore, comparable data is not available.
32

APPENDIX
Prior Withdrawal and Growth Percentages
The table below identifies the prior percentages for the Retirement Income Max® Rider.
new York Withdrawal Percentages
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
Prior to December 12, 2011	0-58 59-64 65-74 ≥75	0.00% 4.50% 5.50% 6.50%	0.00% 4.10% 5.10% 6.10%
December 12, 2011 to May 1, 2014	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 3.80% 4.80% 5.80%
May 1, 2014 to March 1, 2015	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 4.00% 5.00% 6.00%
March 2, 2015 to October 1, 2015	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%	0.00% 3.80% 4.80% 5.80%
October 1, 2015 to June 30, 2016	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%	0.00% 0.00% 4.80% 5.80%
Growth Percentages
Date	Percentage
Prior to May 1, 2014	5.00%
May 1, 2014 to June 30, 2016	5.50%
33

FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY BASIS

Transamerica Financial Life Insurance Company

Years Ended December 31, 2015, 2014 and 2013

Transamerica Financial Life Insurance Company

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2015, 2014, and 2013

[PricewaterhouseCoopers LLP]

Independent Auditor’s Report

To the Board of Directors of

Transamerica Financial Life Insurance Company

We have audited the accompanying statutory financial statements of Transamerica Financial Life Insurance Company, which comprise the statutory balance sheet as of December 31, 2015 and 2014, and the related statutory statements of operations and changes in capital and surplus, and cash flows for the years then ended.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

1

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2015 and 2014, or the results of its operations or its cash flows for the years then ended.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2015 and 2014, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 1.

Other Matter

Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The accompanying Summary of Investments-Other Than Investments in Related Parties, Supplementary Insurance Information and Reinsurance as of December 31, 2015 and 2014 and for the years then ended are presented for purposes of additional analysis and are not a required part of the financial statements. The Summary of Investments-Other Than Investments in Related Parties, Supplementary Insurance Information and Reinsurance are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The effects on the Summary of Investments-Other Than Investments in Related Parties, Supplementary Insurance Information and Reinsurance of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material. As a consequence, the Summary of Investments-Other Than Investments in Related Parties, Supplementary Insurance Information and Reinsurance do not present fairly, in conformity with accounting principles generally accepted in the United States of America, such information of the Company as of December 31, 2015 and 2014 and for the years then ended. The Summary of Investments-Other Than Investments in Related Parties, Supplementary Insurance Information and Reinsurance have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the of Summary Investments-Other Than Investments in Related Parties, Supplementary Insurance Information and Reinsurance are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 26, 2016

2

Report of Independent Auditors

The Board of Directors

Transamerica Financial Life Insurance Company

We have audited the accompanying statutory-basis financial statements of Transamerica Financial Life Insurance Company, which comprise the statement of operations, changes in capital and surplus, and cash flows for the year ended December 31, 2013, and the related notes to the financial statements. Our audit also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services. Management also is responsible for the design, implementation and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s responsibility

Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

3

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1, to meet the requirements of New York the financial statements have been prepared in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles are described in Note 1. The effects on the accompanying financial statements of these variances are not reasonably determinable but are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the results of operations or cash flows of Transamerica Financial Life Insurance Company for the year ended December 31, 2013.

Opinion on Statutory-Basis of Accounting

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the results of operations and cash flows of Transamerica Financial Life Insurance Company for the year ended December 31, 2013 in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services. Also in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

/s/ Ernst & Young LLP

February 6, 2015

4

Transamerica Financial Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2015	2014
Admitted assets
Cash and invested assets:
Cash, cash equivalents and short-term investments	$319,700	$261,996
Bonds	6,851,692	7,325,731
Preferred stocks	3,269	3,730
Common stocks:
Affiliated entities (cost: 2015 - $4,227; 2014 - $4,249)	3,573	3,888
Unaffiliated entities (cost: 2015 - $134; 2014 - $201)	124	332
Mortgage loans on real estate	950,309	730,305
Policy loans	119,525	116,393
Receivables for securities	1,328	—
Securities lending reinvested collateral assets	433,653	471,292
Derivatives	63,966	49,056
Receivables for derivatives cash collateral posted to counterparty	12,353	158
Other invested assets	192,035	71,857

Total cash and invested assets	8,951,527	9,034,738

Due and accrued investment income	86,000	86,164
Premiums deferred and uncollected	16,461	12,966
Current federal income tax recoverable	12,143	4,439
Net deferred income tax asset	54,458	49,413
Reinsurance receivable	18,233	12,419
Accounts receivable	17,300	54,117
Other admitted assets	9,582	9,701
Separate account assets	22,369,554	21,835,303
Estimated premium tax offset on the provision for future guarantee fund assessments	19	20

Total admitted assets	$31,535,277	$31,099,280

5

Transamerica Financial Life Insurance Company

Balance Sheets – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

	December 31
	2015	2014
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$1,116,951	$1,155,400
Annuity	5,775,613	5,953,030
Accident and health	152,756	134,558
Policy and contract claim reserves:
Life	17,125	14,457
Annuity	937	567
Accident and health	32,821	20,505
Liability for deposit-type contracts	59,701	62,204
Other policyholders’ funds	1,478	1,260
Remittances and items not allocated	144,319	278,068
Payable for derivative cash collateral	28,953	9,127
Asset valuation reserve	117,572	112,003
Interest maintenance reserve	68,341	80,297
Reinsurance in unauthorized reinsurers	2,956	488
Commissions and expense allowances payable on reinsurance assumed	12,327	9,760
Payable to parent, subsidiaries and affiliates	26,231	20,647
Payable for securities	79,477	1
Payable for securities lending	433,653	471,292
Borrowed money	31,526	75,038
Transfers from separate accounts due or accrued	(195,550)	(171,852)
Amounts withheld or retained	12,336	9,361
Derivatives	46,478	39,649
Deferred gain on assumption of reinsurance transaction	10,709	13,134
Taxes, licenses and fees due or accrued	2,034	3,028
Other liabilities	19,595	14,266
Separate account liabilities	22,369,552	21,835,295

Total liabilities	30,367,891	30,141,583

Capital and surplus:
Common stock, $125 per share par value, 17,142 shares authorized, issued and outstanding	2,143	2,143
Preferred stock, $10 per share par value, 45,981 shares authorized, issued and outstanding	460	460
Surplus notes	150,000	150,000
Paid-in surplus	933,659	933,659
Special surplus	8,653	8,759
Unassigned surplus	72,471	(137,324)

Total capital and surplus	1,167,386	957,697

Total liabilities and capital and surplus	$31,535,277	$31,099,280

See accompanying notes

6

Transamerica Financial Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2015	2014	2013
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$163,715	$145,665	$142,076
Annuity	5,524,045	5,180,015	5,023,268
Accident and health	125,234	113,966	83,115
Net investment income	401,084	410,350	414,751
Amortization of interest maintenance reserve	14,464	16,342	17,956
Commissions and expense allowances on reinsurance ceded	76,294	50,250	61,037
Income from fees associated with investment management, administration and contract guarantees for separate accounts	178,533	168,948	150,472
Consideration on reinsurance transaction	—	820	770
Income from fees associated with investment management and administration for general account	60,118	38,954	32,592
Other income	37,333	33,990	36,433

	6,580,820	6,159,300	5,962,470

Benefits and expenses:
Benefits paid or provided for:
Life and accident and health benefits	150,930	125,841	115,224
Annuity benefits	127,894	124,851	124,103
Surrender benefits	5,009,782	5,462,477	4,309,760
Other benefits	9,958	10,037	9,518
Increase (decrease) in aggregate reserves for policies and contracts:
Life	67,393	304,220	74,181
Annuity	(282,017)	(456,213)	(440,889)
Accident and health	15,812	3,482	5,530

	5,099,752	5,574,695	4,197,427
Insurance expenses:
Commissions	185,806	183,813	163,056
General insurance expenses	148,335	152,242	127,477
Taxes, licenses and fees	13,337	10,334	7,504
Net transfers to separate accounts	783,118	101,563	1,129,708
Experience refunds	100	567	450
Interest on surplus notes	9,375	9,375	9,375
Other benefits	(4,328)	(3,819)	(3,347)

	1,135,743	454,075	1,434,223

Total benefits and expenses	6,235,495	6,028,770	5,631,650

Gain from operations before dividends to policyholders, federal income tax expense and net realized capital losses on investments	$345,325	$130,530	$330,820

7

Transamerica Financial Life Insurance Company

Statements of Operations – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2015	2014	2013
Gain from operations before federal income tax expense and net realized capital losses on investments	$345,325	$130,530	$330,820
Federal income tax expense	54,965	73,027	16,757

Gain from operations before net realized capital losses on investments	290,360	57,503	314,063
Net realized capital losses on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve)	(30,484)	(33,574)	(69,025)

Net income	$259,876	$23,929	$245,038

See accompanying notes

8

Transamerica Financial Life Insurance Company

Statements of Changes in Capital and

Surplus – Statutory Basis

(Dollars in Thousands)

			Aggregate
			Write-ins
			for Other					Total
	Common	Preferred	than Special	Surplus	Paid-in	Special	Unassigned	Capital and
	Stock	Stock	Surplus Funds	Notes	Surplus	Surplus	Deficit	Surplus
Balance at January 1, 2013	$2,143	$460	$—	$150,000	$933,659	$6,660	$(178,783)	$914,139
Net Income	—	—	—	—	—	1,425	243,613	245,038
Change in net unrealized capital gains losses, net of tax	—	—	—	—	—	—	(44,463)	(44,463)
Change in nonadmitted assets							(10,887)	(10,887)
Change in asset valuation reserve	—	—	—	—	—	—	(12,132)	(12,132)
unauthorized companies	—	—	—	—	—	—	30	30
Other changes in surplus in separate statement	—	—	—	—	—	—	2	2
Change in net deferred income tax asset	—	—	—	—	—	—	(44,355)	(44,355)
Change in surplus as result of reinsurance	—	—	—	—	—	—	(14,664)	(14,664)
Correction of error-asset valuation	—	—	—	—	—	—	(5,080)	(5,080)

Balance at December 31, 2013	$2,143	$460	$—	$150,000	$933,659	$8,085	$(66,719)	$1,027,628
Net income	—	—	—	—	—	674	23,255	23,929
Change in net unrealized capital gains losses, net of tax	—	—	—	—	—	—	41,844	41,844
Change in net unrealized foreign capital gains and losses, net of tax	—	—	—	—	—	—	36	36
Change in nonadmitted assets	—	—	—	—	—	—	(44,910)	(44,910)
Change in asset valuation reserve	—	—	—	—	—	—	24,045	24,045
Surplus withdrawn from separate account	—	—	—	—	—	—	(1)	(1)
Change in net deferred income tax asset	—	—	—	—	—	—	42,825	42,825
Change in surplus as result of reinsurance	—	—	—	—	—	—	(8,281)	(8,281)
Dividends to stockholders	—	—	—	—	—	—	(150,000)	(150,000)
Change in reserve on account of change valuation basis	—	—	—	—	—	—	582	582

Balance at December 31, 2014	$2,143	$460	$—	$150,000	$933,659	$8,759	$(137,324)	$957,697

See accompanying notes

9

Transamerica Financial Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

			Aggregate
			Write-ins
			for Other				Unassigned	Total
	Common	Preferred	than Special	Surplus	Paid-in	Special	(Deficit)	Capital and
	Stock	Stock	Surplus Funds	Notes	Surplus	Surplus	Surplus	Surplus
Balance at December 31, 2014	$2,143	$460	$—	$150,000	$933,659	$8,759	$(137,324)	$957,697
Net income	—	—	—	—	—	(106)	259,982	259,876
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	—	2,413	2,413
Change in net deferred income tax asset	—	—	—	—	—	—	(22,410)	(22,410)
Change in other nonadmitted assets	—	—	—	—	—	—	13,526	13,526
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	—	(2,468)	(2,468)
Change in reserve on account of change in valuation basis	—	—	—	—	—	—	(1,142)	(1,142)
Change in asset valuation reserve	—	—	—	—	—	—	(5,569)	(5,569)
Change in surplus in separate accounts	—	—	—	—	—	—	(2)	(2)
Change in surplus as a result of reinsurance	—	—	—	—	—	—	(34,253)	(34,253)
Cumulative effect of changes in accounting principles	—	—	—	—	—	—	(282)	(282)

Balance at December 31, 2015	$2,143	$460	$—	$150,000	$933,659	$8,653	$72,471	$1,167,386

See accompanying notes

10

Transamerica Financial Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2015	2014	2013
Operating activities
Premiums collected, net of reinsurance	$5,809,547	$5,437,362	$5,249,674
Net investment income received	408,238	421,203	421,022
Miscellaneous income	315,661	287,549	271,538
Benefit and loss related payments	(5,288,477)	(5,724,166)	(4,555,530)
Net transfers to separate accounts	(806,817)	(141,346)	(1,148,784)
Commissions, expenses paid and aggregate write-ins for deductions	(352,330)	(355,492)	(349,590)
Federal income taxes paid	(66,187)	(88,377)	(50,334)

Net cash provided by (used in) operating activities	19,635	(163,267)	(162,004)

Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	2,273,822	1,517,656	1,393,329
Common stocks	22	2,000	4,196
Preferred stocks	1,538	—	1,002
Mortgage loans	146,025	118,566	130,224
Other invested assets	43,477	29,682	12,460
Payable for securities	79,476	—	—
Securities lending reinvested collateral assets	37,639	—	—
Miscellaneous proceeds	1,752	6,006	1,444

Total investment proceeds	2,583,751	1,673,910	1,542,655

Costs of investments acquired:
Bonds	(1,819,135)	(1,126,261)	(1,599,874)
Common stocks	—	(100)	(187)
Preferred stocks	—	(2,024)	(1,245)
Mortgage loans	(365,923)	(297,607)	(137,041)
Other invested assets	(167,119)	(6,139)	(16,237)
Securities lending reinvested collateral assets	—	(40,614)	(172,535)
Miscellaneous applications	(33,830)	(25,971)	(69,054)

Total cost of investments acquired	(2,386,007)	(1,498,716)	(1,996,173)
Net increase in policy loans	(3,132)	(2,180)	(1,041)

Net cost of investments acquired	(2,389,139)	(1,500,896)	(1,997,214)

Net cash provided by (used in) investing activities	194,612	173,014	(454,559)

11

Transamerica Financial Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2015	2014	2013
Financing and miscellaneous activities
Net withdrawals on deposit-type contracts and other insurance liabilities	$(1,266)	$(869)	$(525)
Net change in:
Borrowed funds	(43,385)	54,845	(47,219)
Funds withheld under reinsurance treaties with unauthorized reinsurers	—	(347)	147
Receivable from parent, subsidiaries and affiliates	—	—	87,032
Payable to parent, subsidiaries and affiliates	5,583	20,137	365
Payable for securities lending	(37,639)	40,614	172,535
Other cash (used) provided	(79,836)	140,854	(55,107)
Dividends paid to stockholders	—	(150,000)	—

Net cash (used in) provided by financing and miscellaneous activities	(156,543)	105,234	157,228

Net increase (decrease) in cash, cash equivalents and short-term investments	57,704	114,981	(459,335)

Cash, cash equivalents and short-term investments:
Beginning of year	261,996	147,015	606,350

End of year	$319,700	$261,996	$147,015

See accompanying notes

12

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Financial Life Insurance Company (the Company) is a stock life insurance company and is majority owned by Transamerica Corporation (TA Corp) and minority owned by Transamerica Life Insurance Company (TLIC). Both TA Corp and TLIC are indirect, wholly-owned subsidiaries of AEGON N.V., a holding company organized under the laws of The Netherlands.

All outstanding shares of the Company are owned by TA Corp (87.9%), a holding company domiciled in the State of Delaware and TLIC (12.1%), an insurance company domiciled in the State of Iowa. On December 31, 2015, AEGON USA, LLC merged into TA Corp, a Delaware-domiciled non-insurance affiliate.

On July 1, 2014, the Company completed a merger with Transamerica Advisors Life Insurance Company of New York (TALICNY), which was wholly-owned by AEGON. The merger was accounted for in accordance with Statement of Statutory Accounting Principles (SSAP) No. 68, Business Combinations and Goodwill, as a statutory merger. As such, financial statements for periods prior to the merger were combined and the recorded assets, liabilities and surplus of TALICNY were carried forward to the merged company. As a result of the merger, TALICNY’s common stock was deemed cancelled by operation of law. In exchange for its agreement to merge TALICNY into the Company, TA Corp received a proportionate number of TFLIC shares equal in value to the fair market value of TALICNY relative to the fair market value of the combined companies. Specifically, TA Corp received 676 shares of the Company’s common stock and 1,806 shares of the Company’s preferred stock.

13

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Summarized audited financial information for the Company and TALICNY presented separately for periods prior to the merger is as follows:

	Six Months Ended June 30 2014	Year Ended December 31 2013
	Unaudited
Revenues:
Company	$3,123,469	$5,940,044
TALICNY	11,188	22,426
Merger Reclassification	—	—

	$3,134,657	$5,962,470

Net income:
Company	$67,834	$226,143
TALICNY	4,077	18,895
Merger Reclassification	—	—

	$71,911	$245,038

	June 30 2014	December 31 2013
	Unaudited
Assets:
Company	$30,565,929	$29,402,391
TALICNY	760,664	774,375
Merger Reclassification	—	601

	$31,326,593	$30,177,367

Liabilities:
Company	$29,536,446	$28,467,814
TALICNY	664,467	681,925
Merger Reclassification	—	—

	$30,200,913	$29,149,739

Capital and surplus:
Company	$1,029,483	$934,577
TALICNY	96,197	92,450
Merger Reclassification	—	601

	$1,125,680	$1,027,628

14

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Nature of Business

The Company sells fixed and variable pension and annuity products, group life coverages, life insurance, investment contracts, structured settlements and guaranteed interest contracts and funding agreements. The Company is licensed in 50 states and the District of Columbia. Sales of the Company’s products are primarily through brokers.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services (formerly known as the Department of Insurance of the State of New York), which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in earnings for those designated as trading and as a separate component of other comprehensive income (OCI) for those designated as available-for-sale. Fair value for GAAP is based on indices, third-party pricing services, brokers, external fund managers and internal models. For statutory reporting, the NAIC allows insurance companies to report the fair value determined by the Securities Valuation Office of the NAIC (SVO) or determine the fair value by using a permitted valuation method.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If the fair value of the mortgage-backed/asset-backed security is less than amortized cost, an entity shall assess whether the impairment is other-than-temporary. An other-than-temporary impairment (OTTI) is considered to have occurred if the fair value of the mortgage-backed/asset-backed security is less than its amortized cost basis and the entity intends to sell the security or

15

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis. An OTTI is also considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security.

If it is determined an OTTI has occurred as a result of the cash flow analysis, the security is written down to the discounted estimated future cash flows. If an OTTI has occurred due to intent to sell or lack of intent and ability to hold, the security is written down to fair value.

For GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If high credit quality securities are adjusted, the retrospective method is used. If it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the OTTI should be recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the impairment date. If the entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery, the OTTI should be separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in OCI, net of applicable taxes.

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of OCI rather than to income as required for fair value hedges, and an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value.

16

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Derivative instruments are also used in replication (synthetic asset) transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value, with the changes in fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances are established for mortgage loans, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus as part of the change in asset valuation reserve (AVR), rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five year bands. That net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pre-tax basis in the period that the assets giving rise to the gains or losses are sold.

The AVR provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

17

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Subsidiaries: Investments in subsidiaries, controlled and affiliated companies (SCA) companies are state in accordance with the Purposes and Procedures Manual of the NAIC SVO, as well as SSAP No. 97 – Investments in Subsidiary, Controlled and Affiliated Entities, A Replacement of SSAP No. 88. Dividends or distributions received from an investee are recognized in investment income when declared to the extent that they are not in excess of the undistributed accumulated earnings attributable to an investee. Changes in investments in SCA’s are recorded as a change to the carrying value of the investment with a corresponding amount recorded directly to unrealized gain/loss (capital and surplus).

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, incremental costs directly related to the successful acquisition of insurance and investment contracts are deferred. For traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, acquisition costs would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Value of Business Acquired: Under GAAP, value of business acquired (VOBA) is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy contracts and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operation expenses, investment returns, nonperformance risk adjustment and other factors. VOBA is not recognized under the NAIC Accounting Practices and Procedures Manual.

Separate Accounts with Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

Nonadmitted Assets: Certain assets designated as “nonadmitted”, primarily net deferred tax assets and other assets not specifically identified as an admitted asset within the NAIC SAP, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent they are not impaired.

18

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received. Benefits incurred represent surrenders and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk and guaranteed interest in group annuity contracts are recorded directly to a policy reserve account using deposit accounting, without recognizing premium income or benefits expense. Interest on these policies is reflected in other benefits. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability using deposit accounting.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: Any reinsurance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances would be established for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Losses associated with an indemnity reinsurance transaction are reported within income when incurred rather than being deferred and amortized over the remaining life of the underlying reinsured contracts as would be required under GAAP.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Under GAAP, for certain reinsurance agreements whereby assets are retained by the ceding insurer (such as funds withheld or modified coinsurance) and a return is paid based on the performance of underlying investments, the liabilities for these reinsurance arrangements must be adjusted to reflect the fair value of the invested assets. The NAIC SAP does not contain a similar requirement.

19

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Deferred Income Taxes: The Company computes deferred income taxes in accordance with SSAP No. 101, Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10. Under SSAP No. 101, admitted adjusted deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with the Internal Revenue Service tax loss carryback provisions, not to exceed three years, plus 2) the amount of adjusted gross deferred income tax assets expected to be realized within three years limited to an amount that is no greater than 15% of current period’s adjusted statutory capital and surplus, plus 3) the amount of remaining adjusted gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities after considering the character (i.e., ordinary versus capital) and reversal patterns of the deferred tax assets and liabilities. The remaining adjusted deferred income tax assets are nonadmitted. Deferred state income taxes are not recorded under SSAP No. 101, whereas under GAAP state income taxes are included in the computation of deferred income taxes.

Goodwill: Goodwill is admitted subject to an aggregate limitation of ten percent of the capital and surplus in the most recently filed annual statement excluding electronic data processing equipment, operating system software, net deferred income tax assets and net positive goodwill. Excess goodwill is nonadmitted. Goodwill is amortized over ten years. Under GAAP, goodwill is measured as the excess of the consideration transferred plus the fair value of any noncontrolling interest in the acquiree at the acquisition date as compared to the fair values of the identifiable net assets acquired. Goodwill is not amortized but is assessed for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies as would be required under GAAP.

Surplus Notes: Surplus notes are reported as surplus rather than liabilities as would be required under GAAP.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

20

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Securities Lending Assets and Liabilities: For securities lending programs, cash collateral received which may be sold or repledged by the Company is reflected as a one-line entry on the balance sheet (securities lending reinvested collateral assets) and a corresponding liability is established to record the obligation to return the cash collateral. Collateral received which may not be sold or repledged is not recorded on the Company’s balance sheet. Under GAAP, the reinvested collateral is included within invested assets (i.e. it is not one-line reported).

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

Other significant accounting policies are as follows:

Investments

Investments in bonds, except those to which the SVO has ascribed an NAIC designation of 6, are reported at amortized cost using the interest method.

Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. These securities meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost or fair value based upon their NAIC rating.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments, except for those with an initial NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

The Company closely monitors below investment grade holdings and those investment grade issuers where the Company has concerns. The Company also regularly monitors industry sectors. The Company considers relevant facts and circumstances in evaluating whether the impairment is other-than-temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount; and (3) the Company’s ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally

21

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

recognized credit rating changes are monitored. Non-structured securities in unrealized loss positions that are considered other-than-temporary are written down to fair value. Structured securities considered other-than-temporarily impaired are written down to discounted estimated cash flows if the impairment is the result of cash flow analysis. If the Company has an intent to sell or lack of ability to hold a structured security, it is written down to fair value. For structured securities, cash flow trends and underlying levels of collateral are monitored. The Company will record a charge to the statement of operations to the extent that these securities are determined to be other-than-temporarily impaired.

Investments in preferred stocks in good standing are reported at cost or amortized cost. Investments in preferred stocks are stated at amortized cost, except those with NAIC designations RP4 to RP6 and P4 to P6, which are reported at lower of amortized cost or fair value, and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Common stocks of unaffiliated companies are reported at fair value and the related net unrealized capital gains or losses are reported in unassigned surplus along with any adjustment for federal income taxes.

If the Company determines that a decline in the fair value of a common stock or a preferred stock is other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statement of operations. The Company considers the following factors in determining whether a decline in value is other-than-temporary: (a) the financial condition and prospects of the issuer; (b) whether or not the Company has made a decision to sell the investment; and (c) the length of time and extent to which the value has been below cost.

Common stocks of affiliated noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses, reported in unassigned surplus along with any adjustment for federal income taxes.

The Company utilizes the look-through approach in valuing its investment in the following two entities.

Real Estate Alternatives Portfolio 2, LLC (REAP 2)	$3,146
Real Estate Alternatives Portfolio 4 HR, LLC (REAP 4 HR)	$5,422

The financial statements for these entities are not audited. Instead, under the look-through approach, the Company is using the value of the underlying investments owned by these entities, limited to those investments for which audited financial statements are

22

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

obtained. All liabilities, commitments, contingencies, guarantees or obligations of these entities, which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in REAP 2 and REAP 4 HR, if not already recorded in their financial statements.

There are no restrictions on common or preferred stock.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other-than-temporary, the mortgage loan is written down to realizable value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances.

The Company has minority ownership interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying audited GAAP equity of the investee.

For a decline in the fair value of an investment in a joint venture or limited partnership which is determined to be other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statement of operations. The Company considers an impairment to have occurred if it is probable that the Company will be unable to recover the carrying amount of the investment or if there is evidence indicating inability of the investee to sustain earnings which would justify the carrying amount of the investment.

Investments in Low Income Housing Tax Credit (LIHTC) properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company. The carrying value is amortized over the life of the investment. Amortization is calculated as a ratio of the current year tax credits and tax benefits compared to the total expected tax credits and tax benefits over the life of the investment.

23

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Other “admitted assets” are valued principally at cost, as required or permitted by New York Insurance Laws.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Income is also not accrued when collection is uncertain. In addition, accrued interest is excluded from investment income when payment exceeds 90 days past due. At December 31, 2015 and 2014, the Company excluded investment income due and accrued of $410 and $546, respectively, with respect to such practices.

For dollar repurchase agreements, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral will be invested as needed or used for general corporate purposes of the Company.

Derivative Instruments

Overview: The Company may use various derivative instruments (options, caps, floors, swaps, foreign currency forwards and futures) to manage risks related to its ongoing business operations. On the transaction date of the derivative instrument, the Company designates the derivative as either (A) hedging (fair value, foreign currency fair value, cash flow, foreign currency cash flow, forecasted transactions or net investment in a foreign operation), (B) replication, (C) income generation or (D) held for other investment/risk management activities, which do not qualify for hedge accounting under SSAP No. 86, Accounting for Derivative Instruments and Hedging Activities (SSAP No. 86).

Derivative instruments used in hedging relationships are accounted for on a basis that is consistent with the hedged item (amortized cost or fair value). Derivative instruments used in replication relationships are accounted for on a basis that is consistent with the cash instrument and the replicated asset (amortized cost or fair value). Derivative instruments used in income generation relationships are accounted for on a basis that is consistent with the associated covered asset or underlying interest to which the derivative relates (amortized cost or fair value). Derivative instruments held for other investment/risk management activities are measured at fair value with value adjustments recorded in unassigned surplus.

24

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

The Company is exposed to credit-related losses in the event of non-performance by counterparties to derivative financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit rating of ‘A’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets instead.

Instruments: Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged at each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Cross currency swaps are utilized to mitigate risks when the Company holds foreign denominated assets or liabilities therefore converting the asset or liability to a U.S. dollar denominated security. These cross currency swap agreements involve the exchange of two principal amounts in two different currencies at the prevailing currency rate at contract inception. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. Each asset or liability is hedged individually where the terms of the swap must meet the terms of the hedged instrument. For swaps qualifying for hedge accounting, the premium or discount is amortized into

25

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

income over the life of the contract and the foreign currency translation adjustment is recorded as unrealized gain/loss in capital and surplus. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

Total return swaps are used in the asset/liability management process to mitigate the delta risk created when the company has issued minimum guarantee insurance contracts linked to an index. These total return swaps generally provide for the exchange of the difference between fixed leg (tied to the Standard & Poor’s (S&P) or other index) and floating leg (tied to the London Interbank Offered Rate (LIBOR)) amounts based on an underlying notional amount (also tied to the underlying index). Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Futures contracts are used to hedge the liability risk associated with when the Company issues products providing the customer a return based on various global equity market indices. Futures are marked to market on a daily basis whereby a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment.

The Company may purchase foreign denominated assets or issue foreign denominated liabilities and use forward rate agreements to hedge foreign currency risk associated with these products. These forward agreements are marked to the current forward rate on the financial statements and cash payments and/or receipts are recognized as realized gains or losses. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment.

A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. The Company replicates investment grade corporate bonds by combining a highly rated security as a cash component with a written credit default swap which, in effect, converts the high quality asset into a lower rated investment grade asset. The benefits of using the swap market to replicate credit include possible enhanced relative values as well as ease of executing larger transactions in a shortened time frame.

26

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Generally, a premium is received by the Company on a periodic basis and recognized in investment income. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss. Generally these swaps are carried at amortized cost with periodic interest payments beginning at a future date. Any early terminations are recognized as capital gains or losses. The Company complies with the specific rules established in AVR for replication transactions.

Separate Accounts

The majority of the separate accounts held by the Company represent funds which are administered for pension plans. The assets in the managed separate accounts consist of common stock, long-term bonds, real estate and short-term investments. The non-managed separate accounts are invested by the Company in a corresponding portfolio of Diversified Investors Portfolios. The portfolios are registered under the Investment Company Act of 1940, as amended, as open-ended, diversified, management investment companies.

Except for some guaranteed separate accounts, which are carried at amortized cost, the assets are carried at fair value, and the investment risks associated with fair value changes are borne entirely by the policyholder. Some of the guaranteed separate accounts provide a guarantee of principal and some include an interest guarantee of 4% or less, so long as the contract is in effect. Separate account asset performance less than guaranteed requirements is transferred from the general account and reported in the statements of operations.

Assets held in trust for purchases of separate account contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to these assets accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

The investment risks associated with fair value changes of the separate account are borne entirely by the contract owners except in cases where minimum guarantees exist. Income and gains and losses with respect to the assets in the separate accounts supporting modified guaranteed annuity contracts are included in the Company’s statements of operations as a component of net transfers from separate accounts.

The Company received variable contract premiums of $4,948,619, $4,687,960 and $4,481,938 in 2015, 2014 and 2013, respectively. In addition, the Company received $178,533, $168,948, and $150,473 in 2015, 2014 and 2013, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

27

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Separate account assets and liabilities reported in the accompanying financial statements consist of two types: non-indexed guaranteed and nonguaranteed. Non-indexed guaranteed separate accounts represent funds invested by the Company for the benefit of contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than the guaranteed requirements is either transferred to or received from the general account and reported in the statements of operations. Non-indexed guaranteed separate account assets and liabilities are carried at amortized cost.

The non-guaranteed separate account assets and liabilities represent group annuity funds segregated by the Company for the benefit of contract owners, who bear the investment risks. The assets and liabilities of the nonguaranteed separate accounts are carried at estimated fair value.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

Surrender values are not promised in excess of the legally computed reserves. For annual premium variable life insurance there is an extra premium charged to the policyholder before the premium is transferred to the Separate Accounts. An additional reserve for this policy is held in the General Account that is a multiple of the reserve that would otherwise be held.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the date of death.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioners’ Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 7.25 percent and are computed principally on the Net Level Premium Valuation and the Commissioner’s Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioner’s Reserve Valuation Method.

Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. Generally, mean

28

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

reserves are determined by computing the regular mean reserve for the plan at the true age and holding, in addition, one-half (1/2) of the extra premium charge for the year. For certain flexible premium and fixed premium universal life insurance products, reserves are calculated utilizing the Commissioner’s Reserve Valuation Method for universal life policies and recognizing any substandard ratings.

Deferred annuity reserves are calculated according to the Commissioner’s Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.50 to 11.00 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed interest contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with a cash settlement option, on a change in fund basis, according to the Commissioner’s Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. On group annuity deposit funds not involving life contingencies, tabular interest has been determined by adjusting the interest credited to group annuity deposits. On other funds not involving life contingencies, tabular interest has been determined by formula.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

29

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements and other annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance, and are not reported as premiums, benefits or changes in reserves in the statement of operations.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the related policies. Considerations received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium revenue.

Claims and Claim Adjustment Expense

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business.

Activity in the liability for unpaid claims and related processing costs net of reinsurance is summarized as follows:

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year
Year ended December 31, 2015
2015	$—	$74,428	$34,235	$40,193
2014 and prior	43,111	(7,098)	28,230	7,783

	43,111	$67,330	$62,465	47,976

Active life reserve	111,952			137,601

Total accident and health
reserves	$155,063			$185,577

30

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year
Year ended December 31, 2014
2014	$—	$66,785	$33,016	$33,769
2013 and prior	34,213	(3,470)	21,401	9,342

	34,213	$63,315	$54,417	43,111

Active life reserve	108,146			111,952

Total accident and health reserves	$142,359			$155,063

The Company’s unpaid claims reserve was decreased by $7,098 and $3,470 for the years ended December 31, 2015 and 2014, respectively, for health claims that were incurred prior to those balance sheet dates. The change in 2015 and 2014 resulted primarily from variances in the estimated frequency of claims and claim severity.

The balance in the liability for unpaid accident and health claim adjustment expenses as of December 31, 2015 and 2014 was $696 and $740, respectively. The Company incurred $1,268 and paid $1,312 of claim adjustment expenses during 2015, of which $657 of the paid amount was attributable to insured or covered events of prior years. The Company incurred $1,821 and paid $1,821 of claim adjustment expenses during 2014, of which $919 of the paid amount was attributable to insured or covered events of prior years. The Company did not increase or decrease the claim adjustment expense provision for insured events of prior years during 2015 or 2014.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of in force blocks of business are included in unassigned surplus and amortized into income as earnings emerge on the reinsured block of business. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

Consistency of Presentation

Differences in tabular totals and references between footnotes are caused by rounding differences not considered to be significant to the financial statement presentation.

31

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Recent Accounting Pronouncements

Effective January 1, 2015 the Company adopted guidance that moves wholly-owned, single member/single asset LLCs where the underlying asset is real estate, into the scope of SSAP No. 40, Real Estate Investments, when specific conditions are met, and clarifies in SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies, that these types of investments are within the scope of SSAP No. 40. The adoption of this guidance did not impact the financial position and results of operations of the Company.

Effective December 31, 2014, the Company adopted revisions of SSAP No. 104R, Share-Based Payments, which provides guidance for share-based payments transactions with non-employees. The adoption of this revision did not impact the financial position and results of operations of the Company.

Effective December 15, 2014, the Company adopted SSAP No. 107, Accounting for Risk-Sharing Provisions of the Affordable Care Act, which establishes accounting treatment for the three risk sharing programs of the Affordable Care Act (ACA). Disclosures related to the assets, liabilities and revenue elements by program, previously adopted in SSAP No. 35R, Guaranty Fund and Other Assessments – Revised, were moved to this SSAP. The adoption of this standard did not impact the financial position or results of operations of the Company.

Effective January 1, 2014, the Company adopted SSAP No. 106, Affordable Care Act Assessments, which adopted with modifications the guidance in Accounting Standards Update (ASU) 2011-06: Other Expenses – Fees Paid to the Federal Government by Health Insurers and moves the ACA Section 9010 fee guidance from SSAP No. 35R, to SSAP No. 106. The adoption of this standard did not impact the Company’s results of operations or financial position.

Effective January 1, 2014, the Company adopted SSAP No. 105, Working Capital finance Investments, which allows working capital finance investments to be admitted assets if certain criteria are met. The adoption of this standard did not impact the financial position or results of operations of the Company.

Effective January 1, 2014, the Company adopted revisions to SSAP No. 30, Investments in Common Stock (excluding investments in common stock of subsidiary, controlled or affiliated entities), which requires Federal Home Loan Bank (FHLB) capital stock to be reported at par value and expands the disclosures related to FHLB capital stock, collateral pledged to the FHLB and borrowing from the FHLB. The adoption of this revision did not impact the Company’s financial position or results of operations, as the company has no FHLB agreements.

32

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Effective December 31, 2013, the Company adopted revisions to SSAP No. 35R, Guaranty Fund and Other Assessments – Revised which incorporates subsequent event (Type II) disclosures for entities subject to Section 9010 of the Patient Protection and Affordable Care Act related to assessments payable. The adoption of this revision did not impact the financial position or results of operations of the Company as revisions relate to disclosures only. See Note 16 for further discussion.

Effective January 1, 2013, the Company adopted SSAP No. 92, Accounting for Postretirement Benefits Other Than Pensions, A Replacement of SSAP No. 14 and SSAP No. 102, Accounting for Pensions, A Replacement of SSAP No. 89. This guidance impacts accounting for defined benefit pension plans or other postretirement plans, along with related disclosures. SSAP No. 102 requires recognition of the funded status of the plan based on the projected benefit obligation instead of the accumulated benefit obligation as under SSAP No. 89. In addition, SSAP No. 92 and SSAP No. 102 require consideration of non-vested participants. The adoption of these standards did not impact the Company’s results of operations, financial position or disclosures as the Company does not sponsor the pension plan and is not directly liable under the plan. See Note 11 for further discussion of the Company’s pension plan and other postretirement plans as sponsored by TA Corp.

Effective January 1, 2013, the Company adopted SSAP No. 103, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities which adopts with modifications the guidance in ASU 2009-16, Transfers and Servicing (Topic 860): Accounting for Transfers of Financial Assets and supersedes SSAP No. 91R, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. The adoption of this standard did not impact the financial position or results of operations of the Company.

Effective January 1, 2013, the Company adopted non-substantive revisions to SSAP No. 36, Troubled Debt Restructuring. These revisions adopt guidance from ASU 2011-02, Receivables – A Creditors’ Determination of Whether a Restructuring is a Troubled Debt Restructuring, which clarifies what constitutes a troubled debt restructuring and adopts with modification troubled debt restructuring disclosures for creditors from ASU 2010-20: Receivables (Topic 310), Disclosures About the Credit Quality of Financing Receivables and the Allowance for Credit Losses. The adoption of this revision did not impact the financial position or results of operations of the Company.

2. Prescribed and Permitted Statutory Accounting Practices

The New York Department of Financial Services recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the New York Insurance Law.

33

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The State of New York has adopted a prescribed accounting practice that differs from that found in the NAIC SAP related to the reported value of the assets supporting the Company’s guaranteed separate accounts. As prescribed by Section 1414 of the New York Insurance Law, the Commissioner found that the Company is entitled to value the assets of the guaranteed separate account at amortized cost, whereas the assets would be required to be reported at fair value under SSAP No. 56, Separate Accounts, of the NAIC SAP. There is no impact to the Company’s income or surplus as a result of utilizing this prescribed practice.

3. Accounting Changes and Correction of Errors

The Company had consistently reported reserves for all states using the Missouri Department of Insurance required modified 2001 CSO table in the valuation of certain limited underwriting policies. During 2015, Missouri rescinded this rule. The Company made a change in valuation bases relating to these policies to use the unmodified 2001 CSO table. This resulted in a decrease to reserves of $918 which has been reported on Exhibit 5A – Change in Bases of Valuation During the Year. Related to this change were decreases in the deferred premium asset of $274 and the uncollected premium asset of $7. These amounts were charged to surplus and are reported on the cumulative effect of changes in accounting principles line.

During 2015, the Company made a change in valuation bases relating to its Long-Term Care business. A change was made to use a morbidity table that is consistent with leading industry practice where claims are determined using a first-site, first-principles approach. This change resulted in an increase in life reserves of $2,386 which has been reported on Exhibit 5A – Changes in Bases of Valuation During the Year.

During 2015, the Company identified simplifications and mapping errors in some of the valuation mortality tables used for the calculation of reinsurance reserve credits on certain universal life policies. The change in valuation process resulted in a decrease to reserves of $325 which has been reported on Exhibit 5A – Change in Bases of Valuation During the Year.

During 2013, the Company discovered an investment in a guaranteed investment contract within the Company’s separate account was not included in the calculation of the AVR as of December 31, 2012. The impact of this omission was an understatement of the asset valuation reserve and overstatement of capital and surplus of $5,080 as of December 31, 2012. This was corrected in 2013 and is reflected as a correction of an error in the capital and surplus accounts of the Statements of Changes in Capital and Surplus.

34

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

4. Fair Values of Financial Instruments

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Determination of fair value

The fair values of financial instruments are determined by management after taking into consideration several sources of data. When available, the Company uses quoted market prices in active markets to determine the fair value of its investments. The Company’s valuation policy utilizes a pricing hierarchy which dictates that publicly available prices are initially sought from indices and third-party pricing services. In the event that pricing is not available from these sources, those securities are submitted to brokers to obtain quotes. Lastly, securities are priced using internal cash flow modeling techniques. These valuation methodologies commonly use reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, and/or estimated cash flows.

To understand the valuation methodologies used by third-party pricing services, the Company reviews and monitors their applicable methodology documents. Any changes to their methodologies are noted and reviewed for reasonableness. In addition, the Company performs in-depth reviews of prices received from third-party pricing services on a sample basis. The objective for such reviews is to demonstrate that the Company can corroborate detailed information such as assumptions, inputs and methodologies used in pricing individual securities against documented pricing methodologies. Only third-party pricing services and brokers with a substantial presence in the market and with appropriate experience and expertise are used.

Each month, the Company performs an analysis of the information obtained from indices, third-party services, and brokers to ensure that the information is reasonable and produces a reasonable estimate of fair value. The Company considers both qualitative and quantitative factors as part of this analysis, including but not limited to, recent transactional activity for similar securities, review of pricing statistics and trends, and consideration of recent relevant market events. Other controls and procedures over pricing received from indices, third-party pricing services, or brokers include validation checks such as exception reports which highlight significant price changes, stale prices or un-priced securities.

Fair value hierarchy

The Company’s financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100 - Fair Value

35

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Measurements. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3).    The levels of the fair value hierarchy are as follows:

Level 1	-	Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2	-	Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

		a)	Quoted prices for similar assets or liabilities in active markets

		b)	Quoted prices for identical or similar assets or liabilities in non-active markets

		c)	Inputs other than quoted market prices that are observable

		d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3	-	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash Equivalents and Short-Term Investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values. Cash is not included in the below tables.

Short-Term Notes Receivable from Affiliates: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair value.

Bonds and Stocks: The NAIC allows insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method. The fair values of bonds and stocks are reported or determined using the following pricing sources: indices, third-party pricing services, brokers, external fund managers and internal models.

36

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Fair values for fixed maturity securities (including redeemable preferred stock) actively traded are determined from third-party pricing services, which are determined as discussed above in the description of Level 1 and Level 2 values within the fair value hierarchy. For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from third-party pricing services, or are based on non-binding broker quotes or internal models. In the case of private placements, fair values are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Other Invested Assets: The fair values for other invested assets, which include investments in surplus notes issued by other insurance companies and fixed or variable rate investments with underlying characteristics of bonds, were determined primarily by using indices, third-party pricing services and internal models.

Derivative Financial Instruments: The estimated fair values of interest rate caps and options are based upon the latest quoted market price at the balance sheet date. The estimated fair values of swaps, including interest rate and currency swaps are based on pricing models or formulas using current assumptions. The estimated fair value of credit default swaps are based upon active market data, including interest rate quotes, credit spreads, and recovery rates, which are then used to calculate probabilities of default for the fair value calculation. The Company accounts for derivatives that receive and pass hedge accounting in the same manner as the underlying hedged instrument. If that instrument is held at amortized cost, then the derivative is also held at amortized cost.

Policy Loans: The fair value of policy loans is equal to the book value of the loan, which is stated at unpaid principal balance.

Securities Lending Reinvested Collateral: The cash collateral from securities lending is reinvested in various short-term and long-term debt instruments. The fair values of these investments are determined using the methods described above under Cash Equivalents and Short-Term Investments and Bonds and Stocks.

Receivable From/Payable to Parents, Subsidiaries and Affiliates: The carrying amount of receivable from/payable to affiliates approximates their fair value.

37

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Separate Account Assets and Annuity Liabilities: The fair value of separate account assets are based on quoted market prices when available. When not available, they are primarily valued either using third-party pricing services or are valued in the same manner as the general account assets as further described in this note. However, some separate account assets are valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or internal modeling which utilizes input that are not market observable. The fair value of separate account annuity liabilities is based on the account value for separate accounts business without guarantees. For separate accounts with guarantees, fair value is based on discounted cash flows.

Investment Contract Liabilities: Fair value for the Company’s liabilities under investment contracts, which include deferred annuities and GICs, are estimated using discounted cash flow calculations. For those liabilities that are short in duration, carrying amount approximates fair value. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value.

Deposit-Type Contracts: The carrying amounts of deposit-type contracts reported in the accompanying balance sheets approximate their fair values. These are included in the Investment Contract Liabilities.

Surplus Notes: Fair values for surplus notes are estimated using a discounted cash flow analysis based on the Company’s current incremental borrowing rate for similar types of borrowing arrangements.

The Company accounts for its investments in affiliated common stock using the equity method of accounting; as such, they are not included in the following disclosures.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

38

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables set forth a comparison of the estimated fair values and carrying amounts of the Company’s financial instruments, including those not measured at fair value in the balance sheets, as of December 31, 2015 and 2014, respectively:

	December 31 2015
						Not
						Practicable
	Estimated	Admitted				(Carrying
	Fair Value	Assets	(Level 1)	(Level 2)	(Level 3)	Value)
Admitted assets
Cash equivalents and short-term investments, other than affiliates	$171,797	$171,797	$—	$171,797	$—	$—
Short-term notes receivable from affiliates	175,000	175,000	—	175,000	—	—
Bonds	7,076,222	6,851,692	683,277	6,206,728	186,217	—
Preferred stocks, other than affiliates	3,340	3,269	—	3,340	—	—
Common stocks, other than affiliates	124	124	124	—	—	—
Mortgage loans on real estate	960,243	950,309	—	—	960,243	—
Other invested assets	23,822	20,905	—	23,379	443	—
Interest rate swaps	51,173	51,173	—	47,855	3,318	—
Currency swaps	1,734	1,817	—	1,734	—	—
Credit default swaps	7,753	5,704	—	7,753	—	—
Equity swaps	5,272	5,272	—	5,272	—	—
Policy loans	119,525	119,525	—	119,525	—	—
Securities lending reinvested collateral	433,646	433,653	—	433,646	—	—
Separate account assets	22,336,195	22,366,990	14,045,139	8,290,423	633	—

Liabilities
Investment contract liabilities	5,231,355	5,142,489	—	2,072	5,229,283	—
Interest rate swaps	28,933	40,826	—	28,933	—	—
Credit default swaps	61	4,473	—	61	—	—
Equity swaps	1,179	1,179	—	1,179	—	—
Payable to parent, subsidiaries and affiliates	26,231	26,231	—	26,231	—	—
Separate account annuity liabilities	21,855,736	21,855,772	—	15,793,441	6,062,295	—
Surplus notes	174,579	150,000	—	174,579	—	—

39

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	December 31 2014
	Estimated Fair Value	Admitted Assets	(Level 1)	(Level 2)	(Level 3)	Not Practicable (Carrying Value)
Admitted assets
Cash equivalents and short-term investments, other than affiliates	$232,357	$232,357	$—	$232,357	$—	$—
Bonds	7,865,779	7,325,731	836,240	6,869,575	159,964	—
Preferred stocks, other than affiliates	4,889	3,730	—	4,889	—	—
Common stocks, other than affiliates	332	332	332	—	—	—
Mortgage loans on real estate	757,492	730,305	—	—	757,492	—
Other invested assets	29,129	25,324	—	28,338	791	—
Interest rate swaps	39,431	39,431	—	39,431	—	—
Currency swaps	838	1,140	—	838	—	—
Credit default swaps	10,358	7,404	—	10,358	—	—
Equity swaps	1,081	1,081	—	1,081	—	—
Policy loans	116,393	116,393	—	116,393	—	—
Securities lending reinvested collateral	471,274	471,292	—	471,274	—	—
Separate account assets	21,856,256	21,835,310	13,108,945	8,739,762	7,549	—

Liabilities
Investment contract liabilities	5,347,768	5,301,532	—	1,320	5,346,448	—
Interest rate swaps	24,119	32,052	—	24,119	—	—
Currency swaps	11	11	—	11	—	—
Credit default swaps	(4,234)	4,224	—	(4,234)	—	—
Equity Swaps	3,363	3,363	—	3,363	—	—
Payable to parent, subsidiaries and affiliates	20,647	20,647	—	20,647	—	—
Separate account annuity liabilities	21,344,793	21,337,665	—	15,146,697	6,198,099	—
Surplus notes	171,785	150,000	—	171,785	—	—

40

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables provide information about the Company’s financial assets and liabilities measured at fair value as of December 31, 2015 and 2014:

	2015
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Industrial and miscellaneous	$—	$394	$1,630	2,024

Total bonds	—	394	1,630	2,024
Common stock
Industrial and miscellaneous	124	—	—	124

Total common stock	124	—	—	124
Short-term investments and cash equivalents Government	—	1	—	1
Industrial and miscellaneous	—	44,097	—	44,097
Money market mutual fund	—	112,007	—	112,007
Sweep accounts	—	15,692	—	15,692

Total short-term	—	171,797	—	171,797
Securities lending reinvested collateral	—	290,629	—	290,629
Derivative assets	—	53,127	3,318	56,445
Separate account assets	14,026,711	2,211,504	—	16,238,215

Total assets at fair value	$14,026,835	$2,727,451	$4,948	$16,759,234

Liabilities:
Derivative liabilities	$—	$34,605	$—	$34,605

Total liabilites at fair value	$—	$34,605	$—	$34,605

	2014
	Level 1	Level 2	Level 3	Total
Assets:
Industrial and miscellaneous	$—	$—	$8,435	$8,435

Total bonds	—	—	8,435	8,435
Common stock
Industrial and miscellaneous	332	—	—	332

Total common stock	332	—	—	332
Short-term investments and cash equivalents
Government	—	1	—	1
Industrial and miscellaneous	—	144,581	—	144,581
Money market mutual fund	—	80,079	—	80,079
Sweep accounts	—	7,696	—	7,696

Total short-term	—	232,357	—	232,357
Securities lending reinvested collateral	—	356,994	—	356,994
Derivative assets	—	41,350	—	41,350
Separate account assets	13,108,945	2,414,079	—	15,523,024

Total assets at fair value	$13,109,277	$3,044,780	$8,435	$16,162,492

Liabilities:
Derivative liabilities	$—	$27,493	$—	$27,493

Total liabilites at fair value	$—	$27,493	$—	$27,493

41

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Bonds classified in Level 2 are valued using inputs from third-party pricing services or broker quotes. Level 3 measurements for bonds are primarily those valued using non-binding broker quotes, which cannot be corroborated by other marketable observable data or internal modeling which utilize significant inputs that are not market observable.

Short-term investments are classified as Level 2 as they are carried at amortized cost, which approximates fair value.

Derivatives classified as Level 2 represent over-the-counter (OTC) contracts valued using pricing models based on the net present value of estimated future cash flows, directly observed prices from exchange-traded derivatives, other OTC trades or external pricing services.

Separate account assets in Level 2 are valued using inputs from third-party pricing services or are valued and classified in the same way as general account assets (described above).

During 2015 and 2014, there were no transfers between Level 1 and 2, respectively.

The following tables summarize the changes in assets classified in Level 3 for 2015 and 2014:

	Balance at January 1, 2015	Transfers into Level 3	Transfers out of Level 3	Total Gains and (Losses) Included in Net income (a)	Total Gains and (Losses) Included in Surplus (b)
Bonds
RMBS	$349	$—	$—	$(62)	$48
Other	8,086	—	5,838	(383)	142
Derivatives	—	—	—	—	—

Total	$8,435	$—	$5,838	$(445)	$190

	Purchases	Issuances	Sales	Settlements	Balance at December 31, 2015
Bonds
RMBS	$—	$—	$—	$—	$335
Other	—	—	—	712	1,295
Derivatives	3,318	—	—	—	3,318

Total	$3,318	$—	$—	$712	$4,948

42

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Balance at January 1, 2014	Transfers into Level 3	Transfers out of Level 3	Total Gains and (Losses) Included in Net income (a)	Total Gains and (Losses) Included in Surplus (b)
Bonds
RMBS	$427	$—	$—	$23	$(101)
Other	9,287	3,278	—	(1,515)	(261)

Total	$9,714	$3,278	$—	$(1,492)	$(362)

	Purchases	Issuances	Sales	Settlements	Balance at December 31, 2014
Bonds
RMBS	$—	$—	$—	$—	$349
Other	—	—	—	2,703	8,086

Total	$—	$—	$—	$2,703	$8,435

The Company’s policy is to recognize transfers in and out of levels as of the beginning of the reporting period.

Transfers out for bonds were the results of securities being carried at fair value at December 31, 2014, subsequently changing to being carried at amortized cost during 2015.

Transfers in for bonds were the result of a security being carried at amortized cost at December 31, 2013, subsequently changing to being carried at fair value during 2014.

43

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

5. Investments

The carrying amounts and estimated fair value of investments in bonds and preferred stocks are as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses Less Than 12 Months	Estimated Fair Value
December 31, 2015
Unaffiliated bonds:
United States Government and agencies	$590,717	$77,946	$2,029	$5,365	$661,268
State, municipal and other government	124,262	8,764	462	3,547	129,017
Hybrid securities	97,931	1,868	13,727	3,438	82,634
Industrial and miscellaneous	4,682,570	238,251	56,816	68,292	4,795,714
Mortgage and other asset-backed securities	1,356,212	63,921	8,142	4,402	1,407,589

	6,851,692	390,750	81,176	85,044	7,076,222
Unaffiliated preferred stocks	3,269	138	—	68	3,340

	$6,854,961	$390,888	$81,176	$85,112	$7,079,562

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses Less Than 12 Months	Estimated Fair Value
December 31, 2014
Unaffiliated bonds:
United States Government and agencies	$717,653	$114,442	$2,450	$703	$828,942
State, municipal and other government	136,587	11,466	9,136	122	138,795
Hybrid securities	99,959	6,050	5,979	795	99,235
Industrial and miscellaneous	4,969,699	388,556	15,749	23,746	5,318,760
Mortgage and other asset-backed securities	1,401,833	89,265	10,199	852	1,480,047

	7,325,731	609,779	43,513	26,218	7,865,779
Unaffiliated preferred stocks	3,730	1,159	—	—	4,889

	$7,329,461	$610,938	$43,513	$26,218	$7,870,668

At December 31, 2015 and 2014, respectively, for bonds and preferred stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 115 and 125 securities with a carrying amount of $600,374 and $707,205 and an unrealized loss of $81,176 and $43,513 with an average price of 86.5 and 93.9 (fair value/amortized cost). Of this portfolio, 77.25% and 90.89% were investment grade with associated unrealized losses of $49,579 and $28,814, respectively.

44

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2015 and 2014, respectively, for bonds and preferred stocks that have been in a continuous loss position for less than twelve months, the Company held 396 and 150 securities with a carrying amount of $1,852,998 and $671,249 and an unrealized loss of $85,112 and $26,218 with an average price of 95.4 and 96.1 (fair value/amortized cost). Of this portfolio, 86.48% and 70.75% were investment grade with associated unrealized losses of $52,689 and $13,140, respectively.

At December 31, 2015 and 2014, the Company did not hold any common stocks that had been in continuous loss position for greater than or equal to twelve months.

At December 31, 2015, for common stocks that have been in a continuous loss position for less than twelve months, the Company held 1 security with a cost of $134 and an unrealized loss of $10 with an average price of 92.9 (fair value/cost). At December 31, 2014, the Company did not hold any common stocks that had been in a continuous loss position for less than twelve months.

The estimated fair value of bonds, preferred stocks and common stocks with gross unrealized losses at December 31, 2015 and 2014 is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2015

Unaffiliated bonds:
United States Government and agencies	$97,431	$97,938	$195,369
State, municipal and other government	3,306	34,287	37,593
Hybrid securities	35,431	20,666	56,097
Industrial and miscellaneous	249,044	1,244,210	1,493,254
Mortgage and other asset-backed securities	133,986	368,829	502,815

	$519,198	$1,765,930	$2,285,128

45

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2014

Unaffiliated bonds:
United States Government and agencies	$145,124	$58,874	$203,998
State, municipal and other government	7,312	873	8,185
Hybrid securities	19,625	22,758	42,383
Industrial and miscellaneous	295,244	484,039	779,283
Mortgage and other asset-backed securities	196,386	78,489	274,875

	$663,691	$645,033	$1,308,724

The carrying amount and estimated fair value of bonds at December 31, 2015, by contractual maturity, is shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$179,070	$181,173
Due after one year through five years	2,219,761	2,307,553
Due after five years through ten years	1,488,269	1,472,485
Due after ten years	1,608,380	1,707,422

	5,495,480	5,668,633
Mortgage and other asset-backed securities	1,356,212	1,407,589

	$6,851,692	$7,076,222

The following structured notes were held at December 31, 2015:

CUSIP Identification	Actual Cost	Fair Value	Book / Adjusted Carrying Value	Mortgage- Referenced Security (YES/NO)
44965TAA5	$1,462	$1,397	$1,463	NO
912810QV3	39,979	37,504	42,153	NO
912810RA8	49,933	52,729	51,700	NO
912810RL4	9,957	9,810	10,042	NO
912810RL4	14,936	14,715	15,063	NO

Total	$116,267	$116,155	$120,421

For impairment policies related to non-structured and structured securities, refer to Note 1 under Investments.

46

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Energy Sector

At December 31, 2015, the Company’s Energy sector portfolio had investments in an unrealized loss position which had a fair value of $259,503 and a carrying value of $307,423, resulting in a gross unrealized loss of $47,920. The Energy Industry sector encompasses various sub-sectors including integrated oil and gas producers, independent oil and gas producers, midstream processing and transport, oil field services and drilling, and refining. The majority of the gross unrealized loss relates to midstream processing and transport, independent oil and gas producers, as well as oil field services and drilling.

Falling oil prices, and continued low natural gas prices, have reduced cash flow for upstream oil and gas producers. Oil field service and drilling companies have been pressured by the prospect of margin pressure resulting from new capacity additions and the prospect of lower capital spending by their upstream client base. Commodity price pressure stems from strong non-Organization of the Petroleum Countries (OPEC) supply growth, softening global demand, and shifting OPEC policy. Companies have responded with capital spending and cost reduction programs, but cash flow and credit metrics continue to weaken. Some issuers have also initiated debt exchange offers that have put additional pressure on security pricing. Midstream processing and transport companies have begun to be impacted by weaker volume growth, higher capital costs, counterparty concerns, and in some cases, commodity price exposure. Refiners have seen positive near term impacts from lower feedstock costs and stronger demand.

The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be other-than-temporarily impaired as of December 31, 2015.

There were no loan-backed securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold during the years ended December 31, 2015 and 2014.

47

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables provide the aggregate totals for loan-backed securities with a recognized OTTI due to the Company’s cash flow analysis, in which the security is written down to estimated future cash flows discounted at the security’s effective yield.

	Amortized Cost before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year Ended December 31, 2015
1st quarter present value of cash flows expected to be less than the amortized cost basis	$13,287	$890	$12,397	$11,082
2nd quarter present value of cash flows expected to be less than the amortized cost basis	14,183	1,751	12,433	11,025
3rd quarter present value of cash flows expected to be less than the amortized cost basis	1,356	631	724	664
4th quarter present value of cash flows expected to be less than the amortized cost basis	—	—	—	—

Aggregate total	$28,826	$3,272	$25,554	$22,771

	Amortized Cost before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year Ended December 31, 2014
1st quarter present value of cash flows expected to be less than the amortized cost basis	$12,087	$1,432	$10,655	$10,663
2nd quarter present value of cash flows expected to be less than the amortized cost basis	4,546	48	4,498	4,187
3rd quarter present value of cash flows expected to be less than the amortized cost basis	28,210	308	27,902	26,600
4th quarter present value of cash flows expected to be less than the amortized cost basis	16,062	2,099	13,963	12,937

Aggregate total	$60,905	$3,887	$57,018	$54,387

48

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Amortized Cost before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year Ended December 31, 2013
1st quarter present value of cash flows expected to be less than the amortized cost basis	$33,255	$937	$32,318	$26,145
2nd quarter present value of cash flows expected to be less than the amortized cost basis	12,311	571	11,740	11,175
3rd quarter present value of cash flows expected to be less than the amortized cost basis	16,824	1,426	15,398	12,815
4th quarter present value of cash flows expected to be less than the amortized cost basis	30,853	1,080	29,773	27,584

Aggregate total	$93,243	$4,014	$89,229	$77,719

The following loan-backed and structured securities were held at December 31, 2015, for which an OTTI was recognized during the current reporting period:

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarter in which OTTI Occurred
52522QAM4	$10,293	$10,149	$144	$10,149	$9,027	1Q 2015
81744FDQ7	696	485	211	485	514	1Q 2015
81744FFD4	267	115	152	115	155	1Q 2015
20404#AB2	487	402	85	402	346	1Q 2015
20404#AE6	544	452	92	452	388	1Q 2015
20404@AB4	1,000	794	206	794	652	1Q 2015
52522QAM4	9,923	9,898	26	9,898	8,810	2Q 2015
75970QAH3	565	562	3	562	559	2Q 2015
22545DAH0	2,280	727	1,553	727	727	2Q 2015
81744FFC6	1,415	1,246	169	1,246	929	2Q 2015
65536PAA8	174	172	1	172	132	3Q 2015
75970QAH3	553	552	1	552	532	3Q 2015
22545DAH0	629	—	629	—	—	3Q 2015

			$3,272

49

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The unrealized losses of loan-backed and structured securities where fair value is less than cost or amortized cost for which an OTTI has not been recognized in earnings as of December 31, 2015 and 2014 is as follows:

	Losses 12	Losses Less
	Months or	Than 12
	More	Months
Year ended December 31, 2015
The aggregate amount of unrealized losses	$8,971	$4,402
The aggregate related fair value of securities with unrealized losses	135,616	368,829

	Losses 12	Losses Less
	Months or	Than 12
	More	Months
Year ended December 31, 2014
The aggregate amount of unrealized losses	$11,123	$1,274
The aggregate related fair value of securities with unrealized losses	198,476	84,835

Detail of net investment income is presented below:

	Year Ended December 31
	2015	2014	2013
Income:
Bonds	$333,020	$358,641	$364,956
Preferred stocks	198	194	123
Mortgage loans on real estate	37,235	37,297	32,624
Policy loans	7,211	7,107	6,616
Cash, cash equivalents and short-term investments	479	244	448
Derivatives	18,678	17,636	18,516
Other invested assets	2,183	3,742	2,873
Other	19,310	38	1,953

Gross investment income	418,314	424,899	428,109
Less investment expenses	17,230	14,549	13,358

Net investment income	$401,084	$410,350	$414,751

50

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Proceeds from sales and other disposals (excluding maturities) of bonds and preferred stock and related gross realized capital gains and losses were as follows:

	Year Ended December 31
	2015	2014	2013
Proceeds	$1,835,590	$1,024,169	$1,151,870

Gross realized gains	$26,268	$12,628	$17,005
Gross realized losses	(31,950)	(15,724)	(6,930)

Net realized capital (losses) gains	$(5,682)	$(3,096)	$10,075

The Company had gross realized losses, which relate to losses recognized on other-than-temporary declines in the fair value of bonds and preferred stocks, for the years ended December 31, 2015, 2014 and 2013 of $8,067, $3,999 and $4,299, respectively.

Net realized capital gains (losses) on investments are summarized below:

	Realized
	Year Ended December 31
	2015	2014	2013
Bonds	$(14,825)	$(7,095)	$5,885
Preferred stocks	1,077	—	(110)
Common stocks	(68)	522	74
Mortgage loans on real estate	21	—	(123)
Cash, cash equivalents and short-term investments	(11)	1	3
Derivatives	(18,751)	(25,808)	(66,787)
Other invested assets	8,099	7,828	4,140

	(24,458)	(24,552)	(56,918)
Federal income tax effect	(3,518)	(5,405)	(4,412)
Transfer to interest maintenance reserve	(2,507)	(3,617)	(7,695)

Net realized capital losses on investments	$(30,483)	$(33,574)	$(69,025)

At December 31, 2015 and 2014, the Company had no recorded investment in restructured securities. The capital gains (losses) taken as a direct result of restructures in 2015, 2014 and 2013 were $0, $0 and $(16), respectively. The Company often has other-than-temporarily impaired a security prior to the restructure date. These other-than-temporary impairments are not included in the calculation of restructure related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

51

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The changes in net unrealized capital gains and losses on investments, including the changes in net unrealized foreign capital gains and losses were as follows:

	Change in Unrealized
	Year Ended December 31
	2015	2014	2013
Bonds	$(2,493)	$7,613	$1,542
Common stocks	(140)	(208)	(825)
Affiliated entities	(294)	(366)	(754)
Derivatives	9,972	40,517	(67,633)
Other invested assets	(8,190)	(4,548)	(330)

Change in unrealized capital gains (losses), before taxes	(1,145)	43,008	(68,000)
Taxes on unrealized capital gains (losses)	(3,558)	1,124	23,536

Change in unrealized capital gains (losses), net of tax	$2,413	$41,884	$(44,464)

The credit quality of mortgage loans by type of property for the year ended December 31, 2015 was as follows:

	Farm	Commercial	Total
AAA - AA	$—	$388,986	$388,986
A	7,828	508,951	516,779
BBB	2,572	39,235	41,807
BB	—	2,736	2,736

	$10,400	$939,908	$950,308

The credit quality for commercial and farm mortgage loans was determined based on an internal credit rating model which assigns a letter rating to each mortgage loan in the portfolio as an indicator of the credit quality of the mortgage loan. The internal credit rating model was designed based on rating agency methodology, then modified for credit risk associated with the Company’s mortgage lending process, taking into account such factors as projected future cash flows, net operating income, and collateral value. The model produces a credit rating score and an associated letter rating which is intended to align with S&P ratings as closely as possible. Information supporting the credit risk rating process is updated at least annually.

During 2015, the Company issued mortgage loans with a maximum interest rate of 5.30% and a minimum interest rate of 3.51% for commercial loans. During 2014, the Company issued mortgage loans with a maximum interest rate of 8.00% and a minimum interest rate of 3.48% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated during the year ending December 31, 2015 at the time of origination was 73.00%. The maximum percentage of any one

52

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

mortgage loan to the value of the underlying real estate originated during the year ending December 31, 2014 at the time of origination was 76.00%. During 2015 and 2014, the Company did not reduce the interest rate on any outstanding mortgage loan.

The following tables provide the age analysis of mortgage loans aggregated by type:

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
December 31, 2015
Recorded Investment (All)
(a) Current	$7,828	$—	$—	$—	$937,916	$1,992	$947,736
(b) 30-59 Days Past Due	2,572	—	—	—	—	—	2,572
(c) 60-89 Days Past Due	—	—	—	—	—	—	—
(d) 90-179 Days Past Due	—	—	—	—	—	—	—
(e) 180+ Days Past Due	—	—	—	—	—	—	—

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
December 31, 2014
Recorded Investment (All)
(a) Current	$8,238	$—	$—	$—	$717,168	$2,247	$727,653
(b) 30-59 Days Past Due	2,652	—	—	—	—	—	2,652
(c) 60-89 Days Past Due	—	—	—	—	—	—	—
(d) 90-179 Days Past Due	—	—	—	—	—	—	—
(e) 180+ Days Past Due	—	—	—	—	—	—	—

The Company did not have any impaired loans at December 31, 2015 or 2014. The Company did not hold an allowance for credit losses on mortgage loans at December 31, 2015, 2014 or 2013.

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis. The Company did not recognize any interest income on impaired loans for the years ended December 31, 2015, 2014 or 2013. The Company did not recognize any interest income on a cash basis for the years ended December 31, 2015, 2014 or 2013.

During 2015 and 2014, there were no mortgage loans that were foreclosed and transferred to real estate. At December 31, 2015 and 2014, the Company held a mortgage loan loss reserve in the AVR of $9,171 and $6,067, respectively.

53

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company’s mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property Type Distribution
	December 31			December 31
	2015	2014		2015	2014
South Atlantic	24%	19%	Apartment	52%	33%
Pacific	22	20	Retail	16	23
Mountain	14	18	Industrial	14	25
W. South Central	12	12	Office	13	12
W. North Central	12	12	Medical	4	5
Middle Atlantic	9	13	Agricultural	1	2
E. North Central	4	3	Other	—	—
E. South Central	3	3
New England	—	—

During 2015, 2014 and 2013, the Company did not recognize any impairment write-downs for its investments in joint ventures and limited partnerships.

At December 31, 2015, the Company had ownership interest in two LIHTC investments. The remaining years of unexpired tax credits ranged from one to nine and the properties were not subject to regulatory review. The length of time remaining for the holding period ranged from two to ten years. There are no contingent equity commitments expected to be paid in the future. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

At December 31, 2014, the Company had ownership interest in two LIHTC investments. The remaining years of unexpired tax credits ranged from two to ten and the properties were not subject to regulatory review. The length of time remaining for the holding period ranged from three to eleven years. The amount of contingent equity commitments expected to be paid during 2015 to 2016 is $5,376. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

The Company recognized net realized gains (losses) from futures contracts in the amount of $(8,677), $(25,113) and $(71,847) for the years ended December 31, 2015, 2014 and 2013, respectively.

At December 31, 2015 and 2014, the Company had replicated assets with a fair value of $666,362 and $628,483, respectively, and credit default swaps with a fair value of $7,691 and $14,591, respectively. During the year ended December 31, 2015 and 2014, the Company recognized $23 and $676 in capital losses related to replication transactions.

54

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company did not recognize any capital losses related to replication transactions in 2013.

As stated in Note 1, the Company replicates investment grade corporate bonds by writing credit default swaps. As a writer of credit swaps, the Company actively monitors the underlying asset, being careful to note any events (default or similar credit event) that would require the Company to perform on the credit swap. If such events would take place, the Company has recourse provisions from the proceeds of the bankruptcy settlement of the underlying entity or by the sale of the underlying bond. As of December 31, 2015, credit default swaps, used in replicating corporate bonds are as follows:

		Maximum
		Future Payout	Current Fair
Deal, Receive (Pay), Underlying	Maturity Date	(Estimated)	Value
51408,SWAP, USD 1 / (USD 0), :US670346AE56	3/20/2016	$10,000	$17
59020,SWAP, USD 1 / (USD 0), :US534187AM15	9/20/2016	$20,000	$121
51410,SWAP, USD 1 / (USD 0), :US168863AS74	3/20/2017	$10,000	$59
51409,SWAP, USD 1 / (USD 0), :XS0203685788	3/20/2017	$11,000	$87
51412,SWAP, USD 1 / (USD 0), :US50064FAD69	3/20/2017	$10,000	$104
51411,SWAP, USD 1 / (USD 0), :USY6826RAA06	3/20/2017	$12,000	$78
51413,SWAP, USD 1 / (USD 0), :US168863AS74	3/20/2017	$10,000	$59
51414,SWAP, USD 1 / (USD 0), :CDX-NAIGS18V1-5Y	6/20/2017	$20,000	$190
51415,SWAP, USD 1 / (USD 0), :CDX-NAIGS18V1-5Y	6/20/2017	$20,000	$190
43375,SWAP, USD 1 / (USD 0), :CDX-NAIGS18V1-5Y	6/20/2017	$5,000	$47
51416,SWAP, USD 1 / (USD 0), :US836205AJ33	9/20/2017	$8,500	$(185)
43612,SWAP, USD 1 / (USD 0), :US455780AQ93	9/20/2017	$2,000	$(5)
46421,SWAP, USD 1 / (USD 0), :US91086QAW87	12/20/2017	$15,000	$13
46535,SWAP, USD 1 / (USD 0), :XS0292653994	12/20/2017	$15,000	$175
46846,SWAP, USD 1 / (USD 0), :US91086QAW87	12/20/2017	$5,000	$4
47105,SWAP, USD 1 / (USD 0), :CDX-NAIGS19V1-5Y	12/20/2017	$25,000	$280
47122,SWAP, USD 1 / (USD 0), :US91086QAW87	12/20/2017	$20,000	$17
47284,SWAP, USD 1 / (USD 0), :CDX-NAIGS19V1-5Y	12/20/2017	$10,000	$112
59021,SWAP, USD 1 / (USD 0), :CDX-NAIGS19V1-5Y	12/20/2017	$20,000	$224
59022,SWAP, USD 1 / (USD 0), :US084664BN03	12/20/2017	$25,000	$336
49133,SWAP, USD 5 / (USD 0), :US345370BX76	12/20/2017	$10,000	$886
49374,SWAP, USD 1 / (USD 0), :US246688AF27	12/20/2017	$10,000	$169
49893,SWAP, USD 1 / (USD 0), :US29250RAC07	12/20/2017	$10,000	$(89)
50058,SWAP, USD 1 / (USD 0), :US444859AU63	12/20/2017	$10,000	$169

55

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

50222,SWAP, USD 1 / (USD 0), :US293791AD17	12/20/2017	$10,000	$20
60080,SWAP, USD 1 / (USD 0), :CDX-NAIGS20V1-5Y	6/20/2018	$30,000	$349
60228,SWAP, USD 1 / (USD 0), :US026874AZ07	6/20/2018	$5,000	$95
66719,SWAP, USD 1 / (USD 0), :US74432QAB14	9/20/2020	$20,000	$182
78320,SWAP, USD 5 / (USD 0), :DE000A0TKUU3	6/20/2019	$10,000	$1,290
78183,SWAP, USD 5 / (USD 0), :US125581GL68	6/20/2019	$5,000	$595
79113,SWAP, USD 5 / (USD 0), :US37045VAC46	6/20/2019	$10,000	$1,293
79606,SWAP, USD 5 / (USD 0), :US459745GF62	6/20/2019	$10,000	$1,090
111718,SWAP, USD 1 / (USD 0), :US900123AL40	6/20/2020	$2,800	$(171)
111728,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	$1,400	$(71)
111731,SWAP, USD 1 / (USD 0), :US900123AL40	6/20/2020	$1,400	$(86)
111734,SWAP, USD 1 / (USD 0), :US836205AN45	6/20/2020	$1,400	$(122)
111737,SWAP, USD 1 / (USD 0), :US105756BV13	6/20/2020	$1,400	$(202)
111743,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	$1,400	$(71)
111831,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	$1,400	$(42)
111841,SWAP, USD 1 / (USD 0), :US91086QAW87	6/20/2020	$1,400	$(33)
111844,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	$1,400	$(71)
111897,SWAP, USD 1 / (USD 0), :US900123AL40	6/20/2020	$1,400	$(86)
112137,SWAP, USD 1 / (USD 0), :US698299AD63	9/20/2020	$2,800	$(87)
112152,SWAP, USD 1 / (USD 0), :US900123AL40	6/20/2020	$1,400	$(86)
112175,SWAP, USD 1 / (USD 0), :US91086QAW87	9/20/2020	$1,400	$(38)
112227,SWAP, USD 1 / (USD 0), :USY6826RAA06	9/20/2020	$2,800	$(85)
112303,SWAP, USD 1 / (USD 0), :US455780AU06	9/20/2020	$1,400	$(69)
112327,SWAP, USD 1 / (USD 0), :US91086QAW87	9/20/2020	$1,400	$(38)
112339,SWAP, USD 1 / (USD 0), :US25271CAJ18	9/20/2020	$6,650	$(1,171)
112364,SWAP, USD 1 / (USD 0), :US465410AH18	6/20/2020	$1,400	$5
112430,SWAP, USD 1 / (USD 0), :US698299AD63	9/20/2020	$1,400	$(44)
112572,SWAP, USD 1 / (USD 0), :US105756BV13	6/20/2020	$1,400	$(202)
113397,SWAP, USD 1 / (USD 0), :US88322KAC53	9/20/2020	$1,400	$(17)
113436,SWAP, USD 1 / (USD 0), :US455780AU06	9/20/2020	$1,400	$(69)
116039,SWAP, USD 1 / (USD 0), :XS0759014375	9/20/2020	$6,665	$(96)
116934,SWAP, USD 1 / (USD 0), :US698299AD63	9/20/2020	$3,200	$(100)
120678,SWAP, USD 5 / (USD 0), :US345370BX76	9/20/2020	$10,000	$1,747
119324,SWAP, USD 1 / (USD 0), :US59156RAX61	9/20/2020	$15,000	$126
130694,SWAP, USD 1 / (USD 0), :US36962G3H54	9/20/2023	$20,000	$488
120680,SWAP, USD 1 / (USD 0), :US084670BD98	9/20/2020	$25,000	$406

		$533,615	$7,687

56

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2015 and 2014, the fair value of all derivative contracts, aggregated at a counterparty level, with a positive fair value amounted to $77,911 and $61,054, respectively.

At December 31, 2015 and 2014, the fair value of all derivative contracts, aggregated at a counterparty level, with a negative fair value amounted to $42,152 and $32,605, respectively.

At December 31, 2015 and 2014, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2015	2014
Interest rate and currency swaps:
Receive fixed - pay fixed	$544,124	$520,192
Swaps:
Receive fixed - pay floating	1,335,250	798,000
Receive fixed - pay fixed	364,069	90,110
Receive floating - pay fixed	909,500	486,500
Receive floating - pay floating	308,735	109,263

For the years ended December 31, 2015, 2014 and 2013, the Company recorded unrealized gains (losses) of $17,627, $8,313 and $(31,862), respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized gain (loss). The Company did not recognize any unrealized gains or losses during 2015, 2014 or 2013 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

57

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables show the pledged or restricted assets as of December 31, 2015 and 2014, respectively:

		Gross Restricted 2015
			G/A Supporting
			Separate	Total S/A	S/A Assets
		Total General	Account	Restricted	Supporting G/A
	Restricted Asset Category	Account (G/A)	(S/A) Activity	Assets	Activity	Total
a.	Subject to contractual obligation for which liability is not shown	$—	$—	$—	$—	$—
b.	Collateral held under security lending agreements	433,773	—	—	—	433,773
c.	Subject to repurchase agreements	—	—	—	—	—
d.	Subject to reverse repurchase agreements	—	—	—	—	—
e.	Subject to dollar repurchase agreements	31,307	—	—	—	31,307
f.	Subject to dollar reverse repurchase agreements	—	—	—	—	—
g.	Placed under option contracts	—	—	—	—	—
h.	Letter stock or securities restricted as to sale - excluding FHLB capital stock	1,792	—	—	—	1,792
i.	FHLB capital stock	—	—	—	—	—
j.	On deposit with states	2,621	—	—	—	2,621
k.	On deposit with other regulatory bodies	—	—	—	—	—
l.	Pledged as collateral to FHLB (including assets backing funding agreements)	—	—	—	—	—
m.	Pledged as collateral not captured in other categories	35,958	—	—	—	35,958
n.	Other restricted assets	—	—	—	—	—

o.	Total Restricted Assets	$505,451	$—	$—	$—	$505,451

58

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Gross Restricted			Percentage
					Admitted
				Gross	Restricted to
			Total Current	Restricted	Total
	Total From	Increase/	Year Admitted	to Total	Admitted
Restricted Asset Category	Prior Year	(Decrease)	Restricted	Assets	Assets
Subject to contractual obligation for which liability is not shown	$—	—	$—	0.00%	0.00%
Collateral held under security lending agreements	442,059	(8,286)	433,773	1.37%	1.37%
Subject to repurchase agreements	—	—	—	0.00%	0.00%
Subject to reverse repurchase agreements	—	—	—	0.00%	0.00%
Subject to dollar repurchase agreements	74,002	(42,695)	31,307	0.10%	0.10%
Subject to dollar reverse repurchase agreements	—	—	—	0.00%	0.00%
Placed under option contracts	—	—	—	0.00%	0.00%
Letter stock or securities restricted as to sale - excluding FHLB capital stock	1,634	158	1,792	0.01%	0.01%
FHLB capital stock	—	—	—	0.00%	0.00%
On deposit with states	3,508	(887)	2,621	0.01%	0.01%
On deposit with other regulatory bodies	—	—	—	0.00%	0.00%
Pledged as collateral to FHLB (including assets backing funding agreements)	—	—	—	0.00%	0.00%
Pledged as collateral not captured in other categories	19,996	15,962	35,958	0.11%	0.11%
Other restricted assets	—	—	—	0.00%	0.00%

Total Restricted Assets	$541,199	$(35,748)	$505,451	1.60%	1.60%

Assets pledged as collateral not captured in other categories includes invested assets with a carrying value of $35,958 and $19,996, respectively, in conjunction with derivative transactions as of December 31, 2015 and 2014, respectively.

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of the risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

59

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Premiums earned reflect the following reinsurance amounts:

	Year Ended December 31
	2015	2014	2013
Direct premiums	$5,821,086	$5,452,910	$5,271,244
Reinsurance assumed - non affiliates	510,492	550,438	531,881
Reinsurance assumed - affiliates	65	41	82
Reinsurance ceded - non affiliates	(317,940)	(357,388)	(350,831)
Reinsurance ceded - affiliates	(200,709)	(206,355)	(203,917)

Net premiums earned	$5,812,994	$5,439,646	$5,248,459

Aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded to affiliates at December 31, 2015 and 2014 of $1,579,551 and $1,562,793, respectively.

The Company received reinsurance recoveries in the amounts of $427,569, $447,903 and $470,789 during 2015, 2014 and 2013, respectively. At December 31, 2015 and 2014, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $156,350 and $141,534, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2015 and 2014 of $2,079,702 and $2,076,818, respectively.

The Company did not enter into any new reinsurance agreements in which a reserve credit was taken during the years ended December 31, 2015 or 2014.

During 2013, the Company recaptured certain treaties associated with the divestiture of the Transamerica Reinsurance operations that were previously ceded to an affiliate, for which net consideration received was $122,047, life and claim reserves recaptured were $281,190 and other assets recaptured were $9,615, resulting in a pre-tax loss of $149,528 which was included in the statement of operations.

During 2013, the Company also recaptured certain treaties associated with the divestiture of the Transamerica Reinsurance operations that were previously ceded to a non-affiliate, for which net consideration paid was $5,456, life and claim reserves recaptured were $31,857, other assets recaptured were $6,677 and the unamortized gain related to these blocks was released into income from surplus of $2,244 ($1,458 after tax), resulting in a pre-tax loss of $28,392, which was included in the statement of operations.

60

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Subsequent to certain 2013 recaptures, the Company novated certain treaties to a non-affiliate, in which consideration paid was $116,591, life and claim reserves released were $313,047 and other assets were transferred associated with the business of $16,292, resulting in a pre-tax gain of $180,164, which was included in the statement of operations.

The Company novated third-party assumed retrocession agreements during 2013 that were previously retroceded to a non-affiliate in which no net consideration was exchanged. Life and claim reserves were exchanged in the amount of $2,044, other assets were exchanged in the amount of $103 and other liabilities were exchanged in the amount of $256. As a result, there was no net financial impact from these transactions on a pre-tax basis, as assumed and ceded reserves along with other assets and other liabilities exchanged were impacted by equivalent amounts.

During 2015 and 2014, amortization of deferred gains associated with previously transacted agreements was released into income in the amount of $52,697 ($34,253 after tax) and $12,740 ($8,281 after tax), respectively.

During 2013, the Company recaptured certain treaties from a non-affiliate, for which net consideration received was $770, life and claim reserves recaptured were $1,215, and premiums recaptured were $255, resulting in a pre-tax loss of $190, which was included in the statement of operations.

During 2013, amortization of previously deferred gains associated with the divestiture of the Transamerica Reinsurance operations was released into income in the amount of $20,316 ($13,206 after tax).

61

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

7. Income Taxes

The net deferred income tax asset at December 31, 2015 and 2014 is comprised of the following components:

	December 31, 2015
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$112,987	$18,660	$131,647
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	112,987	18,660	131,647
Deferred Tax Assets Nonadmitted	43,588	—	43,588

Subtotal (Net Deferred Tax Assets)	69,399	18,660	88,059
Deferred Tax Liabilities	18,158	15,443	33,601

Net Admitted Deferred Tax Assets	$51,241	$3,217	$54,458

	December 31, 2014
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$137,930	$16,638	$154,568
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	137,930	16,638	154,568
Deferred Tax Assets Nonadmitted	67,485	—	67,485

Subtotal (Net Deferred Tax Assets)	70,445	16,638	87,083
Deferred Tax Liabilities	18,326	19,344	37,670

Net Admitted Deferred Tax Assets	$52,119	$(2,706)	$49,413

		Change
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$(24,943)	$2,022	$(22,921)
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	(24,943)	2,022	(22,921)
Deferred Tax Assets Nonadmitted	(23,897)	—	(23,897)

Subtotal (Net Deferred Tax Assets)	(1,046)	2,022	976
Deferred Tax Liabilities	(168)	(3,901)	(4,069)

Net Admitted Deferred Tax Assets	$(878)	$5,923	$5,045

62

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The main components of deferred income tax amounts are as follows:

	Year Ended December 31
	2015	2014	Change
Deferred Tax Assets:
Ordinary
Discounting of unpaid losses	$120	$103	$17
Unearned premium reserve	357	461	(104)
Policyholder reserves	63,369	97,641	(34,272)
Investments	3,200	—	3,200
Deferred acquisition costs	29,184	27,964	1,220
Compensation and benefits accrual	331	136	195
Receivables - nonadmitted	6,896	3,275	3,621
Section 197 Intangible Amortization	2,232	2,578	(346)
Assumption Reinsurance	3,722	—	3,722
Other (including items <5% of ordinary tax assets)	3,576	5,772	(2,196)

Subtotal	112,987	137,930	(24,943)

Statutory valuation allowance adjustment	—	—	—
Nonadmitted	43,588	67,485	(23,897)

Admitted ordinary deferred tax assets	69,399	70,445	(1,046)

Capital:
Investments	18,660	16,638	2,022
Other (including items <5% of total capital tax assets)	—	—	—

Subtotal	18,660	16,638	2,022

Statutory valuation allowance adjustment	—	—	—
Nonadmitted	—	—	—

Admitted capital deferred tax assets	18,660	16,638	2,022

Admitted deferred tax assets	$88,059	$87,083	$976

63

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Year Ended December 31
	2015	2014	Change
Deferred Tax Liabilities:
Ordinary
Investments	$2,083	$444	$1,639
§807(f) adjustment	5,359	5,997	(638)
Reinsurance Ceded	10,716	11,885	(1,169)
Other (including items <5% of total ordinary tax liabilities)	—	—	—

Subtotal	18,158	18,326	(168)
Capital
Investments	15,443	19,344	(3,901)
Real estate	—	—	—
Other (including items <5% of total capital tax liabilities)	—	—	—

Subtotal	15,443	19,344	(3,901)

Deferred tax liabilities	33,601	37,670	(4,069)

Net deferred tax assets/liabilities	$54,458	$49,413	$5,045

The Company did not report a valuation allowance for deferred income tax assets as of December 31, 2015 or 2014.

64

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

As discussed in Note 1, for the years ended December 31, 2015 and 2014 the Company admits deferred income tax assets pursuant to SSAP No. 101. The amount of admitted adjusted gross deferred income tax assets under each component of SSAP No. 101 is as follows:

		December 31, 2015
		Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$45,173	$9,285	$54,458
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	—	—	—
	1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	—	—	—
	2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	166,928
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	24,226	9,375	33,601

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101	$69,399	$18,660	$88,059

		December 31, 2014
		Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$39,289	$10,124	$49,413
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	—	—	—
	1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	—	—	—
	2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	136,243
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	31,156	6,514	37,670

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101	$70,445	$16,638	$87,083

65

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

			Change
		Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$5,884	$(839)	$5,045
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	—	—	—
	1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	—	—	—
	2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	30,685
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	(6,930)	2,861	(4,069)

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101	$(1,046)	$2,022	$976

	December 31
	2015	2014	Change
Ratio Percentage Used To Determine Recovery
Period and Threshold Limitation Amount	1197%	1194%	3%

Amount of Adjusted Capital and Surplus Used To
Determine Recovery Period and Threshold
Limitation in 2(b)2 above	$1,112,853	$908,107	$204,746

The impact of tax planning strategies at December 31, 2015 and 2014 was as follows:

	December 31, 2015
	Ordinary	Capital
	Percent	Percent	Total Percent
Impact of Tax Planning Strategies:
(% of Total Adjusted Gross DTAs)	0%	0%	0%

(% of Total Net Admitted Adjusted Gross DTAs)	0%	0%	0%

	December 31, 2014
	Ordinary	Capital
	Percent	Percent	Total Percent
Impact of Tax Planning Strategies:
(% of Total Adjusted Gross DTAs)	0%	11%	1%

(% of Total Net Admitted Adjusted Gross DTAs)	0%	0%	0%

66

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company’s tax planning strategies do not include the use of reinsurance-related tax planning strategies.

Current income taxes incurred consist of the following major components:

	Year Ended December 31
	2015	2014	Change
Current Income Tax
Federal	$54,965	$73,027	$(18,062)
Foreign	—	—	—

Subtotal	54,965	73,027	(18,062)

Federal income tax on net capital gains	3,518	5,405	(1,887)

Federal and foreign income taxes incurred	$58,483	$78,432	$(19,949)

	Year Ended December 31
	2014	2103	Change
Current Income Tax
Federal	$73,027	$16,757	$56,270
Foreign	—	—	—

Subtotal	73,027	16,757	56,270

Federal income tax on net capital gains	5,405	4,412	993

Federal and foreign income taxes incurred	$78,432	$21,169	$57,263

67

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company’s current income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income before tax as follows:

	Year Ended December 31
	2015	2014	2013
Current income taxes incurred	$58,483	$78,433	$21,169

Change in deferred income taxes (without tax on unrealized gains and losses)	22,410	(42,820)	44,295

Total income tax reported	$80,893	$35,613	$65,464

Income before taxes	$320,866	$105,979	$273,902
	35.00%	35.00%	35.00%

Expected income tax expense at 35% statutory rate	$112,303	$37,093	$95,865

Increase (decrease) in actual tax reported resulting from:

Dividends received deduction	(5,707)	(5,523)	(5,361)
Tax credits	(2,188)	(1,799)	(2,964)
Tax adjustment for IMR	(10,462)	(3,969)	(16,238)
Surplus adjustment for in-force ceded	(11,988)	(2,898)	(5,132)
Nondeductible expenses	295	29	15
Deferred tax benefit on other items in surplus	179	12,956	(371)
Provision to return	(803)	14	(602)
Dividends from certain foreign corporations	141	80	92
Other	(877)	(371)	159

Total income tax reported	$80,893	$35,612	$65,463

The Company’s federal income tax return is consolidated with other affiliated companies. Please see attached listing of companies in the Appendix A. The method of allocation between the companies is subject to a written tax allocation agreement. Under the terms of the tax allocation agreement, allocations are based on separate income tax return calculations. The Company is entitled to recoup federal income taxes paid in the event the future losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in the year generated. The Company is also entitled to recoup federal income taxes paid in the event the losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in any carryback or carryforward year when so applied. Intercompany income tax balances are settled within thirty days of payment to or filing with the Internal Revenue Service. A tax return has not yet been filed for 2015.

68

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

As of December 31, 2015 and 2014, the Company had no operating loss, capital loss or tax credit carryforwards available for tax purposes.

The Company incurred income taxes during 2015, 2014 and 2013 of $58,874, $80,961 and $14,072, respectively, which will be available for recoupment in the event of future net losses.

The amount of tax contingencies calculated for the Company as of December 31, 2015 and 2014 is $1,129 and $506, respectively. The total amount of tax contingencies that, if recognized, would affect the effective income tax rate is $1,129. The Company classifies interest and penalties related to income taxes as interest expense and penalty expense, respectively. The Company’s interest (benefit) expense related to income taxes for the years ending December 31, 2015, 2014 and 2013 is $28, $1 and $25, respectively. The total interest payable balance as of December 31, 2015 and 2014 is $29 and $1, respectively. The Company recorded no liability for penalties. It is not anticipated that the total amounts of unrecognized tax benefits will significantly increase within twelve months of the reporting date.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and closing agreements have been executed through 2004. The examinations for the years 2005 through 2008 have been completed and resulted in tax return adjustments that have been approved by IRS Appeals. We expect the receivables and payables for those years to be settled in 2016. An examination is in progress for the years 2009 through 2013. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions.

8. Policy and Contract Attributes

Participating life insurance policies were issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company.

For the years ended December 31, 2015, 2014 and 2013, there were no premiums for participating life insurance policies. The Company accounts for its policyholder dividends based on dividend scales and experience of the policies. The Company did not pay any dividends to policyholders during 2015, 2014 or 2013.

69

Transamerica Financial Life Insurance Company

Notes to Financial Statements —  Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31
	2015
		Separate Account with	Separate Account Non-
	General Account	Guarantees	Guaranteed	Total	Percent
Subject to discretionary withdrawal
With fair value adjustment	$752,535	$119,066	$—	$871,601	3%
At book value less surrender charge of 5% or more	848,188	40,199	—	888,387	3
At fair value	21,960	505,969	14,329,152	14,857,081	54

Total with adjustment or at fair value	1,622,683	665,234	14,329,152	16,617,069	60
At book value without adjustment (minimal or no charge or adjustment)	3,384,669	55,814	—	3,440,483	12
Not subject to discretionary withdrawal provision	858,069	5,369,673	1,438,647	7,666,389	28

Total annuity reserves and deposit liabilities	5,865,421	6,090,721	15,767,799	27,723,941	100%

Less reinsurance ceded	1,292	—	—	1,292

Net annuity reserves and deposit liabilities	$5,864,129	$6,090,721	$15,767,799	$27,722,649

	December 31
	2014
	General	Separate Account with	Separate Account Non-
	Account	Guarantees	Guaranteed	Total	Percent
Subject to discretionary withdrawal
With fair value adjustment	$769,643	$122,381	$—	$892,024	3%
At book value less surrender charge of 5% or more	876,750	43,081	—	919,831	3
At fair value	14,887	505,121	13,439,469	13,959,477	51

Total with adjustment or at fair value	1,661,280	670,583	13,439,469	15,771,332	57
At book value without adjustment (minimal or no charge or adjustment)	3,506,745	59,815	—	3,566,560	13
Not subject to discretionary withdrawal provision	876,091	5,492,311	1,678,512	8,046,914	30

Total annuity reserves and deposit liabilities	6,044,116	6,222,709	15,117,981	27,384,806	100%

Less reinsurance ceded	1,299	—	—	1,299

Net annuity reserves and deposit liabilities	$6,042,817	$6,222,709	$15,117,981	$27,383,507

70

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2015, 2014 and 2013 is as follows:

	Nonindexed
	Guarantee	Nonguaranteed
	Less Than or	Separate
	Equal to 4%	Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2015	$1,435,432	$3,513,187	$4,948,619

Reserves for separate acccounts as of December 31, 2015 with assets at:
Fair value	$—	$16,002,134	$16,002,134
Amortized cost	6,090,721	—	6,090,721

Total as of December 31, 2015	$6,090,721	$16,002,134	$22,092,855

Reserves for separate accounts by withdrawal characteristics as of December 31, 2015:
Subject to discretionary withdrawal:	$119,066	$—	$119,066
At book value without fair value adjustment and with current surrender charge of 5% or more	40,199	—	40,199
At fair value	505,969	14,563,487	15,069,456
At book value without fair value adjustment and with current surrender charge of less than 5%	55,814	—	55,814

Subtotal	721,048	14,563,487	15,284,535
Not subject to discretionary withdrawal	5,369,673	1,438,647	6,808,320

Total separate account reserves at December 31, 2015	$6,090,721	$16,002,134	$22,092,855

	Nonindexed
	Guarantee	Nonguaranteed
	Less Than	Separate
	or Equal to 4%	Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2014	$1,480,473	$3,207,516	$4,687,989

Reserves for separate acccounts as of December 31, 2014 with assets at:
Fair value	$—	$15,369,859	$15,369,859
Amortized cost	6,222,709	—	6,222,709

Total as of December 31, 2014	$6,222,709	$15,369,859	$21,592,568

Reserves for separate accounts by withdrawal characteristics as of December 31, 2014:
Subject to discretionary withdrawal: With fair value adjustment	$122,381	$—	$122,381
At book value without fair value adjustment and with current surrender charge of 5% or more	43,081	—	43,081
At fair value	505,121	13,691,347	14,196,468
At book value without fair value adjustment and with current surrender charge of less than 5%	59,815	—	59,815

Subtotal	730,398	13,691,347	14,421,745
Not subject to discretionary withdrawal	5,492,311	1,678,512	7,170,823

Total separate account reserves at December 31, 2014	$6,222,709	$15,369,859	$21,592,568

71

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Nonindexed Guarantee Less Than or Equal to 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2013	$1,806,215	$2,675,996	$4,482,211

Reserves for separate acccounts as of December 31, 2013 with assets at:
Fair value	$—	$13,284,389	$13,284,389
Amortized cost	7,301,120	—	7,301,120

Total as of December 31, 2013	$7,301,120	$13,284,389	$20,585,509

Reserves for separate accounts by withdrawal characteristics as of December 31, 2013:
Subject to discretionary withdrawal:
With fair value adjustment	$131,432	$—	$131,432
At book value without fair value adjustment and with current surrender charge of 5% or more	44,403	—	44,403
At fair value	495,948	11,604,732	12,100,680
At book value without fair value adjustment and with current surrender charge of less than 5%	61,651	—	61,651

Subtotal	733,434	11,604,732	12,338,166
Not subject to discretionary withdrawal	6,567,686	1,679,657	8,247,343

Total separate account reserves at December 31, 2013	$7,301,120	$13,284,389	$20,585,509

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31
	2015	2014	2013
Transfer as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$4,948,847	$4,687,981	$4,482,285
Transfers from separate accounts	(4,181,143)	(4,581,447)	(3,352,564)

Net transfers to separate accounts	767,704	106,534	1,129,721
Miscellaneous reconciling adjustments	15,414	(4,971)	(13)

Net transfers as reported in the statements of operations of the life, accident and health annual statement	$783,118	$101,563	$1,129,708

72

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The legal insulation of separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account. At December 31, 2015 and 2014, the Company’s separate account statement included legally insulated assets of $22,337,000 and $21,723,006, respectively. The assets legally insulated from general account claims at December 31, 2015 and 2014 are attributed to the following products:

	2015	2014
Variable life	$243,002	$262,217
Variable annuities	4,063,670	11,448,848
Group annuities	8,398,062	—
Registered Market value separate accounts	765,582	1,779,807
Non Registered Market value separate accounts	854,588	—
Par annuities	1,865,861	1,957,980
Annuity Product - SPL	1,523	—
Book value separate accounts	6,144,712	6,274,154

Total separate account assets	$22,337,000	$21,723,006

At December 31, 2015 and 2014, the Company held separate account assets not legally insulated from the general account in the amount of $32,067 and $32,705, respectively, related to variable annuity products.

Some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. As of December 31, 2015 and 2014, the general account of the Company had a maximum guarantee for separate account liabilities of $116,723 and $57,781, respectively. To compensate the general account for the risk taken, the separate account paid risk charges of $42,677, $40,314, $33,770, $32,822, and $28,058 to the general account in 2015, 2014, 2013, 2012 and 2011 respectively. During the years ended December 31, 2015, 2014, 2013, 2012 and 2011 the general account of the Company had paid $1,671, $530, $1,112, $1,449 and $2,433 respectively, toward separate account guarantees.

At December 31, 2015 and 2014, the Company reported guaranteed separate account assets at amortized cost in the amount of $6,144,712 and $6,283,094, respectively, based upon the prescribed practice granted by the State of New York as described in Note 2. These assets had a fair value of $6,113,061 and $6,302,605 at December 31, 2015 and 2014, respectively, which would have resulted in an unrealized (loss) gain of $(31,651) and $19,510, respectively, had these assets been reported at fair value.

The Company participates in securities lending within the separate account. The Company follows the same policies and procedures as the general account for such transactions conducted from the separate account. See Note 10 for a discussion of securities lending policies and procedures. As of December 31, 2015 and 2014, securities with a book value of $0 and $10,616, respectively, were on loan under securities lending agreements, which represents less than one percent of total separate account assets. The Company does not obtain approval or otherwise provide notification to contract holders regarding securities

73

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

lending transactions that occur with separate account assets. However, the Company requires that borrowers pledge collateral worth 102% of the value of the loaned securities. As of December 31, 2015, the Company did not have any collateral from securities lending transactions. This cash collateral is reinvested in a registered money market fund and is not available for general corporate purposes.

For variable annuities with guaranteed living benefits and variable annuities with minimum guaranteed death benefits the Company complies with Actuarial Guideline XLIII (AG 43), which replaces Actuarial Guidelines 34 and 39. AG 43 specifies statutory reserve requirements for variable annuity contracts with benefit guarantees (VACARVM) and without benefit guarantees and related products. The AG 43 reserve calculation includes variable annuity products issued after January 1, 1981. Examples of covered guaranteed benefits include guaranteed minimum accumulation benefits, return of premium death benefits, guaranteed minimum income benefits, guaranteed minimum withdrawal benefits and guaranteed payout annuity floors. The aggregate reserve for contracts falling within the scope of AG 43 is equal to the conditional tail expectation (CTE) Amount, but not less than the standard scenario amount (SSA).

To determine the CTE Amount, the Company used 1,000 of the pre-packaged scenarios developed by the American Academy of Actuaries (AAA) produced in October 2005 and prudent estimate assumptions based on Company experience. The SSA was determined using the assumptions and methodology prescribed in AG 43 for determining the SSA.

At December 31, 2015 and 2014, the Company had variable annuities with minimum guaranteed benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Gross Amount of Reserve Held	Reinsurance Reserve Credit
December 31, 2015
Minimum guaranteed death benefit	$1,830,440	$5,315	$1,292
Minimum guaranteed withdrawal benefit	5,182,141	46,981	—

December 31, 2014
Minimum guaranteed death benefit	$1,900,667	$4,968	$1,299
Minimum guaranteed withdrawal benefit	5,421,650	57,896	—

74

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policies’ paid-through date to the policy’s next anniversary date. At December 31, 2015 and 2014, the gross premium and loading amounts related to these assets (which are reported as premiums deferred and uncollected), are as follows:

	Gross	Loading	Net
December 31, 2015
Life and annuity:
Ordinary first-year business	$178	$157	$21
Ordinary renewal business	132,775	1,362	$131,413
Group life business	582	98	$484
Credit life business	254	—	$254
Reinsurance ceded	(126,599)	—	$(126,599)

	7,190	1,617	$5,573
Accident and health	10,888	—	$10,888

	$18,078	$1,617	$16,461

	Gross	Loading	Net
December 31, 2014
Life and annuity:
Ordinary first-year business	$170	$(152)	$18
Ordinary renewal business	136,753	(1,196)	135,557
Group life business	466	(99)	367
Credit life business	252	—	252
Reinsurance ceded	(130,096)	—	(130,096)

	7,545	(1,447)	6,098
Accident and health	6,868	—	6,868

	$14,413	$(1,447)	$12,966

The Company anticipates investment income as a factor in premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts. As of December 31, 2015 and 2014, the Company had insurance in force aggregating $5,092,695 and $7,495,007, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the New York Department of Financial Services. The Company established policy reserves of $35,275 and $42,505 to cover these deficiencies as of December 31, 2015 and 2014, respectively.

75

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company does not write any accident and health business that is subject to the Affordable Care Act risk sharing provisions. As of December 31, 2015 and 2014, the Company has recorded a liability of $15 and $28, respectively, for the amount it has been assessed to fund the transitional reinsurance program.

9. Capital and Surplus

At December 31, 2015 and 2014, the Company had 45,981 shares of 6% non-voting, non-cumulative preferred stock issued and outstanding. TA Corp owns 40,415 shares and TLIC owns 5,566 shares. Par value is $10 per share, and the liquidation value is $1,286.72 per share.

The preferred stock shareholders are entitled to receive non-cumulative dividends at the rate of 6% per year of an amount equal to the sum of (1) the par value plus (2) any additional paid-in capital for such preferred stock. Dividends are payable annually in December. The amount of dividends unpaid at December 31, 2015 and 2014 were $0 and $3,550, respectively. The preferred shares have preference as to dividends and upon dissolution or liquidation of the Company.

The Company is subject to limitations, imposed by the State of New York, on the payment of dividends to its stockholders. Generally, dividends during any year may not be paid, without prior regulatory approval, in excess of the lesser of (1) 10 percent of the Company’s statutory surplus as of the preceding December 31, or (2) the Company’s statutory gain from operations before net realized capital gains on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such a dividend, the maximum payment which may be made in 2016, without prior approval of insurance regulatory authorities, is $116,739.

The Company did not pay any dividends in 2015.

The Company paid ordinary common stock dividends of $86,926 and $11,966 to its common stock shareholders, TA Corp and TLIC, respectively, on December 24, 2014. The Company paid extraordinary common stock dividends of $41,803 and $5,754 to its extraordinary common stock shareholders, TA Corp and TLIC, respectively, on December 24, 2014. The Company paid preferred stock dividends of $3,120, and $430, to its preferred stock shareholders, TA Corp and TLIC, respectively, on December 24, 2014.

Life and health insurance companies are subject to certain RBC requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2015, the Company meets the minimum RBC requirements.

76

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

On May 2, 2008, the Company received $150,000 from TA Corp in exchange for surplus notes. The Company received approval from the Superintendent of Insurance of the New York Department of Financial Services prior to the issuance of the surplus notes, as well as the December 31, 2015 and 2014 interest payments. These notes are due 20 years from the date of issuance at an interest rate of 6.25% and are subordinate and junior in the right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company.

Additional information related to the outstanding surplus notes at December 31, 2015 and 2014 is as follows:

For Year Ending	Balance Outstanding	Interest Paid Current Year	Cumulative Interest Paid	Accrued Interest
2015	$150,000	$9,375	$71,875	$—
2014	150,000	9,375	62,500	—

The Company held special surplus funds in the amount of $8,653 and $8,759, as of December 31, 2015 and 2014, respectively, for annuitant mortality fluctuations as required under New York Regulation 47, Separate Account and Separate Account Annuities.

On January 1, 2015, the Company will be subject to an annual fee under section 9010 of the ACA. This annual fee will be allocated to individual health insurers based on the ratio of the amount of the entity’s net premiums written during the preceding calendar year to the amount of health insurance for any U.S. health risk that is written during the preceding calendar year. A health insurance entity’s portion of the annual fee becomes payable once the entity provides health insurance for any U.S. health risk for each calendar year beginning on or after January 1, 2015. As of December 31, 2015, the Company has written health insurance subject to the ACA assessment, expects to conduct health insurance business in 2016, and estimates their portion of the annual health insurance industry fee payable on September 30, 2016 to be $53.

77

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Year Ended December 31,
	2015	2014
ACA fee assessment payable for the upcoming year	$53	$77
ACA fee assessment paid	59	52
Premium written subject to ACA 9010 assessment	2,788	3,721
Total adjusted capital before surplus adjustment	1,284,958	1,069,700
Total adjusted capital after surplus adjustment	1,284,904	1,069,623
Authorized control level after surplus adjustment	95,726	93,716

10. Securities Lending

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102% of the fair value of the loaned domestic securities as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned domestic securities. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair value of the loaned security.

At December 31, 2015 and 2014, respectively, securities in the amount of $419,588 and $417,669 were on loan under securities lending agreements. At December 31, 2015, the collateral the Company received from securities lending was in the form of cash and on open terms. This cash collateral is reinvested and is not available for general corporate purposes. The reinvested cash collateral has a fair value of $433,646 and $471,274 at December 31, 2015 and 2014, respectively.

78

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The contractual maturities of the securities lending collateral positions are as follows:

Fair Value
Open	$433,773
30 days or less	—
31 to 60 days	—
61 to 90 days	—
Greater than 90 days	—

Total	433,773

Securities received	—

Total collateral received	$433,773

The Company receives primarily cash collateral in an amount in excess of the fair value of the securities lent. The Company reinvests the cash collateral into higher yielding securities than the securities which the Company has lent to other entities under the arrangement.

The maturity dates of the reinvested securities lending collateral are as follows:

	Amortized Cost	Fair Value
Open	$57,459	$57,459
30 days or less	145,302	145,299
31 to 60 days	125,236	125,238
61 to 90 days	52,090	52,084
91 to 120 days	46,267	46,267
121 to 180 days	7,299	7,299

Total	433,653	433,646

Total collateral reinvested	$433,653	$433,646

For securities lending, the Company’s sources of cash that it uses to return the cash collateral is dependent upon the liquidity of the current market conditions. Under current conditions, the Company has securities with a par value of $433,724 (fair value of $433,646) that are currently tradable securities that could be sold and used to pay for the $433,773 in collateral calls that could come due under a worst-case scenario.

79

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

11. Retirement and Compensation Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by TA Corp. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from TA Corp. The pension expense is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits and based upon actuarial participant benefit calculations. The benefits are based on years of service and the employee’s eligible annual compensation. Pension expenses were $456, $637 and $9 for the years ended December 31, 2015, 2014 and 2013, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

The Company’s employees also participate in a defined contribution plan sponsored by TA Corp which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to twenty-five percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. The Company’s allocation of benefits expense for the years ended December 31, 2015, 2014 and 2013 was $311, $261, and $6 for each year, respectively.

TA Corp sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, TA Corp has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2015, 2014 and 2013 was insignificant. TA Corp also sponsors an employee stock option plan/stock appreciation rights for employees of the Company and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of TA Corp and the Company.

In addition to pension benefits, the Company participates in plans sponsored by TA Corp that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The postretirement plan expenses are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company’s allocation of postretirement expenses was $89 and $143 for the year end December 31, 2015 and 2014 and was negligible for the year end December 31, 2013.

80

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

During December 2015, the Company offered select employees the opportunity to participate in the Transamerica Voluntary Separation Incentive Plan (VSIP). Eligible employees were given until January 18, 2016 to make a decision. Following SSAP No. 11, Postemployment Benefits and Compensated Absences, and SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, an expense was accrued in 2015 for the post-employment benefit in the amount of $3,853.

12. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

In accordance with an agreement between TA Corp and the Company, TA Corp will ensure the maintenance of certain minimum tangible net worth, operating leverage and liquidity levels of the Company, as defined in the agreement, through the contribution of additional capital by TA Corp as needed.

The Company is party to a service agreement with TLIC, in which the Company receives services, including accounting, data processing and other professional services, in consideration of reimbursement of the actual costs of services rendered. The Company is party to a Management and Administrative and Advisory agreement with Aegon USA Realty Advisors, Inc. (Advisor) whereby Advisor serves as the administrator and advisor for the Company’s mortgage loan operations. The Company is party to a common cost allocation service agreement between TA Corp companies in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. Aegon USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. During 2015, 2014 and 2013, the Company paid $32,914, $33,720 and $31,110, respectively, for these services, which approximates cost.

The Company has an administration service agreement with Transamerica Asset Management, Inc. to provide administrative services to the TA Corp/Transamerica Series Trust. The Company received $8,320, $6,843 and $4,380 for these services during 2015, 2014 and 2013, respectively.

81

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. The Company incurred expenses under this agreement of $5,485, $11,760 and $9,341 for the years ended December 31, 2015, 2014 and 2013, respectively.

Payables to and receivables from affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. During 2015, 2014 and 2013, the Company paid (received) net interest of $6, $1 and $7, respectively, to (from) affiliates. At December 31, 2015 and 2014, the Company reported a net amount of $26,230 and $20,647 payable to affiliates, respectively. Terms of settlement require that these amounts are settled within 90 days.

At December 31, 2015, the Company had short-term intercompany notes receivable of $175,000 as shown below. In accordance with SSAP No. 25, Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties, these notes are reported in Schedule DA as short-term investments.

Receivable from	Amount	Due By	Interest Rate
Transamerica Corporation	$75,000	June 18, 2016	0.13%
Transamerica Corporation	25,000	December 8, 2016	0.25%
Transamerica Corporation	50,000	December 9, 2016	0.25%
Transamerica Corporation	25,000	December 10, 2016	0.25%

At December 31, 2014 the Company had no short-term intercompany notes receivable.

The aggregate balance sheet value for all subsidiary, controlled and affiliated (SCA) investments, except SCA insurance entities, are as follows:

Disallowed
Entity’s
			Admitted	Date of	Type of	NAIC		Valuation
	Gross	Nonadmitted	Asset	Filing to	NAIC	Response	NAIC	Method,
SCA Description	Amount	Amount	Amount	NAIC	Filing	Received	Valuation	Resubmission
Real Estate Alternatives Portfolio 3A Inc	$3,573	$—	$3,573	3/1/2016	Sub-2	Yes	$3,888	No

82

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

13. Managing General Agents

The Company utilizes managing general agents and third-party administrators in its operations. Information regarding these entities is as follows:

Name and Address of General Agent or Third- Administrator	FEIN	Exclusive Contract	Types of Business Written	Types of Authority Granted	Total Direct Premiums Written/ Produced By
The Vanguard Group, Inc.	23-1945930	No	Deferred and Income	C, B, P, U	$48,811
100 Vanguard Blvd
Malvem, PA 19355

Affinion Group	20-0641090	No	AD&D	P	$16,899
6 High Ridge Park
Stamford, CT 06905

Gallagher Bollinger	22-0781130	No	Group A&H, Life	C, CA, P, U	$1

C -        Claims Payment

B -        Binding Authority

P -        Premium Collection

U -        Underwriting

For years ended December 31, 2015, 2014 and 2013, the Company had $48,811, $38,824 and $52,545, respectively, of direct premiums written by The Vanguard Group, Inc.

For years ended December 31, 2015, 2014 and 2013 the Company had $16,899, $0 and $0, respectively, of direct premiums written by Affinion Group.

14. Commitments and Contingencies

At December 31, 2015 and 2014 the Company has mortgage loan commitments of $9,735 and $10,000. The Company has contingent commitments of $13,781 and $17,763, at December 31, 2015 and 2014, respectively, to provide additional funding for joint ventures, partnerships and limited liability companies, which includes LIHTC commitments of $0 and $5,376 at December 31, 2015 and 2014, respectively.

Private placement commitments outstanding as of December 31, 2015 and 2014 were $15,000 and $18,000, respectively.

Securities acquired on a “to be announced” (TBA) basis at December 31, 2015 and 2014 were $79,280 and $0, respectively.

Cash collateral received from derivative counterparties as well as the obligation to return the collateral is recorded on the Company’s balance sheet. The amount of cash collateral

83

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

posted to the Company as of December 31, 2015 and 2014, respectively, was $28,953 and $12,767. In addition, securities in the amount of $20,971 and $16,910 were also posted to the Company as of December 31, 2015 and 2014, respectively, which were not included in the financials of the Company. Noncash collateral is not to be recognized by the recipient unless that collateral is sold or repledged or the counterparty defaults.

The Company is a party to legal proceedings involving a variety of issues incidental to its business. Lawsuits may be brought in nearly any federal or state court in the United States or in an arbitral forum. In addition, there continues to be significant federal and state regulatory activity relating to financial services companies. The Company’s legal proceedings are subject to many variables, and given its complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law. Amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Association. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $191 and $193 at December 31, 2015 and 2014, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The Company had an offsetting premium tax benefit of $19 and $20 at December 31, 2015 and 2014, respectively. The guaranty fund (benefit) expense was $(210), $3,865 and $3,437 for the years ended December 31, 2015, 2014 and 2013, respectively.

15. Sales, Transfer and Servicing of Financial Assets and Extinguishments of Liabilities

The Company enters into dollar repurchase agreements in which securities are delivered to the counterparty once adequate collateral has been received. As of December 31, 2015 and 2014, the Company had dollar repurchase agreements outstanding in the amount of $31,307 and $74,002, respectively. The Company had an outstanding liability for borrowed money in the amount $31,526 and $75,038 at December 31, 2015 and 2014, respectively due to participation in dollar repurchase agreements which includes accrued interest.

84

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The contractual maturities of the dollar repurchase agreement positions are as follows:

Fair Value
Open	$31,430
30 days or less	—
31 to 60 days	—
61 to 90 days	—
Greater than 90 days	—

Total	31,430

Securities received	—

Total collateral received	$31,430

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. The details by NAIC designation 3 or below of securities sold during 2015 and reacquired within 30 days of the sale date are:

		Book Value of	Cost of
	Number of	Securities	Securities
	Transaction	Sold	Repurchased	Gain/(Loss)
Bonds:
NAIC 3	1	$322	$313	$29

16. Subsequent Event

The financial statements are adjusted to reflect events that occurred between the balance sheet date and the date when the financial statements are issued, provided they give evidence of conditions that existed at the balance sheet date (Type I). Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves (Type II). The Company has not identified any Type I or Type II subsequent events for the year ended December 31, 2015 through April 27, 2016.

85

Transamerica Financial Life Insurance Company

Appendix A – Listing of Affiliated Companies

Transamerica Corporation

EIN:     42-1484983

AFFILIATIONS SCHEDULE

YEAR ENDED DECEMBER 31, 2015

Attachment to Note 7

Entity Name	FEIN
Transamerica Corporation	42-1484983
AEGON Alliances Inc	56-1358257
AEGON Asset Management Services Inc	39-1884868
AEGON Assignment Corp (Illinois)	42-1477359
AEGON Assignment Corp of Kentucky	61-1314968
AEGON Direct Marketing Services Inc	42-1470697
AEGON Direct Marketing Services International Inc	52-1291367
AEGON Financial Services Group Inc	41-1479568
AEGON Institutional Markets Inc	61-1085329
AEGON Management Company	35-1113520
AEGON Structured Settlements Inc	61-1068209
AEGON US Holding Corp	13-3350744
AEGON USA Real Estate Services Inc	61-1098396
AEGON USA Realty Advisors of CA FKA Pensaprima Inc	20-5023693
AFSG Securities Corporation	23-2421076
AUSA Distribution Corporation (FKA Transamerica Retirement Solutions)	47-4460403
AUSA Holding Company	52-1549874
AUSA Properties Inc	27-1275705
Clark Investment Strategies Inc	38-3768457
Clark Securities Inc	95-4295824
Commonwealth General Corporation	51-0108922
Creditor Resources Inc	42-1079584
CRG Insurance Agency Inc	95-4123166
CRI Solutions Inc	52-1363611
Financial Planning Services Inc	23-2130174
Firebird Reinsurance Corporation	47-3331975
Garnet Assurance Corporation	11-3674132
Garnet Assurance Corporation II	14-1893533
Garnet Assurance Corporation III	01-0947856
Global Preferred RE LTD	98-0164807
Intersecurities Ins Agency	42-1517005
Investors Warranty of America Inc	42-1154276
LIICA RE I	20-5984601
LIICA RE II	20-5927773

86

Transamerica Financial Life Insurance Company

Appendix A – Listing of Affiliated Companies (continued)

Transamerica Corporation

EIN:     42-1484983

AFFILIATIONS SCHEDULE

YEAR ENDED DECEMBER 31, 2015

Attachment to Note 7

Entity Name	FEIN
Massachusetts Fidelity Trust	42-0947998
MLIC RE I Inc	01-0930908
Money Services Inc	42-1079580
Monumental General Administrators Inc	52-1243288
Pearl Holdings Inc I	20-1063558
Pearl Holdings Inc II	20-1063571
Pine Falls Re Inc	26-1552330
Pyramid Insurance Company LTD	98-0087891
Real Estate Alternatives Portfolio 3A Inc	20-1627078
River Ridge Insurance Company	20-0877184
Short Hills Management	42-1338496
Stonebridge Benefit Services Inc	75-2548428
Stonebridge Life Insurance Company	03-0164230
Stonebridge Reinsurance Company	61-1497252
TCF Asset Management Corp	84-0642550
TCFC Air Holdings Inc	32-0092333
TCFC Asset Holdings Inc	32-0092334
The RCC Group Inc	13-3695273
TLIC Oakbrook Reinsurance Inc.	47-1026613
TLIC Riverwood Reinsurance Inc	45-3193055
Tranasmerica Advisors Life Insurance Company (FKA MLLIC)	91-1325756
Transamerica Accounts Holding Corp	36-4162154
Transamerica Affinity Services Inc	42-1523438
Transamerica Affordable Housing Inc	94-3252196
Transamerica Agency Network Inc (FKA: Life Inv Fin Group)	61-1513662
Transamerica Annuity Service Corporation	85-0325648
Transamerica Asset Management (fka Transamerica Fund Adviso)	59-3403585
Transamerica Capital Inc	95-3141953
Transamerica Casualty Insurance Company	31-4423946
Transamerica Commercial Finance Corp I	94-3054228
Transamerica Consumer Finance Holding Company	95-4631538
Transamerica Corporation (OREGON)	98-6021219
Transamerica Distribution Finance Overseas Inc	36-4254366
Transamerica Finance Corporation	95-1077235

87

Transamerica Financial Life Insurance Company

Appendix A – Listing of Affiliated Companies (continued)

Transamerica Corporation

EIN:     42-1484983

AFFILIATIONS SCHEDULE

YEAR ENDED DECEMBER 31, 2015

Attachment to Note 7

Entity Name	FEIN
Transamerica Financial Advisors FKA InterSecurities	59-2476008
Transamerica Financial Life Insurance Company	36-6071399
Transamerica Fund Services Inc	59-3403587
Transamerica Home Loan	95-4390993
Transamerica International Holdings Inc	94-2873401
Transamerica International Re (Bermuda) Ltd	98-0199561
Transamerica Retirement Advisors, Inc	45-2892702
Transamerica Retirement Insurance Agency, Inc	46-2720367
Transamerica Investors Securities Corp	13-3696753
Transamerica Leasing Holdings Inc	13-3452993
Transamerica Life Insurance Company	39-0989781
Transamerica Pacific Insurance Co Ltd	94-3304740
Transamerica Premier Life Insurance Company	52-0419790
Transamerica Resources Inc (FKA: Nat Assoc Mgmt)	52-1525601
Transamerica Small Business Capital Inc	36-4251204
Transamerica Stable Value Solutions Inc	27-0648897
Transamerica Vendor Financial Services Corporation	36-4134790
United Financial Services Inc	52-1263786
WFG China Holdings Inc	20-2541057
World Fin Group Ins Agency of Massachusetts Inc	04-3182849
World Financial Group Inc	42-1518386
World Financial Group Ins Agency of Hawaii Inc	99-0277127
World Financial Group Insurance Agency of WY Inc	42-1519076
World Financial Group Insurance Agency	95-3809372
Zahorik Company Inc	95-2775959
Zero Beta Fund LLC	26-1298094

88

Statutory-Basis

Financial Statement Schedule

89

Transamerica Financial Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2015

SCHEDULE I

			Amount at
			Which Shown
		Fair	in the
Type of Investment	Cost (1)	Value	Balance Sheet (2)
Fixed maturities
Bonds:
United States Government and government agencies and authorities	$626,440	$697,030	$626,440
States, municipalities and political subdivisions	166,539	169,223	166,539
Foreign governments	109,237	114,035	109,237
Hybrid securities	120,941	106,066	120,941
All other corporate bonds	5,828,535	5,989,882	5,828,535
Preferred stocks	3,269	3,340	3,269

Total fixed maturities	6,854,961	7,079,576	6,854,961

Equity securities
Common stocks:
Industrial, miscellaneous and all other	134	124	124

Total common stocks	134	124	124

Mortgage loans on real estate	950,309		950,309
Policy loans	119,525		119,525
Other long-term investments	42,046		42,046
Receivable for securities	1,328		1,328
Securities lending reinvested collateral assets	433,653		433,653
Cash, cash equivalents and short-term investments	144,700		144,700

Total investments	$8,546,656		$8,546,646

(1)	Original cost of equity securities and, as to fixed maturities, original reduced by repayments and adjusted for amortization of premiums or accrual of discounts.
(2)	United States government and corporate bonds of $2,024 are held at fair value rather than amortized cost due to having NAIC 6 rating.

90

Transamerica Financial Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

						Benefits,
						Claims
	Future Policy		Policy and		Net	Losses and	Other
	Benefits and	Unearned	Contract	Premium	Investment	Settlement	Operating
	Expenses	Premiums	Liabilities	Revenue	Income	Expenses	Expenses
Year ended December 31, 2015
Individual life	$1,062,083	$—	$15,641	$148,823	$53,379	$169,044	$81,612
Individual health	59,122	5,842	12,239	58,286	3,103	53,426	22,486
Group life and health	140,745	1,914	22,065	81,840	7,680	47,903	27,820
Annuity	5,775,613	—	938	5,524,044	283,722	4,829,378	1,003,826
Other	—	—	—	—	53,200	—	—

	$7,037,563	$7,756	$50,883	$5,812,993	$401,084	$5,099,751	$1,135,744

Year ended December 31, 2014
Individual life	$1,105,341	$—	$13,237	$131,835	$62,331	$390,722	$77,976
Individual health	39,895	5,953	6,227	53,360	2,760	33,441	20,718
Group life and health	136,947	1,821	15,498	74,435	8,137	41,910	26,037
Annuity	5,953,030	—	568	5,180,015	337,122	5,108,620	329,343

	$7,235,213	$7,774	$35,530	$5,439,645	$410,350	$5,574,693	$454,074

Year ended December 31, 2013
Individual life	$945,718	$—	$22,777	$127,402	$53,051	$176,256	$64,608
Individual health	36,307	5,860	6,458	50,477	2,503	33,298	18,435
Group life and health	133,342	1,612	7,592	47,312	7,480	31,284	17,048
Annuity	6,269,244	—	470	5,023,268	351,717	3,956,589	1,334,131

	$7,384,611	$7,472	$37,297	$5,248,459	$414,751	$4,197,427	$1,434,222

91

Transamerica Financial Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

			Assumed		Percentage
		Ceded to	From		of Amount
	Gross	Other	Other	Net	Assumed
	Amount	Companies	Companies	Amount	to Net
Year ended December 31, 2015
Life insurance in force	$24,382,596	$180,500,389	$177,774,290	$21,656,497	895%

Premiums:
Individual life	163,471	515,667	501,018	148,822	337%
Individual health	59,062	822	46	58,286	0%
Group life and health	81,321	1,766	2,284	81,839	3%
Annuity	5,517,232	395	7,208	5,524,045	0%

	$5,821,086	$518,650	$510,556	$5,812,992	9%

Year ended December 31, 2014
Life insurance in force	$22,754,916	$193,135,172	$190,242,263	$19,862,007	958%

Premiums:
Individual life	148,145	556,231	539,921	131,835	410%
Individual health	54,133	857	86	53,362	0%
Group life and health	78,089	6,239	2,584	74,434	3%
Annuity	5,172,542	415	7,889	5,180,015	0%

	$5,452,909	$563,742	$550,480	$5,439,646	10%

Year ended December 31, 2013
Life insurance in force	$21,079,991	$205,474,553	$202,417,259	$18,022,697	1123%

Premiums:
Individual life	144,629	538,089	520,862	127,402	409%
Individual health	51,221	950	206	50,477	0%
Group life and health	59,787	15,247	2,772	47,312	6%
Annuity	5,015,607	463	8,123	5,023,267	0%

	$5,271,244	$554,749	$531,963	$5,248,458	10%

92

FINANCIAL STATEMENTS

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Years Ended December 31, 2015 and 2014

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Financial Statements

Years Ended December 31, 2015 and 2014

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Contract Owners of

Separate Account VA BNY of

Transamerica Financial Life Insurance Company

In our opinion, the accompanying statement of assets and liabilities and the related statement of operations and changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA BNY (the “Separate Account”) sponsored by Transamerica Financial Life Insurance Company at December 31, 2015, the results of its operations for each of the periods indicated and the changes in its net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015, by correspondence with the custodians, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 27, 2016

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2015

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Balanced Wealth Strategy Class B Shares	419,228.060	$4,980,452	$4,557,009	$15	$4,557,024	2,341,162	$1.660131	$11.578642
AB Growth and Income Class B Shares	483,220.187	11,998,431	14,390,297	45	14,390,342	5,217,993	1.437467	13.111425
AB Large Cap Growth Class B Shares	9,802.805	276,775	468,280	1	468,281	229,886	1.452676	2.378563
American Funds - Asset Allocation Class 2 Shares	1,581,441.910	31,567,815	32,340,487	(25)	32,340,462	15,909,527	1.543249	11.856055
American Funds - Bond Class 2 Shares	1,188,758.982	13,048,930	12,577,070	(40)	12,577,030	5,462,357	1.068415	10.025430
American Funds - Growth Class 2 Shares	372,475.907	26,901,498	25,212,894	(4)	25,212,890	5,846,107	1.772246	13.590454
American Funds - Growth-Income Class 2 Shares	433,705.779	21,005,417	19,534,108	21	19,534,129	6,078,747	1.698232	13.268499
American Funds - International Class 2 Shares	571,186.879	11,491,160	10,292,788	(4)	10,292,784	4,190,015	1.054484	10.368789
Fidelity® VIP Balanced Service Class 2	1,312,991.988	21,121,162	20,942,222	—	20,942,222	10,652,231	1.373291	12.223678
Fidelity® VIP Contrafund® Initial Class	—	—	—	—	—	—	13.252890	13.377221
Fidelity® VIP Contrafund® Service Class 2	921,297.463	31,119,933	30,642,354	1	30,642,355	7,251,023	1.479139	13.195143
Fidelity® VIP Equity-Income Service Class 2	44,004.447	878,219	881,849	(4)	881,845	522,920	1.305658	1.967285
Fidelity® VIP Growth Service Class 2	12,810.554	500,677	832,814	11	832,825	427,939	1.461882	2.369113
Fidelity® VIP Growth Opportunities Service Class 2	59.706	1,130	1,875	5	1,880	1,328	1.383086	1.848627
Fidelity® VIP Mid Cap Initial Class	—	—	—	—	—	—	12.762303	12.882048
Fidelity® VIP Mid Cap Service Class 2	773,629.104	26,980,299	24,624,614	(10)	24,624,604	5,521,714	1.533780	12.706240
Fidelity® VIP Value Strategies Initial Class	1,439.531	19,803	20,931	—	20,931	1,731	11.977815	12.090207
Fidelity® VIP Value Strategies Service Class 2	653,630.399	9,771,195	9,569,149	(15)	9,569,134	2,209,354	1.512990	11.925652
Franklin Founding Funds Allocation Class 4 Shares	533,215.670	3,998,410	3,663,192	(7)	3,663,185	2,139,547	1.655503	1.751165
Franklin Income Class 2 Shares	256,164.008	3,802,145	3,637,529	(9)	3,637,520	2,995,232	1.137616	1.280444
Franklin Mutual Shares Class 2 Shares	41,423.509	684,540	795,331	11	795,342	686,274	1.071578	1.269426
Franklin Templeton Foreign Class 2 Shares	130,857.194	1,792,691	1,727,315	(2)	1,727,313	1,871,388	0.872748	0.951033
GE Investments Total Return Class 3 Shares	105,003.256	1,826,469	1,849,107	5	1,849,112	1,266,778	1.248333	10.999349
Invesco V.I. American Franchise Series II Shares	3,304.231	121,064	184,541	6	184,547	126,470	1.435755	1.477989
Invesco V.I. Value Opportunities Series II Shares	43,839.809	278,838	341,512	3	341,515	284,360	1.059095	1.556032
Janus Aspen - Enterprise Service Shares	5,044.664	206,492	275,792	8	275,800	101,617	1.073099	3.648458
Janus Aspen - Global Research Service Shares	10,291.459	291,976	406,821	(5)	406,816	299,642	0.861504	1.710861
Janus Aspen - Perkins Mid Cap Value Service Shares	131.568	1,964	2,084	(1)	2,083	1,039	1.959720	2.056122
JPMorgan Insurance Trust Core Bond Class 1 Shares	57,198.357	655,606	624,034	(5)	624,029	500,032	1.207125	1.264094
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	14,018.983	74,821	142,853	(2)	142,851	52,138	2.623031	2.746776
JPMorgan Insurance Trust Small Cap Core Class 1 Shares	334.261	4,149	6,872	5	6,877	2,637	2.511913	2.630201
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	2,605.745	41,866	66,446	2	66,448	25,897	2.460280	2.576367
MFS® New Discovery Service Class	125,913.607	1,936,142	1,819,452	(6)	1,819,446	840,975	1.842333	2.579994
MFS® Total Return Service Class	80,628.496	1,519,288	1,794,790	(3)	1,794,787	1,107,681	1.318618	1.799183
TA AB Dynamic Allocation Initial Class	6,997.227	58,957	65,844	1	65,845	40,362	1.345128	1.708710
TA AB Dynamic Allocation Service Class	2,255,348.650	20,063,264	21,064,956	(7)	21,064,949	9,406,732	1.039173	10.621586
TA Aegon High Yield Bond Initial Class	16,630.804	129,282	120,074	3	120,077	53,786	1.171282	9.954097
TA Aegon High Yield Bond Service Class	806,658.241	6,564,240	5,904,738	1	5,904,739	2,568,185	1.408060	9.779932
TA Aegon Money Market Initial Class	143,530.150	143,530	143,530	7	143,537	106,547	0.938982	1.347167
TA Aegon Money Market Service Class	47,562,370.278	47,562,370	47,562,370	74	47,562,444	10,390,576	0.898659	9.881935
TA Aegon U.S. Government Securities Initial Class	25,925.828	315,206	307,221	(3)	307,218	153,991	1.267372	1.995040
TA Aegon U.S. Government Securities Service Class	5,830,277.161	72,323,054	70,779,565	(46)	70,779,519	19,794,265	1.031194	9.932697

See accompanying notes.

2

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2015

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA American Funds Managed Risk - Balanced Service Class	968,735.882	$9,358,183	$9,319,239	$1	$9,319,240	977,622	$9.491668	$9.619878
TA Asset Allocation - Conservative Initial Class	1,531.808	16,195	15,548	(1)	15,547	9,676	1.383280	1.734912
TA Asset Allocation - Conservative Service Class	6,410,435.557	67,885,794	64,424,877	(115)	64,424,762	29,281,139	1.111244	10.428386
TA Asset Allocation - Growth Initial Class	12,942.007	126,422	141,456	1	141,457	82,219	1.544982	2.036383
TA Asset Allocation - Growth Service Class	626,181.892	6,220,793	6,787,812	1	6,787,813	3,005,299	1.168850	11.530663
TA Asset Allocation - Moderate Initial Class	71,926.534	764,014	807,016	(3)	807,013	477,423	1.475266	1.875326
TA Asset Allocation - Moderate Service Class	25,211,822.884	282,041,501	279,599,116	75	279,599,191	111,980,841	1.165329	10.663599
TA Asset Allocation - Moderate Growth Initial Class	21,905.452	248,147	261,989	—	261,989	149,672	1.524922	1.968086
TA Asset Allocation - Moderate Growth Service Class	12,978,329.960	144,616,537	153,403,860	45	153,403,905	61,880,963	1.189405	11.023152
TA Barrow Hanley Dividend Focused Initial Class	162,933.036	2,309,906	3,270,066	2	3,270,068	1,486,892	1.454590	12.551082
TA Barrow Hanley Dividend Focused Service Class	621,256.694	11,973,431	12,481,047	(7)	12,481,040	4,581,223	1.283368	12.311457
TA BlackRock Global Allocation Service Class	4,397,912.883	58,921,134	56,381,243	85	56,381,328	32,066,493	1.168903	10.727648
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	343,492.882	3,402,752	3,294,097	1	3,294,098	348,633	9.372257	9.590000
TA BlackRock Global Allocation Managed Risk - Growth Service Class	484,058.532	4,753,287	4,545,310	(1)	4,545,309	491,576	9.176779	9.390000
TA BlackRock Tactical Allocation Service Class	6,283,855.983	95,808,726	94,383,517	67	94,383,584	33,725,251	1.217219	11.062391
TA Clarion Global Real Estate Securities Initial Class	1,883.495	26,712	23,337	(4)	23,333	8,987	1.322307	10.354384
TA Clarion Global Real Estate Securities Service Class	450,827.361	5,813,373	5,829,198	(3)	5,829,195	1,889,106	1.164495	10.159722
TA International Moderate Growth Service Class	4,643,780.759	43,870,518	43,094,285	66	43,094,351	21,891,483	0.968571	10.257003
TA Janus Balanced Service Class	3,895,299.672	49,830,405	50,716,802	(21)	50,716,781	14,140,653	1.166390	11.817060
TA Jennison Growth Initial Class	185,333.471	1,575,308	2,001,601	(4)	2,001,597	1,148,264	1.694692	15.390054
TA Jennison Growth Service Class	1,782,519.589	17,407,727	18,662,980	5	18,662,985	5,878,652	1.856656	15.103149
TA JPMorgan Core Bond Service Class	1,472,370.154	20,356,990	20,112,576	(3)	20,112,573	9,485,030	1.041589	10.104496
TA JPMorgan Enhanced Index Initial Class	37,451.239	570,376	634,049	—	634,049	236,425	1.625369	13.396049
TA JPMorgan Enhanced Index Service Class	117,086.972	2,059,512	1,978,770	(2)	1,978,768	378,610	1.575538	13.149075
TA JPMorgan Mid Cap Value Service Class	1,029,387.336	20,840,096	20,803,918	(18)	20,803,900	5,733,005	1.633751	12.961789
TA JPMorgan Tactical Allocation Service Class	4,879,957.762	68,975,768	70,466,590	(48)	70,466,542	22,739,979	1.099983	10.653282
TA Legg Mason Dynamic Allocation - Balanced Service Class	8,031,683.637	92,821,127	93,488,798	72	93,488,870	24,115,700	1.102980	10.912552
TA Legg Mason Dynamic Allocation - Growth Service Class	5,483,506.103	66,358,415	66,569,764	(79)	66,569,685	16,046,497	1.146564	11.228522
TA Managed Risk - Balanced ETF Service Class	39,383,275.320	449,721,853	432,034,530	269	432,034,799	140,114,274	1.156370	10.738997
TA Managed Risk - Conservative ETF Service Class	7,480,502.332	89,389,216	86,100,582	15	86,100,597	37,681,242	1.146283	10.669454
TA Managed Risk - Growth ETF Service Class	36,593,386.680	378,435,359	339,220,695	81	339,220,776	130,279,773	1.149942	10.971799
TA Market Participation Strategy Service Class	2,766,744.744	31,372,856	31,264,216	(4)	31,264,212	8,065,884	1.114645	11.349354
TA MFS International Equity Initial Class	9,030.448	67,872	72,785	(3)	72,782	53,642	1.239607	10.523519
TA MFS International Equity Service Class	1,564,220.437	12,761,527	12,388,626	(10)	12,388,616	5,061,054	1.110710	10.325313
TA Morgan Stanley Capital Growth Initial Class	5,056.027	75,235	81,048	(3)	81,045	34,497	2.135262	2.830305
TA Morgan Stanley Capital Growth Service Class	138,085.740	2,112,132	2,180,374	(1)	2,180,373	530,782	1.852232	15.838299
TA Morgan Stanley Mid-Cap Growth Initial Class	1,179.774	33,771	33,447	(2)	33,445	24,339	1.296861	11.687416
TA Morgan Stanley Mid-Cap Growth Service Class	139,281.791	4,335,220	3,821,892	15	3,821,907	1,283,293	1.524659	11.465655
TA Multi-Managed Balanced Initial Class	3,828.499	46,696	50,192	(8)	50,184	23,192	1.945626	2.247716
TA Multi-Managed Balanced Service Class	1,054,797.999	13,697,466	13,596,346	(15)	13,596,331	4,342,112	1.372759	11.966239

See accompanying notes.

3

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2015

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA Multi-Manager Alternative Strategies Service Class	13,991.244	$143,371	$136,415	$(1)	$136,414	13,978	$9.602853	$9.854633
TA PIMCO Tactical - Balanced Service Class	2,891,185.826	33,012,245	32,381,281	17	32,381,298	11,441,634	1.005506	10.946883
TA PIMCO Tactical - Conservative Service Class	1,505,990.290	16,929,355	16,490,594	(4)	16,490,590	6,127,329	0.963669	10.802101
TA PIMCO Tactical - Growth Service Class	2,618,265.515	29,404,293	28,486,729	(1)	28,486,728	7,697,689	0.963805	11.065073
TA PIMCO Total Return Initial Class	26,319.150	304,826	292,406	2	292,408	184,212	1.382183	1.619850
TA PIMCO Total Return Service Class	6,469,960.261	75,572,791	71,428,361	107	71,428,468	35,901,430	1.054667	9.935537
TA PineBridge Inflation Opportunities Service Class	1,455,502.250	15,485,874	14,060,152	41	14,060,193	10,242,463	0.925912	8.910911
TA ProFunds UltraBear Service Class (OAM)	1,260,982.672	1,298,686	1,122,275	(13)	1,122,262	13,939,989	0.078231	0.083279
TA QS Investors Active Asset Allocation - Conservative Service Class	2,632,060.907	27,990,594	26,610,136	(32)	26,610,104	11,470,352	1.046280	10.270823
TA QS Investors Active Asset Allocation - Moderate Service Class	9,060,484.010	102,007,105	95,406,897	45	95,406,942	32,742,037	1.057910	10.318286
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	5,804,400.381	65,778,299	58,624,444	29	58,624,473	18,408,252	1.058727	10.367285
TA Systematic Small/Mid Cap Value Initial Class	160,038.651	3,015,727	3,066,341	4	3,066,345	358,219	1.470242	12.455070
TA Systematic Small/Mid Cap Value Service Class	434,005.167	9,037,451	8,150,617	10	8,150,627	3,497,356	1.673614	12.221450
TA T. Rowe Price Small Cap Initial Class	18,881.213	230,801	261,505	(4)	261,501	78,635	1.618706	14.026387
TA T. Rowe Price Small Cap Service Class	1,868,036.913	23,955,551	24,844,891	(22)	24,844,869	5,862,406	2.127214	13.763978
TA Torray Concentrated Growth Initial Class	97,868.240	1,613,086	1,647,122	—	1,647,122	300,767	1.534579	12.895360
TA Torray Concentrated Growth Service Class	147,648.292	2,736,981	2,541,027	11	2,541,038	938,864	1.578234	12.650750
TA TS&W International Equity Initial Class	63,764.598	746,943	777,928	9	777,937	374,274	1.280296	10.795904
TA TS&W International Equity Service Class	203,108.887	2,573,324	2,459,649	2	2,459,651	659,509	0.956030	10.591452
TA Voya Limited Maturity Bond Service Class	4,684.437	46,683	46,657	—	46,657	4,808	9.523557	9.741968
TA Voya Mid Cap Opportunities Service Class	—	—	—	—	—	—	12.167516	12.446568
TA WMC US Growth Initial Class	118,722.897	2,892,166	2,814,920	18	2,814,938	2,057,869	1.330223	14.188011
TA WMC US Growth Service Class	617,324.164	15,123,290	14,352,787	3	14,352,790	5,171,418	1.370037	13.923209
Vanguard® Equity Index	21,761.746	735,499	723,578	—	723,578	54,305	13.253400	13.377733
Vanguard® International	21,717.642	453,796	430,009	—	430,009	40,206	10.638237	10.738070
Vanguard® Mid-Cap Index	—	—	—	—	—	—	12.960822	13.082434
Vanguard® REIT Index	—	—	—	—	—	—	11.583777	11.692452
Vanguard® Short-Term Investment Grade	—	—	—	—	—	—	10.038016	10.132211
Vanguard® Total Bond Market Index	29,220.088	360,226	344,505	—	344,505	34,255	10.003573	10.097468
Voya Global Perspectives Class S Shares	—	—	—	—	—	—	9.150042	9.282209
Voya Large Cap Value Class S Shares	—	—	—	—	—	—	9.226752	9.360023
Voya Strategic Allocation Conservative Class S Shares	—	—	—	—	—	—	9.551545	9.689461
Voya Strategic Allocation Moderate Class S Shares	—	—	—	—	—	—	9.452287	9.588791
Wanger International	—	—	—	—	—	—	10.392251	10.489780
Wanger USA	—	—	—	—	—	—	12.559359	12.677197

See accompanying notes.

4

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	AB Balanced Wealth Strategy Class B Shares Subaccount	AB Growth and Income Class B Shares Subaccount	AB Large Cap Growth Class B Shares Subaccount	American Funds - Asset Allocation Class 2 Shares Subaccount	American Funds - Bond Class 2 Shares Subaccount
Net Assets as of January 1, 2014:	$3,726,476	$8,677,657	$527,598	$23,115,662	$6,408,763

Investment Income:
Reinvested Dividends	101,295	125,496	—	439,654	188,141
Investment Expense:
Mortality and Expense Risk and Administrative Charges	68,858	156,356	7,141	482,067	136,698

Net Investment Income (Loss)	32,437	(30,860)	(7,141)	(42,413)	51,443
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	647,800	—	—	1,332,848	2,737
Realized Gain (Loss) on Investments	67,717	162,859	56,326	908,724	(8,882)

Net Realized Capital Gains (Losses) on Investments	715,517	162,859	56,326	2,241,572	(6,145)
Net Change in Unrealized Appreciation (Depreciation)	(544,355)	689,665	9,712	(1,162,149)	199,992

Net Gain (Loss) on Investment	171,162	852,524	66,038	1,079,423	193,847
Net Increase (Decrease) in Net Assets Resulting from Operations	203,599	821,664	58,897	1,037,010	245,290

Increase (Decrease) in Net Assets from Contract Transactions	382,404	2,987,670	(121,370)	5,981,963	3,638,432

Total Increase (Decrease) in Net Assets	586,003	3,809,334	(62,473)	7,018,973	3,883,722

Net Assets as of December 31, 2014:	$4,312,479	$12,486,991	$465,125	$30,134,635	$10,292,485

Investment Income:
Reinvested Dividends	91,551	171,389	—	528,387	211,559
Investment Expense:
Mortality and Expense Risk and Administrative Charges	75,053	204,831	6,328	557,655	202,896

Net Investment Income (Loss)	16,498	(33,442)	(6,328)	(29,268)	8,663
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	418,087	—	42,232	2,253,937	232,090
Realized Gain (Loss) on Investments	(26,851)	300,576	23,587	185,368	(15,359)

Net Realized Capital Gains (Losses) on Investments	391,236	300,576	65,819	2,439,305	216,731
Net Change in Unrealized Appreciation (Depreciation)	(434,049)	(309,224)	(17,278)	(2,667,334)	(411,964)

Net Gain (Loss) on Investment	(42,813)	(8,648)	48,541	(228,029)	(195,233)
Net Increase (Decrease) in Net Assets Resulting from Operations	(26,315)	(42,090)	42,213	(257,297)	(186,570)

Increase (Decrease) in Net Assets from Contract Transactions	270,860	1,945,441	(39,057)	2,463,124	2,471,115

Total Increase (Decrease) in Net Assets	244,545	1,903,351	3,156	2,205,827	2,284,545

Net Assets as of December 31, 2015:	$4,557,024	$14,390,342	$468,281	$32,340,462	$12,577,030

See Accompanying Notes.

(1)	See Footnote 1

5

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	American Funds - Growth Class 2 Shares Subaccount	American Funds - Growth - Income Class 2 Shares Subaccount	American Funds - International Class 2 Shares Subaccount	Fidelity® VIP Balanced Service Class 2 Subaccount	Fidelity® VIP Contrafund® Initial Class Subaccount
Net Assets as of January 1, 2014:	$7,965,095	$8,516,932	$11,020,474	$13,499,758	$—

Investment Income:
Reinvested Dividends	158,529	204,508	223,798	232,094	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	233,878	255,094	257,082	223,233	—

Net Investment Income (Loss)	(75,349)	(50,586)	(33,284)	8,861	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	574,864	665,039	—	1,790,759	—
Realized Gain (Loss) on Investments	142,279	489,761	182,378	138,381	—

Net Realized Capital Gains (Losses) on Investments	717,143	1,154,800	182,378	1,929,140	—
Net Change in Unrealized Appreciation (Depreciation)	204,262	26,640	(860,198)	(702,224)	—

Net Gain (Loss) on Investment	921,405	1,181,440	(677,820)	1,226,916	—
Net Increase (Decrease) in Net Assets Resulting from Operations	846,056	1,130,854	(711,104)	1,235,777	—

Increase (Decrease) in Net Assets from Contract Transactions	12,069,880	7,164,462	5,515,693	3,513,046	—

Total Increase (Decrease) in Net Assets	12,915,936	8,295,316	4,804,589	4,748,823	—

Net Assets as of December 31, 2014:	$20,881,031	$16,812,248	$15,825,063	$18,248,581	$—

Investment Income:
Reinvested Dividends	149,544	257,826	187,548	283,334	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	435,352	349,911	309,049	299,055	—

Net Investment Income (Loss)	(285,808)	(92,085)	(121,501)	(15,721)	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,649,731	2,721,213	1,013,450	590,667	—
Realized Gain (Loss) on Investments	(147,904)	(179,876)	106,067	122,294	—

Net Realized Capital Gains (Losses) on Investments	4,501,827	2,541,337	1,119,517	712,961	—
Net Change in Unrealized Appreciation (Depreciation)	(3,264,869)	(2,692,855)	(2,063,680)	(993,867)	—

Net Gain (Loss) on Investment	1,236,958	(151,518)	(944,163)	(280,906)	—
Net Increase (Decrease) in Net Assets Resulting from Operations	951,150	(243,603)	(1,065,664)	(296,627)	—

Increase (Decrease) in Net Assets from Contract Transactions	3,380,709	2,965,484	(4,466,615)	2,990,268	—

Total Increase (Decrease) in Net Assets	4,331,859	2,721,881	(5,532,279)	2,693,641	—

Net Assets as of December 31, 2015:	$25,212,890	$19,534,129	$10,292,784	$20,942,222	$—

See Accompanying Notes.

(1)	See Footnote 1

6

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	Fidelity® VIP Contrafund® Service Class 2 Subaccount	Fidelity® VIP Equity-Income Service Class 2 Subaccount	Fidelity® VIP Growth Service Class 2 Subaccount	Fidelity® VIP Growth Opportunities Service Class 2 Subaccount	Fidelity® VIP Mid Cap Initial Class Subaccount
Net Assets as of January 1, 2014:	$19,087,033	$1,096,377	$810,427	$1,753	$—

Investment Income:
Reinvested Dividends	245,534	27,657	—	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	365,164	15,814	11,917	24	—

Net Investment Income (Loss)	(119,630)	11,843	(11,917)	(24)	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	683,663	15,004	—	1	—
Realized Gain (Loss) on Investments	365,712	29,788	23,449	33	—

Net Realized Capital Gains (Losses) on Investments	1,049,375	44,792	23,449	34	—
Net Change in Unrealized Appreciation (Depreciation)	1,444,822	18,787	62,746	166	—

Net Gain (Loss) on Investment	2,494,197	63,579	86,195	200	—
Net Increase (Decrease) in Net Assets Resulting from Operations	2,374,567	75,422	74,278	176	—

Increase (Decrease) in Net Assets from Contract Transactions	13,056,597	(117,077)	(53,839)	(57)	—

Total Increase (Decrease) in Net Assets	15,431,164	(41,655)	20,439	119	—

Net Assets as of December 31, 2014:	$34,518,197	$1,054,722	$830,866	$1,872	$—

Investment Income:
Reinvested Dividends	251,549	27,675	269	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	593,480	14,098	12,012	26	—

Net Investment Income (Loss)	(341,931)	13,577	(11,743)	(26)	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,353,034	96,257	26,045	189	—
Realized Gain (Loss) on Investments	2,118,899	20,175	21,627	41	—

Net Realized Capital Gains (Losses) on Investments	5,471,933	116,432	47,672	230	—
Net Change in Unrealized Appreciation (Depreciation)	(5,732,869)	(180,400)	8,383	(133)	—

Net Gain (Loss) on Investment	(260,936)	(63,968)	56,055	97	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(602,867)	(50,391)	44,312	71	—

Increase (Decrease) in Net Assets from Contract Transactions	(3,272,975)	(122,486)	(42,353)	(63)	—

Total Increase (Decrease) in Net Assets	(3,875,842)	(172,877)	1,959	8	—

Net Assets as of December 31, 2015:	$30,642,355	$881,845	$832,825	$1,880	$—

See Accompanying Notes.

(1)	See Footnote 1

7

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	Fidelity® VIP Mid Cap Service Class 2 Subaccount	Fidelity® VIP Value Strategies Initial Class Subaccount	Fidelity® VIP Value Strategies Service Class 2 Subaccount	Franklin Founding Funds Allocation Class 4 Shares Subaccount	Franklin Income Class 2 Shares Subaccount
Net Assets as of January 1, 2014:	$6,821,182	$20,474	$6,891,567	$5,542,251	$10,231,022

Investment Income:
Reinvested Dividends	3,003	224	120,022	144,187	479,193
Investment Expense:
Mortality and Expense Risk and Administrative Charges	134,989	137	135,684	87,131	144,819

Net Investment Income (Loss)	(131,986)	87	(15,662)	57,056	334,374
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	235,922	—	—	4,480	—
Realized Gain (Loss) on Investments	87,467	11	194,525	32,707	236,535

Net Realized Capital Gains (Losses) on Investments	323,389	11	194,525	37,187	236,535
Net Change in Unrealized Appreciation (Depreciation)	274,202	1,152	255,217	(19,501)	(241,157)

Net Gain (Loss) on Investment	597,591	1,163	449,742	17,686	(4,622)
Net Increase (Decrease) in Net Assets Resulting from Operations	465,605	1,250	434,080	74,742	329,752

Increase (Decrease) in Net Assets from Contract Transactions	8,733,614	(4)	7,703,157	(846,553)	(1,873,367)

Total Increase (Decrease) in Net Assets	9,199,219	1,246	8,137,237	(771,811)	(1,543,615)

Net Assets as of December 31, 2014:	$16,020,401	$21,720	$15,028,804	$4,770,440	$8,687,407

Investment Income:
Reinvested Dividends	65,716	259	89,649	117,369	187,774
Investment Expense:
Mortality and Expense Risk and Administrative Charges	376,058	144	156,324	68,079	64,054

Net Investment Income (Loss)	(310,342)	115	(66,675)	49,290	123,720
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,771,085	17	7,242	6,739	—
Realized Gain (Loss) on Investments	(205,874)	17	1,337,316	5,257	444,910

Net Realized Capital Gains (Losses) on Investments	2,565,211	34	1,344,558	11,996	444,910
Net Change in Unrealized Appreciation (Depreciation)	(3,184,648)	(934)	(1,848,234)	(365,945)	(893,291)

Net Gain (Loss) on Investment	(619,437)	(900)	(503,676)	(353,949)	(448,381)
Net Increase (Decrease) in Net Assets Resulting from Operations	(929,779)	(785)	(570,351)	(304,659)	(324,661)

Increase (Decrease) in Net Assets from Contract Transactions	9,533,982	(4)	(4,889,319)	(802,596)	(4,725,226)

Total Increase (Decrease) in Net Assets	8,604,203	(789)	(5,459,670)	(1,107,255)	(5,049,887)

Net Assets as of December 31, 2015:	$24,624,604	$20,931	$9,569,134	$3,663,185	$3,637,520

See Accompanying Notes.

(1)	See Footnote 1

8

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	Franklin Mutual Shares Class 2 Shares Subaccount	Franklin Templeton Foreign Class 2 Shares Subaccount	GE Investments Total Return Class 3 Shares Subaccount	Invesco V.I. American Franchise Series II Shares Subaccount	Invesco V.I. Value Opportunities Series II Shares Subaccount
Net Assets as of January 1, 2014:	$918,292	$2,954,460	$1,940,897	$172,729	$406,761

Investment Income:
Reinvested Dividends	17,673	50,314	30,125	—	4,689
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,497	38,278	31,667	2,604	6,127

Net Investment Income (Loss)	4,176	12,036	(1,542)	(2,604)	(1,438)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,595	—	57,813	—	—
Realized Gain (Loss) on Investments	33,426	99,664	27,951	1,424	9,073

Net Realized Capital Gains (Losses) on Investments	38,021	99,664	85,764	1,424	9,073
Net Change in Unrealized Appreciation (Depreciation)	7,795	(428,521)	(18,223)	12,380	11,702

Net Gain (Loss) on Investment	45,816	(328,857)	67,541	13,804	20,775
Net Increase (Decrease) in Net Assets Resulting from Operations	49,992	(316,821)	65,999	11,200	19,337

Increase (Decrease) in Net Assets from Contract Transactions	(85,319)	(451,050)	34,311	(2,518)	(18,886)

Total Increase (Decrease) in Net Assets	(35,327)	(767,871)	100,310	8,682	451

Net Assets as of December 31, 2014:	$882,965	$2,186,589	$2,041,207	$181,411	$407,212

Investment Income:
Reinvested Dividends	26,382	63,669	29,359	—	8,675
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,889	28,880	31,540	2,738	5,738

Net Investment Income (Loss)	13,493	34,789	(2,181)	(2,738)	2,937
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	58,209	65,030	60,161	1,010	28,505
Realized Gain (Loss) on Investments	15,645	47,847	35,171	1,816	8,585

Net Realized Capital Gains (Losses) on Investments	73,854	112,877	95,332	2,826	37,090
Net Change in Unrealized Appreciation (Depreciation)	(140,795)	(280,565)	(151,425)	5,696	(87,018)

Net Gain (Loss) on Investment	(66,941)	(167,688)	(56,093)	8,522	(49,928)
Net Increase (Decrease) in Net Assets Resulting from Operations	(53,448)	(132,899)	(58,274)	5,784	(46,991)

Increase (Decrease) in Net Assets from Contract Transactions	(34,175)	(326,377)	(133,821)	(2,648)	(18,706)

Total Increase (Decrease) in Net Assets	(87,623)	(459,276)	(192,095)	3,136	(65,697)

Net Assets as of December 31, 2015:	$795,342	$1,727,313	$1,849,112	$184,547	$341,515

See Accompanying Notes.

(1)	See Footnote 1

9

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	Janus Aspen - Enterprise Service Shares Subaccount	Janus Aspen - Global Research Service Shares Subaccount	Janus Aspen - Perkins Mid Cap Value Service Shares Subaccount	JPMorgan Insurance Trust Core Bond Class 1 Shares Subaccount	JPMorgan Insurance Trust Mid Cap Value Class 1 Shares Subaccount
Net Assets as of January 1, 2014:	$288,077	$499,421	$2,193	$721,721	$130,801

Investment Income:
Reinvested Dividends	100	4,648	73	26,355	1,065
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,071	7,338	30	9,956	1,757

Net Investment Income (Loss)	(3,971)	(2,690)	43	16,399	(692)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	20,886	—	167	—	7,268
Realized Gain (Loss) on Investments	12,124	29,794	24	(2,601)	1,027

Net Realized Capital Gains (Losses) on Investments	33,010	29,794	191	(2,601)	8,295
Net Change in Unrealized Appreciation (Depreciation)	972	742	(87)	9,487	10,242

Net Gain (Loss) on Investment	33,982	30,536	104	6,886	18,537
Net Increase (Decrease) in Net Assets Resulting from Operations	30,011	27,846	147	23,285	17,845

Increase (Decrease) in Net Assets from Contract Transactions	(23,938)	(90,898)	(72)	(63,525)	(8)

Total Increase (Decrease) in Net Assets	6,073	(63,052)	75	(40,240)	17,837

Net Assets as of December 31, 2014:	$294,150	$436,369	$2,268	$681,481	$148,638

Investment Income:
Reinvested Dividends	2,200	2,305	22	24,345	1,464
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,025	6,607	30	9,494	1,901

Net Investment Income (Loss)	(1,825)	(4,302)	(8)	14,851	(437)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	31,538	—	210	—	11,185
Realized Gain (Loss) on Investments	10,103	7,543	22	(4,080)	1,118

Net Realized Capital Gains (Losses) on Investments	41,641	7,543	232	(4,080)	12,303
Net Change in Unrealized Appreciation (Depreciation)	(32,907)	(19,669)	(335)	(12,605)	(17,653)

Net Gain (Loss) on Investment	8,734	(12,126)	(103)	(16,685)	(5,350)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,909	(16,428)	(111)	(1,834)	(5,787)

Increase (Decrease) in Net Assets from Contract Transactions	(25,259)	(13,125)	(74)	(55,618)	—

Total Increase (Decrease) in Net Assets	(18,350)	(29,553)	(185)	(57,452)	(5,787)

Net Assets as of December 31, 2015:	$275,800	$406,816	$2,083	$624,029	$142,851

See Accompanying Notes.

(1)	See Footnote 1

10

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	JPMorgan Insurance Trust Small Cap Core Class 1 Shares Subaccount	JPMorgan Insurance Trust U.S. Equity Class 1 Shares Subaccount	MFS® New Discovery Service Class Subaccount	MFS® Total Return Service Class Subaccount	TA AB Dynamic Allocation Initial Class Subaccount
Net Assets as of January 1, 2014:	$7,070	$60,806	$7,243,325	$1,903,955	$65,291

Investment Income:
Reinvested Dividends	10	577	—	32,222	682
Investment Expense:
Mortality and Expense Risk and Administrative Charges	97	824	85,317	26,199	922

Net Investment Income (Loss)	(87)	(247)	(85,317)	6,023	(240)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	573	—	1,233,548	49,819	—
Realized Gain (Loss) on Investments	128	602	371,148	32,096	189

Net Realized Capital Gains (Losses) on Investments	701	602	1,604,696	81,915	189
Net Change in Unrealized Appreciation (Depreciation)	(49)	7,162	(2,090,347)	36,033	2,710

Net Gain (Loss) on Investment	652	7,764	(485,651)	117,948	2,899
Net Increase (Decrease) in Net Assets Resulting from Operations	565	7,517	(570,968)	123,971	2,659

Increase (Decrease) in Net Assets from Contract Transactions	(135)	(735)	(4,444,131)	(114,578)	(530)

Total Increase (Decrease) in Net Assets	430	6,782	(5,015,099)	9,393	2,129

Net Assets as of December 31, 2014:	$7,500	$67,588	$2,228,226	$1,913,348	$67,420

Investment Income:
Reinvested Dividends	11	758	—	44,168	862
Investment Expense:
Mortality and Expense Risk and Administrative Charges	102	881	29,862	25,741	941

Net Investment Income (Loss)	(91)	(123)	(29,862)	18,427	(79)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	744	3,061	65,551	69,876	—
Realized Gain (Loss) on Investments	131	708	4,149	27,372	239

Net Realized Capital Gains (Losses) on Investments	875	3,769	69,700	97,248	239
Net Change in Unrealized Appreciation (Depreciation)	(1,267)	(3,938)	(102,613)	(150,921)	(1,149)

Net Gain (Loss) on Investment	(392)	(169)	(32,913)	(53,673)	(910)
Net Increase (Decrease) in Net Assets Resulting from Operations	(483)	(292)	(62,775)	(35,246)	(989)

Increase (Decrease) in Net Assets from Contract Transactions	(140)	(848)	(346,005)	(83,315)	(586)

Total Increase (Decrease) in Net Assets	(623)	(1,140)	(408,780)	(118,561)	(1,575)

Net Assets as of December 31, 2015:	$6,877	$66,448	$1,819,446	$1,794,787	$65,845

See Accompanying Notes.

(1)	See Footnote 1

11

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	TA AB Dynamic Allocation Service Class Subaccount	TA Aegon High Yield Bond Initial Class Subaccount	TA Aegon High Yield Bond Service Class Subaccount	TA Aegon Money Market Initial Class Subaccount	TA Aegon Money Market Service Class Subaccount
Net Assets as of January 1, 2014:	$15,864,132	$140,297	$4,808,613	$371,427	$41,003,054

Investment Income:
Reinvested Dividends	151,300	8,035	310,769	16	1,664
Investment Expense:
Mortality and Expense Risk and Administrative Charges	272,411	1,845	80,494	4,448	450,420

Net Investment Income (Loss)	(121,111)	6,190	230,275	(4,432)	(448,756)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	—
Realized Gain (Loss) on Investments	213,491	754	11,925	—	—

Net Realized Capital Gains (Losses) on Investments	213,491	754	11,925	—	—
Net Change in Unrealized Appreciation (Depreciation)	578,973	(3,419)	(150,639)	—	—

Net Gain (Loss) on Investment	792,464	(2,665)	(138,714)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	671,353	3,525	91,561	(4,432)	(448,756)

Increase (Decrease) in Net Assets from Contract Transactions	3,510,638	11,582	1,033,262	(194,468)	22,513,106

Total Increase (Decrease) in Net Assets	4,181,991	15,107	1,124,823	(198,900)	22,064,350

Net Assets as of December 31, 2014:	$20,046,123	$155,404	$5,933,436	$172,527	$63,067,404

Investment Income:
Reinvested Dividends	222,696	8,521	379,800	8	2,812
Investment Expense:
Mortality and Expense Risk and Administrative Charges	311,296	1,696	88,931	2,291	713,284

Net Investment Income (Loss)	(88,600)	6,825	290,869	(2,283)	(710,472)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	—
Realized Gain (Loss) on Investments	325,101	2,488	(38,459)	—	—

Net Realized Capital Gains (Losses) on Investments	325,101	2,488	(38,459)	—	—
Net Change in Unrealized Appreciation (Depreciation)	(665,944)	(15,750)	(608,659)	—	—

Net Gain (Loss) on Investment	(340,843)	(13,262)	(647,118)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(429,443)	(6,437)	(356,249)	(2,283)	(710,472)

Increase (Decrease) in Net Assets from Contract Transactions	1,448,269	(28,890)	327,552	(26,707)	(14,794,488)

Total Increase (Decrease) in Net Assets	1,018,826	(35,327)	(28,697)	(28,990)	(15,504,960)

Net Assets as of December 31, 2015:	$21,064,949	$120,077	$5,904,739	$143,537	$47,562,444

See Accompanying Notes.

(1)	See Footnote 1

12

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	TA Aegon U.S. Government Securities Initial Class Subaccount	TA Aegon U.S. Government Securities Service Class Subaccount	TA American Funds Managed Risk - Balanced Service Class Subaccount(1)	TA Asset Allocation - Conservative Initial Class Subaccount	TA Asset Allocation - Conservative Service Class Subaccount
Net Assets as of January 1, 2014:	$392,878	$26,764,225	$—	$58,894	$54,439,830

Investment Income:
Reinvested Dividends	15,165	1,208,093	—	1,587	1,456,547
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,373	463,687	—	818	819,337

Net Investment Income (Loss)	9,792	744,406	—	769	637,210
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,368	569,208	—	971	982,712
Realized Gain (Loss) on Investments	1,251	(856,845)	—	44	504,046

Net Realized Capital Gains (Losses) on Investments	7,619	(287,637)	—	1,015	1,486,758
Net Change in Unrealized Appreciation (Depreciation)	(5,099)	411,777	—	(1,325)	(1,730,284)

Net Gain (Loss) on Investment	2,520	124,140	—	(310)	(243,526)
Net Increase (Decrease) in Net Assets Resulting from Operations	12,312	868,546	—	459	393,684

Increase (Decrease) in Net Assets from Contract Transactions	(33,217)	4,893,500	—	(1)	6,742,784

Total Increase (Decrease) in Net Assets	(20,905)	5,762,046	—	458	7,136,468

Net Assets as of December 31, 2014:	$371,973	$32,526,271	$—	$59,352	$61,576,298

Investment Income:
Reinvested Dividends	7,797	622,100	—	1,326	1,298,658
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,887	626,485	38,397	696	882,150

Net Investment Income (Loss)	2,910	(4,385)	(38,397)	630	416,508
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,818	166,344	—	2,354	2,605,565
Realized Gain (Loss) on Investments	(1,060)	(319,256)	(9,098)	(1,407)	158,894

Net Realized Capital Gains (Losses) on Investments	758	(152,912)	(9,098)	947	2,764,459
Net Change in Unrealized Appreciation (Depreciation)	(7,798)	(864,897)	(38,943)	(3,042)	(5,507,058)

Net Gain (Loss) on Investment	(7,040)	(1,017,809)	(48,041)	(2,095)	(2,742,599)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,130)	(1,022,194)	(86,438)	(1,465)	(2,326,091)

Increase (Decrease) in Net Assets from Contract Transactions	(60,625)	39,275,442	9,405,678	(42,340)	5,174,555

Total Increase (Decrease) in Net Assets	(64,755)	38,253,248	9,319,240	(43,805)	2,848,464

Net Assets as of December 31, 2015:	$307,218	$70,779,519	$9,319,240	$15,547	$64,424,762

See Accompanying Notes.

(1)	See Footnote 1

13

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	TA Asset Allocation - Growth Initial Class Subaccount	TA Asset Allocation - Growth Service Class Subaccount	TA Asset Allocation - Moderate Initial Class Subaccount	TA Asset Allocation - Moderate Service Class Subaccount	TA Asset Allocation - Moderate Growth Initial Class Subaccount
Net Assets as of January 1, 2014:	$146,651	$6,095,272	$1,065,321	$221,957,877	$275,097

Investment Income:
Reinvested Dividends	3,438	138,078	19,834	5,565,720	9,041
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,024	95,511	12,848	3,604,121	4,120

Net Investment Income (Loss)	1,414	42,567	6,986	1,961,599	4,921
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	—
Realized Gain (Loss) on Investments	428	286,789	26,376	2,507,450	1,432

Net Realized Capital Gains (Losses) on Investments	428	286,789	26,376	2,507,450	1,432
Net Change in Unrealized Appreciation (Depreciation)	74	(243,444)	(21,140)	(1,173,145)	(2,108)

Net Gain (Loss) on Investment	502	43,345	5,236	1,334,305	(676)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,916	85,912	12,222	3,295,904	4,245

Increase (Decrease) in Net Assets from Contract Transactions	(1,147)	654,297	(185,258)	64,403,678	58,212

Total Increase (Decrease) in Net Assets	769	740,209	(173,036)	67,699,582	62,457

Net Assets as of December 31, 2014:	$147,420	$6,835,481	$892,285	$289,657,459	$337,554

Investment Income:
Reinvested Dividends	2,465	101,820	17,755	5,358,441	6,062
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,074	98,250	12,120	4,005,992	3,529

Net Investment Income (Loss)	391	3,570	5,635	1,352,449	2,533
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	30,026	10,168,098	4,523
Realized Gain (Loss) on Investments	481	219,548	6,914	3,049,283	6,401

Net Realized Capital Gains (Losses) on Investments	481	219,548	36,940	13,217,381	10,924
Net Change in Unrealized Appreciation (Depreciation)	(5,677)	(519,081)	(73,259)	(25,805,067)	(23,222)

Net Gain (Loss) on Investment	(5,196)	(299,533)	(36,319)	(12,587,686)	(12,298)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,805)	(295,963)	(30,684)	(11,235,237)	(9,765)

Increase (Decrease) in Net Assets from Contract Transactions	(1,158)	248,295	(54,588)	1,176,969	(65,800)

Total Increase (Decrease) in Net Assets	(5,963)	(47,668)	(85,272)	(10,058,268)	(75,565)

Net Assets as of December 31, 2015:	$141,457	$6,787,813	$807,013	$279,599,191	$261,989

See Accompanying Notes.

(1)	See Footnote 1

14

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	TA Asset Allocation - Moderate Growth Service Class Subaccount	TA Barrow Hanley Dividend Focused Initial Class Subaccount	TA Barrow Hanley Dividend Focused Service Class Subaccount	TA BlackRock Global Allocation Service Class Subaccount	TA BlackRock Global Allocation Managed Risk - Balanced Service Class Subaccount(1)
Net Assets as of January 1, 2014:	$128,458,358	$3,838,988	$4,214,038	$55,988,891	$—

Investment Income:
Reinvested Dividends	3,602,169	52,228	63,384	990,381	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,041,250	53,763	73,581	838,683	—

Net Investment Income (Loss)	1,560,919	(1,535)	(10,197)	151,698	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	1,604,248	—
Realized Gain (Loss) on Investments	2,945,608	202,293	137,204	760,160	—

Net Realized Capital Gains (Losses) on Investments	2,945,608	202,293	137,204	2,364,408	—
Net Change in Unrealized Appreciation (Depreciation)	(3,089,580)	196,096	374,397	(2,405,436)	—

Net Gain (Loss) on Investment	(143,972)	398,389	511,601	(41,028)	—
Net Increase (Decrease) in Net Assets Resulting from Operations	1,416,947	396,854	501,404	110,670	—

Increase (Decrease) in Net Assets from Contract Transactions	21,335,353	(391,192)	1,296,826	700,834	—

Total Increase (Decrease) in Net Assets	22,752,300	5,662	1,798,230	811,504	—

Net Assets as of December 31, 2014:	$151,210,658	$3,844,650	$6,012,268	$56,800,395	$—

Investment Income:
Reinvested Dividends	3,125,731	66,656	117,973	987,881	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,245,913	48,083	111,423	804,374	15,832

Net Investment Income (Loss)	879,818	18,573	6,550	183,507	(15,832)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,633,946	—	—	5,079,584	—
Realized Gain (Loss) on Investments	3,694,017	162,592	162,416	26,781	(8,185)

Net Realized Capital Gains (Losses) on Investments	6,327,963	162,592	162,416	5,106,365	(8,185)
Net Change in Unrealized Appreciation (Depreciation)	(13,540,534)	(356,685)	(653,357)	(6,852,441)	(108,655)

Net Gain (Loss) on Investment	(7,212,571)	(194,093)	(490,941)	(1,746,076)	(116,840)
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,332,753)	(175,520)	(484,391)	(1,562,569)	(132,672)

Increase (Decrease) in Net Assets from Contract Transactions	8,526,000	(399,062)	6,953,163	1,143,502	3,426,770

Total Increase (Decrease) in Net Assets	2,193,247	(574,582)	6,468,772	(419,067)	3,294,098

Net Assets as of December 31, 2015:	$153,403,905	$3,270,068	$12,481,040	$56,381,328	$3,294,098

See Accompanying Notes.

(1)	See Footnote 1

15

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	TA BlackRock Global Allocation Managed Risk - Growth Service Class Subaccount(1)	TA BlackRock Tactical Allocation Service Class Subaccount	TA Clarion Global Real Estate Securities Initial Class Subaccount	TA Clarion Global Real Estate Securities Service Class Subaccount	TA International Moderate Growth Service Class Subaccount
Net Assets as of January 1, 2014:	$—	$66,492,168	$52,521	$3,363,372	$27,779,613

Investment Income:
Reinvested Dividends	—	1,018,571	567	60,336	689,698
Investment Expense:
Mortality and Expense Risk and Administrative Charges	—	1,112,855	536	68,067	471,258

Net Investment Income (Loss)	—	(94,284)	31	(7,731)	218,440
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	1,611,329	—	—	—
Realized Gain (Loss) on Investments	—	614,488	(4,693)	61,139	305,265

Net Realized Capital Gains (Losses) on Investments	—	2,225,817	(4,693)	61,139	305,265
Net Change in Unrealized Appreciation (Depreciation)	—	637,535	8,437	400,489	(1,262,903)

Net Gain (Loss) on Investment	—	2,863,352	3,744	461,628	(957,638)
Net Increase (Decrease) in Net Assets Resulting from Operations	—	2,769,068	3,775	453,897	(739,198)

Increase (Decrease) in Net Assets from Contract Transactions	—	18,325,614	(17,393)	1,646,270	8,350,794

Total Increase (Decrease) in Net Assets	—	21,094,682	(13,618)	2,100,167	7,611,596

Net Assets as of December 31, 2014:	$—	$87,586,850	$38,903	$5,463,539	$35,391,209

Investment Income:
Reinvested Dividends	—	1,659,445	1,059	249,927	756,047
Investment Expense:
Mortality and Expense Risk and Administrative Charges	22,772	1,319,899	431	91,559	604,194

Net Investment Income (Loss)	(22,772)	339,546	628	158,368	151,853
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	4,710,084	—	—	—
Realized Gain (Loss) on Investments	(6,479)	638,820	(1,905)	116,885	440,491

Net Realized Capital Gains (Losses) on Investments	(6,479)	5,348,904	(1,905)	116,885	440,491
Net Change in Unrealized Appreciation (Depreciation)	(207,978)	(7,295,947)	709	(467,508)	(2,350,691)

Net Gain (Loss) on Investment	(214,457)	(1,947,043)	(1,196)	(350,623)	(1,910,200)
Net Increase (Decrease) in Net Assets Resulting from Operations	(237,229)	(1,607,497)	(568)	(192,255)	(1,758,347)

Increase (Decrease) in Net Assets from Contract Transactions	4,782,538	8,404,231	(15,002)	557,911	9,461,489

Total Increase (Decrease) in Net Assets	4,545,309	6,796,734	(15,570)	365,656	7,703,142

Net Assets as of December 31, 2015:	$4,545,309	$94,383,584	$23,333	$5,829,195	$43,094,351

See Accompanying Notes.

(1)	See Footnote 1

16

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	TA Janus Balanced Service Class Subaccount	TA Jennison Growth Initial Class Subaccount	TA Jennison Growth Service Class Subaccount	TA JPMorgan Core Bond Service Class Subaccount	TA JPMorgan Enhanced Index Initial Class Subaccount
Net Assets as of January 1, 2014:	$15,597,184	$2,088,334	$9,292,701	$7,409,619	$541,382

Investment Income:
Reinvested Dividends	168,708	—	—	223,724	4,292
Investment Expense:
Mortality and Expense Risk and Administrative Charges	353,399	28,852	163,212	168,099	7,420

Net Investment Income (Loss)	(184,691)	(28,852)	(163,212)	55,625	(3,128)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	222,487	1,257,226	—	37,820
Realized Gain (Loss) on Investments	236,937	109,430	101,692	(16,983)	26,887

Net Realized Capital Gains (Losses) on Investments	236,937	331,917	1,358,918	(16,983)	64,707
Net Change in Unrealized Appreciation (Depreciation)	1,545,096	(129,077)	(317,933)	334,264	1,424

Net Gain (Loss) on Investment	1,782,033	202,840	1,040,985	317,281	66,131
Net Increase (Decrease) in Net Assets Resulting from Operations	1,597,342	173,988	877,773	372,906	63,003

Increase (Decrease) in Net Assets from Contract Transactions	18,184,001	(187,758)	2,647,641	7,415,662	51,070

Total Increase (Decrease) in Net Assets	19,781,343	(13,770)	3,525,414	7,788,568	114,073

Net Assets as of December 31, 2014:	$35,378,527	$2,074,564	$12,818,115	$15,198,187	$655,455

Investment Income:
Reinvested Dividends	362,586	—	—	345,165	6,256
Investment Expense:
Mortality and Expense Risk and Administrative Charges	622,207	28,346	220,779	267,775	8,538

Net Investment Income (Loss)	(259,621)	(28,346)	(220,779)	77,390	(2,282)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,108,051	156,944	1,131,981	—	46,368
Realized Gain (Loss) on Investments	541,617	109,625	273,093	2,690	27,292

Net Realized Capital Gains (Losses) on Investments	1,649,668	266,569	1,405,074	2,690	73,660
Net Change in Unrealized Appreciation (Depreciation)	(2,054,308)	(46,998)	4,960	(323,994)	(79,783)

Net Gain (Loss) on Investment	(404,640)	219,571	1,410,034	(321,304)	(6,123)
Net Increase (Decrease) in Net Assets Resulting from Operations	(664,261)	191,225	1,189,255	(243,914)	(8,405)

Increase (Decrease) in Net Assets from Contract Transactions	16,002,515	(264,192)	4,655,615	5,158,300	(13,001)

Total Increase (Decrease) in Net Assets	15,338,254	(72,967)	5,844,870	4,914,386	(21,406)

Net Assets as of December 31, 2015:	$50,716,781	$2,001,597	$18,662,985	$20,112,573	$634,049

See Accompanying Notes.

(1)	See Footnote 1

17

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	TA JPMorgan Enhanced Index Service Class Subaccount	TA JPMorgan Mid Cap Value Service Class Subaccount	TA JPMorgan Tactical Allocation Service Class Subaccount	TA Legg Mason Dynamic Allocation - Balanced Service Class Subaccount	TA Legg Mason Dynamic Allocation - Growth Service Class Subaccount
Net Assets as of January 1, 2014:	$448,924	$10,486,357	$30,794,952	$26,970,451	$20,070,907

Investment Income:
Reinvested Dividends	11,177	102,127	383,610	266,350	160,560
Investment Expense:
Mortality and Expense Risk and Administrative Charges	25,133	249,160	564,324	543,446	387,286

Net Investment Income (Loss)	(13,956)	(147,033)	(180,714)	(277,096)	(226,726)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	118,681	1,038,487	—	—	—
Realized Gain (Loss) on Investments	6,432	493,752	209,848	297,456	174,844

Net Realized Capital Gains (Losses) on Investments	125,113	1,532,239	209,848	297,456	174,844
Net Change in Unrealized Appreciation (Depreciation)	67,870	710,383	1,817,976	2,738,599	1,898,961

Net Gain (Loss) on Investment	192,983	2,242,622	2,027,824	3,036,055	2,073,805
Net Increase (Decrease) in Net Assets Resulting from Operations	179,027	2,095,589	1,847,110	2,758,959	1,847,079

Increase (Decrease) in Net Assets from Contract Transactions	1,471,282	7,865,506	18,509,187	27,557,263	19,608,482

Total Increase (Decrease) in Net Assets	1,650,309	9,961,095	20,356,297	30,316,222	21,455,561

Net Assets as of December 31, 2014:	$2,099,233	$20,447,452	$51,151,249	$57,286,673	$41,526,468

Investment Income:
Reinvested Dividends	16,741	158,916	704,189	703,135	402,151
Investment Expense:
Mortality and Expense Risk and Administrative Charges	34,674	329,397	856,170	1,028,431	810,857

Net Investment Income (Loss)	(17,933)	(170,481)	(151,981)	(325,296)	(408,706)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	148,773	1,424,195	—	—	—
Realized Gain (Loss) on Investments	37,560	410,750	375,437	548,329	494,733

Net Realized Capital Gains (Losses) on Investments	186,333	1,834,945	375,437	548,329	494,733
Net Change in Unrealized Appreciation (Depreciation)	(209,675)	(2,743,920)	(1,498,341)	(3,269,466)	(3,082,378)

Net Gain (Loss) on Investment	(23,342)	(908,975)	(1,122,904)	(2,721,137)	(2,587,645)
Net Increase (Decrease) in Net Assets Resulting from Operations	(41,275)	(1,079,456)	(1,274,885)	(3,046,433)	(2,996,351)

Increase (Decrease) in Net Assets from Contract Transactions	(79,190)	1,435,904	20,590,178	39,248,630	28,039,568

Total Increase (Decrease) in Net Assets	(120,465)	356,448	19,315,293	36,202,197	25,043,217

Net Assets as of December 31, 2015:	$1,978,768	$20,803,900	$70,466,542	$93,488,870	$66,569,685

See Accompanying Notes.

(1)	See Footnote 1

18

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	TA Managed Risk - Balanced ETF Service Class Subaccount	TA Managed Risk - Conservative ETF Service Class Subaccount	TA Managed Risk - Growth ETF Service Class Subaccount	TA Market Participation Strategy Service Class Subaccount	TA MFS International Equity Initial Class Subaccount
Net Assets as of January 1, 2014:	$209,472,792	$52,461,737	$196,467,643	$12,392,847	$72,262

Investment Income:
Reinvested Dividends	2,612,657	770,760	2,709,397	—	681
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,655,623	827,573	3,590,656	272,310	985

Net Investment Income (Loss)	(1,042,966)	(56,813)	(881,259)	(272,310)	(304)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	8,228,312	1,867,213	15,140,745	271,099	—
Realized Gain (Loss) on Investments	1,710,443	369,297	1,828,570	114,717	141

Net Realized Capital Gains (Losses) on Investments	9,938,755	2,236,510	16,969,315	385,816	141
Net Change in Unrealized Appreciation (Depreciation)	(987,148)	8,429	(10,301,739)	1,470,024	(4,521)

Net Gain (Loss) on Investment	8,951,607	2,244,939	6,667,576	1,855,840	(4,380)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,908,641	2,188,126	5,786,317	1,583,530	(4,684)

Increase (Decrease) in Net Assets from Contract Transactions	124,770,860	23,271,473	124,578,348	13,884,872	(15)

Total Increase (Decrease) in Net Assets	132,679,501	25,459,599	130,364,665	15,468,402	(4,699)

Net Assets as of December 31, 2014:	$342,152,293	$77,921,336	$326,832,308	$27,861,249	$67,563

Investment Income:
Reinvested Dividends	5,242,969	1,246,724	5,073,662	—	1,202
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,405,020	1,108,435	4,752,037	429,582	1,043

Net Investment Income (Loss)	(162,051)	138,289	321,625	(429,582)	159
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	16,508,025	3,644,996	29,622,051	1,125,205	—
Realized Gain (Loss) on Investments	1,181,642	354,232	(1,285,033)	219,996	426

Net Realized Capital Gains (Losses) on Investments	17,689,667	3,999,228	28,337,018	1,345,201	426
Net Change in Unrealized Appreciation (Depreciation)	(31,326,611)	(5,916,693)	(46,304,125)	(2,382,994)	(1,785)

Net Gain (Loss) on Investment	(13,636,944)	(1,917,465)	(17,967,107)	(1,037,793)	(1,359)
Net Increase (Decrease) in Net Assets Resulting from Operations	(13,798,995)	(1,779,176)	(17,645,482)	(1,467,375)	(1,200)

Increase (Decrease) in Net Assets from Contract Transactions	103,681,501	9,958,437	30,033,950	4,870,338	6,419

Total Increase (Decrease) in Net Assets	89,882,506	8,179,261	12,388,468	3,402,963	5,219

Net Assets as of December 31, 2015:	$432,034,799	$86,100,597	$339,220,776	$31,264,212	$72,782

See Accompanying Notes.

(1)	See Footnote 1

19

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	TA MFS International Equity Service Class	TA Morgan Stanley Capital Growth Initial Class	TA Morgan Stanley Capital Growth Service Class	TA Morgan Stanley Mid-Cap Growth Initial Class	TA Morgan Stanley Mid- Cap Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2014:	$2,398,959	$41,179	$1,052,865	$54,906	$3,367,567

Investment Income:
Reinvested Dividends	30,634	—	—	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	48,921	687	19,770	693	54,455

Net Investment Income (Loss)	(18,287)	(687)	(19,770)	(693)	(54,455)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	967	31,606	3,458	262,677
Realized Gain (Loss) on Investments	39,280	251	71,278	3,852	168,938

Net Realized Capital Gains (Losses) on Investments	39,280	1,218	102,884	7,310	431,615
Net Change in Unrealized Appreciation (Depreciation)	(294,808)	1,441	(20,576)	(7,372)	(444,828)

Net Gain (Loss) on Investment	(255,528)	2,659	82,308	(62)	(13,213)
Net Increase (Decrease) in Net Assets Resulting from Operations	(273,815)	1,972	62,538	(755)	(67,668)

Increase (Decrease) in Net Assets from Contract Transactions	1,569,946	27,230	346,482	(12,521)	858,793

Total Increase (Decrease) in Net Assets	1,296,131	29,202	409,020	(13,276)	791,125

Net Assets as of December 31, 2014:	$3,695,090	$70,381	$1,461,885	$41,630	$4,158,692

Investment Income:
Reinvested Dividends	70,908	—	—	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	84,190	1,102	29,065	601	60,885

Net Investment Income (Loss)	(13,282)	(1,102)	(29,065)	(601)	(60,885)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	6,473	185,828	7,107	641,643
Realized Gain (Loss) on Investments	20,254	11,108	121,802	1,728	(84,275)

Net Realized Capital Gains (Losses) on Investments	20,254	17,581	307,630	8,835	557,368
Net Change in Unrealized Appreciation (Depreciation)	(388,580)	(9,338)	(154,884)	(11,330)	(779,835)

Net Gain (Loss) on Investment	(368,326)	8,243	152,746	(2,495)	(222,467)
Net Increase (Decrease) in Net Assets Resulting from Operations	(381,608)	7,141	123,681	(3,096)	(283,352)

Increase (Decrease) in Net Assets from Contract Transactions	9,075,134	3,523	594,807	(5,089)	(53,433)

Total Increase (Decrease) in Net Assets	8,693,526	10,664	718,488	(8,185)	(336,785)

Net Assets as of December 31, 2015:	$12,388,616	$81,045	$2,180,373	$33,445	$3,821,907

See Accompanying Notes.

(1)	See Footnote 1

20

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	TA Multi-Managed Balanced Initial Class	TA Multi-Managed Balanced Service Class	TA Multi-Manager Alternative Strategies Service Class	TA PIMCO Tactical - Balanced Service Class	TA PIMCO Tactical - Conservative Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2014:	$46,465	$6,706,218	$6,116	$16,381,046	$4,859,792

Investment Income:
Reinvested Dividends	670	103,496	158	233,427	90,842
Investment Expense:
Mortality and Expense Risk and Administrative Charges	673	116,132	226	312,024	95,657

Net Investment Income (Loss)	(3)	(12,636)	(68)	(78,597)	(4,815)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,837	514,283	171	754,406	155,416
Realized Gain (Loss) on Investments	88	87,707	(160)	109,703	39,440

Net Realized Capital Gains (Losses) on Investments	2,925	601,990	11	864,109	194,856
Net Change in Unrealized Appreciation (Depreciation)	1,390	136,219	222	629,727	283,488

Net Gain (Loss) on Investment	4,315	738,209	233	1,493,836	478,344
Net Increase (Decrease) in Net Assets Resulting from Operations	4,312	725,573	165	1,415,239	473,529

Increase (Decrease) in Net Assets from Contract Transactions	—	2,718,389	23,750	12,311,410	4,669,462

Total Increase (Decrease) in Net Assets	4,312	3,443,962	23,915	13,726,649	5,142,991

Net Assets as of December 31, 2014:	$50,777	$10,150,180	$30,031	$30,107,695	$10,002,783

Investment Income:
Reinvested Dividends	698	133,023	288	—	47,589
Investment Expense:
Mortality and Expense Risk and Administrative Charges	706	153,348	761	443,100	209,552

Net Investment Income (Loss)	(8)	(20,325)	(473)	(443,100)	(161,963)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,438	540,316	651	1,109,594	380,861
Realized Gain (Loss) on Investments	86	90,446	30	140,862	34,919

Net Realized Capital Gains (Losses) on Investments	2,524	630,762	681	1,250,456	415,780
Net Change in Unrealized Appreciation (Depreciation)	(3,110)	(803,048)	(7,298)	(2,142,538)	(910,472)

Net Gain (Loss) on Investment	(586)	(172,286)	(6,617)	(892,082)	(494,692)
Net Increase (Decrease) in Net Assets Resulting from Operations	(594)	(192,611)	(7,090)	(1,335,182)	(656,655)

Increase (Decrease) in Net Assets from Contract Transactions	1	3,638,762	113,473	3,608,785	7,144,462

Total Increase (Decrease) in Net Assets	(593)	3,446,151	106,383	2,273,603	6,487,807

Net Assets as of December 31, 2015:	$50,184	$13,596,331	$136,414	$32,381,298	$16,490,590

See Accompanying Notes.

(1)	See Footnote 1

21

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	TA PIMCO Tactical - Growth Service Class Subaccount	TA PIMCO Total Return Initial Class Subaccount	TA PIMCO Total Return Service Class Subaccount	TA PineBridge Inflation Opportunities Service Class Subaccount	TA ProFunds UltraBear Service Class (OAM) Subaccount
Net Assets as of January 1, 2014:	$8,054,694	$420,257	$65,446,075	$14,478,869	$425,843

Investment Income:
Reinvested Dividends	203,636	7,169	1,158,367	45,595	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	160,379	5,476	995,391	216,971	5,554

Net Investment Income (Loss)	43,257	1,693	162,976	(171,376)	(5,554)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	354,150	—	—	—	—
Realized Gain (Loss) on Investments	72,975	(155)	(461,085)	(305,178)	(106,379)

Net Realized Capital Gains (Losses) on Investments	427,125	(155)	(461,085)	(305,178)	(106,379)
Net Change in Unrealized Appreciation (Depreciation)	78,241	11,210	2,177,241	730,140	(14,310)

Net Gain (Loss) on Investment	505,366	11,055	1,716,156	424,962	(120,689)
Net Increase (Decrease) in Net Assets Resulting from Operations	548,623	12,748	1,879,132	253,586	(126,243)

Increase (Decrease) in Net Assets from Contract Transactions	7,378,295	(42,240)	690,615	(61,274)	90,486

Total Increase (Decrease) in Net Assets	7,926,918	(29,492)	2,569,747	192,312	(35,757)

Net Assets as of December 31, 2014:	$15,981,612	$390,765	$68,015,822	$14,671,181	$390,086

Investment Income:
Reinvested Dividends	—	8,480	1,871,781	186,170	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	300,406	4,413	1,019,279	214,568	9,282

Net Investment Income (Loss)	(300,406)	4,067	852,502	(28,398)	(9,282)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	517,123	8,040	1,953,000	—	—
Realized Gain (Loss) on Investments	146,428	1,860	(315,564)	(224,681)	(138,423)

Net Realized Capital Gains (Losses) on Investments	663,551	9,900	1,637,436	(224,681)	(138,423)
Net Change in Unrealized Appreciation (Depreciation)	(1,625,569)	(14,905)	(3,216,589)	(391,511)	(32,361)

Net Gain (Loss) on Investment	(962,018)	(5,005)	(1,579,153)	(616,192)	(170,784)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,262,424)	(938)	(726,651)	(644,590)	(180,066)

Increase (Decrease) in Net Assets from Contract Transactions	13,767,540	(97,419)	4,139,297	33,602	912,242

Total Increase (Decrease) in Net Assets	12,505,116	(98,357)	3,412,646	(610,988)	732,176

Net Assets as of December 31, 2015:	$28,486,728	$292,408	$71,428,468	$14,060,193	$1,122,262

See Accompanying Notes.

(1)	See Footnote 1

22

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	TA QS Investors Active Asset Allocation - Conservative Service Class Subaccount	TA QS Investors Active Asset Allocation - Moderate Service Class Subaccount	TA QS Investors Active Asset Allocation - Moderate Growth Service Class Subaccount	TA Systematic Small/Mid Cap Value Initial Class Subaccount
Net Assets as of January 1, 2014:	$17,995,165	$56,227,242	$30,703,256	$3,611,831

Investment Income:
Reinvested Dividends	218,808	497,553	370,222	27,005
Investment Expense:
Mortality and Expense Risk and Administrative Charges	278,286	1,027,015	635,448	47,042

Net Investment Income (Loss)	(59,478)	(529,462)	(265,226)	(20,037)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	863,368	1,844,111	2,106,648	288,305
Realized Gain (Loss) on Investments	103,736	378,629	285,066	117,178

Net Realized Capital Gains (Losses) on Investments	967,104	2,222,740	2,391,714	405,483
Net Change in Unrealized Appreciation (Depreciation)	(464,773)	(140,807)	(1,460,102)	(253,920)

Net Gain (Loss) on Investment	502,331	2,081,933	931,612	151,563
Net Increase (Decrease) in Net Assets Resulting from Operations	442,853	1,552,471	666,386	131,526

Increase (Decrease) in Net Assets from Contract Transactions	5,985,913	37,640,717	23,704,172	(412,560)

Total Increase (Decrease) in Net Assets	6,428,766	39,193,188	24,370,558	(281,034)

Net Assets as of December 31, 2014:	$24,423,931	$95,420,430	$55,073,814	$3,330,797

Investment Income:
Reinvested Dividends	262,200	963,792	604,444	34,066
Investment Expense:
Mortality and Expense Risk and Administrative Charges	349,065	1,323,822	821,203	44,361

Net Investment Income (Loss)	(86,865)	(360,030)	(216,759)	(10,295)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	759,205	3,995,594	3,512,625	388,756
Realized Gain (Loss) on Investments	18,240	180,982	(28,979)	52,290

Net Realized Capital Gains (Losses) on Investments	777,445	4,176,576	3,483,646	441,046
Net Change in Unrealized Appreciation (Depreciation)	(1,694,777)	(9,502,327)	(8,264,566)	(552,808)

Net Gain (Loss) on Investment	(917,332)	(5,325,751)	(4,780,920)	(111,762)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,004,197)	(5,685,781)	(4,997,679)	(122,057)

Increase (Decrease) in Net Assets from Contract Transactions	3,190,370	5,672,293	8,548,338	(142,395)

Total Increase (Decrease) in Net Assets	2,186,173	(13,488)	3,550,659	(264,452)

Net Assets as of December 31, 2015:	$26,610,104	$95,406,942	$58,624,473	$3,066,345

See Accompanying Notes.

(1)	See Footnote 1

23

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	TA Systematic Small/Mid Cap Value Service Class Subaccount	TA T. Rowe Price Small Cap Initial Class Subaccount	TA T. Rowe Price Small Cap Service Class Subaccount	TA Torray Concentrated Growth Initial Class Subaccount	TA Torray Concentrated Growth Service Class Subaccount
Net Assets as of January 1, 2014:	$4,056,739	$331,926	$14,082,513	$1,772,939	$7,755,616

Investment Income:
Reinvested Dividends	34,535	—	—	14,762	62,843
Investment Expense:
Mortality and Expense Risk and Administrative Charges	79,479	4,291	266,151	23,772	135,069

Net Investment Income (Loss)	(44,944)	(4,291)	(266,151)	(9,010)	(72,226)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	482,606	9,235	624,701	246,578	1,355,307
Realized Gain (Loss) on Investments	112,969	23,980	350,803	62,632	116,957

Net Realized Capital Gains (Losses) on Investments	595,575	33,215	975,504	309,210	1,472,264
Net Change in Unrealized Appreciation (Depreciation)	(362,527)	(14,983)	226,525	(162,325)	(689,661)

Net Gain (Loss) on Investment	233,048	18,232	1,202,029	146,885	782,603
Net Increase (Decrease) in Net Assets Resulting from Operations	188,104	13,941	935,878	137,875	710,377

Increase (Decrease) in Net Assets from Contract Transactions	3,360,667	(50,033)	7,403,140	(145,117)	1,452,993

Total Increase (Decrease) in Net Assets	3,548,771	(36,092)	8,339,018	(7,242)	2,163,370

Net Assets as of December 31, 2014:	$7,605,510	$295,834	$22,421,531	$1,765,697	$9,918,986

Investment Income:
Reinvested Dividends	68,366	—	—	9,558	32,967
Investment Expense:
Mortality and Expense Risk and Administrative Charges	125,297	2,955	381,615	24,397	143,513

Net Investment Income (Loss)	(56,931)	(2,955)	(381,615)	(14,839)	(110,546)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,026,065	20,734	2,059,022	331,707	1,986,456
Realized Gain (Loss) on Investments	(9,861)	86,107	564,748	19,966	(682,330)

Net Realized Capital Gains (Losses) on Investments	1,016,204	106,841	2,623,770	351,673	1,304,126
Net Change in Unrealized Appreciation (Depreciation)	(1,336,696)	(92,386)	(2,341,892)	(386,371)	(1,370,305)

Net Gain (Loss) on Investment	(320,492)	14,455	281,878	(34,698)	(66,179)
Net Increase (Decrease) in Net Assets Resulting from Operations	(377,423)	11,500	(99,737)	(49,537)	(176,725)

Increase (Decrease) in Net Assets from Contract Transactions	922,540	(45,833)	2,523,075	(69,038)	(7,201,223)

Total Increase (Decrease) in Net Assets	545,117	(34,333)	2,423,338	(118,575)	(7,377,948)

Net Assets as of December 31, 2015:	$8,150,627	$261,501	$24,844,869	$1,647,122	$2,541,038

See Accompanying Notes.

(1)	See Footnote 1

24

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	TA TS&W International Equity Initial Class Subaccount	TA TS&W International Equity Service Class Subaccount	TA Voya Limited Maturity Bond Service Class Subaccount	TA Voya Mid Cap Opportunities Service Class Subaccount	TA WMC US Growth Initial Class Subaccount
Net Assets as of January 1, 2014:	$1,084,356	$1,151,493	$46,655	$—	$3,277,307

Investment Income:
Reinvested Dividends	24,916	33,458	78	—	27,267
Investment Expense:
Mortality and Expense Risk and Administrative Charges	14,481	22,251	614	—	43,186

Net Investment Income (Loss)	10,435	11,207	(536)	—	(15,919)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	110,149
Realized Gain (Loss) on Investments	15,966	38,301	4	—	131,294

Net Realized Capital Gains (Losses) on Investments	15,966	38,301	4	—	241,443
Net Change in Unrealized Appreciation (Depreciation)	(90,914)	(160,979)	41	—	52,260

Net Gain (Loss) on Investment	(74,948)	(122,678)	45	—	293,703
Net Increase (Decrease) in Net Assets Resulting from Operations	(64,513)	(111,471)	(491)	—	277,784

Increase (Decrease) in Net Assets from Contract Transactions	(133,123)	670,182	1,369	—	(513,339)

Total Increase (Decrease) in Net Assets	(197,636)	558,711	878	—	(235,555)

Net Assets as of December 31, 2014:	$886,720	$1,710,204	$47,533	$—	$3,041,752

Investment Income:
Reinvested Dividends	25,695	77,075	320	—	21,298
Investment Expense:
Mortality and Expense Risk and Administrative Charges	11,996	37,627	622	—	41,476

Net Investment Income (Loss)	13,699	39,448	(302)	—	(20,178)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	13	—	934,412
Realized Gain (Loss) on Investments	14,572	6,672	4	—	109,223

Net Realized Capital Gains (Losses) on Investments	14,572	6,672	17	—	1,043,635
Net Change in Unrealized Appreciation (Depreciation)	(23,798)	(129,310)	(199)	—	(857,486)

Net Gain (Loss) on Investment	(9,226)	(122,638)	(182)	—	186,149
Net Increase (Decrease) in Net Assets Resulting from Operations	4,473	(83,190)	(484)	—	165,971

Increase (Decrease) in Net Assets from Contract Transactions	(113,256)	832,637	(392)	—	(392,785)

Total Increase (Decrease) in Net Assets	(108,783)	749,447	(876)	—	(226,814)

Net Assets as of December 31, 2015:	$777,937	$2,459,651	$46,657	$—	$2,814,938

See Accompanying Notes.

(1)	See Footnote 1

25

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	TA WMC US Growth Service Class	Vanguard® Equity Index	Vanguard® International	Vanguard® Mid-Cap Index	Vanguard® REIT Index
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2014:	$1,861,412	$—	$—	$—	$—

Investment Income:
Reinvested Dividends	15,864	—	—	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	33,274	—	—	—	—

Net Investment Income (Loss)	(17,410)	—	—	—	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	85,525	—	—	—	—
Realized Gain (Loss) on Investments	99,839	—	—	—	—

Net Realized Capital Gains (Losses) on Investments	185,364	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	43,109	—	—	—	—

Net Gain (Loss) on Investment	228,473	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	211,063	—	—	—	—

Increase (Decrease) in Net Assets from Contract Transactions	837,147	—	—	—	—

Total Increase (Decrease) in Net Assets	1,048,210	—	—	—	—

Net Assets as of December 31, 2014:	$2,909,622	$—	$—	$—	$—

Investment Income:
Reinvested Dividends	22,030	11,878	8,285	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	76,783	5,288	3,284	—	—

Net Investment Income (Loss)	(54,753)	6,590	5,001	—	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,389,040	21,752	6,805	—	—
Realized Gain (Loss) on Investments	(116,223)	(52)	(15)	—	—

Net Realized Capital Gains (Losses) on Investments	1,272,817	21,700	6,790	—	—
Net Change in Unrealized Appreciation (Depreciation)	(1,246,748)	(11,920)	(23,787)	—	—

Net Gain (Loss) on Investment	26,069	9,780	(16,997)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(28,684)	16,370	(11,996)	—	—

Increase (Decrease) in Net Assets from Contract Transactions	11,471,852	707,208	442,005	—	—

Total Increase (Decrease) in Net Assets	11,443,168	723,578	430,009	—	—

Net Assets as of December 31, 2015:	$14,352,790	$723,578	$430,009	$—	$—

See Accompanying Notes.

(1)	See Footnote 1

26

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	Vanguard® Short-Term Investment Grade	Vanguard® Total Bond Market Index	Voya Global Perspectives Class S Shares	Voya Large Cap Value Class S Shares	Voya Strategic Allocation Conservative Class S Shares
	Subaccount	Subaccount	Subaccount(1)	Subaccount(1)	Subaccount(1)
Net Assets as of January 1, 2014:	$—	$—	$—	$—	$—

Investment Income:
Reinvested Dividends	—	—	—	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	—	—	—	—	—

Net Investment Income (Loss)	—	—	—	—	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	—
Realized Gain (Loss) on Investments	—	—	—	—	—

Net Realized Capital Gains (Losses) on Investments	—	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	—	—	—	—	—

Net Gain (Loss) on Investment	—	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	—	—	—	—	—

Increase (Decrease) in Net Assets from Contract Transactions	—	—	—	—	—

Total Increase (Decrease) in Net Assets	—	—	—	—	—

Net Assets as of December 31, 2014:	$—	$—	$—	$—	$—

Investment Income:
Reinvested Dividends	—	7,785	—	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	—	2,524	—	—	—

Net Investment Income (Loss)	—	5,261	—	—	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	1,460	—	—	—
Realized Gain (Loss) on Investments	—	(99)	—	—	—

Net Realized Capital Gains (Losses) on Investments	—	1,361	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	—	(15,721)	—	—	—

Net Gain (Loss) on Investment	—	(14,360)	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	—	(9,099)	—	—	—

Increase (Decrease) in Net Assets from Contract Transactions	—	353,604	—	—	—

Total Increase (Decrease) in Net Assets	—	344,505	—	—	—

Net Assets as of December 31, 2015:	$—	$344,505	$—	$—	$—

See Accompanying Notes.

(1)	See Footnote 1

27

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	Voya Strategic Allocation Moderate Class S Shares	Wanger International	Wanger USA
	Subaccount(1)	Subaccount	Subaccount
Net Assets as of January 1, 2014:	$—	$—	$—

Investment Income:
Reinvested Dividends	—	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	—	—	—

Net Investment Income (Loss)	—	—	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—
Realized Gain (Loss) on Investments	—	—	—

Net Realized Capital Gains (Losses) on Investments	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	—	—	—

Net Gain (Loss) on Investment	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	—	—	—

Increase (Decrease) in Net Assets from Contract Transactions	—	—	—

Total Increase (Decrease) in Net Assets	—	—	—

Net Assets as of December 31, 2014:	$—	$—	$—

Investment Income:
Reinvested Dividends	—	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	—	—	—

Net Investment Income (Loss)	—	—	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—
Realized Gain (Loss) on Investments	—	—	—

Net Realized Capital Gains (Losses) on Investments	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	—	—	—

Net Gain (Loss) on Investment	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	—	—	—

Increase (Decrease) in Net Assets from Contract Transactions	—	—	—

Total Increase (Decrease) in Net Assets	—	—	—

Net Assets as of December 31, 2015:	$—	$—	$—

See Accompanying Notes.

(1)	See Footnote 1

28

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2015

1. Organization

Separate Accont VA BNY (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Transamerica Landmark NY Variable Annuity, Transamerica Variable Annuity Series, Partners Variable Annuity Series, Transamerica LandmarkSM NY Variable Annuity, Transamerica AxiomSM II, Transamerica PrincipiumSM III, Transamerica Retirement Income Plus, Transamerica Income EliteSM II, Transamerica Advisor Elite II, Transamerica Variable Annuity O-Share, Transamerica LibertySM NY Variable Annuity, Transamerica AxiomSM NY Variable Annuity, Transamerica PrincipiumSM II Variable Annuity, Income EliteSM Variable Annuity.

The TA Profunds UltraBear-Open Allocation Method-Service Class (OAM) is included in the subaccount listing only to facilitate a contract owner purchase option.

Subaccount Investment by Mutual Fund:

Subaccount

AB Variable Products Series Fund, Inc.

AB Balanced Wealth Strategy Class B Shares

AB Growth and Income Class B Shares

AB Large Cap Growth Class B Shares

American Funds Insurance Series®

American Funds - Asset Allocation Class 2 Shares

American Funds - Bond Class 2 Shares

American Funds - Growth Class 2 Shares

American Funds - Growth-Income Class 2 Shares

American Funds - International Class 2 Shares

Fidelity® Variable Insurance Products Fund

Fidelity® VIP Balanced Service Class 2

Fidelity® VIP Contrafund® Initial Class

Fidelity® VIP Contrafund® Service Class 2

Fidelity® VIP Equity-Income Service Class 2

Fidelity® VIP Growth Service Class 2

Fidelity® VIP Growth Opportunities Service Class 2

Fidelity® VIP Mid Cap Initial Class

Fidelity® Variable Insurance Products Fund

Fidelity® VIP Mid Cap Service Class 2

Fidelity® VIP Value Strategies Initial Class

Fidelity® VIP Value Strategies Service Class 2

Franklin Templeton Variable Insurance Products Trust

Franklin Founding Funds Allocation Class 4 Shares

Franklin Income Class 2 Shares

Franklin Mutual Shares Class 2 Shares

Franklin Templeton Foreign Class 2 Shares

GE Investments Funds, Inc.

GE Investments Total Return Class 3 Shares

Mutual Fund

AB Variable Products Series Fund, Inc.

AB Balanced Wealth Strategy Portfolio Class B Shares

AB Growth and Income Portfolio Class B Shares

AB Large Cap Growth Portfolio Class B Shares

American Funds Insurance Series®

American Funds - Asset Allocation Fund Class 2 Shares

American Funds - Bond Fund Class 2 Shares

American Funds - Growth Fund Class 2 Shares

American Funds - Growth-Income Fund Class 2 Shares

American Funds - International Fund Class 2 Shares

Fidelity® Variable Insurance Products Fund

Fidelity® VIP Balanced Service Portfolio Class 2

Fidelity® VIP Contrafund® Portfolio Initial Class

Fidelity® VIP Contrafund® Portfolio Service Class 2

Fidelity® VIP Equity-Income Portfolio Service Class 2

Fidelity® VIP Growth Portfolio Service Class 2

Fidelity® VIP Growth Opportunities Portfolio Service Class 2

Fidelity® VIP Mid Cap Portfolio Initial Class

Fidelity® Variable Insurance Products Fund

Fidelity® VIP Mid Cap Portfolio Service Class 2

Fidelity® VIP Value Strategies Portfolio Initial Class

Fidelity® VIP Value Strategies Portfolio Service Class 2

Franklin Templeton Variable Insurance Products Trust

Franklin Founding Funds Allocation Fund Class 4 Shares

Franklin Income Fund Class 2 Shares

Franklin Mutual Shares Fund Class 2 Shares

Franklin Templeton Foreign Fund Class 2 Shares

GE Investments Funds, Inc.

GE Investments Total Return Fund Class 3 Shares

29

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2015

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Franchise Series II Shares

Invesco V.I. Value Opportunities Series II Shares

Janus Aspen Series

Janus Aspen - Enterprise Service Shares

Janus Aspen - Global Research Service Shares

Janus Aspen - Perkins Mid Cap Value Service Shares

JPMorgan Insurance Trust

JPMorgan Insurance Trust Core Bond Class 1 Shares

JPMorgan Insurance Trust Mid Cap Value Class 1 Shares

JPMorgan Insurance Trust Small Cap Core Class 1 Shares

JPMorgan Insurance Trust U.S. Equity Class 1 Shares

MFS® Variable Insurance Trust

MFS® New Discovery Service Class

MFS® Total Return Service Class

Transamerica Series Trust

TA AB Dynamic Allocation Initial Class

TA AB Dynamic Allocation Service Class

TA Aegon High Yield Bond Initial Class

TA Aegon High Yield Bond Service Class

TA Aegon Money Market Initial Class

TA Aegon Money Market Service Class

TA Aegon U.S. Government Securities Initial Class

TA Aegon U.S. Government Securities Service Class

TA American Funds Managed Risk - Balanced Service Class

TA Asset Allocation - Conservative Initial Class

TA Asset Allocation - Conservative Service Class

TA Asset Allocation - Growth Initial Class

TA Asset Allocation - Growth Service Class

TA Asset Allocation - Moderate Initial Class

TA Asset Allocation - Moderate Service Class

TA Asset Allocation - Moderate Growth Initial Class

TA Asset Allocation - Moderate Growth Service Class

TA Barrow Hanley Dividend Focused Initial Class

TA Barrow Hanley Dividend Focused Service Class

TA BlackRock Global Allocation Service Class

TA BlackRock Global Allocation Managed Risk - Balanced Service Class

TA BlackRock Global Allocation Managed Risk - Growth Service Class

TA BlackRock Tactical Allocation Service Class

TA Clarion Global Real Estate Securities Initial Class

TA Clarion Global Real Estate Securities Service Class

TA International Moderate Growth Service Class

TA Janus Balanced Service Class

Mutual Fund

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Franchise Fund Series II Shares

Invesco V.I. Value Opportunities Fund Series II Shares

Janus Aspen Series

Janus Aspen - Enterprise Portfolio Service Shares

Janus Aspen - Global Research Portfolio Service Shares

Janus Aspen - Perkins Mid Cap Value Portfolio Service Shares

JPMorgan Insurance Trust

JPMorgan Insurance Trust Core Bond Class 1 Shares

JPMorgan Insurance Trust Mid Cap Value Class 1 Shares

JPMorgan Insurance Trust Small Cap Core Class 1 Shares

JPMorgan Insurance Trust U.S. Equity Class 1 Shares

MFS® Variable Insurance Trust

MFS® New Discovery Series Service Class

MFS® Total Return Series Service Class

Transamerica Series Trust

Transamerica AB Dynamic Allocation VP Initial Class

Transamerica AB Dynamic Allocation VP Service Class

Transamerica Aegon High Yield Bond VP Initial Class

Transamerica Aegon High Yield Bond VP Service Class

Transamerica Aegon Money Market VP Initial Class

Transamerica Aegon Money Market VP Service Class

Transamerica Aegon U.S. Government Securities VP Initial Class

Transamerica Aegon U.S. Government Securities VP Service Class

Transamerica American Funds Managed Risk - Balanced VP Service Class

Transamerica Asset Allocation - Conservative VP Initial Class

Transamerica Asset Allocation - Conservative VP Service Class

Transamerica Asset Allocation - Growth VP Initial Class

Transamerica Asset Allocation - Growth VP Service Class

Transamerica Asset Allocation - Moderate VP Initial Class

Transamerica Asset Allocation - Moderate VP Service Class

Transamerica Asset Allocation - Moderate Growth VP Initial Class

Transamerica Asset Allocation - Moderate Growth VP Service Class

Transamerica Barrow Hanley Dividend Focused VP Initial Class

Transamerica Barrow Hanley Dividend Focused VP Service Class

Transamerica BlackRock Global Allocation VP Service Class

Transamerica BlackRock Global Allocation Managed Risk - Balanced VP Service Class

Transamerica BlackRock Global Allocation Managed Risk - Growth VP Service Class

Transamerica BlackRock Tactical Allocation VP Service Class

Transamerica Clarion Global Real Estate Securities VP Initial Class

Transamerica Clarion Global Real Estate Securities VP Service Class

Transamerica International Moderate Growth VP Service Class

Transamerica Janus Balanced VP Service Class

30

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2015

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount

Transamerica Series Trust

TA Jennison Growth Initial Class

TA Jennison Growth Service Class

TA JPMorgan Core Bond Service Class

TA JPMorgan Enhanced Index Initial Class

TA JPMorgan Enhanced Index Service Class

TA JPMorgan Mid Cap Value Service Class

TA JPMorgan Tactical Allocation Service Class

TA Legg Mason Dynamic Allocation - Balanced Service Class

TA Legg Mason Dynamic Allocation - Growth Service Class

TA Managed Risk - Balanced ETF Service Class

TA Managed Risk - Conservative ETF Service Class

TA Managed Risk - Growth ETF Service Class

TA Market Participation Strategy Service Class

TA MFS International Equity Initial Class

TA MFS International Equity Service Class

TA Morgan Stanley Capital Growth Initial Class

TA Morgan Stanley Capital Growth Service Class

TA Morgan Stanley Mid-Cap Growth Initial Class

TA Morgan Stanley Mid-Cap Growth Service Class

TA Multi-Managed Balanced Initial Class

TA Multi-Managed Balanced Service Class

TA Multi-Manager Alternative Strategies Service Class

TA PIMCO Tactical - Balanced Service Class

TA PIMCO Tactical - Conservative Service Class

TA PIMCO Tactical - Growth Service Class

TA PIMCO Total Return Initial Class

TA PIMCO Total Return Service Class

TA PineBridge Inflation Opportunities Service Class

TA ProFunds UltraBear Service Class (OAM)

TA QS Investors Active Asset Allocation - Conservative Service Class

TA QS Investors Active Asset Allocation - Moderate Service Class

TA QS Investors Active Asset Allocation - Moderate Growth Service Class

TA Systematic Small/Mid Cap Value Initial Class

TA Systematic Small/Mid Cap Value Service Class

TA T. Rowe Price Small Cap Initial Class

TA T. Rowe Price Small Cap Service Class

TA Torray Concentrated Growth Initial Class

TA Torray Concentrated Growth Service Class

TA TS&W International Equity Initial Class

TA TS&W International Equity Service Class

Mutual Fund

Transamerica Series Trust

Transamerica Jennison Growth VP Initial Class

Transamerica Jennison Growth VP Service Class

Transamerica JPMorgan Core Bond VP Service Class

Transamerica JPMorgan Enhanced Index VP Initial Class

Transamerica JPMorgan Enhanced Index VP Service Class

Transamerica JPMorgan Mid Cap Value VP Service Class

Transamerica JPMorgan Tactical Allocation VP Service Class

Transamerica Legg Mason Dynamic Allocation - Balanced VP Service Class

Transamerica Legg Mason Dynamic Allocation - Growth VP Service Class

Transamerica Managed Risk - Balanced ETF VP Service Class

Transamerica Managed Risk - Conservative ETF VP Service Class

Transamerica Managed Risk - Growth ETF VP Service Class

Transamerica Market Participation Strategy VP Service Class

Transamerica MFS International Equity VP Initial Class

Transamerica MFS International Equity VP Service Class

Transamerica Morgan Stanley Capital Growth VP Initial Class

Transamerica Morgan Stanley Capital Growth VP Service Class

Transamerica Morgan Stanley Mid-Cap Growth VP Initial Class

Transamerica Morgan Stanley Mid-Cap Growth VP Service Class

Transamerica Multi-Managed Balanced VP Initial Class

Transamerica Multi-Managed Balanced VP Service Class

Transamerica Multi-Manager Alt Strategies VP Service Class

Transamerica PIMCO Tactical - Balanced VP Service Class

Transamerica PIMCO Tactical - Conservative VP Service Class

Transamerica PIMCO Tactical - Growth VP Service Class

Transamerica PIMCO Total Return VP Initial Class

Transamerica PIMCO Total Return VP Service Class

Transamerica PineBridge Inflation Opportunities VP Service Class

Transamerica ProFunds UltraBear VP Service Class (OAM)

Transamerica QS Investors Active Asset Allocation - Conservative VP Service Class

Transamerica QS Investors Active Asset Allocation - Moderate VP Service Class

Transamerica QS Investors Active Asset Allocation - Moderate Growth VP Service Class

Transamerica Systematic Small/Mid Cap Value VP Initial Class

Transamerica Systematic Small/Mid Cap Value VP Service Class

Transamerica T. Rowe Price Small Cap VP Initial Class

Transamerica T. Rowe Price Small Cap VP Service Class

Transamerica Torray Concentrated Growth VP Initial Class

Transamerica Torray Concentrated Growth VP Service Class

Transamerica TS&W International Equity VP Initial Class

Transamerica TS&W International Equity VP Service Class

31

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2015

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount

Transamerica Series Trust

TA Voya Limited Maturity Bond Service Class

TA Voya Mid Cap Opportunities Service Class

TA WMC US Growth Initial Class

TA WMC US Growth Service Class

Vanguard® Variable Insurance Fund

Vanguard® Equity Index

Vanguard® International

Vanguard® Mid-Cap Index

Vanguard® REIT Index

Vanguard® Short-Term Investment Grade

Vanguard® Total Bond Market Index

Voya Investors Trust

Voya Global Perspectives Class S Shares

Voya Large Cap Value Class S Shares

Voya Strategic Allocation Portfolios, Inc.

Voya Strategic Allocation Conservative Class S Shares

Voya Strategic Allocation Moderate Class S Shares

Wanger Advisors Trust

Wanger International

Wanger USA

Mutual Fund

Transamerica Series Trust

Transamerica Voya Limited Maturity Bond VP Service Class

Transamerica Voya Mid Cap Opportunities VP Service Class

Transamerica WMC US Growth VP Initial Class

Transamerica WMC US Growth VP Service Class

Vanguard® Variable Insurance Fund

Vanguard® Equity Index Portfolio

Vanguard® International Portfolio

Vanguard® Mid-Cap Index Portfolio

Vanguard® REIT Index Portfolio

Vanguard® Short-Term Investment Grade Portfolio

Vanguard® Total Bond Market Index Portfolio

Voya Investors Trust

Voya Global Perspectives Portfolio Class S Shares

Voya Large Cap Value Portfolio Class S Shares

Voya Strategic Allocation Portfolios, Inc.

Voya Strategic Allocation Conservative Portfolio Class S Shares

Voya Strategic Allocation Moderate Portfolio Class S Shares

Wanger Advisors Trust

Wanger International

Wanger USA

Each period reported on reflects a full twelve month period except as follows:

Subaccount

TA American Funds Managed Risk - Balanced Service Class

TA BlackRock Global Allocation Managed Risk - Balanced Service Class

TA BlackRock Global Allocation Managed Risk - Growth Service Class

Voya Global Perspectives Class S Shares

Voya Large Cap Value Class S Shares

Voya Strategic Allocation Conservative Class S Shares

Voya Strategic Allocation Moderate Class S Shares

TA Multi-Manager Alternative Strategies Service Class

Fidelity® VIP Contrafund® Initial Class

Fidelity® VIP Mid Cap Initial Class

Fidelity® VIP Value Strategies Initial Class

TA Voya Limited Maturity Bond Service Class

TA Voya Mid Cap Opportunities Service Class

Vanguard® Equity Index

Vanguard® International

Vanguard® Mid-Cap Index

Vanguard® REIT Index

Vanguard® Short-Term Investment Grade

Vanguard® Total Bond Market Index

Inception Date

May 1, 2015

May 1, 2015

May 1, 2015

May 1, 2015

May 1, 2015

May 1, 2015

May 1, 2015

November 4, 2013

May 1, 2013

May 1, 2013

May 1, 2013

May 1, 2013

May 1, 2013

May 1, 2013

May 1, 2013

May 1, 2013

May 1, 2013

May 1, 2013

May 1, 2013

32

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2015

1. Organization (continued)

Subaccount	Inception Date
Wanger International	May 1, 2013
Wanger USA	May 1, 2013
TA Market Participation Strategy Service Class	September 17, 2012
TA Legg Mason Dynamic Allocation - Balanced Service Class	May 1, 2012
TA Legg Mason Dynamic Allocation - Growth Service Class	May 1, 2012
Invesco V.I. American Franchise Series II Shares	April 27, 2012
TA JPMorgan Core Bond Service Class	May 2, 2011
TA JPMorgan Tactical Allocation Service Class	May 2, 2011
TA PineBridge Inflation Opportunities Service Class	May 2, 2011
TA QS Investors Active Asset Allocation - Conservative Service Class	May 2, 2011
TA QS Investors Active Asset Allocation - Moderate Service Class	May 2, 2011
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	May 2, 2011
The following subaccount name changes were made effective during the fiscal year ended December 31, 2015:
Subaccount	Formerly
AB Balanced Wealth Strategy Class B Shares	AllianceBernstein Balanced Wealth Strategy Class B Shares
AB Growth and Income Class B Shares	AllianceBernstein Growth and Income Class B Shares
AB Large Cap Growth Class B Shares	AllianceBernstein Large Cap Growth Class B Shares
TA AB Dynamic Allocation Initial Class	TA AllianceBernstein Dynamic Allocation Initial Class
TA AB Dynamic Allocation Service Class	TA AllianceBernstein Dynamic Allocation Service Class
TA Managed Risk - Balanced ETF Service Class	TA Vanguard ETF - Balanced Service Class
TA Managed Risk - Conservative ETF Service Class	TA Vanguard ETF - Conservative Service Class
TA Managed Risk - Growth ETF Service Class	TA Vanguard ETF - Growth Service Class
TA QS Investors Active Asset Allocation - Conservative Service Class	TA Aegon Tactical Vanguard ETF - Conservative Service Class
TA QS Investors Active Asset Allocation - Moderate Service Class	TA Aegon Tactical Vanguard ETF - Balanced Service Class
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	TA Aegon Tactical Vanguard ETF - Growth Service Class
During the current year the following subaccounts were liquidated and subsequently reinvested:
Reinvested Subaccount	Liquidated Subaccount
TA Asset Allocation - Conservative Service Class	TA Voya Conservative Allocation Service Class
TA Asset Allocation - Moderate Service Class	TA Voya Balanced Allocation Service Class
TA Asset Allocation - Moderate Growth Service Class	TA Voya Moderate Growth Allocation Service Class

33

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2015

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2015.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

34

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2015

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2015 were as follows:

Subaccount	Purchases	Sales
AB Balanced Wealth Strategy Class B Shares	$1,179,204	$473,765
AB Growth and Income Class B Shares	3,422,158	1,510,169
AB Large Cap Growth Class B Shares	46,447	49,602
American Funds - Asset Allocation Class 2 Shares	8,926,461	4,238,621
American Funds - Bond Class 2 Shares	4,261,699	1,549,821
American Funds - Growth Class 2 Shares	12,103,857	4,359,234
American Funds - Growth-Income Class 2 Shares	8,457,104	2,862,494
American Funds - International Class 2 Shares	5,951,331	9,526,015
Fidelity® VIP Balanced Service Class 2	6,649,301	3,084,088
Fidelity® VIP Contrafund® Initial Class	—	—
Fidelity® VIP Contrafund® Service Class 2	16,858,736	17,120,618
Fidelity® VIP Equity-Income Service Class 2	139,672	152,326
Fidelity® VIP Growth Service Class 2	26,314	54,371
Fidelity® VIP Growth Opportunities Service Class 2	189	88
Fidelity® VIP Mid Cap Initial Class	—	—
Fidelity® VIP Mid Cap Service Class 2	15,860,419	3,865,693
Fidelity® VIP Value Strategies Initial Class	276	148
Fidelity® VIP Value Strategies Service Class 2	3,075,412	8,024,162
Franklin Founding Funds Allocation Class 4 Shares	230,475	977,042
Franklin Income Class 2 Shares	250,626	4,852,136
Franklin Mutual Shares Class 2 Shares	90,028	52,503
Franklin Templeton Foreign Class 2 Shares	148,004	374,555
GE Investments Total Return Class 3 Shares	312,476	388,317
Invesco V.I. American Franchise Series II Shares	1,011	5,389
Invesco V.I. Value Opportunities Series II Shares	37,180	24,444
Janus Aspen - Enterprise Service Shares	33,738	29,287
Janus Aspen - Global Research Service Shares	5,541	22,967
Janus Aspen - Perkins Mid Cap Value Service Shares	233	105
JPMorgan Insurance Trust Core Bond Class 1 Shares	47,764	88,527
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	12,649	1,901
JPMorgan Insurance Trust Small Cap Core Class 1 Shares	755	242
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	3,819	1,730
MFS® New Discovery Service Class	96,933	407,249
MFS® Total Return Service Class	123,124	118,137
TA AB Dynamic Allocation Initial Class	1,405	2,070
TA AB Dynamic Allocation Service Class	4,308,899	2,949,220

35

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2015

3. Investments (continued)

Subaccount	Purchases	Sales
TA Aegon High Yield Bond Initial Class	$18,585	$40,651
TA Aegon High Yield Bond Service Class	1,678,832	1,060,420
TA Aegon Money Market Initial Class	129,421	158,413
TA Aegon Money Market Service Class	63,671,147	79,176,075
TA Aegon U.S. Government Securities Initial Class	9,615	65,512
TA Aegon U.S. Government Securities Service Class	77,392,767	37,955,345
TA American Funds Managed Risk - Balanced Service Class	9,546,682	179,401
TA Asset Allocation - Conservative Initial Class	3,680	43,036
TA Asset Allocation - Conservative Service Class	17,733,850	9,537,174
TA Asset Allocation - Growth Initial Class	2,465	3,232
TA Asset Allocation - Growth Service Class	1,777,264	1,525,397
TA Asset Allocation - Moderate Initial Class	47,781	66,704
TA Asset Allocation - Moderate Service Class	43,546,047	30,848,554
TA Asset Allocation - Moderate Growth Initial Class	10,584	69,328
TA Asset Allocation - Moderate Growth Service Class	32,809,692	20,769,779
TA Barrow Hanley Dividend Focused Initial Class	89,630	470,133
TA Barrow Hanley Dividend Focused Service Class	8,120,948	1,161,230
TA BlackRock Global Allocation Service Class	14,486,154	8,079,672
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	3,551,021	140,084
TA BlackRock Global Allocation Managed Risk - Growth Service Class	4,833,124	73,358
TA BlackRock Tactical Allocation Service Class	22,246,734	8,792,869
TA Clarion Global Real Estate Securities Initial Class	5,627	20,001
TA Clarion Global Real Estate Securities Service Class	1,962,228	1,245,947
TA International Moderate Growth Service Class	15,075,535	5,462,153
TA Janus Balanced Service Class	20,757,656	3,906,705
TA Jennison Growth Initial Class	230,747	366,341
TA Jennison Growth Service Class	7,637,771	2,070,959
TA JPMorgan Core Bond Service Class	7,395,810	2,160,117
TA JPMorgan Enhanced Index Initial Class	119,095	88,009
TA JPMorgan Enhanced Index Service Class	597,532	545,881
TA JPMorgan Mid Cap Value Service Class	6,501,143	3,811,511
TA JPMorgan Tactical Allocation Service Class	24,916,609	4,478,422
TA Legg Mason Dynamic Allocation - Balanced Service Class	44,770,962	5,847,642
TA Legg Mason Dynamic Allocation - Growth Service Class	32,470,681	4,839,799
TA Managed Risk - Balanced ETF Service Class	148,253,896	28,226,603
TA Managed Risk - Conservative ETF Service Class	27,711,028	13,969,268

36

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2015

3. Investments (continued)

Subaccount	Purchases	Sales
TA Managed Risk - Growth ETF Service Class	$111,111,521	$51,133,970
TA Market Participation Strategy Service Class	8,535,880	2,969,901
TA MFS International Equity Initial Class	10,969	4,390
TA MFS International Equity Service Class	10,047,434	985,572
TA Morgan Stanley Capital Growth Initial Class	36,145	27,250
TA Morgan Stanley Capital Growth Service Class	1,449,663	698,095
TA Morgan Stanley Mid-Cap Growth Initial Class	14,963	13,548
TA Morgan Stanley Mid-Cap Growth Service Class	1,714,763	1,187,438
TA Multi-Managed Balanced Initial Class	3,137	706
TA Multi-Managed Balanced Service Class	5,553,793	1,395,036
TA Multi-Manager Alternative Strategies Service Class	116,154	2,503
TA PIMCO Tactical - Balanced Service Class	6,663,127	2,387,861
TA PIMCO Tactical - Conservative Service Class	10,218,399	2,855,038
TA PIMCO Tactical - Growth Service Class	16,528,781	2,544,502
TA PIMCO Total Return Initial Class	29,526	114,837
TA PIMCO Total Return Service Class	18,699,829	11,755,018
TA PineBridge Inflation Opportunities Service Class	2,662,060	2,656,863
TA ProFunds UltraBear Service Class (OAM)	1,322,089	419,109
TA QS Investors Active Asset Allocation - Conservative Service Class	7,342,993	3,480,274
TA QS Investors Active Asset Allocation - Moderate Service Class	19,158,904	9,851,008
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	19,949,460	8,105,281
TA Systematic Small/Mid Cap Value Initial Class	597,439	361,376
TA Systematic Small/Mid Cap Value Service Class	3,097,298	1,205,627
TA T. Rowe Price Small Cap Initial Class	160,459	188,513
TA T. Rowe Price Small Cap Service Class	7,987,510	3,787,011
TA Torray Concentrated Growth Initial Class	341,265	93,433
TA Torray Concentrated Growth Service Class	3,389,385	8,714,698
TA TS&W International Equity Initial Class	40,835	140,390
TA TS&W International Equity Service Class	1,347,490	475,405
TA Voya Limited Maturity Bond Service Class	1,091	1,772
TA Voya Mid Cap Opportunities Service Class	—	—
TA WMC US Growth Initial Class	1,006,132	484,697
TA WMC US Growth Service Class	13,697,223	891,082
Vanguard® Equity Index	740,839	5,288
Vanguard® International	457,095	3,284
Vanguard® Mid-Cap Index	—	—

37

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2015

3. Investments (continued)

Subaccount	Purchases	Sales
Vanguard® REIT Index	$—	$—
Vanguard® Short-Term Investment Grade	—	—
Vanguard® Total Bond Market Index	362,849	2,524
Voya Global Perspectives Class S Shares	100	100
Voya Large Cap Value Class S Shares	100	100
Voya Strategic Allocation Conservative Class S Shares	100	100
Voya Strategic Allocation Moderate Class S Shares	100	100
Wanger International	—	—
Wanger USA	—	—

38

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2015			Year Ended December 31, 2014
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
AB Balanced Wealth Strategy Class B Shares	207,730	(171,068)	36,662	424,121	(357,791)	66,330
AB Growth and Income Class B Shares	574,482	(420,925)	153,557	753,907	(275,044)	478,863
AB Large Cap Growth Class B Shares	2,163	(23,591)	(21,428)	—	(76,663)	(76,663)
American Funds - Asset Allocation Class 2 Shares	1,027,608	(1,479,337)	(451,729)	4,296,931	(2,469,541)	1,827,390
American Funds - Bond Class 2 Shares	833,522	(817,354)	16,168	1,215,398	(656,323)	559,075
American Funds - Growth Class 2 Shares	769,205	(730,512)	38,693	2,458,083	(293,304)	2,164,779
American Funds - Growth-Income Class 2 Shares	825,076	(415,933)	409,143	2,311,137	(648,798)	1,662,339
American Funds - International Class 2 Shares	1,478,153	(6,577,414)	(5,099,261)	1,664,709	(498,650)	1,166,059
Fidelity® VIP Balanced Service Class 2	1,792,739	(1,514,762)	277,977	2,221,401	(1,495,663)	725,738
Fidelity® VIP Contrafund® Initial Class	—	—	—	—	—	—
Fidelity® VIP Contrafund® Service Class 2	2,119,663	(4,976,354)	(2,856,691)	2,390,896	(493,654)	1,897,242
Fidelity® VIP Equity-Income Service Class 2	8,165	(74,857)	(66,692)	—	(67,217)	(67,217)
Fidelity® VIP Growth Service Class 2	—	(23,340)	(23,340)	—	(31,937)	(31,937)
Fidelity® VIP Growth Opportunities Service Class 2	—	(46)	(46)	—	(46)	(46)
Fidelity® VIP Mid Cap Initial Class	—	—	—	—	—	—
Fidelity® VIP Mid Cap Service Class 2	2,594,120	(616,900)	1,977,220	1,496,946	(355,848)	1,141,098
Fidelity® VIP Value Strategies Initial Class	—	(1)	(1)	—	—	—
Fidelity® VIP Value Strategies Service Class 2	499,391	(2,653,378)	(2,153,987)	1,760,028	(311,879)	1,448,149
Franklin Founding Funds Allocation Class 4 Shares	58,157	(489,552)	(431,395)	69,362	(522,331)	(452,969)
Franklin Income Class 2 Shares	50,305	(3,705,638)	(3,655,333)	18	(1,435,925)	(1,435,907)
Franklin Mutual Shares Class 2 Shares	4,360	(32,043)	(27,683)	11,541	(83,084)	(71,543)
Franklin Templeton Foreign Class 2 Shares	18,128	(329,105)	(310,977)	10,033	(413,459)	(403,426)
GE Investments Total Return Class 3 Shares	68,036	(250,901)	(182,865)	82,898	(123,781)	(40,883)
Invesco V.I. American Franchise Series II Shares	—	(1,831)	(1,831)	—	(1,886)	(1,886)
Invesco V.I. Value Opportunities Series II Shares	—	(13,426)	(13,426)	—	(14,696)	(14,696)
Janus Aspen - Enterprise Service Shares	—	(15,323)	(15,323)	—	(11,143)	(11,143)
Janus Aspen - Global Research Service Shares	2,242	(11,104)	(8,862)	—	(77,395)	(77,395)

39

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2015			Year Ended December 31, 2014
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Janus Aspen - Perkins Mid Cap Value Service Shares	—	(36)	(36)	—	(36)	(36)
JPMorgan Insurance Trust Core Bond Class 1 Shares	18,828	(63,518)	(44,690)	8,508	(60,467)	(51,959)
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	—	—	—	—	(3)	(3)
JPMorgan Insurance Trust Small Cap Core Class 1 Shares	—	(50)	(50)	—	(51)	(51)
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	—	(328)	(328)	—	(300)	(300)
MFS® New Discovery Service Class	11,532	(156,779)	(145,247)	—	(1,840,900)	(1,840,900)
MFS® Total Return Service Class	5,232	(53,424)	(48,192)	116	(68,430)	(68,314)
TA AB Dynamic Allocation Initial Class	346	(710)	(364)	258	(590)	(332)
TA AB Dynamic Allocation Service Class	736,792	(1,708,074)	(971,282)	832,759	(1,174,990)	(342,231)
TA Aegon High Yield Bond Initial Class	4,930	(18,805)	(13,875)	8,644	(3,115)	5,529
TA Aegon High Yield Bond Service Class	290,466	(386,324)	(95,858)	282,892	(212,294)	70,598
TA Aegon Money Market Initial Class	95,523	(115,281)	(19,758)	56,333	(198,208)	(141,875)
TA Aegon Money Market Service Class	16,010,379	(18,807,174)	(2,796,795)	21,925,705	(28,268,530)	(6,342,825)
TA Aegon U.S. Government Securities Initial Class	—	(30,065)	(30,065)	—	(16,585)	(16,585)
TA Aegon U.S. Government Securities Service Class	10,934,877	(5,238,904)	5,695,973	10,029,796	(10,304,005)	(274,209)
TA American Funds Managed Risk - Balanced Service Class	994,103	(16,481)	977,622	—	—	—
TA Asset Allocation - Conservative Initial Class	—	(26,040)	(26,040)	—	—	—
TA Asset Allocation - Conservative Service Class	2,471,491	(4,867,456)	(2,395,965)	3,119,229	(4,754,469)	(1,635,240)
TA Asset Allocation - Growth Initial Class	—	(652)	(652)	—	(649)	(649)
TA Asset Allocation - Growth Service Class	188,591	(655,165)	(466,574)	438,317	(801,711)	(363,394)
TA Asset Allocation - Moderate Initial Class	—	(31,562)	(31,562)	—	(106,894)	(106,894)
TA Asset Allocation - Moderate Service Class	5,472,952	(13,304,502)	(7,831,550)	14,084,556	(9,865,690)	4,218,866
TA Asset Allocation - Moderate Growth Initial Class	—	(37,059)	(37,059)	36,797	(3,780)	33,017
TA Asset Allocation - Moderate Growth Service Class	4,121,881	(8,751,769)	(4,629,888)	5,257,068	(7,028,391)	(1,771,323)
TA Barrow Hanley Dividend Focused Initial Class	11,219	(189,101)	(177,882)	49,496	(252,386)	(202,890)
TA Barrow Hanley Dividend Focused Service Class	2,631,064	(277,546)	2,353,518	431,608	(246,255)	185,353
TA BlackRock Global Allocation Service Class	1,582,885	(3,465,502)	(1,882,617)	1,671,787	(3,753,317)	(2,081,530)

40

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2015			Year Ended December 31, 2014
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	361,999	(13,366)	348,633	—	—	—
TA BlackRock Global Allocation Managed Risk - Growth Service Class	497,588	(6,012)	491,576	—	—	—
TA BlackRock Tactical Allocation Service Class	2,267,011	(3,509,868)	(1,242,857)	4,669,054	(2,969,211)	1,699,843
TA Clarion Global Real Estate Securities Initial Class	1,651	(7,337)	(5,686)	—	(7,394)	(7,394)
TA Clarion Global Real Estate Securities Service Class	272,076	(466,535)	(194,459)	488,653	(256,418)	232,235
TA International Moderate Growth Service Class	3,559,758	(3,514,035)	45,723	2,368,055	(2,042,384)	325,671
TA Janus Balanced Service Class	3,868,013	(1,555,840)	2,312,173	3,816,439	(1,028,291)	2,788,148
TA Jennison Growth Initial Class	43,501	(202,895)	(159,394)	115,801	(234,832)	(119,031)
TA Jennison Growth Service Class	1,723,825	(592,279)	1,131,546	547,687	(208,857)	338,830
TA JPMorgan Core Bond Service Class	1,992,568	(998,287)	994,281	4,016,161	(929,773)	3,086,388
TA JPMorgan Enhanced Index Initial Class	4,968	(30,067)	(25,099)	59,507	(42,331)	17,176
TA JPMorgan Enhanced Index Service Class	63,113	(132,320)	(69,207)	241,812	(17,237)	224,575
TA JPMorgan Mid Cap Value Service Class	880,698	(871,596)	9,102	1,936,859	(628,252)	1,308,607
TA JPMorgan Tactical Allocation Service Class	3,805,037	(1,741,837)	2,063,200	2,780,312	(2,053,451)	726,861
TA Legg Mason Dynamic Allocation - Balanced Service Class	8,462,929	(1,328,997)	7,133,932	4,451,631	(1,489,092)	2,962,539
TA Legg Mason Dynamic Allocation - Growth Service Class	4,590,502	(996,819)	3,593,683	3,655,017	(490,980)	3,164,037
TA Managed Risk - Balanced ETF Service Class	15,645,587	(12,411,003)	3,234,584	18,809,025	(11,810,971)	6,998,054
TA Managed Risk - Conservative ETF Service Class	3,615,391	(5,947,354)	(2,331,963)	8,170,027	(3,280,130)	4,889,897
TA Managed Risk - Growth ETF Service Class	10,225,626	(19,201,094)	(8,975,468)	31,719,217	(14,980,961)	16,738,256
TA Market Participation Strategy Service Class	2,132,007	(568,393)	1,563,614	2,127,631	(499,204)	1,628,427
TA MFS International Equity Initial Class	6,995	(2,498)	4,497	—	(10)	(10)
TA MFS International Equity Service Class	4,053,206	(232,159)	3,821,047	443,212	(199,009)	244,203
TA Morgan Stanley Capital Growth Initial Class	12,814	(11,344)	1,470	12,850	(24)	12,826
TA Morgan Stanley Capital Growth Service Class	228,979	(185,771)	43,208	119,780	(132,402)	(12,622)
TA Morgan Stanley Mid-Cap Growth Initial Class	5,372	(9,418)	(4,046)	—	(8,556)	(8,556)
TA Morgan Stanley Mid-Cap Growth Service Class	211,193	(332,902)	(121,709)	386,111	(408,327)	(22,216)
TA Multi-Managed Balanced Initial Class	—	—	—	—	—	—

41

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2015			Year Ended December 31, 2014
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA Multi-Managed Balanced Service Class	701,245	(500,735)	200,510	871,890	(393,877)	478,013
TA Multi-Manager Alternative Strategies Service Class	11,271	(179)	11,092	4,400	(2,112)	2,288
TA PIMCO Tactical - Balanced Service Class	1,217,926	(813,932)	403,994	2,299,977	(663,587)	1,636,390
TA PIMCO Tactical - Conservative Service Class	1,435,839	(610,891)	824,948	2,189,301	(275,114)	1,914,187
TA PIMCO Tactical - Growth Service Class	2,263,491	(735,934)	1,527,557	1,529,837	(447,257)	1,082,580
TA PIMCO Total Return Initial Class	8,036	(68,275)	(60,239)	3,813	(30,749)	(26,936)
TA PIMCO Total Return Service Class	3,113,907	(5,515,775)	(2,401,868)	3,713,975	(10,691,545)	(6,977,570)
TA PineBridge Inflation Opportunities Service Class	724,978	(1,742,945)	(1,017,967)	965,996	(2,967,337)	(2,001,341)
TA ProFunds UltraBear Service Class (OAM)	14,311,365	(4,796,934)	9,514,431	2,977,692	(2,092,997)	884,695
TA QS Investors Active Asset Allocation - Conservative Service Class	963,073	(2,044,012)	(1,080,939)	1,344,902	(1,554,645)	(209,743)
TA QS Investors Active Asset Allocation - Moderate Service Class	2,179,317	(3,380,845)	(1,201,528)	5,273,279	(2,398,590)	2,874,689
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	2,188,996	(2,925,237)	(736,241)	3,837,995	(1,498,043)	2,339,952
TA Systematic Small/Mid Cap Value Initial Class	14,331	(34,425)	(20,094)	4,435	(44,645)	(40,210)
TA Systematic Small/Mid Cap Value Service Class	538,823	(383,157)	155,666	1,443,420	(300,982)	1,142,438
TA T. Rowe Price Small Cap Initial Class	17,109	(91,842)	(74,733)	1,769	(29,218)	(27,449)
TA T. Rowe Price Small Cap Service Class	793,477	(678,016)	115,461	1,314,687	(480,412)	834,275
TA Torray Concentrated Growth Initial Class	—	(12,115)	(12,115)	4,672	(32,406)	(27,734)
TA Torray Concentrated Growth Service Class	402,833	(3,366,142)	(2,963,309)	462,317	(196,158)	266,159
TA TS&W International Equity Initial Class	7,160	(58,783)	(51,623)	50	(60,780)	(60,730)
TA TS&W International Equity Service Class	166,704	(105,070)	61,634	153,500	(115,083)	38,417
TA Voya Limited Maturity Bond Service Class	78	(120)	(42)	141	(2)	139
TA Voya Mid Cap Opportunities Service Class	—	—	—	—	—	—
TA WMC US Growth Initial Class	37,565	(324,052)	(286,487)	6,260	(403,144)	(396,884)
TA WMC US Growth Service Class	4,341,572	(208,473)	4,133,099	262,775	(199,839)	62,936
Vanguard® Equity Index	54,305	—	54,305	—	—	—
Vanguard® International	40,206	—	40,206	—	—	—

42

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2015			Year Ended December 31, 2014
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Vanguard® Mid-Cap Index	—	—	—	—	—	—
Vanguard® REIT Index	—	—	—	—	—	—
Vanguard® Short-Term Investment Grade	—	—	—	—	—	—
Vanguard® Total Bond Market Index	34,255	—	34,255	—	—	—
Voya Global Perspectives Class S Shares	—	—	—	—	—	—
Voya Large Cap Value Class S Shares	—	—	—	—	—	—
Voya Strategic Allocation Conservative Class S Shares	—	—	—	—	—	—
Voya Strategic Allocation Moderate Class S Shares	—	—	—	—	—	—
Wanger International	—	—	—	—	—	—
Wanger USA	—	—	—	—	—	—

43

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2015

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

		At December 31					For the Year Ended December 31
			Unit Fair Value					Expense			Total Return***
			Corresponding to				Investment	Ratio**			Corresponding to
			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
AB Balanced Wealth Strategy Class B Shares
	12/31/2015	2,341,162	$11.58	to	$11.11	$4,557,024	2.04%	0.65%	to	2.20%	0.64%	to	(0.91)%
	12/31/2014	2,304,500	11.51	to	11.21	4,312,479	2.49	0.65	to	2.20	6.42	to	4.78
	12/31/2013	2,238,170	1.66	to	1.60	3,726,476	2.29	1.35	to	2.15	14.72	to	13.83
	12/31/2012	2,041,079	1.03	to	1.40	2,914,759	1.93	0.65	to	2.15	11.86	to	10.98
	12/31/2011	1,832,858	1.30	to	1.26	2,349,882	2.06	1.35	to	2.15	(4.34)	to	(5.09)
AB Growth and Income Class B Shares
	12/31/2015	5,217,993	13.11	to	12.74	14,390,342	1.24	0.90	to	2.00	0.52	to	(0.58)
	12/31/2014	5,064,436	13.04	to	12.81	12,486,991	1.19	0.90	to	2.00	8.31	to	7.13
	12/31/2013	4,585,573	1.48	to	1.69	8,677,657	1.03	1.15	to	1.95	33.06	to	32.02
	12/31/2012	3,598,175	1.11	to	1.28	4,938,122	1.85	1.15	to	1.95	15.90	to	14.99
	12/31/2011	849,814	0.96	to	1.11	923,992	1.08	1.15	to	1.95	4.87	to	4.05
AB Large Cap Growth Class B Shares
	12/31/2015	229,886	2.00	to	1.99	468,281	—	1.15	to	1.95	9.59	to	8.74
	12/31/2014	251,314	1.82	to	1.83	465,125	—	1.15	to	1.95	12.54	to	11.66
	12/31/2013	327,977	1.62	to	1.64	527,598	—	1.15	to	1.95	35.44	to	34.38
	12/31/2012	398,027	1.20	to	1.22	474,803	0.03	1.15	to	1.95	15.37	to	14.46
	12/31/2011	460,120	1.04	to	1.06	477,122	0.09	1.15	to	1.95	(4.85)	to	(5.59)
American Funds - Asset Allocation Class 2 Shares
	12/31/2015	15,909,527	11.86	to	11.38	32,340,462	1.68	0.75	to	2.30	0.64	to	(0.91)
	12/31/2014	16,361,256	11.78	to	11.48	30,134,635	1.61	0.75	to	2.30	4.61	to	3.00
	12/31/2013	14,533,866	1.56	to	1.51	23,115,662	1.55	1.45	to	2.25	21.92	to	20.97
	12/31/2012	11,140,953	1.08	to	1.25	14,119,666	2.12	0.75	to	2.25	14.52	to	13.62
	12/31/2011	8,787,782	1.12	to	1.10	9,751,221	2.40	1.45	to	2.25	(0.15)	to	(0.93)
American Funds - Bond Class 2 Shares
	12/31/2015	5,462,357	10.03	to	9.62	12,577,030	1.79	0.75	to	2.30	(0.47)	to	(2.01)
	12/31/2014	5,446,189	10.07	to	9.82	10,292,485	2.38	0.75	to	2.30	4.49	to	2.88
	12/31/2013	4,887,114	1.09	to	1.06	6,408,763	2.06	1.45	to	2.25	(3.56)	to	(4.31)
	12/31/2012	3,780,187	1.08	to	1.11	4,240,313	2.90	0.75	to	2.25	3.86	to	3.04
	12/31/2011	2,203,868	1.09	to	1.07	2,387,530	4.18	1.45	to	2.25	4.59	to	3.78
American Funds - Growth Class 2 Shares
	12/31/2015	5,846,107	13.59	to	13.04	25,212,890	0.64	0.75	to	2.30	6.06	to	4.43
	12/31/2014	5,807,414	12.81	to	12.49	20,881,031	1.26	0.75	to	2.30	7.70	to	6.04
	12/31/2013	3,642,635	1.65	to	1.60	7,965,095	1.03	1.45	to	2.25	28.24	to	27.24
	12/31/2012	2,131,151	1.02	to	1.26	2,708,329	0.82	0.75	to	2.25	16.20	to	15.28
	12/31/2011	1,947,981	1.11	to	1.09	2,137,991	0.73	1.45	to	2.25	(5.64)	to	(6.38)
American Funds - Growth-Income Class 2 Shares
	12/31/2015	6,078,747	13.27	to	12.73	19,534,129	1.37	0.75	to	2.30	0.70	to	(0.85)
	12/31/2014	5,669,604	13.18	to	12.84	16,812,248	1.51	0.75	to	2.30	9.81	to	8.12
	12/31/2013	4,007,265	1.63	to	1.58	8,516,932	1.73	1.45	to	2.25	31.59	to	30.56
	12/31/2012	1,453,518	1.06	to	1.21	1,779,957	2.21	0.75	to	2.25	15.80	to	14.88
	12/31/2011	607,079	1.07	to	1.05	646,432	1.94	1.45	to	2.25	(3.23)	to	(3.99)
American Funds - International Class 2 Shares
	12/31/2015	4,190,015	10.37	to	9.95	10,292,784	1.11	0.75	to	2.30	(5.24)	to	(6.70)
	12/31/2014	9,289,276	10.94	to	10.66	15,825,063	1.58	0.75	to	2.30	(3.38)	to	(4.87)
	12/31/2013	8,123,217	1.23	to	1.19	11,020,474	1.54	1.45	to	2.25	19.90	to	18.96
	12/31/2012	3,947,848	0.91	to	1.00	3,992,382	1.87	0.75	to	2.25	16.21	to	15.30
	12/31/2011	1,832,881	0.88	to	0.86	1,602,932	3.35	1.45	to	2.25	(15.19)	to	(15.86)

44

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2015

5. Financial Highlights (continued)

			At December 31					For the Year Ended December 31
				Unit Fair Value					Expense			Total Return***
				Corresponding to				Investment	Ratio**			Corresponding to
				Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount			Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
Fidelity® VIP Balanced Service Class 2
	12/31/2015		10,652,231	$12.22	to	$11.73	$20,942,222	1.38%	0.45%	to	2.00%	(0.09)%	to	(1.63)%
	12/31/2014		10,374,254	12.23	to	11.92	18,248,581	1.52	0.45	to	2.00	9.52	to	7.84
	12/31/2013		9,648,516	1.35	to	1.29	13,499,758	1.37	1.15	to	1.95	17.93	to	17.00
	12/31/2012		9,447,576	1.18	to	1.10	10,651,429	1.62	0.45	to	1.95	13.51	to	12.61
	12/31/2011		8,653,714	1.01	to	0.98	8,629,489	1.76	1.15	to	1.95	(4.92)	to	(5.66)
Fidelity® VIP Contrafund® Initial Class
	12/31/2015		—	13.38	to	13.25	—	—	0.65	to	1.00	0.02	to	(0.33)
	12/31/2014		—	13.37	to	13.30	—	—	0.65	to	1.00	11.22	to	10.83
	12/31/2013	(1)	—	12.03	to	12.00	—	—	0.45	to	0.80	—	to	—
Fidelity® VIP Contrafund® Service Class 2
	12/31/2015		7,251,023	13.20	to	12.82	30,642,355	0.64	0.90	to	2.00	(0.48)	to	(1.57)
	12/31/2014		10,107,714	13.26	to	13.02	34,518,197	1.00	0.90	to	2.00	10.65	to	9.44
	12/31/2013		8,210,472	1.57	to	2.01	19,087,033	0.93	1.15	to	1.95	29.46	to	28.45
	12/31/2012		4,107,844	1.22	to	1.57	6,453,894	1.30	1.15	to	1.95	14.81	to	13.91
	12/31/2011		3,006,926	1.06	to	1.38	4,034,494	0.91	1.15	to	1.95	(3.89)	to	(4.64)
Fidelity® VIP Equity-Income Service Class 2
	12/31/2015		522,920	1.37	to	1.62	881,845	2.83	1.15	to	1.95	(5.33)	to	(6.07)
	12/31/2014		589,612	1.44	to	1.73	1,054,722	2.49	1.15	to	1.95	7.25	to	6.40
	12/31/2013		656,829	1.35	to	1.62	1,096,377	2.19	1.15	to	1.95	26.37	to	25.38
	12/31/2012		807,587	1.06	to	1.30	1,063,363	2.85	1.15	to	1.95	15.72	to	14.81
	12/31/2011		924,559	0.92	to	1.13	1,060,079	2.98	1.15	to	1.95	(0.49)	to	(1.27)
Fidelity® VIP Growth Service Class 2
	12/31/2015		427,939	1.91	to	1.83	832,825	0.03	1.15	to	1.95	5.69	to	4.86
	12/31/2014		451,279	1.81	to	1.75	830,866	—	1.15	to	1.95	9.75	to	8.89
	12/31/2013		483,216	1.65	to	1.61	810,427	0.04	1.15	to	1.95	34.45	to	33.40
	12/31/2012		535,630	1.23	to	1.20	677,785	0.34	1.15	to	1.95	13.10	to	12.20
	12/31/2011		679,354	1.08	to	1.07	769,250	0.14	1.15	to	1.95	(1.17)	to	(1.94)
Fidelity® VIP Growth Opportunities Service Class 2
	12/31/2015		1,328	1.85	to	1.38	1,880	0.00	1.25	to	1.55	4.04	to	3.74
	12/31/2014		1,374	1.78	to	1.33	1,872	0.01	1.25	to	1.55	10.57	to	10.24
	12/31/2013		1,420	1.61	to	1.21	1,753	0.06	1.25	to	1.55	35.84	to	35.44
	12/31/2012		1,465	1.18	to	0.89	1,333	0.16	1.25	to	1.55	17.84	to	17.49
	12/31/2011		1,513	1.00	to	0.76	1,170	—	1.25	to	1.55	0.71	to	0.42
Fidelity® VIP Mid Cap Initial Class
	12/31/2015		—	12.88	to	12.76	—	—	0.65	to	1.00	(2.03)	to	(2.37)
	12/31/2014		—	13.15	to	13.07	—	—	0.65	to	1.00	5.60	to	5.23
	12/31/2013	(1)	—	12.45	to	12.42	—	—	0.45	to	0.80	—	to	—
Fidelity® VIP Mid Cap Service Class 2
	12/31/2015		5,521,714	12.71	to	12.34	24,624,604	0.27	0.90	to	2.00	(2.51)	to	(3.58)
	12/31/2014		3,544,494	13.03	to	12.80	16,020,401	0.03	0.90	to	2.00	5.08	to	3.93
	12/31/2013		2,403,396	1.71	to	2.53	6,821,182	0.31	1.15	to	1.95	34.33	to	33.27
	12/31/2012		2,903,033	1.27	to	1.90	6,046,828	0.55	1.15	to	1.95	13.25	to	12.36
	12/31/2011		1,387,879	1.12	to	1.69	2,437,002	0.03	1.15	to	1.95	(11.86)	to	(12.56)
Fidelity® VIP Value Strategies Initial Class
	12/31/2015		1,731	12.09	to	11.98	20,931	1.17	0.65	to	1.00	(3.62)	to	(3.95)
	12/31/2014		1,732	12.54	to	12.47	21,720	1.06	0.65	to	1.00	6.10	to	5.73
	12/31/2013	(1)	1,732	11.82	to	11.79	20,474	2.62	0.45	to	0.80	—	to	—
Fidelity® VIP Value Strategies Service Class 2
	12/31/2015		2,209,354	11.93	to	11.59	9,569,134	0.90	0.90	to	2.00	(4.06)	to	(5.11)
	12/31/2014		4,363,341	12.43	to	12.21	15,028,804	1.33	0.90	to	2.00	5.56	to	4.40
	12/31/2013		2,915,192	1.60	to	1.73	6,891,567	0.73	1.15	to	1.95	28.70	to	27.69
	12/31/2012		1,121,443	1.24	to	1.36	1,912,777	0.44	1.15	to	1.95	25.61	to	24.62
	12/31/2011		830,684	0.99	to	1.09	1,092,846	0.97	1.15	to	1.95	(10.07)	to	(10.78)

45

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2015

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31
			Unit Fair Value					Expense			Total Return***
			Corresponding to				Investment	Ratio**			Corresponding to
			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
Franklin Founding Funds Allocation Class 4 Shares
12/31/2015		2,139,547	$1.75	to	$1.66	$3,663,185	2.77%	1.30%	to	2.10%	(7.44)%	to	(8.17)%
12/31/2014		2,570,942	1.89	to	1.80	4,770,440	2.69	1.30	to	2.10	1.43	to	0.64
12/31/2013		3,023,911	1.87	to	1.79	5,542,251	10.52	1.30	to	2.10	22.09	to	21.14
12/31/2012		3,389,714	1.03	to	1.48	5,106,586	2.60	0.60	to	2.10	13.69	to	12.79
12/31/2011		3,148,006	1.34	to	1.31	4,188,097	0.02	1.30	to	2.10	(2.93)	to	(3.69)
Franklin Income Class 2 Shares
12/31/2015		2,995,232	1.22	to	1.14	3,637,520	4.37	1.15	to	1.95	(8.11)	to	(8.83)
12/31/2014		6,650,565	1.33	to	1.25	8,687,407	4.96	1.15	to	1.95	3.43	to	2.61
12/31/2013		8,086,472	1.28	to	1.22	10,231,022	6.44	1.15	to	1.95	12.65	to	11.76
12/31/2012		9,333,469	1.14	to	1.09	10,518,336	6.22	1.15	to	1.95	11.37	to	10.49
12/31/2011		4,128,140	1.02	to	0.98	4,237,498	5.40	1.15	to	1.95	1.22	to	0.43
Franklin Mutual Shares Class 2 Shares
12/31/2015		686,274	1.15	to	1.07	795,342	3.09	1.15	to	1.95	(6.02)	to	(6.76)
12/31/2014		713,957	1.22	to	1.15	882,965	1.97	1.15	to	1.95	5.90	to	5.07
12/31/2013		785,500	1.15	to	1.09	918,292	2.05	1.15	to	1.95	26.80	to	25.81
12/31/2012		856,367	0.91	to	0.87	790,683	2.00	1.15	to	1.95	12.94	to	12.05
12/31/2011		1,169,752	0.80	to	0.78	969,357	2.59	1.15	to	1.95	(2.16)	to	(2.93)
Franklin Templeton Foreign Class 2 Shares
12/31/2015		1,871,388	0.93	to	0.87	1,727,313	3.20	1.15	to	1.95	(7.56)	to	(8.28)
12/31/2014		2,182,365	1.01	to	0.95	2,186,589	1.91	1.15	to	1.95	(12.14)	to	(12.83)
12/31/2013		2,585,791	1.15	to	1.09	2,954,460	2.47	1.15	to	1.95	21.57	to	20.62
12/31/2012		3,037,562	0.95	to	0.91	2,859,834	2.77	1.15	to	1.95	16.88	to	15.96
12/31/2011		2,049,097	0.81	to	0.78	1,659,813	1.84	1.15	to	1.95	(11.65)	to	(12.34)
GE Investments Total Return Class 3 Shares
12/31/2015		1,266,778	11.00	to	10.55	1,849,112	1.47	0.65	to	2.20	(1.98)	to	(3.49)
12/31/2014		1,449,643	11.22	to	10.94	2,041,207	1.51	0.65	to	2.20	4.39	to	2.79
12/31/2013		1,490,526	1.30	to	1.26	1,940,897	1.28	1.35	to	2.15	13.11	to	12.23
12/31/2012		1,479,898	1.02	to	1.12	1,683,942	1.64	0.65	to	2.15	10.75	to	9.88
12/31/2011		1,016,829	1.04	to	1.02	1,046,926	2.28	1.35	to	2.15	(4.39)	to	(5.13)
Invesco V.I. American Franchise Series II Shares
12/31/2015		126,470	1.48	to	1.44	184,547	—	1.15	to	1.95	3.56	to	2.75
12/31/2014		128,301	1.43	to	1.40	181,411	—	1.15	to	1.95	6.94	to	6.10
12/31/2013		130,187	1.33	to	1.32	172,729	0.25	1.15	to	1.95	38.21	to	37.12
12/31/2012	(1)	131,302	0.97	to	0.96	126,490	—	1.15	to	1.95	—	to	—
Invesco V.I. Value Opportunities Series II Shares
12/31/2015		284,360	1.12	to	1.24	341,515	2.29	1.15	to	1.95	(11.67)	to	(12.36)
12/31/2014		297,786	1.27	to	1.41	407,212	1.15	1.15	to	1.95	5.18	to	4.35
12/31/2013		312,482	1.20	to	1.35	406,761	1.21	1.15	to	1.95	31.76	to	30.72
12/31/2012		317,094	0.91	to	1.03	314,505	1.10	1.15	to	1.95	16.31	to	15.39
12/31/2011		601,647	0.79	to	0.90	522,013	0.79	1.15	to	1.95	(4.49)	to	(5.24)
Janus Aspen - Enterprise Service Shares
12/31/2015		101,617	2.24	to	2.73	275,800	0.76	1.15	to	1.95	2.59	to	1.78
12/31/2014		116,940	2.18	to	2.68	294,150	0.03	1.15	to	1.95	10.97	to	10.10
12/31/2013		128,083	1.96	to	2.43	288,077	0.36	1.15	to	1.95	30.54	to	29.51
12/31/2012		132,473	1.50	to	1.88	229,592	—	1.15	to	1.95	15.65	to	14.74
12/31/2011		215,568	1.30	to	1.64	317,350	—	1.15	to	1.95	(2.77)	to	(3.53)
Janus Aspen - Global Research Service Shares
12/31/2015		299,642	1.42	to	1.44	406,816	0.53	1.15	to	1.95	(3.64)	to	(4.40)
12/31/2014		308,504	1.48	to	1.50	436,369	0.94	1.15	to	1.95	5.96	to	5.13
12/31/2013		385,899	1.39	to	1.43	499,421	1.05	1.15	to	1.95	26.62	to	25.63
12/31/2012		436,257	1.10	to	1.14	447,699	0.76	1.15	to	1.95	18.49	to	17.56
12/31/2011		678,229	0.93	to	0.97	585,812	0.67	1.15	to	1.95	(14.96)	to	(15.63)

46

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2015

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
Janus Aspen - Perkins Mid Cap Value Service Shares
12/31/2015	1,039	$2.06	to	$1.96	$2,083	1.04%	1.25%	to	1.55%	(4.88)%	to	(5.16)%
12/31/2014	1,075	2.16	to	2.07	2,268	3.34	1.25	to	1.55	7.10	to	6.78
12/31/2013	1,111	2.02	to	1.94	2,193	1.13	1.25	to	1.55	24.26	to	23.89
12/31/2012	1,147	1.62	to	1.56	1,823	0.85	1.25	to	1.55	9.42	to	9.09
12/31/2011	1,184	1.48	to	1.43	1,723	0.59	1.25	to	1.55	(4.18)	to	(4.46)
JPMorgan Insurance Trust Core Bond Class 1 Shares
12/31/2015	500,032	1.26	to	1.21	624,029	3.69	1.25	to	1.95	(0.13)	to	(0.81)
12/31/2014	544,722	1.27	to	1.22	681,481	3.84	1.25	to	1.95	3.62	to	2.91
12/31/2013	596,681	1.22	to	1.18	721,721	4.80	1.25	to	1.95	(2.69)	to	(3.35)
12/31/2012	691,572	1.26	to	1.22	861,359	4.47	1.25	to	1.95	4.02	to	3.31
12/31/2011	747,681	1.21	to	1.18	897,272	6.51	1.25	to	1.95	6.13	to	5.41
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares
12/31/2015	52,138	2.75	to	2.62	142,851	0.99	1.25	to	1.95	(3.86)	to	(4.52)
12/31/2014	52,138	2.86	to	2.75	148,638	0.78	1.25	to	1.95	13.69	to	12.91
12/31/2013	52,141	2.51	to	2.43	130,801	1.00	1.25	to	1.95	30.67	to	29.77
12/31/2012	52,144	1.92	to	1.87	100,145	1.04	1.25	to	1.95	18.88	to	18.06
12/31/2011	52,148	1.62	to	1.59	84,276	1.29	1.25	to	1.95	0.90	to	0.21
JPMorgan Insurance Trust Small Cap Core Class 1 Shares
12/31/2015	2,637	2.63	to	2.51	6,877	0.14	1.25	to	1.95	(6.45)	to	(7.09)
12/31/2014	2,687	2.81	to	2.70	7,500	0.14	1.25	to	1.95	8.24	to	7.50
12/31/2013	2,738	2.60	to	2.52	7,070	0.77	1.25	to	1.95	40.54	to	39.58
12/31/2012	7,078	1.85	to	1.80	13,016	0.20	1.25	to	1.95	18.24	to	17.43
12/31/2011	7,135	1.56	to	1.53	11,112	0.12	1.25	to	1.95	(5.94)	to	(6.59)
JPMorgan Insurance Trust U.S. Equity Class 1 Shares
12/31/2015	25,897	2.58	to	2.46	66,448	1.12	1.25	to	1.95	(0.38)	to	(1.07)
12/31/2014	26,225	2.59	to	2.49	67,588	0.91	1.25	to	1.95	12.50	to	11.72
12/31/2013	26,525	2.30	to	2.23	60,806	1.23	1.25	to	1.95	34.54	to	33.61
12/31/2012	26,813	1.71	to	1.67	45,715	1.48	1.25	to	1.95	16.19	to	15.38
12/31/2011	27,117	1.47	to	1.44	39,817	—	1.25	to	1.95	(3.08)	to	(3.74)
MFS® New Discovery Service Class
12/31/2015	840,975	1.98	to	1.86	1,819,446	—	1.15	to	1.95	(3.26)	to	(4.02)
12/31/2014	986,222	2.04	to	1.94	2,228,226	—	1.15	to	1.95	(8.55)	to	(9.26)
12/31/2013	2,827,122	2.23	to	2.14	7,243,325	—	1.15	to	1.95	39.61	to	38.52
12/31/2012	3,306,787	1.60	to	1.54	6,060,367	—	1.15	to	1.95	19.52	to	18.57
12/31/2011	1,433,185	1.34	to	1.30	2,093,106	—	1.15	to	1.95	(11.51)	to	(12.20)
MFS® Total Return Service Class
12/31/2015	1,107,681	1.46	to	1.58	1,794,787	2.37	1.15	to	1.95	(1.71)	to	(2.48)
12/31/2014	1,155,873	1.49	to	1.62	1,913,348	1.70	1.15	to	1.95	7.01	to	6.17
12/31/2013	1,224,187	1.39	to	1.53	1,903,955	1.63	1.15	to	1.95	17.39	to	16.47
12/31/2012	1,346,339	1.18	to	1.31	1,788,262	2.48	1.15	to	1.95	9.67	to	8.80
12/31/2011	1,740,113	1.08	to	1.20	2,082,849	2.55	1.15	to	1.95	0.43	to	(0.35)
TA Aegon High Yield Bond Initial Class
12/31/2015	53,786	9.95	to	1.63	120,077	6.26	0.45	to	1.90	(4.65)	to	(6.01)
12/31/2014	67,661	10.44	to	1.74	155,404	5.46	0.45	to	1.90	3.51	to	2.04
12/31/2013	62,132	1.19	to	1.70	140,297	5.39	0.45	to	1.90	6.12	to	4.61
12/31/2012	86,074	1.66	to	1.63	164,087	6.02	0.45	to	1.90	15.91	to	15.17
12/31/2011	84,568	1.71	to	1.41	139,287	6.70	1.25	to	1.90	3.48	to	2.82
TA Aegon High Yield Bond Service Class
12/31/2015	2,568,185	9.78	to	9.50	5,904,739	6.14	0.90	to	2.00	(5.16)	to	(6.19)
12/31/2014	2,664,043	10.31	to	10.13	5,933,436	5.62	0.90	to	2.00	2.68	to	1.55
12/31/2013	2,593,445	1.60	to	1.70	4,808,613	5.82	1.15	to	1.95	5.12	to	4.29
12/31/2012	1,977,400	1.52	to	1.63	3,311,088	5.53	1.15	to	1.95	15.76	to	14.85
12/31/2011	1,504,010	1.32	to	1.42	2,147,896	8.13	1.15	to	1.95	3.35	to	2.54

47

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2015

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31
			Unit Fair Value					Expense			Total Return***
			Corresponding to				Investment	Ratio**			Corresponding to
			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA Aegon Money Market Initial Class
12/31/2015		106,547	$1.02	to	$0.94	$143,537	0.01%	1.25%	to	1.90%	(1.23)%	to	(1.86)%
12/31/2014		126,305	1.03	to	0.96	172,527	0.01	1.25	to	1.90	(1.23)	to	(1.86)
12/31/2013		268,180	1.04	to	0.97	371,427	0.01	1.25	to	1.90	(1.23)	to	(1.86)
12/31/2012		323,812	1.05	to	0.99	454,737	0.01	1.25	to	1.90	(1.24)	to	(1.87)
12/31/2011		178,134	1.07	to	1.01	253,669	0.01	1.25	to	1.90	(1.22)	to	(1.85)
TA Aegon Money Market Service Class
12/31/2015		10,390,576	9.88	to	9.48	47,562,444	0.01	0.45	to	2.00	(0.44)	to	(1.98)
12/31/2014		13,187,371	9.93	to	9.67	63,067,404	0.01	0.45	to	2.00	(0.44)	to	(1.98)
12/31/2013		19,530,196	0.99	to	0.95	41,003,054	—	0.45	to	1.95	(0.44)	to	(1.91)
12/31/2012		13,671,844	1.00	to	0.97	13,803,900	0.01	0.45	to	1.95	(0.99)	to	(1.92)
12/31/2011		14,149,682	0.97	to	0.99	14,467,349	0.01	1.00	to	1.95	(0.98)	to	(1.90)
TA Aegon U.S. Government Securities Initial Class
12/31/2015		153,991	1.46	to	1.27	307,218	2.22	1.25	to	1.90	(1.14)	to	(1.77)
12/31/2014		184,056	1.48	to	1.29	371,973	3.93	1.25	to	1.90	3.36	to	2.70
12/31/2013		200,641	1.43	to	1.26	392,878	2.36	1.25	to	1.90	(3.44)	to	(4.06)
12/31/2012		218,889	1.48	to	1.31	444,550	1.63	1.25	to	1.90	3.84	to	3.17
12/31/2011		329,971	1.43	to	1.27	646,341	2.72	1.25	to	1.90	6.28	to	5.61
TA Aegon U.S. Government Securities Service Class
12/31/2015		19,794,265	9.93	to	9.53	70,779,519	1.42	0.45	to	2.00	(0.62)	to	(2.15)
12/31/2014		14,098,292	10.00	to	9.74	32,526,271	3.72	0.45	to	2.00	3.95	to	2.35
12/31/2013		14,372,501	1.00	to	1.20	26,764,225	2.28	0.45	to	1.95	(2.92)	to	(4.35)
12/31/2012		22,228,708	1.25	to	1.27	28,835,995	1.70	0.45	to	1.95	3.82	to	2.85
12/31/2011		21,761,127	1.18	to	1.24	27,198,337	2.41	1.00	to	1.95	6.23	to	5.24
TA American Funds Managed Risk - Balanced Service Class
12/31/2015	(1)	977,622	9.59	to	9.49	9,319,240	—	0.45	to	2.00	—	to	—
TA AB Dynamic Allocation Initial Class
12/31/2015		40,362	1.66	to	1.35	65,845	1.27	1.25	to	1.90	(1.31)	to	(1.94)
12/31/2014		40,726	1.69	to	1.37	67,420	1.03	1.25	to	1.90	4.26	to	3.59
12/31/2013		41,058	1.62	to	1.32	65,291	1.17	1.25	to	1.90	5.86	to	5.19
12/31/2012		39,894	1.53	to	1.26	60,017	0.85	1.25	to	1.90	4.82	to	4.15
12/31/2011		37,745	1.46	to	1.21	54,251	0.80	1.25	to	1.90	0.56	to	(0.08)
TA AB Dynamic Allocation Service Class
12/31/2015		9,406,732	10.62	to	10.19	21,064,949	1.05	0.45	to	2.00	(0.87)	to	(2.39)
12/31/2014		10,378,014	10.71	to	10.44	20,046,123	0.83	0.45	to	2.00	4.88	to	3.27
12/31/2013		10,720,245	1.10	to	1.33	15,864,132	0.98	0.45	to	1.95	6.41	to	4.84
12/31/2012		9,833,210	1.12	to	1.27	12,209,061	0.75	0.45	to	1.95	4.59	to	3.76
12/31/2011		7,661,532	1.10	to	1.23	9,065,437	0.98	1.15	to	1.95	0.51	to	(0.28)
TA Asset Allocation - Conservative Initial Class
12/31/2015		9,676	1.64	to	1.38	15,547	2.66	1.25	to	1.90	(3.17)	to	(3.79)
12/31/2014		35,716	1.69	to	1.44	59,352	2.70	1.25	to	1.90	0.93	to	0.28
12/31/2013		35,716	1.68	to	1.43	58,894	3.83	1.25	to	1.90	8.02	to	7.33
12/31/2012		67,315	1.55	to	1.34	102,912	3.41	1.25	to	1.90	6.13	to	5.45
12/31/2011		106,253	1.46	to	1.27	153,293	2.57	1.25	to	1.90	1.39	to	0.75
TA Asset Allocation - Conservative Service Class
12/31/2015		29,281,139	10.43	to	10.01	64,424,762	2.02	0.45	to	2.00	(2.58)	to	(4.08)
12/31/2014		31,677,104	10.70	to	10.43	61,576,298	2.49	0.45	to	2.00	1.49	to	(0.07)
12/31/2013		33,312,344	1.13	to	1.45	54,439,830	3.00	0.45	to	1.95	8.60	to	7.00
12/31/2012		31,209,493	1.04	to	1.35	43,570,834	3.07	0.45	to	1.95	5.97	to	5.14
12/31/2011		24,139,988	1.15	to	1.28	31,687,943	2.65	1.15	to	1.95	1.20	to	0.40

48

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2015

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA Asset Allocation - Growth Initial Class
12/31/2015	82,219	$1.76	to	$1.54	$141,457	1.65%	1.25%	to	1.90%	(3.14)%	to	(3.76)%
12/31/2014	82,871	1.81	to	1.61	147,420	2.36	1.25	to	1.90	1.46	to	0.81
12/31/2013	83,520	1.79	to	1.59	146,651	0.79	1.25	to	1.90	25.25	to	24.45
12/31/2012	45,481	1.43	to	1.28	63,855	1.29	1.25	to	1.90	11.20	to	10.49
12/31/2011	49,928	1.28	to	1.16	63,133	1.37	1.25	to	1.90	(6.58)	to	(7.18)
TA Asset Allocation - Growth Service Class
12/31/2015	3,005,299	11.53	to	11.06	6,787,813	1.48	0.45	to	2.00	(2.55)	to	(4.06)
12/31/2014	3,471,873	11.83	to	11.53	6,835,481	2.10	0.45	to	2.00	1.98	to	0.41
12/31/2013	3,835,267	1.32	to	1.63	6,095,272	1.03	0.45	to	1.95	25.82	to	23.97
12/31/2012	3,079,013	1.05	to	1.32	3,927,834	1.08	0.45	to	1.95	11.11	to	10.23
12/31/2011	2,585,872	0.95	to	1.20	3,059,442	0.93	1.15	to	1.95	(6.77)	to	(7.50)
TA Asset Allocation - Moderate Initial Class
12/31/2015	477,423	1.72	to	1.48	807,013	2.04	1.25	to	1.90	(3.43)	to	(4.05)
12/31/2014	508,985	1.79	to	1.54	892,285	2.15	1.25	to	1.90	1.50	to	0.85
12/31/2013	615,879	1.76	to	1.52	1,065,321	2.45	1.25	to	1.90	12.10	to	11.38
12/31/2012	625,757	1.57	to	1.37	967,012	2.67	1.25	to	1.90	8.08	to	7.39
12/31/2011	668,707	1.45	to	1.27	957,577	2.17	1.25	to	1.90	(0.65)	to	(1.29)
TA Asset Allocation - Moderate Service Class
12/31/2015	111,980,841	10.66	to	10.23	279,599,191	1.85	0.45	to	2.00	(2.91)	to	(4.41)
12/31/2014	119,812,391	10.98	to	10.70	289,657,459	2.15	0.45	to	2.00	2.15	to	0.58
12/31/2013	115,593,525	1.18	to	1.55	221,957,877	2.30	0.45	to	1.95	12.73	to	11.07
12/31/2012	96,011,691	1.05	to	1.39	141,669,166	2.66	0.45	to	1.95	7.86	to	7.01
12/31/2011	62,966,719	1.13	to	1.30	86,581,469	2.34	1.15	to	1.95	(0.85)	to	(1.62)
TA Asset Allocation - Moderate Growth Initial Class
12/31/2015	149,672	1.76	to	1.52	261,989	2.19	1.25	to	1.90	(3.44)	to	(4.06)
12/31/2014	186,731	1.82	to	1.59	337,554	2.82	1.25	to	1.90	1.31	to	0.66
12/31/2013	153,714	1.80	to	1.58	275,097	2.41	1.25	to	1.90	17.91	to	17.16
12/31/2012	214,324	1.52	to	1.35	324,237	2.46	1.25	to	1.90	9.27	to	8.57
12/31/2011	248,447	1.39	to	1.24	343,791	2.07	1.25	to	1.90	(3.22)	to	(3.84)
TA Asset Allocation - Moderate Growth Service Class
12/31/2015	61,880,963	11.02	to	10.58	153,403,905	2.01	0.45	to	2.00	(2.96)	to	(4.45)
12/31/2014	66,510,851	11.36	to	11.07	151,210,658	2.59	0.45	to	2.00	1.99	to	0.42
12/31/2013	68,282,174	1.24	to	1.61	128,458,358	2.12	0.45	to	1.95	18.51	to	16.77
12/31/2012	65,243,774	1.05	to	1.38	93,631,084	2.29	0.45	to	1.95	9.11	to	8.25
12/31/2011	57,980,677	1.05	to	1.27	76,522,250	1.83	1.15	to	1.95	(3.38)	to	(4.14)
TA Barrow Hanley Dividend Focused Initial Class
12/31/2015	1,486,892	12.55	to	1.78	3,270,068	1.89	0.45	to	1.90	(4.03)	to	(5.39)
12/31/2014	1,664,774	13.08	to	1.89	3,844,650	1.34	0.45	to	1.90	11.67	to	10.08
12/31/2013	1,867,664	1.37	to	1.71	3,838,988	2.31	0.45	to	1.90	29.66	to	27.82
12/31/2012	2,195,072	1.15	to	1.34	3,506,520	1.82	0.45	to	1.90	10.34	to	9.63
12/31/2011	2,414,115	1.33	to	1.22	3,501,409	1.71	1.25	to	1.90	1.47	to	0.82
TA Barrow Hanley Dividend Focused Service Class
12/31/2015	4,581,223	12.31	to	11.96	12,481,040	1.56	0.90	to	2.00	(4.69)	to	(5.74)
12/31/2014	2,227,705	12.92	to	12.69	6,012,268	1.25	0.90	to	2.00	10.93	to	9.72
12/31/2013	2,042,352	1.28	to	1.82	4,214,038	2.26	1.15	to	1.95	28.45	to	27.44
12/31/2012	5,187,651	1.00	to	1.43	7,871,863	1.74	1.15	to	1.95	10.20	to	9.33
12/31/2011	2,236,795	0.91	to	1.30	3,187,834	1.38	1.15	to	1.95	1.29	to	0.50
TA BlackRock Global Allocation Service Class
12/31/2015	32,066,493	10.73	to	10.28	56,381,328	1.72	0.45	to	2.00	(1.67)	to	(3.18)
12/31/2014	33,949,110	10.91	to	10.62	56,800,395	1.75	0.45	to	2.00	1.29	to	(0.36)
12/31/2013	36,030,640	1.18	to	1.47	55,988,891	1.13	0.45	to	2.05	13.92	to	12.13
12/31/2012	34,316,080	1.04	to	1.31	45,873,956	2.33	0.45	to	2.05	8.61	to	7.76
12/31/2011	30,352,416	1.24	to	1.22	37,446,891	0.69	1.25	to	2.05	(5.01)	to	(5.75)

49

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2015

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31
			Unit Fair Value					Expense			Total Return***
			Corresponding to				Investment	Ratio**			Corresponding to
			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA BlackRock Global Allocation Managed Risk - Balanced Service Class
12/31/2015	(1)	348,633	$9.54	to	$9.37	$3,294,098	—%	0.45%	to	2.00%	—%	to	—%
TA BlackRock Global Allocation Managed Risk - Growth Service Class
12/31/2015	(1)	491,576	9.34	to	9.18	4,545,309	—	0.45	to	2.00	—	to	—
TA BlackRock Tactical Allocation Service Class
12/31/2015		33,725,251	11.06	to	10.61	94,383,584	1.78	0.45	to	2.00	(0.57)	to	(2.10)
12/31/2014		34,968,108	11.13	to	10.84	87,586,850	1.30	0.45	to	2.00	4.60	to	2.99
12/31/2013		33,268,265	1.18	to	1.59	66,492,168	1.34	0.45	to	1.95	11.84	to	10.20
12/31/2012		24,436,673	1.05	to	1.44	35,871,490	1.48	0.45	to	1.95	8.76	to	7.90
12/31/2011		10,049,931	1.36	to	1.34	13,601,215	1.18	1.15	to	1.95	2.57	to	1.76
TA Clarion Global Real Estate Securities Initial Class
12/31/2015		8,987	10.35	to	2.04	23,333	3.42	0.45	to	1.90	(1.05)	to	(2.46)
12/31/2014		14,673	10.46	to	2.09	38,903	1.46	0.45	to	1.90	13.06	to	11.45
12/31/2013		22,067	1.19	to	1.87	52,521	5.49	0.45	to	1.90	3.43	to	1.96
12/31/2012		22,372	1.39	to	1.84	51,946	3.56	0.45	to	1.90	23.70	to	22.91
12/31/2011		22,389	1.90	to	1.49	42,064	7.90	1.25	to	1.90	(6.90)	to	(7.49)
TA Clarion Global Real Estate Securities Service Class
12/31/2015		1,889,106	10.16	to	9.87	5,829,195	4.20	0.90	to	2.00	(1.76)	to	(2.83)
12/31/2014		2,083,565	10.34	to	10.16	5,463,539	1.36	0.90	to	2.00	12.28	to	11.05
12/31/2013		1,851,330	1.11	to	1.89	3,363,372	5.47	1.15	to	1.95	2.53	to	1.72
12/31/2012		1,368,300	1.08	to	1.85	2,269,443	3.57	1.15	to	1.95	23.55	to	22.58
12/31/2011		841,211	0.87	to	1.51	1,134,570	7.10	1.15	to	1.95	(7.08)	to	(7.80)
TA International Moderate Growth Service Class
12/31/2015		21,891,483	10.26	to	9.84	43,094,351	1.82	0.45	to	2.00	(2.32)	to	(3.83)
12/31/2014		21,845,760	10.50	to	10.23	35,391,209	2.15	0.45	to	2.00	(1.23)	to	(2.75)
12/31/2013		21,520,089	1.19	to	1.03	27,779,613	1.84	0.45	to	1.95	11.96	to	10.31
12/31/2012		18,158,917	1.06	to	0.94	17,563,626	2.83	0.45	to	1.95	11.20	to	10.32
12/31/2011		13,843,772	0.94	to	0.85	12,042,962	1.90	1.15	to	1.95	(8.58)	to	(9.30)
TA Janus Balanced Service Class
12/31/2015		14,140,653	11.82	to	11.34	50,716,781	0.83	0.45	to	2.00	(0.33)	to	(1.86)
12/31/2014		11,828,480	11.86	to	11.55	35,378,527	0.69	0.45	to	2.00	7.35	to	5.69
12/31/2013		9,040,332	1.26	to	1.12	15,597,184	0.70	0.45	to	1.95	18.49	to	16.74
12/31/2012		3,547,649	1.06	to	0.96	3,462,061	—	0.45	to	1.95	11.21	to	10.34
12/31/2011		1,379,311	0.89	to	0.87	1,214,507	0.16	1.15	to	1.95	(11.82)	to	(12.51)
TA Jennison Growth Initial Class
12/31/2015		1,148,264	15.39	to	2.20	2,001,597	—	0.45	to	1.90	10.90	to	9.33
12/31/2014		1,307,658	13.88	to	2.01	2,074,564	—	0.45	to	1.90	9.46	to	7.91
12/31/2013		1,426,689	1.46	to	1.87	2,088,334	0.26	0.45	to	1.90	37.09	to	35.14
12/31/2012		1,707,271	1.35	to	1.38	1,840,076	0.07	0.45	to	1.90	14.33	to	13.60
12/31/2011		2,103,003	0.96	to	1.22	1,985,265	0.12	1.25	to	1.90	(1.85)	to	(2.48)
TA Jennison Growth Service Class
12/31/2015		5,878,652	15.10	to	14.67	18,662,985	—	0.90	to	2.00	10.12	to	8.91
12/31/2014		4,747,106	13.72	to	13.47	12,818,115	—	0.90	to	2.00	8.81	to	7.62
12/31/2013		4,408,276	1.78	to	1.85	9,292,701	0.07	1.15	to	1.95	35.74	to	34.67
12/31/2012		3,985,152	1.31	to	1.37	5,977,859	—	1.15	to	1.95	14.09	to	13.19
12/31/2011		1,743,989	1.15	to	1.21	2,358,279	—	1.15	to	1.95	(1.90)	to	(2.67)
TA JPMorgan Core Bond Service Class
12/31/2015		9,485,030	10.10	to	9.70	20,112,573	1.87	0.45	to	2.00	(0.11)	to	(1.65)
12/31/2014		8,490,749	10.12	to	9.86	15,198,187	1.95	0.45	to	2.00	4.63	to	3.02
12/31/2013		5,404,361	1.01	to	1.03	7,409,619	2.83	0.45	to	1.95	(2.57)	to	(4.00)
12/31/2012		4,215,614	1.10	to	1.07	4,541,364	2.84	0.45	to	1.95	3.56	to	2.74
12/31/2011	(1)	1,375,323	1.05	to	1.04	1,436,021	3.19	1.15	to	1.95	—	to	—

50

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2015

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31
			Unit Fair Value					Expense			Total Return***
			Corresponding to				Investment	Ratio**			Corresponding to
			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA JPMorgan Enhanced Index Initial Class
12/31/2015		236,425	$13.40	to	$1.83	$634,049	0.97%	0.45%	to	1.90%	(0.52)%	to	(1.94)%
12/31/2014		261,524	13.47	to	1.86	655,455	0.80	0.45	to	1.90	13.67	to	12.06
12/31/2013		244,348	1.45	to	1.66	541,382	0.64	0.45	to	1.90	31.92	to	30.05
12/31/2012		260,637	1.29	to	1.28	442,008	1.21	0.45	to	1.90	14.91	to	14.17
12/31/2011		388,931	1.01	to	1.12	575,064	1.21	1.25	to	1.90	(0.50)	to	(1.14)
TA JPMorgan Enhanced Index Service Class
12/31/2015		378,610	13.15	to	12.78	1,978,768	0.81	0.90	to	2.00	(1.25)	to	(2.33)
12/31/2014		447,817	13.32	to	13.08	2,099,233	0.75	0.90	to	2.00	12.95	to	11.71
12/31/2013		223,242	1.54	to	1.71	448,924	0.53	1.15	to	1.95	30.63	to	29.61
12/31/2012		150,883	1.18	to	1.32	192,454	0.97	1.15	to	1.95	14.77	to	13.86
12/31/2011		105,155	1.03	to	1.16	121,663	1.08	1.15	to	1.95	(0.67)	to	(1.44)
TA JPMorgan Mid Cap Value Service Class
12/31/2015		5,733,005	12.96	to	12.44	20,803,900	0.76	0.45	to	2.00	(3.37)	to	(4.86)
12/31/2014		5,723,903	13.41	to	13.07	20,447,452	0.64	0.45	to	2.00	14.47	to	12.71
12/31/2013		4,415,296	1.49	to	1.88	10,486,357	0.38	0.45	to	1.95	30.88	to	28.95
12/31/2012		3,860,875	1.14	to	1.46	5,704,726	0.75	0.45	to	1.95	18.86	to	17.93
12/31/2011		990,822	1.26	to	1.24	1,238,348	1.00	1.15	to	1.95	0.58	to	(0.21)
TA JPMorgan Tactical Allocation Service Class
12/31/2015		22,739,979	10.65	to	10.22	70,466,542	1.14	0.45	to	2.00	(0.85)	to	(2.37)
12/31/2014		20,676,779	10.74	to	10.47	51,151,249	0.96	0.45	to	2.00	5.80	to	4.18
12/31/2013		19,949,918	1.10	to	1.08	30,794,952	1.02	0.45	to	1.95	4.82	to	3.28
12/31/2012		14,296,793	1.07	to	1.05	15,073,054	0.63	0.45	to	1.95	6.24	to	5.40
12/31/2011	(1)	2,836,026	1.00	to	0.99	2,823,875	1.02	1.15	to	1.95	—	to	—
TA Legg Mason Dynamic Allocation - Balanced Service Class
12/31/2015		24,115,700	10.91	to	10.47	93,488,870	0.91	0.45	to	2.00	(2.52)	to	(4.02)
12/31/2014		16,981,768	11.19	to	10.91	57,286,673	0.66	0.45	to	2.00	8.00	to	6.33
12/31/2013		14,019,229	1.08	to	1.08	26,970,451	0.21	0.45	to	1.95	8.88	to	7.28
12/31/2012	(1)	4,608,121	1.02	to	1.01	4,653,300	—	0.45	to	1.95	—	to	—
TA Legg Mason Dynamic Allocation - Growth Service Class
12/31/2015		16,046,497	11.23	to	10.77	66,569,685	0.69	0.45	to	2.00	(3.38)	to	(4.87)
12/31/2014		12,452,814	11.62	to	11.33	41,526,468	0.57	0.45	to	2.00	7.69	to	6.04
12/31/2013		9,288,777	1.14	to	1.14	20,070,907	0.19	0.45	to	1.95	15.09	to	13.40
12/31/2012	(1)	2,788,564	1.01	to	1.00	2,801,716	—	0.45	to	1.95	—	to	—
TA Managed Risk - Balanced ETF Service Class
12/31/2015		140,114,274	10.74	to	10.30	432,034,799	1.30	0.45	to	2.00	(2.21)	to	(3.71)
12/31/2014		136,879,690	10.98	to	10.70	342,152,293	0.95	0.45	to	2.00	4.08	to	2.48
12/31/2013		129,881,636	1.16	to	1.17	209,472,792	1.09	0.45	to	1.95	10.93	to	9.30
12/31/2012		92,769,802	1.15	to	1.07	103,256,948	1.28	0.45	to	1.95	7.32	to	6.31
12/31/2011		55,196,098	1.11	to	1.01	57,381,801	1.17	1.00	to	1.95	0.46	to	(0.47)
TA Managed Risk - Conservative ETF Service Class
12/31/2015		37,681,242	10.67	to	10.24	86,100,597	1.49	0.45	to	2.00	(1.13)	to	(2.65)
12/31/2014		40,013,205	10.79	to	10.52	77,921,336	1.25	0.45	to	2.00	4.77	to	3.16
12/31/2013		35,123,308	1.11	to	1.19	52,461,737	1.34	0.45	to	1.95	6.99	to	5.41
12/31/2012		32,111,247	1.05	to	1.13	37,084,247	1.08	0.45	to	1.95	5.56	to	4.57
12/31/2011		20,543,306	1.11	to	1.08	22,551,897	0.68	1.00	to	1.95	2.15	to	1.21
TA Managed Risk - Growth ETF Service Class
12/31/2015		130,279,773	10.97	to	10.53	339,220,776	1.48	0.45	to	2.00	(3.95)	to	(5.43)
12/31/2014		139,255,241	11.42	to	11.13	326,832,308	1.06	0.45	to	2.00	3.51	to	1.91
12/31/2013		122,516,985	1.26	to	1.19	196,467,643	1.25	0.45	to	1.95	18.25	to	16.51
12/31/2012		79,318,618	1.10	to	1.02	84,454,388	1.65	0.45	to	1.95	10.44	to	9.41
12/31/2011		57,119,875	1.05	to	0.93	55,427,571	1.54	1.00	to	1.95	(2.11)	to	(3.02)

51

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2015

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31
			Unit Fair Value					Expense			Total Return***
			Corresponding to				Investment	Ratio**			Corresponding to
			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA Market Participation Strategy Service Class
12/31/2015		8,065,884	$11.35	to	$10.89	$31,264,212	—%	0.45%	to	2.00%	(3.68)%	to	(5.16)%
12/31/2014		6,502,270	11.78	to	11.48	27,861,249	—	0.45	to	2.00	7.56	to	5.91
12/31/2013		4,873,843	1.13	to	1.11	12,392,847	—	0.45	to	1.95	13.78	to	12.11
12/31/2012	(1)	728,061	0.99	to	0.99	720,954	—	0.45	to	1.95	—	to	—
TA MFS International Equity Initial Class
12/31/2015		53,642	10.52	to	1.60	72,782	1.60	0.45	to	1.90	(0.37)	to	(1.79)
12/31/2014		49,145	10.56	to	1.63	67,563	0.96	0.45	to	1.90	(5.60)	to	(6.94)
12/31/2013		49,155	1.33	to	1.75	72,262	1.15	0.45	to	1.90	17.56	to	15.89
12/31/2012		49,166	1.43	to	1.51	62,062	1.64	0.45	to	1.90	20.64	to	19.87
12/31/2011		50,143	1.06	to	1.26	52,546	1.88	1.25	to	1.90	(11.17)	to	(11.73)
TA MFS International Equity Service Class
12/31/2015		5,061,054	10.33	to	10.03	12,388,616	1.27	0.90	to	2.00	(1.14)	to	(2.22)
12/31/2014		1,240,007	10.44	to	10.26	3,695,090	0.95	0.90	to	2.00	(6.26)	to	(7.28)
12/31/2013		995,804	1.35	to	1.83	2,398,959	1.15	1.15	to	1.95	16.43	to	15.52
12/31/2012		784,016	1.16	to	1.58	1,119,091	1.52	1.15	to	1.95	20.48	to	19.53
12/31/2011		519,700	0.97	to	1.33	578,305	1.21	1.15	to	1.95	(11.24)	to	(11.93)
TA Morgan Stanley Capital Growth Initial Class
12/31/2015		34,497	2.18	to	2.14	81,045	—	1.25	to	1.90	10.41	to	9.70
12/31/2014		33,027	1.98	to	1.95	70,381	—	1.25	to	1.90	4.70	to	4.03
12/31/2013		20,201	1.89	to	1.87	41,179	0.67	1.25	to	1.90	46.42	to	45.49
12/31/2012		20,240	1.29	to	1.29	28,219	—	1.25	to	1.90	14.11	to	13.38
12/31/2011		20,281	1.13	to	1.13	24,817	—	1.25	to	1.90	(6.97)	to	(7.56)
TA Morgan Stanley Capital Growth Service Class
12/31/2015		530,782	15.84	to	15.39	2,180,373	—	0.90	to	2.00	10.45	to	9.24
12/31/2014		487,574	14.34	to	14.09	1,461,885	—	0.90	to	2.00	4.84	to	3.69
12/31/2013		500,196	1.72	to	1.93	1,052,865	0.49	1.15	to	1.95	46.20	to	45.06
12/31/2012		465,486	1.18	to	1.33	630,426	—	1.15	to	1.95	13.89	to	12.99
12/31/2011		525,278	1.03	to	1.18	579,273	—	1.15	to	1.95	(7.06)	to	(7.78)
TA Morgan Stanley Mid-Cap Growth Initial Class
12/31/2015		24,339	11.69	to	1.95	33,445	—	0.45	to	1.90	(5.46)	to	(6.80)
12/31/2014		28,385	12.36	to	2.10	41,630	—	0.45	to	1.90	(0.43)	to	(1.85)
12/31/2013		36,941	1.39	to	2.14	54,906	0.81	0.45	to	1.90	38.52	to	36.55
12/31/2012		38,621	1.58	to	1.56	41,828	—	0.45	to	1.90	7.73	to	7.04
12/31/2011		82,859	1.02	to	1.46	83,380	0.31	1.25	to	1.90	(7.86)	to	(8.45)
TA Morgan Stanley Mid-Cap Growth Service Class
12/31/2015		1,283,293	11.47	to	11.14	3,821,907	—	0.90	to	2.00	(6.11)	to	(7.14)
12/31/2014		1,405,002	12.21	to	12.00	4,158,692	—	0.90	to	2.00	(1.15)	to	(2.24)
12/31/2013		1,427,218	2.03	to	2.02	3,367,567	0.60	1.15	to	1.95	37.25	to	36.17
12/31/2012		1,851,803	1.48	to	1.49	2,936,120	—	1.15	to	1.95	7.53	to	6.68
12/31/2011		1,905,110	1.38	to	1.39	2,750,031	0.22	1.15	to	1.95	(7.97)	to	(8.69)
TA Multi-Managed Balanced Initial Class
12/31/2015		23,192	2.21	to	1.95	50,184	1.37	1.25	to	1.90	(1.02)	to	(1.65)
12/31/2014		23,192	2.23	to	1.98	50,777	1.38	1.25	to	1.90	9.44	to	8.74
12/31/2013		23,192	2.04	to	1.82	46,465	1.58	1.25	to	1.90	16.63	to	15.89
12/31/2012		23,192	1.75	to	1.57	39,897	—	1.25	to	1.90	11.17	to	10.46
12/31/2011		—	1.57	to	1.42	—	—	1.25	to	1.90	2.75	to	2.10
TA Multi-Managed Balanced Service Class
12/31/2015		4,342,112	11.97	to	11.48	13,596,331	1.19	0.45	to	2.00	(0.51)	to	(2.04)
12/31/2014		4,141,602	12.03	to	11.72	10,150,180	1.24	0.45	to	2.00	10.00	to	8.31
12/31/2013		3,663,589	1.26	to	1.81	6,706,218	1.48	0.45	to	1.95	17.23	to	15.50
12/31/2012		2,836,668	1.31	to	1.57	4,481,180	1.45	0.45	to	1.95	11.11	to	10.24
12/31/2011		2,609,105	1.24	to	1.42	3,671,757	2.35	1.15	to	1.95	2.57	to	1.77

52

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2015

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31
			Unit Fair Value					Expense			Total Return***
			Corresponding to				Investment	Ratio**			Corresponding to
			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA Multi-Manager Alternative Strategies Service Class
12/31/2015		13,978	$9.85	to	$9.60	$136,414	0.36%	0.45%	to	1.65%	(6.03)%	to	(7.15)%
12/31/2014		2,886	10.49	to	10.34	30,031	0.83	0.45	to	1.65	2.49	to	1.27
12/31/2013	(1)	598	10.23	to	10.21	6,116	—	0.45	to	1.65	—	to	—
TA PIMCO Tactical - Balanced Service Class
12/31/2015		11,441,634	10.95	to	10.50	32,381,298	—	0.45	to	2.00	(2.98)	to	(4.48)
12/31/2014		11,037,640	11.28	to	11.00	30,107,695	1.04	0.45	to	2.00	7.35	to	5.70
12/31/2013		9,401,250	1.10	to	0.99	16,381,046	0.59	0.45	to	1.95	11.35	to	9.71
12/31/2012		3,645,065	0.99	to	0.91	3,358,618	1.49	0.45	to	1.95	(0.17)	to	(0.96)
12/31/2011		1,562,351	0.93	to	0.92	1,443,848	1.21	1.15	to	1.95	(4.50)	to	(5.25)
TA PIMCO Tactical - Conservative Service Class
12/31/2015		6,127,329	10.80	to	10.36	16,490,590	0.31	0.45	to	2.00	(2.52)	to	(4.02)
12/31/2014		5,302,381	11.08	to	10.80	10,002,783	1.31	0.45	to	2.00	8.24	to	6.57
12/31/2013		3,388,194	1.07	to	0.94	4,859,792	0.67	0.45	to	1.95	7.67	to	6.09
12/31/2012		1,792,209	0.99	to	0.89	1,613,212	1.19	0.45	to	1.95	0.37	to	(0.43)
12/31/2011		916,713	0.91	to	0.89	824,736	1.44	1.15	to	1.95	(8.51)	to	(9.23)
TA PIMCO Tactical - Growth Service Class
12/31/2015		7,697,689	11.07	to	10.62	28,486,728	—	0.45	to	2.00	(3.89)	to	(5.37)
12/31/2014		6,170,132	11.51	to	11.22	15,981,612	1.80	0.45	to	2.00	5.92	to	4.29
12/31/2013		5,087,552	1.14	to	0.98	8,054,694	0.75	0.45	to	1.95	16.28	to	14.57
12/31/2012		1,751,213	0.98	to	0.85	1,512,853	0.41	0.45	to	1.95	(0.46)	to	(1.25)
12/31/2011		630,345	0.88	to	0.86	550,036	1.26	1.15	to	1.95	(12.62)	to	(13.30)
TA PIMCO Total Return Initial Class
12/31/2015		184,212	1.62	to	1.38	292,408	2.68	1.25	to	1.90	(0.55)	to	(1.19)
12/31/2014		244,451	1.63	to	1.40	390,765	1.82	1.25	to	1.90	3.38	to	2.72
12/31/2013		271,387	1.58	to	1.36	420,257	1.95	1.25	to	1.90	(3.75)	to	(4.36)
12/31/2012		344,743	1.64	to	1.42	555,485	3.95	1.25	to	1.90	6.22	to	5.53
12/31/2011		518,608	1.54	to	1.35	787,899	2.32	1.25	to	1.90	4.96	to	4.29
TA PIMCO Total Return Service Class
12/31/2015		35,901,430	9.94	to	9.53	71,428,468	2.62	0.45	to	2.00	0.07	to	(1.47)
12/31/2014		38,303,298	9.93	to	9.68	68,015,822	1.68	0.45	to	2.00	3.87	to	2.27
12/31/2013		45,280,868	1.02	to	1.33	65,446,075	2.05	0.45	to	1.95	(3.20)	to	(4.62)
12/31/2012		43,554,435	1.29	to	1.40	59,123,962	4.32	0.45	to	1.95	6.25	to	5.26
12/31/2011		22,909,610	1.24	to	1.33	29,757,483	2.42	1.00	to	1.95	4.90	to	3.93
TA PineBridge Inflation Opportunities Service Class
12/31/2015		10,242,463	8.91	to	8.55	14,060,193	1.26	0.45	to	2.00	(3.30)	to	(4.79)
12/31/2014		11,260,430	9.22	to	8.98	14,671,181	0.31	0.45	to	2.00	2.91	to	1.33
12/31/2013		13,261,771	0.94	to	0.98	14,478,869	0.34	0.45	to	1.95	(9.95)	to	(11.28)
12/31/2012		13,767,765	1.14	to	1.11	15,370,289	0.26	0.45	to	1.95	5.08	to	4.25
12/31/2011	(1)	4,114,180	1.07	to	1.06	4,386,948	—	1.15	to	1.95	—	to	—
TA ProFunds UltraBear Service Class (OAM)
12/31/2015		13,939,989	0.08	to	0.08	1,122,262	—	1.00	to	1.95	(8.20)	to	(9.05)
12/31/2014		4,425,558	0.09	to	0.09	390,086	—	1.00	to	1.95	(26.32)	to	(27.01)
12/31/2013		3,540,863	0.12	to	0.12	425,843	—	1.00	to	1.95	(45.65)	to	(46.16)
12/31/2012		17,756,040	0.67	to	0.22	3,953,441	—	0.45	to	1.95	(30.13)	to	(30.79)
12/31/2011		18,246,388	0.32	to	0.32	5,840,353	—	1.00	to	1.95	(20.74)	to	(21.48)
TA QS Investors Active Asset Allocation - Moderate Service Class
12/31/2015		32,742,037	10.32	to	9.90	95,406,942	0.98	0.45	to	2.00	(4.71)	to	(6.17)
12/31/2014		33,943,565	10.83	to	10.55	95,420,430	0.66	0.45	to	2.00	3.15	to	1.56
12/31/2013		31,068,876	1.16	to	1.11	56,227,242	0.55	0.45	to	1.95	10.62	to	8.99
12/31/2012		12,789,199	1.05	to	1.02	13,133,992	0.16	0.45	to	1.95	7.22	to	6.22
12/31/2011	(1)	640,359	0.96	to	0.96	616,270	—	1.00	to	1.95	—	to	—

53

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2015

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31
			Unit Fair Value					Expense			Total Return***
			Corresponding to				Investment	Ratio**			Corresponding to
			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA QS Investors Active Asset Allocation - Conservative Service Class
12/31/2015		11,470,352	$10.27	to	$9.85	$26,610,104	1.00%	0.45%	to	2.00%	(2.80)%	to	(4.29)%
12/31/2014		12,551,291	10.57	to	10.30	24,423,931	1.05	0.45	to	2.00	3.14	to	1.55
12/31/2013		12,761,034	1.11	to	1.08	17,995,165	1.13	0.45	to	1.95	6.59	to	5.02
12/31/2012		9,990,889	1.05	to	1.02	10,318,056	0.42	0.45	to	1.95	5.72	to	4.73
12/31/2011	(1)	4,511,768	0.98	to	0.98	4,424,846	—	1.00	to	1.95	—	to	—
TA QS Investors Active Asset Allocation - Moderate Growth Service Class
12/31/2015		18,408,252	10.37	to	9.95	58,624,473	1.03	0.45	to	2.00	(6.95)	to	(8.39)
12/31/2014		19,144,493	11.14	to	10.86	55,073,814	0.82	0.45	to	2.00	2.76	to	1.18
12/31/2013		16,804,541	1.23	to	1.14	30,703,256	0.85	0.45	to	1.95	15.98	to	14.28
12/31/2012		9,243,757	1.06	to	1.00	9,309,067	0.75	0.45	to	1.95	9.85	to	8.82
12/31/2011	(1)	2,611,474	0.92	to	0.92	2,402,550	—	1.00	to	1.95	—	to	—
TA Systematic Small/Mid Cap Value Initial Class
12/31/2015		358,219	12.46	to	9.98	3,066,345	1.02	0.45	to	1.55	(2.95)	to	(4.00)
12/31/2014		378,313	12.83	to	10.39	3,330,797	0.79	0.45	to	1.55	4.75	to	3.62
12/31/2013		418,523	1.45	to	10.03	3,611,831	0.42	0.45	to	1.55	35.71	to	34.24
12/31/2012		492,637	1.39	to	7.47	3,142,391	0.54	0.45	to	1.55	14.94	to	14.60
12/31/2011		614,983	2.09	to	6.52	3,551,915	0.15	1.25	to	1.55	(3.86)	to	(4.14)
TA Systematic Small/Mid Cap Value Service Class
12/31/2015		3,497,356	12.22	to	11.87	8,150,627	0.82	0.90	to	2.00	(3.60)	to	(4.66)
12/31/2014		3,341,690	12.68	to	12.45	7,605,510	0.64	0.90	to	2.00	3.99	to	2.86
12/31/2013		2,199,252	1.79	to	1.70	4,056,739	0.29	1.15	to	1.95	34.49	to	33.44
12/31/2012		1,936,575	1.33	to	1.28	2,533,553	0.27	1.15	to	1.95	14.72	to	13.81
12/31/2011		1,265,467	1.16	to	1.12	1,445,404	0.04	1.15	to	1.95	(3.96)	to	(4.71)
TA T. Rowe Price Small Cap Initial Class
12/31/2015		78,635	14.03	to	2.38	261,501	—	0.45	to	1.90	1.97	to	0.52
12/31/2014		153,368	13.75	to	2.36	295,834	—	0.45	to	1.90	6.07	to	4.56
12/31/2013		180,817	1.51	to	2.26	331,926	0.07	0.45	to	1.90	43.42	to	41.39
12/31/2012		199,364	1.59	to	1.60	257,578	—	0.45	to	1.90	14.26	to	13.52
12/31/2011		201,461	1.44	to	1.41	228,149	—	1.25	to	1.90	0.44	to	(0.20)
TA T. Rowe Price Small Cap Service Class
12/31/2015		5,862,406	13.76	to	13.37	24,844,869	—	0.90	to	2.00	1.24	to	0.13
12/31/2014		5,746,945	13.60	to	13.35	22,421,531	—	0.90	to	2.00	5.29	to	4.14
12/31/2013		4,912,670	2.18	to	2.28	14,082,513	—	1.15	to	1.95	42.07	to	40.95
12/31/2012		4,271,914	1.53	to	1.62	7,692,095	—	1.15	to	1.95	14.09	to	13.19
12/31/2011		1,529,018	1.34	to	1.43	2,411,201	—	1.15	to	1.95	0.36	to	(0.43)
TA Torray Concentrated Growth Initial Class
12/31/2015		300,767	12.90	to	1.95	1,647,122	0.54	0.45	to	1.90	(2.01)	to	(3.41)
12/31/2014		312,882	13.16	to	2.02	1,765,697	0.86	0.45	to	1.90	9.50	to	7.94
12/31/2013		340,616	1.44	to	1.87	1,772,939	0.99	0.45	to	1.90	32.50	to	30.62
12/31/2012		441,843	1.43	to	1.44	1,719,363	0.84	0.45	to	1.90	15.68	to	14.94
12/31/2011		588,587	1.26	to	1.25	1,995,362	0.72	1.25	to	1.90	(3.47)	to	(4.09)
TA Torray Concentrated Growth Service Class
12/31/2015		938,864	12.65	to	12.29	2,541,038	0.35	0.90	to	2.00	(2.72)	to	(3.78)
12/31/2014		3,902,173	13.00	to	12.77	9,918,986	0.70	0.90	to	2.00	8.76	to	7.57
12/31/2013		3,636,014	1.69	to	1.90	7,755,616	0.78	1.15	to	1.95	31.30	to	30.27
12/31/2012		3,035,386	1.29	to	1.46	4,696,125	0.99	1.15	to	1.95	15.49	to	14.58
12/31/2011		458,821	1.11	to	1.27	571,323	0.64	1.15	to	1.95	(3.64)	to	(4.39)
TA TS&W International Equity Initial Class
12/31/2015		374,274	10.80	to	1.50	777,937	2.98	0.45	to	1.90	0.86	to	(0.57)
12/31/2014		425,897	10.70	to	1.51	886,720	2.39	0.45	to	1.90	(5.61)	to	(6.95)
12/31/2013		486,627	1.35	to	1.62	1,084,356	2.29	0.45	to	1.90	23.79	to	22.03
12/31/2012		583,020	1.24	to	1.33	1,054,272	2.23	0.45	to	1.90	15.30	to	14.56
12/31/2011		682,230	1.09	to	1.16	1,073,083	1.40	1.25	to	1.90	(15.35)	to	(15.89)

54

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2015

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31
			Unit Fair Value					Expense			Total Return***
			Corresponding to				Investment	Ratio**			Corresponding to
			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA TS&W International Equity Service Class
12/31/2015		659,509	$10.59	to	$10.29	$2,459,651	3.18%	0.90%	to	2.00%	0.13%	to	(0.96)%
12/31/2014		597,875	10.58	to	10.39	1,710,204	2.32	0.90	to	2.00	(6.23)	to	(7.25)
12/31/2013		559,458	1.21	to	1.73	1,151,493	2.21	1.15	to	1.95	22.66	to	21.70
12/31/2012		415,528	0.99	to	1.42	520,759	2.04	1.15	to	1.95	15.11	to	14.20
12/31/2011		421,636	0.86	to	1.24	424,142	1.36	1.15	to	1.95	(15.54)	to	(16.20)
TA Voya Limited Maturity Bond Service Class
12/31/2015		4,808	9.74	to	9.52	46,657	0.67	1.15	to	2.00	(0.85)	to	(1.69)
12/31/2014		4,850	9.83	to	9.69	47,533	0.16	1.15	to	2.00	(0.88)	to	(1.72)
12/31/2013	(1)	4,711	9.91	to	9.86	46,655	—	1.15	to	2.00	—	to	—
TA Voya Mid Cap Opportunities Service Class
12/31/2015		—	12.45	to	12.17	—	—	1.15	to	2.00	(1.08)	to	(1.92)
12/31/2014		—	12.58	to	12.41	—	—	1.15	to	2.00	7.27	to	6.36
12/31/2013	(1)	—	11.73	to	11.66	—	—	1.15	to	2.00	—	to	—
TA WMC US Growth Initial Class
12/31/2015		2,057,869	14.19	to	1.87	2,814,938	0.71	0.45	to	1.90	6.37	to	4.86
12/31/2014		2,344,356	13.34	to	1.78	3,041,752	0.87	0.45	to	1.90	10.61	to	9.03
12/31/2013		2,741,240	1.36	to	1.64	3,277,307	1.03	0.45	to	1.90	31.87	to	30.00
12/31/2012		3,154,123	1.17	to	1.26	2,886,812	0.31	0.45	to	1.90	11.76	to	11.05
12/31/2011		3,726,954	1.06	to	1.13	3,055,376	0.37	1.25	to	1.90	(4.92)	to	(5.52)
TA WMC US Growth Service Class
12/31/2015		5,171,418	13.92	to	13.53	14,352,790	0.42	0.90	to	2.00	5.66	to	4.50
12/31/2014		1,038,319	13.18	to	12.94	2,909,622	0.69	0.90	to	2.00	9.84	to	8.64
12/31/2013		975,383	1.36	to	1.69	1,861,412	0.81	1.15	to	1.95	30.63	to	29.61
12/31/2012		778,449	1.04	to	1.31	1,097,644	0.12	1.15	to	1.95	11.57	to	10.69
12/31/2011		678,266	0.93	to	1.18	849,840	0.21	1.15	to	1.95	(5.02)	to	(5.76)
Vanguard® Equity Index
12/31/2015		54,305	13.38	to	13.25	723,578	1.78	0.65	to	1.00	0.61	to	0.26
12/31/2014		—	13.30	to	13.22	—	—	0.65	to	1.00	12.77	to	12.38
12/31/2013	(1)	—	11.79	to	11.76	—	—	0.45	to	0.80	—	to	—
Vanguard® International
12/31/2015		40,206	10.74	to	10.64	430,009	2.00	0.65	to	1.00	(1.41)	to	(1.76)
12/31/2014		—	10.89	to	10.83	—	—	0.65	to	1.00	(6.66)	to	(6.99)
12/31/2013	(1)	—	11.67	to	11.64	—	—	0.45	to	0.80	—	to	—
Vanguard® Mid-Cap Index
12/31/2015		—	13.08	to	12.96	—	—	0.65	to	1.00	(2.07)	to	(2.42)
12/31/2014		—	13.36	to	13.28	—	—	0.65	to	1.00	12.86	to	12.46
12/31/2013	(1)	—	11.84	to	11.81	—	—	0.45	to	0.80	—	to	—
Vanguard® REIT Index
12/31/2015		—	11.69	to	11.58	—	—	0.65	to	1.00	1.56	to	1.21
12/31/2014		—	11.51	to	11.45	—	—	0.65	to	1.00	29.27	to	28.82
12/31/2013	(1)	—	8.91	to	8.89	—	—	0.45	to	0.80	—	to	—
Vanguard® Short-Term Investment Grade
12/31/2015		—	10.13	to	10.04	—	—	0.65	to	1.00	0.47	to	0.12
12/31/2014		—	10.08	to	10.03	—	—	0.65	to	1.00	1.10	to	0.74
12/31/2013	(1)	—	9.98	to	9.95	—	—	0.45	to	0.80	—	to	—
Vanguard® Total Bond Market Index
12/31/2015		34,255	10.10	to	10.00	344,505	2.44	0.65	to	1.00	(0.32)	to	(0.66)
12/31/2014		—	10.13	to	10.07	—	—	0.65	to	1.00	5.21	to	4.84
12/31/2013	(1)	—	9.63	to	9.61	—	—	0.45	to	0.80	—	to	—
Voya Global Perspectives Class S Shares
12/31/2015	(1)	—	9.20	to	9.15	—	—	1.29	to	2.14	—	to	—
Voya Large Cap Value Class S Shares
12/31/2015	(1)	—	9.28	to	9.23	—	—	1.29	to	2.14	—	to	—

55

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2015

5. Financial Highlights (continued)

			At December 31					For the Year Ended December 31
Subaccount			Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Voya Strategic Allocation Conservative Class S Shares
	12/31/2015	(1)	—	$9.61	to	$9.55	$—	—%	1.29%	to	2.14%	—%	to	—%
Voya Strategic Allocation Moderate Class S Shares
	12/31/2015	(1)	—	9.51	to	9.45	—	—	1.29	to	2.14	—	to	—
Wanger International
	12/31/2015		—	10.49	to	10.39	—	—	0.45	to	0.80	(0.35)	to	(0.70)
	12/31/2014		—	10.53	to	10.47	—	—	0.45	to	0.80	(4.83)	to	(5.17)
	12/31/2013	(1)	—	11.06	to	11.04	—	—	0.45	to	0.80	—	to	—
Wanger USA
	12/31/2015		—	12.68	to	12.56	—	—	0.45	to	0.80	(1.06)	to	(1.40)
	12/31/2014		—	12.81	to	12.74	—	—	0.45	to	0.80	4.31	to	3.95
	12/31/2013	(1)	—	12.28	to	12.25	—	—	0.45	to	0.80	—	to	—

(1)	See footnote 1
*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.
**	These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.
***	These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Effective 2012, total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Effective 2011, expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

56

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2015

6. Administrative and Mortality and Expense Risk Charges

TFLIC deducts a daily administrative charge equal to an annual rate of .15% of the daily net assets value of each subaccount for administrative expenses. TFLIC also deducts an annual charge during the accumulation phase, not to exceed $35, proportionately from the subaccounts’ unit values. An annual charge ranging from 0.30% to 1.85% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TFLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees:

Subaccount	Facilitation Fee Assessed
AB Balanced Wealth Strategy Class B Shares	0.20%
Franklin Founding Funds Allocation Class 4 Shares	0.15%
American Funds - Asset Allocation Class 2 Shares	0.30%
American Funds - Bond Class 2 Shares	0.30%
American Funds - Growth Class 2 Shares	0.30%
American Funds - Growth-Income Class 2 Shares	0.30%
American Funds - International Class 2 Shares	0.30%
GE Investments Total Return Class 3 Shares	0.20%
TA BlackRock Global Allocation Service Class	0.10%

7. Income Tax

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

57

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2015

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition or disclosure in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (“TCI”), a wholesaling broker-dealer, is an affiliated entity of TFLIC and an indrect wholly owned subsidiary of AEGON N.V.. TCI distributes TFLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (“TAM”). Transamerica Fund Services, Inc. (“TFS”) serves as a transfer agent to TAM, and AEGON USA Asset Management Holding, LLC (“AAM”) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TFLIC and indirect wholly owned subsidiaries of AEGON N.V.. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

58

PART C	OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)		Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)		Exhibits:

	(1)	(a)	Resolution of the Board of Directors of Transamerica Financial Life Insurance Company authorizing establishment of the Separate Account. Note 1

		(b)	Resolution of the Board of Directors of Transamerica Financial Life Insurance Company authorizing the Separate Account consolidation. Note 29

	(2)		Not Applicable.

	(3)	(a)	Amended and Restated Principal Underwriting Agreement - Transamerica Financial Life Insurance Company and Transamerica Capital, Inc. Note 25

		(b)	Form of Broker/Dealer Life Insurance Company Product Sales Agreement by and between TCI Securities Corporation and the Broker/Dealer. Note 1

	(4)	(a)	Form of Policy. Note 2

		(b)	Form of Policy Rider (5 for Life). Note 2

		(c)	Form of Policy Rider (5 for Life – Growth – without Death Benefit). Note 3

		(d)	Form of Policy Rider (5 for Life – Growth – with Death Benefit). Note 3

		(e)	Form of Policy Rider (Income Select for Life). Note 34

		(f)	Form of Policy Rider (Retirement Income Choice). Note 34

		(g)	Form of Policy Rider (GPS). Note 34

		(h)	Form of Policy Rider (Retirement Income Choice – Double Initial Withdrawal Base Benefit). Note 34

		(i)	Form of Endorsement (Fund Facilitation Fee). Note 7

		(j)	Form of Policy Rider (Retirement Income Choice 1.2). Note 34

		(k)	Form of Policy Rider (Retirement Income Choice 1.4). Note 34

		(l)	Form of Policy Rider (Income Link). Note 34

		(m)	Form of Policy Rider (Retirement Income Max). Note 34

		(n)	Form of Policy Rider (Retirement Income Choice 1.6). Note 25

	(5)	(a)	Form of Application. Note 2

		(b)	Form of Application. Note 12

(6)	(a)	Articles of Incorporation of Transamerica Financial Life Insurance Company. Note 13

	(b)	ByLaws of Transamerica Financial Life Insurance Company. Note 13

(7)		Reinsurance Agreements. Not Applicable.

(8)	(a)	Participation Agreement (AllianceBernstein). Note 14

	(a)(1)	Amendment No. 2 to Participation Agreement (AllianceBernstein). Note 1

	(a)(2)	Amendment No. 5 to Participation Agreement (AllianceBernstein). Note 1

	(a)(3)	Amendment No. 6 to Participation Agreement (AllianceBernstein). Note 1

	(a)(4)	Amended Schedule A to Participation Agreement dated May 1, 2015 (AllianceBernstein). Note 34

(8)	(b)	Participation Agreement (American Funds). Note 15

	(b)(1)	Amendment No. 2 to Participation Agreement (American Funds). Note 1

	(b)(2)	Amendment No. 4 to Participation Agreement (American Funds). Note 30

	(b)(3)	Amendment No. 5 to Participation Agreement (American Funds). Note 33

(8)	(c)	Participation Agreement (Fidelity - II). Note 16

	(c)(1)	Amendment No. 1 to Participation Agreement (Fidelity - II). Note 16

	(c)(2)	Amendment No. 9 to Participation Agreement (Fidelity - II). Note 17

	(c)(3)	Summary Prospectus Agreement (Fidelity - II). Note 1

	(c)(4)	Amendment No. 10 to Participation Agreement (Fidelity - II). Note 27

(8)	(d)	Participation Agreement (Fidelity - III). Note 16

	(d)(1)	Amendment No. 1 to Participation Agreement (Fidelity - III). Note 16

	(d)(2)	Amendment No. 7 to Participation Agreement (Fidelity - III). Note 17

	(d)(3)	Summary Prospectus Agreement (Fidelity - III). Note 1

	(d)(4)	Amendment No. 8 to Participation Agreement (Fidelity - III). Note 27

(8)	(e)	Participation Agreement (GE). Note 15

	(e)(1)	Amendment No. 1 to Participation Agreement (GE). Note 17

	(e)(2)	Amendment No. 2 to Participation Agreement (GE). Note 27

(8)	(f)	Participation Agreement (TST). Note 25

	(f)(1)	Amendment No. 1 to Participation Agreement (TST). Note 26

	(f)(2)	Amended Schedule A to Participation Agreement dated September 18, 2013 (TST). Note 28

	(f)(3)	Amended Schedule A to Participation Agreement dated May 1, 2014 (TST). Note 30

	(f)(4)	Amendment No. 2 to Participation Agreement (TST). Note 32

	(f)(5)	Amended Schedule A to Participation Agreement dated May 1, 2015 (TST). Note 34

	(f)(6)	Amended Schedule A to Participation Agreement dated July 1, 2015 (TST). Note 35

	(f)(7)	Amended Schedule A to Participation Agreement dated December 18, 2015 (TST). Note 36

	(f)(8)	Amended Schedule A to Participation Agreement dated March 21, 2016 (TST). Note 36

	(f)(9)	Amended Schedule A to Participation Agreement dated May 1, 2016 (TST). Note 36

(8)	(g)	Participation Agreement (AIM/INVESCO). Note 14

	(g)(1)	Amendment No. 1 to Participation Agreement (AIM/INVESCO). Note 25

	(g)(2)	Amendment No. 2 to Participation Agreement (AIM/INVESCO). Note 18

	(g)(3)	Amendment No. 6 to Participation Agreement (AIM/INVESCO). Note 10

	(g)(4)	Amendment No. 7 to Participation Agreement (AIM/INVESCO). Note 19

	(g)(5)	Amendment No. 8 to Participation Agreement (AIM/INVESCO). Note 29

(8)	(h)	Participation Agreement (Franklin/Templeton). Note 20

	(h)(1)	Form of Notice Pursuant to Schedule C of Participation Agreement (Franklin/Templeton). Note 7

	(h)(2)	Amendment No. 1 to Participation Agreement (Franklin/Templeton). Note 21

	(h)(3)	Amendment No. 2 to Participation Agreement (Franklin/Templeton). Note 21

	(h)(4)	Amendment No. 3 to Participation Agreement (Franklin/Templeton). Note 21

	(h)(5)	Amendment No. 5 to Participation Agreement (Franklin/Templeton). Note 14

	(h)(6)	Amendment No. 7 to Participation Agreement (Franklin/Templeton). Note 22

	(h)(7)	Amendment No. 9 to Participation Agreement (Franklin/Templeton). Note 23

	(h)(8)	Addendum to Participation Agreement (Franklin/Templeton). Note 25

	(h)(9)	Amendment to Participation Agreement (Franklin/Templeton). Note 25

	(h)(10)	Amendment to Participation Agreement January 15, 2013 (Franklin/Templeton). Note 25

	(h)(11)	Amendment No. 12 to Participation Agreement (Franklin). Note 29

	(h)(12)	Amendment No. 13 to Participation Agreement (Franklin). Note 31

	(h)(13)	Amendment No. 14 to Participation Agreement (Franklin). Note 34

	(h)(14)	Amendment No. 15 to Participation Agreement (Franklin). Note 34

(8)	(i)	Participation Agreement (Janus). Note 24

	(i)(1)	Amendment No. 4 to Participation Agreement (Janus). Note 23

	(i)(2)	Amendment No. 5 to Participation Agreement (Janus). Note 31

(8)	(j)	Participation Agreement (MFS). Note 14

	(j)(1)	Amendment No. 3 to Participation Agreement (MFS). Note 14

	(j)(2)	Participation Agreement among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III, Transamerica Financial Life Insurance Company and MFS Fund Distributors, Inc. (MFS). Note 36

(8)	(k)	Amended and Restated Participation Agreement (Fidelity). Note 31

(9)		Opinion and Consent of Counsel. Note 36
(10)		Consent of Independent Registered Public Accounting Firm. Note 36
(11)		Not applicable.
(12)		Not applicable.

(13)		Powers of Attorney. David Schulz, Blake S. Bostwick, Richard Schapiro, Eric Martin, Jason Orlandi, Mark Mullin, C. Michiel van Katwijk, William Brown, Jr. Note 36 Peter P. Post. Note 34

Note 1.		Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 333-185574) filed on December 20, 2012.

Note 2.		Incorporated herein by reference to Pre-Effective Amendment No. 1 to form N-4 Registration Statement (File No. 333-120125) filed on December 28, 2004.

Note 3.		Incorporated herein by reference to Post-Effective Amendment No. 2 to form N-4 Registration Statement (File No. 333-120125) filed on December 13, 2005.

Note 4.		Incorporated herein by reference to Post-Effective Amendment No. 4 to form N-4 Registration Statement (File No. 333-120125) filed on February 1, 2007.

Note 5.		Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 333-147041) filed on October 31. 2007.

Note 6.		Incorporated herein by reference to Post-Effective Amendment No. 19 to form N-4 Registration Statement (File No. 033-83560) filed on October 28, 2004.

Note 7.	Incorporated herein by reference to Post-Effective Amendment No. 1 to form N-4 Registration Statement (File No. 333-147041) filed on December 29, 2008.

Note 8.	Incorporated herein by reference to Post-Effective Amendment No. 2 to form N-4 Registration Statement (File No. 333-147041) filed on April 30, 2009.

Note 9.	Incorporated herein by reference to Post-Effective Amendment No. 3 to form N-4 Registration Statement (File No. 333-147041) filed on September 15, 2009.

Note 10.	Incorporated herein by reference to Post-Effective Amendment No. 6 to form N-4 Registration Statement (File No. 333-147041) filed on August 6, 2010.

Note 11.	Incorporated herein by reference to Post-Effective Amendment No. 8 to form N-4 Registration Statement (File No. 333-147041) filed on April 26, 2011.

Note 12.	Incorporated herein by reference to Post-Effective Amendment No. 10 to form N-4 Registration Statement (File No. 333-120125) filed on September 15, 2009.

Note 13.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to form N-4 Registration Statement (File No. 333-172715) filed on May 6, 2011.

Note 14.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to form N- 4 Registration Statement (File No. 333-147041) filed on May 22, 2008.

Note 15.	Incorporated herein by reference to Post-Effective Amendment No. 30 to form N-4 Registration Statement (File No. 33-83560) filed on November 19, 2009

Note 16.	Incorporated herein by reference to Post Effective Amendment No. 12 to form N-4 Registration Statement (33-83560) filed on April 27, 2001.

Note 17.	Incorporated herein by reference to Pre Effective Amendment No. 2 to form N-4 Registration Statement (File No. 333-172715) filed on September 19, 2011

Note 18.	Incorporated herein by reference to Post-Effective Amendment No. 24 to form N-4 Registration Statement (File No. 033-83560) filed on April 30, 2007.

Note 19.	Incorporated herein by reference to Post-Effective Amendment No. 9 to form N-4 Registration Statement (File No. 333-147041) filed on December 9, 2011.

Note 20.	Incorporated herein by reference to Post-Effective Amendment No. 2 to form N-4 Registration Statement (File No. 333-110048) filed on April 29, 2005.

Note 21.	Incorporated herein by reference to Post-Effective Amendment No. 5 to form N-4 Registration Statement (File No. 333-147041) filed on April 27, 2010.

Note 22.	Incorporated herein by reference to Post-Effective Amendment No. 7 to form N-4 Registration Statement (File No. 333-147041) filed on February 15, 2011.

Note 23.	Incorporated herein by reference to Post-Effective Amendment No. 10 to form N-4 Registration Statement (File No. 333-147041) filed on April 13, 2012.

Note 24.	Incorporated herein by reference to Post-Effective Amendment No. 11 to form N-4 Registration Statement (File No. 033-83560) filed on October 3, 2000.

Note 25.	Filed with Initial Filing to form N-4 Registration Statement (File No. 333-187916) filed on April 15, 2013.

Note 26.	Incorporated herein by reference to Post-Effective Amendment No. 59 to form N-4 Registration Statement (File No. 33-33085) filed on August 16, 2013.

Note 27.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to form N-4 Registration Statement (File No. 333-189436) filed on September 11, 2013.

Note 28.	Incorporated herein by reference to Pre-Effective Amendment No. 2 to form N-4 Registration Statement (File No. 333-189436) filed on October 2, 2013.

Note 29.	Filed with Post-Effective Amendment No. 1 to form N-4 Registration Statement (File No. 333-187916) filed on October 25, 2013.

Note 30.	Incorporated herein by reference to Post-Effective Amendment No. 2 to form N-4 Registration Statement (File No. 333-186035) filed on February 21, 2014.

Note 31.	Filed with Post-Effective Amendment No. 2 to form N-4 Registration Statement (File No. 333-187916) filed on April 28, 2014.

Note 32.	Incorporated herein by reference to Post-Effective Amendment No. 67 to form N-4 Registration Statement (File No. 33-56908) filed on December 30, 2014.

Note 33.	Incorporated herein by reference to Post-Effective Amendment No. 2 to form N-4 Registration Statement (File No. 333-189436) filed on February 19, 2015.

Note 34.	Filed with Post-Effective Amendment No. 3 to form N-4 Registration Statement (File No. 333-187916) filed on April 29, 2015.

Note 35.	Incorporated herein by reference to Post-Effective Amendment No. 4 to form N-4 Registration Statement (File No. 333-186033) filed on October 13, 2015.

Note 36.	Filed herewith.

Item 25. Directors and Officers of the Depositor (Transamerica Financial Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor
William Brown, Jr. 14 Windward Avenue White Plains, NY 10605	Director

Peter P. Post 36 Brookridge Dr Greenwich, CT 06830	Director

Jason Orlandi 100 Light Street Baltimore, MD 21202	Director, Senior Vice President, Secretary and General Counsel

Eric Martin 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Controller

Blake S. Bostwick 1801 California St. Suite 5200 Denver, CO 80202	Director, President and Chairman of the Board

Richard Schapiro 33 Tompkins Rd Scarsdale, NY 10583	Director

C. Michiel van Katwijk 100 Light Street Baltimore, MD 21202	Director, Senior Vice President and Treasurer

David Schulz 4333 Edgewood Rd NE Cedar Rapids, IA 52499	Director, Senior Vice President and Chief Tax Officer

Mark Mullin 100 Light Street Baltimore, MD 21202	Director

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
25 East 38th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
239 West 20th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
313 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
319 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
AEGON Affordable Housing Debt Fund I, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding, LLC	Registered investment advisor
AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Direct Marketing Services, Inc.	Maryland	Transamerica Premier Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company
AEGON Direct Marketing Services International, Inc.	Maryland	100% AUSA Holding, LLC	Marketing arm for sale of mass marketed insurance coverage
AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.
AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing
AEGON Funding Company, LLC.	Delaware	100% Transamerica Corporation	Issue debt securities-net proceeds used to make loans to affiliates
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies
AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance
AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (87.8282%) ; Transamerica Premier Life Insurance Company (12.1718%)	Investment vehicle for securities lending cash collateral
AEGON Management Company	Indiana	100% Transamerica Corporation	Holding company
AEGON N.V.	Netherlands	22.446% of Vereniging AEGON Netherlands Membership Association	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies.
AEGON USA Asset Management Holding, LLC	Iowa	100% AUSA Holding, LLC	Holding company
AEGON USA Investment Management, LLC	Iowa	100% AEGON USA Asset Management Holding, LLC	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company
AEGON USA Realty Advisors, LLC	Iowa	Sole Member - AEGON USA Asset Management Holding, LLC	Administrative and investment services
AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments
AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive
AHDF Manager I, LLC	Delaware	Sole Member - AEGON USA Realty Advisors, LLC	Investments
ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate
AMTAX HOLDINGS 308, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 347, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 388, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AMTAX HOLDINGS 483, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 546, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 559, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 561, LLC	Ohio	TAHP Fund VII, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 567, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 588, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 613, LLC	Ohio	Garnet LIHTC Fund VII, LLC - 99% member; Cupples State LIHTC Investors, LLC - 1% member; TAH Pentagon Funds, LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 639, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 649, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 672, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 713, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
Apollo Housing Capital Arrowhead Gardens, LLC	Delaware	Garnet LIHTC Fund XXXV, LLC - sole Member	Affordable housing
AUIM Credit Opportunities Fund, Ltd.	Delaware	100% AEGON USA Investment Management, LLC	Investment vehicle
AUSA Holding, LLC	Maryland	100% Transamerica Corporation	Holding company
AUSA Properties, Inc.	Iowa	100% AEGON USA Realty Advisors, LLC	Own, operate and manage real estate
AXA Equitable AgriFinance, LLC	Delaware	Members: AEGON USA Realty Advisors, LLC (50%); AXA Equitable Life Insurance Company, a non-affiliate of AEGON (50%)	Agriculturally-based real estate advisory services

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Bay Area Community Investments I, LP	California	Partners: 69.995% Transamerica Life Insurance Company; 29.995% Transamerica Premier Life Insurance Company; 0.01% Transamerica Affordable housing, Inc.	Investments in low income housing tax credit properties
Bay State Community Investments I, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments II, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments in low income housing tax credit properties
Cedar Funding, Ltd.	Cayman Islands	100% Transamerica Life Insurance Company	Investments
Commonwealth General Corporation	Delaware	100% Transamerica Corporation	Holding company
Creditor Resources, Inc.	Michigan	100% AUSA Holding, LLC	Credit insurance
CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance
Cupples State LIHTC Investors, LLC	Delaware	100% Garnet LIHTC Fund VIII, LLC	Investments
FD TLIC, Limited Liability Company	New York	100% Transamerica Life Insurance Company	Broadway production
FGH Realty Credit LLC	Delaware	100% FGH USA, LLC	Real estate
FGH USA LLC	Delaware	100% RCC North America LLC	Real estate
FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Street LLC	Delaware	100% FGP West Mezzanine LLC	Real estate
Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary
Firebird Re Corp.	Arizona	100% Transamerica Corporation	Captive insurance company
First FGP LLC	Delaware	100% FGH USA LLC	Real estate
Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Garnet Assurance Corporation	Kentucky	100%Transamerica Life Insurance Company	Investments
Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments
Garnet Assurance Corporation III	Iowa	100% Transamerica Life Insurance Company	Business investments
Garnet Community Investments, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments II, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Securities

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments III, LLC	Delaware	100% Transamerica Life Insurance Company	Business investments
Garnet Community Investments IV, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments V, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments VI, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments VII, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments VIII, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments IX, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments X, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments XI, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments XII, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments XVIII, LLC	Delaware	100% Transamerica Life Insurance Company	Investments
Garnet Community Investments XX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVI, LLC	Delaware	100% Transamerica Life Insurance Company	Investments
Garnet Community Investments XXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments XXXII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XL, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XLI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLIV, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLVI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLVII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLVIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet ITC Fund XLIII, LLC	Delaware	Sole Member: Garnet Community Investments XLIII, LLC	Investments
Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (99.99%); Transamerica Life Insurance Company (0.01%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XIII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIV, LLC	Delaware	0.01% Garnet Community Investments, LLC; 49.995% Wells Fargo Bank, N.A.; and 49.995% Goldenrod Asset Management, Inc.	Investments
Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments
Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Special Situations Investing Group II, LLC, a non-affiliate of AEGON (99.99%)	Investments
Garnet LIHTC Fund XVIII, LLC	Delaware	Members: Garnet Community Investments XVIII, LLC (0.01%); Verizon Capital Corp., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XX, LLC	Delaware	Sole Member - Garnet Community Investments XX, LLC	Investments
Garnet LIHTC Fund XXI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXIV, LLC	Delaware

Members: Garnet Community Investments XXIV, LLC (0.01% as Managing Member); Transamerica Life Insurance Company (21.26%); non-affiliates of AEGON: New York Life Insurance Company (25.51%), New York Life Insurance and Annuity Corporation (21.73%) and Principal Life Insurance Company (31.49%)

Investments
Garnet LIHTC Fund XXV, LLC	Delaware	Members: Garnet Community Investment XXV, LLC (0.01%); Garnet LIHTC Fund XXVIII LLC (1%); non-affiliates of AEGON: Mt. Hamilton Fund, LLC (97.99%); Google Affordable housing I LLC (1%)	Investments
Garnet LIHTC Fund XXVI, LLC	Delaware	Members: Garnet Community Investments XXVI, LLC (0.01%); American Income Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments
Garnet LIHTC Fund XXVII, LLC	Delaware

Members: Garnet Community Investments XXVII, LLC (0.01%); Transamerica Life Insurance Company (16.7045%); non-affiliates of AEGON: Aetna Life Insurance Company (30.2856%); New York Life Insurance Company (22.7142%); ProAssurance Casualty Company (3.6343%); ProAssurance Indemnity Company (8.4800%); State Street Bank and Trust Company (18.1714%)

Investments
Garnet LIHTC Fund XXVIII, LLC	Delaware

Members: Garnet Community Investments XXVIII LLC (0.01%); non-affiliates of AEGON: USAA Casualty Insurance Company (17.998%); USAA General Indemnity Company (19.998%); USAA Life Insurance Company (3.999%); United Services Automobile Association (57.994%)

Investments
Garnet LIHTC Fund XXIX, LLC	Delaware	Members: Garnet Community Investments XXIX, LLC (.01%); non-affiliate of AEGON: Bank of America, N.A. (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXX, LLC	Delaware	Garnet Community Investments XXX, LLC (0.01%); non-affiliate of AEGON, New York Life Insurance Company (99.99%)	Investments
Garnet LIHTC Fund XXXI, LLC	Delaware	Members: Garnet Community Investments XXXI, LLC (0.1%); non-affiliates of AEGON: Thunderbolt Peak Fund, LLC (98.99%); Google Affordable housing I, LLC (1%)	Investments
Garnet LIHTC Fund XXXII, LLC	Delaware	Sole Member: Garnet Community Investments XXXVII, LLC.	Investments
Garnet LIHTC Fund XXXIII, LLC	Delaware	Members: Garnet Community Investment XXXIII, LLC (0.01%); non-affiliate of AEGON, NorLease, Inc. (99.99%)	Investments
Garnet LIHTC Fund XXXIV, LLC	Delaware	Members: non-AEGON affiliate, U.S. Bancorp Community Development Corporation (99.99%); Garnet Community Investments XXXIV, LLC (.01%)	Investments
Garnet LIHTC Fund XXXV, LLC	Delaware	Members: Garnet Community Investment XXXV, LLC (0.01%); non-affiliate of AEGON, Microsoft Corporation (99.99%)	Investments
Garnet LIHTC Fund XXXVI, LLC	Delaware	Members: Garnet Community Investments XXXVI, LLC (1%) as managing member; JPM Capital Corporation, a non-AEGON affiliate (99%) as investor member	Investments
Garnet LIHTC Fund XXXVII, LLC	Delaware	Members: Garnet Community Investments XXXVII, LLC (.01%); LIH Realty Corporation, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXXVIII, LLC	Delaware	Members: Garnet Community Investments XXXVIII, LLC, non-member manager; non-affiliate of AEGON, Norlease, Inc. (100%)	Investments
Garnet LIHTC Fund XXXIX, LLC	Delaware	Members: Garnet Community Investments XXXIX, LLC at 1% managing member and non-AEGON affiliate, FNBC Leasing Corporation as the 99% investor member.	Investments
Garnet LIHTC Fund XL, LLC	Delaware	Members: Garnet Community Investments XL, LLC as a .01% member and non-AEGON affiliate, Partner Reinsurance Company of the U.S. as the 99.99% member.	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XLI, LLC	Delaware

Members: Transamerica Life Insurance Company (9.990%) and Garnet Community Investments XLI, LLC (.01% managing member); non-AEGON affiliates : BBCN Bank (1.2499%), East West Bank (12.4988%), Opus Bank (12.4988%), Standard Insurance Company (24.9975%), Mutual of Omaha (12.4988%), Pacific Western Bank (7.4993%) and Principal Life Insurance Company (18.7481%).

Investments
Ganet LIHTC Fund XLII, LLC	Delaware	Members: Garnet Community Investments XLII, LLC (.01%) managing member; non-affiliates of AEGON: Community Trust Bank (83.33%) investor member; Metropolitan Bank (16.66%) investor member.	Investments
Garnet LIHTC Fund XLIV-A, LLC	Delaware	Sole Member: ING Capital, LLC; Asset Manager: Garnet Community Investments XLIV, LLC (0% interest)	Investments
Garnet LIHTC Fund XLIV-B, LLC	Delaware	Sole Member: Lion Capital Delaware, Inc.; Asset Manager: Garnet Community Investments XLIV, LLC (0% interest)	Investments
Garnet LIHTC Fund XLVI, LLC	Delaware	Sole Member - Garnet Community Investments XLVI, LLC	Investments
Garnet LIHTC Fund XLVII, LLC	Delaware	Sole Member: Garnet Community Investments XLVII, LLC	Investments
Garnet LIHTC Fund XLVIII, LLC	Delaware	Sole Member: Garnet Community Investments XLVIII, LLC	Investments
Harbor View Re Corp.	Hawaii	100% Commonwealth General Corporation	Captive insurance company
Horizons Acquisition 5, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Horizons St. Lucie Development, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Imani Fe, LP	California

Partners: Garnet LIHTC Fund XIV, LL (99.99% investor limited partner); Transamerica Affordable housing, Inc. (non-owner manager); non-affiliates of AEGON: ABS Imani Fe, LLC (.0034% class A limited partner); Central Valley Coalition for Affordable housing (.0033% co-managing general partner); Grant Housing and Economic Development Corporation (.0033% managing partner)

Affordable housing
InterSecurities Insurance Agency, Inc.	California	100% Transamerica Premier Life Insurance Company	Insurance agency
Interstate North Office Park GP, LLC	Delaware	100% Interstate North Office Park Owner, LLC	Investments
Interstate North Office Park, LP	Delaware	100% Interstate North Office Park Owner, LLC	Investments
Interstate North Office Park Owner, LLC	Delaware	100% Investors Warranty of America, LLC	Investments
Interstate North Office Park (Land) GP, LLC	Delaware	100% Interstate North Office Park Owner, LLC	Investments
Interstate North Office Park (Land) LP	Delaware	100% Interstate North Office Park Owner, LLC	Investments
Investors Warranty of America, LLC	Iowa	100% Transamerica Life Insurance Company	Leases business equipment
Ironwood Re Corp.	Hawaii	100% Transamerica Corporation	Captive insurance company
LCS Associates, LLC	Delaware	100% Investors Warranty of America, LLC	Investments
Life Investors Alliance LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities
LIHTC Fund XLV, LLC	Delaware	Non-Member Manager: Garnet Community Investments XLV, LLC (0%)	Investments
LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.
LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company
LIICA Re II, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding, LLC	Trust company
Mitigation Manager, LLC	Delaware	100% Investors Warranty of America, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
MLIC Re I, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
Money Services, Inc.	Delaware	100% AUSA Holding, LLC	Provides financial counseling for employees and agents of affiliated companies
Monumental Financial Services, Inc.	Maryland	100% Transamerica Corporation	DBA in the State of West Virginia for United Financial Services, Inc.
Monumental General Administrators, Inc.	Maryland	100% AUSA Holding, LLC	Provides management services to unaffiliated third party administrator
nVISION Financial, Inc.	Iowa	100% AUSA Holding, LLC	Special-purpose subsidiary
New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity
Oncor Insurance Services, LLC	Iowa	Sole Member - Life Investors Financial Group, Inc.	Direct sales of term life insurance
Pearl Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Pearl Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Peoples Benefit Services, LLC	Pennsylvania	Sole Member - Transamerica Life Insurance Company	Special-purpose subsidiary
Pine Falls Re, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
Primus Guaranty, Ltd.	Bermuda	Members: Transamerica Life Insurance Company (20% 13.1%) and non-affiliates of AEGON and the public holders own the remainder.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.
PSL Acquisitions Operating, LLC	Iowa	Sole Member: Investors Warranty of America, LLC	Owner of Core subsidiary entities
RCC North America LLC	Delaware	100% Transamerica Corporation	Real estate
Real Estate Alternatives Portfolio 1 LLC	Delaware

Members: Transamerica Life Insurance Company (90.96%); Transamerica Premier Life Insurance Company (6.30%); Transamerica Financial Life Insurance Company (2.74%). Manager: AEGON USA Realty Advisors, Inc.

Real estate alternatives investment

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (92.%); Transamerica Financial Life Insurance Company (7.5%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (74.4% ~~73.4%~~); Transamerica Premier Life Insurance Company (25.6%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Transamerica Premier Life Insurance Company (37%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (53.6%).	Real estate alternatives investment
Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Transamerica Premier Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Transamerica Premier Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company
SB Frazer Owner, LLC	Delaware	100% Transamerica Life Insurance Company	Investments
Second FGP LLC	Delaware	100% FGH USA LLC	Real estate
Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate
Short Hills Management Company	New Jersey	100% Transamerica Corporation	Dormant

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote - Transamerica Corporation. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance
St. Lucie West Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
Stonebridge Reinsurance Company	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
TAH-MCD IV, LLC	Iowa	Sole Member - Transamerica Affordable housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership.
TAH Pentagon Funds, LLC	Iowa	Sole Member - Transamerica Affordable housing, Inc.	Serve as a general partner in a lower-tier tax credit entity
TAHP Fund 1, LLC	Delaware	Sole Member - Garnet LIHTC Fund IX, LLC	Real estate investments
TAHP Fund 2, LLC	Delaware	Sole Member - Garnet LIHTC Fund VIII, LLC	Low incoming housing tax credit
TAHP Fund VII, LLC	Delaware	Investor Member: Garnet LIHTC Fund XIX, LLC	Real estate investments
TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property.
TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
The AEGON Trust Advisory Board: Mark W. Mullin, Alexander R. Wynaendts, and Jay Orlandi	Delaware	100% AEGON International B.V.	Voting Trust
THH Acquisitions, LLC	Iowa	Sole Member - Investors Warranty of America, LLC	Acquirer of Core South Carolina mortgage loans from Investors Warranty of America, LLC and holder of foreclosed real estate.
TIHI Canada Holding, LLC	Iowa	Sole Member - Commonwealth General Corporation	Holding company
TLIC Oakbrook Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TLIC Riverwood Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company
Tradition Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Tradition Irrigation Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Irrigation company
Tradition Land Company, LLC	Iowa	Sole Member: Investors Warranty of America, LLC	Acquirer of Core Florida mortgage loans from Investors Warranty and holder of foreclosed real estate.
Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Advisors Life Insurance Company	Arkansas	100% Transamerica Corporation	Insurance company
Transamerica Affinity Marketing Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership
Transamerica Agency Network, Inc.	Iowa	100% AUSA Holding, LLC	Special purpose subsidiary
Transamerica Annuity Service Corporation	New Mexico	100% Commonwealth General Corporation	Performs services required for structured settlements
Transamerica Asset Management, Inc.	Florida	Transamerica Premier Life Insurance Company owns 77%; AUSA Holding, LLC owns 23%.	Fund advisor
Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
Transamerica (Bermuda) Services Center, Ltd.	Bermuda	100% AEGON International B.V.	Special purpose corporation
Transamerica Capital, Inc.	California	100% AUSA Holding, LLC	Broker/Dealer
Transamerica Casualty Insurance Company	Ohio	100% Transamerica Corporation	Insurance company
Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company
Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance
Transamerica Corporation	Oregon	100% Transamerica Corporation	Holding company
Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc.	Delaware	1,000 shares owned by AUSA Holding, LLC; 209 shares owned by Commonwealth General Corporation; 729 shares owned by AEGON Asset Management Services, Inc.	Broker/Dealer
Transamerica Financial Life Insurance Company	New York	88% Transamerica Corporation; 12% Transamerica Life Insurance Company	Insurance
Transamerica Fund Services, Inc.	Florida	Transamerica Premier Life Insurance Company owns 44%; AUSA Holding, LLC owns 56%	Mutual fund
Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing
Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary
Transamerica International Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% Transamerica Corporation	Reinsurance
Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Commonwealth General Corporation	Insurance and reinsurance consulting
Transamerica Investment Management, LLC	Delaware	Sole Member - AEGON USA Asset Management Holding, LLC	Investment advisor
Transamerica Investors Securities Corporation	Delaware	100% Transamerica Retirement Solutions, LLC	Broker/Dealer
Transamerica Leasing Holdings Inc.	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Life Insurance Company	Iowa	100% - Commonwealth General Corporation	Insurance
Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda - - will primarily write fixed universal life and term insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Commonwealth General Corporation	Life insurance
Transamerica Premier Life Insurance Company	Iowa	100% Commonwealth General Corporation	Insurance Company
Transamerica Pyramid Properties LLC	Iowa	100% Transamerica Premier Life Insurance Company	Realty limited liability company
Transamerica Realty Investment Properties LLC	Delaware	100% Transamerica Premier Life Insurance Company	Realty limited liability company
TABR Realty Services, LLC	Delaware	AUSA Holding, LLC - sole Member	Real estate investments
Transamerica Resources, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides education and information regarding retirement and economic issues.
Transamerica Retirement Advisors, LLC	Delaware	100% Transamerica Retirement Solutions, LLC	Investment advisor
Transamerica Retirement Insurance Agency, LLC	Delaware	100% Transamerica Retirement Solutions, LLC	Conduct business as an insurance agency.
Transamerica Retirement Solutions, LLC	Delaware	100% AUSA Holding, LLC	Retirement plan services.
Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts.
Transamerica Travel and Conference Services, LLC	Iowa	100% Money Services, Inc.	Travel and conference services
Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing
Transamerica Ventures, LLC	Delaware	100% AUSA Holding, LLC	Investments
Transamerica Ventures Fund, LLC	Delaware	100% AUSA Holding, LLC	Investments
United Financial Services, Inc.	Maryland	100% Transamerica Corporation	General agency
Universal Benefits, LLC	Iowa	100% AUSA Holding, LLC	Third party administrator
WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing
WFG Reinsurance Limited	Bermuda	51% owned by World Financial Group, Inc.; remaining 49% is annually offered to independent contractors associated with WFG Reinsurance Ltd.	Reinsurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
WFG Securities Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
World Financial Group Canada Inc.	Canada	100% World Financial Group Holding Company of Canada Inc.	Marketing
World Financial Group Holding Company of Canada Inc.	Canada	100% Commonwealth General Corporation	Holding company
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	California	100% Transamerica Premier Life Insurance Company	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company
Yarra Rapids, LLC	Delaware	Members are: Real Estate Alternatives Portfolio 4MR, LLC (49%) and non-AEGON affiliate (51%)	Real estate investments
Zahorik Company, Inc.	California	100% AUSA Holding, LLC	Inactive
Zero Beta Fund, LLC	Delaware

Members are: Transamerica Life Insurance Company (74.22%~~)~~; Transamerica Premier Life Insurance Company (16.31%); Transamerica Financial Life Insurance Company (9.47%) Manager: AEGON USA Investment Management LLC

Aggregating vehicle formed to hold various fund investments.

Item 27. Number of Contract Owners

As of March 31, 2016, there were 1,796 Owners of the Policies.

Item 28. Indemnification

The New York Code (Sections 721 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA B, Separate Account VA Q, Separate Account VA FF, Separate Account VA HH, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Separate Account VL, Separate Account VUL-1; Separate Account VUL-2, Separate Account VUL-3, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, Separate Account VUL-A, and Variable Life Account A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account, TFLIC Series Life Account, TFLIC Pooled Account No. 44, ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Annuity Account, WRL Series Annuity Account B, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account and Separate Account VL E. This account is a separate account of Transamerica Premier Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Transamerica Advisors Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds, Transamerica Investors, Inc., Transamerica Partners Funds Group, Transamerica Partners Funds Group II, Transamerica Partners Portfolios, Transamerica Partners Variable Funds and Transamerica Asset Allocation Variable Funds.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter

William McCauley	(6)	Director, Vice President and Chief Financial Officer

David W. Hopewell	(2)	Director

David R. Paulsen	(1)	Director, Chief Executive Officer, President and Chief Sales Officer

Blake S. Bostwick	(1)	Chief Marketing Officer and Chief Operations Officer

Rick B. Resnik	(3)	Chief Compliance Officer

Amy Angle	(5)	Assistant Vice President

Bonnie Howe	(1)	Vice President

Alison Ryan	(4)	Vice President and Assistant Secretary

Ayla Nazli	(4)	Assistant Secretary

Brenda L. Smith	(1)	Assistant Vice President

Arthur D. Woods	(6)	Assistant Vice President

Marc Cahn	(3)	Secretary

Jeffrey T. McGlaun	(5)	Assistant Treasurer

C. Michiel Van Katwijk	(5)	Treasurer

(1)	1801 California Street, Suite 5200, Denver, CO 80202
(2)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(3)	440 Mamaroneck Avenue, Harrison, NY 10528
(6)	1150 S. Olive St., Los Angeles, CA 90015
(5)	100 Light Street, Floor B1, Baltimore, MD 21202
(6)	570 Carillon Parkway, St. Petersburg, FL 33716

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc.	$2,889,484	0	0	0

(1)	Fiscal Year 2015

Item 30. Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit, Transamerica Financial Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31. Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32. Undertakings

(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Contract may be accepted.

(b)	Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.

(d)	Transamerica Financial Life Insurance Company hereby represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Financial Life Insurance Company.

SECTION 403(B) REPRESENTATIONS

Transamerica represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

TEXAS ORP REPRESENTATION

The Registrant intends to offer policies to participants in the Texas Option Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) – (d) of that Rule.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 28th day of April, 2016.

SEPARATE ACCOUNT VA BNY

TRANSAMERICA FINANCIAL LIFE
INSURANCE COMPANY
Depositor

*
Blake S. Bostwick
Director, President and Chairman of the Board

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

*	Controller	April 28, 2016
Eric Martin

*	Director, President and Chairman of the Board	April 28, 2016
Blake S. Bostwick

*	Director, Secretary Senior Vice President and General Counsel	April 28, 2016
Jason Orlandi

*	Director, Treasurer and Senior Vice President	April 28, 2016
C. Michiel van Katwijk

*	Director, Senior Vice President and Chief Tax Officer	April 28, 2016
David Schulz

*	Director	April 28, 2016
Richard Schapiro

*	Director	April 28, 2016
William Brown, Jr.

*	Director	April 28, 2016
Peter P. Post

*	Director	April 28, 2016
Mark Mullin

/s/ Alison Ryan		April 28, 2016
Alison Ryan

*	By: Alison Ryan – Attorney-in-Fact pursuant to Powers of Attorney filed previously and/or herewith.

Registration No.

333 - 187916

811-08750

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

TRANSAMERICA LIBERTY NY

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*
8(f)(7)	Amended Schedule A to Participation Agreement dated December 18, 2015 (TST)
8(f)(8)	Amended Schedule A to Participation Agreement dated March 21, 2016 (TST)
8(f)(9)	Amended Schedule A to Participation Agreement dated May 1, 2016 (TST)
8(j)(2)	Participation Agreement among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III, Transamerica Financial Life Insurance Company and MFS Fund Distributors, Inc. (MFS)
9	Opinion and Consent of Counsel
10	Consent of Independent Registered Public Accounting Firm
13	Powers of Attorney

* Page numbers included only in manually executed original.